UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02729

Short Term Investments Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Glenn Brightman 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 8/31/2023

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Annual Report to Shareholders	August 31, 2023

Cash Management Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2023, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

2

Fund Data

Cash Management Class data as of 8/31/23

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Liquid Assets[1]	12 - 48 days	37 days	54 days	$1.7 million
Invesco STIC Prime[1]	1 - 9 days	6 days	8 days	437.7 thousand
Invesco Treasury[2]	3 - 34 days	9 days	101 days	178.8 million
Invesco Government & Agency[2]	5 - 38 days	17 days	83 days	635.7 million
Invesco Treasury Obligations[2]	29 - 54 days	32 days	73 days	10.4 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

 Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

3       Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/23
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio

1 - 7	48.0%	80.0%	67.5%	63.6%	14.7%

8 - 30	7.9	9.1	6.9	4.3	36.8

31 - 60	11.1	10.9	2.9	7.1	28.0

61 - 90	9.7	0.0	1.6	1.0	4.3

91 - 180	18.5	0.0	3.4	5.3	6.7

181+	4.8	0.0	17.7	18.7	9.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

4       Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-43.21%(a)
Asset Management & Custody Banks-0.45%
BofA Securities, Inc. (SOFR + 0.50%)(b)	5.90%	10/16/2023	$10,000	$ 10,004,191

Asset-Backed Securities - Consumer Receivables-1.57%
Old Line Funding LLC (SOFR + 0.45%) (CEP - Royal Bank of Canada)(b)(c)	5.94%	09/22/2023	25,000	25,002,830
Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)	5.71%	01/04/2024	10,000	9,802,145
				34,804,975

Asset-Backed Securities - Fully Supported Bank-1.81%
Anglesea Funding LLC (1 mo. OBFR + 0.22%) (Multi - CEP’s)(b)(c)(d)	5.66%	11/14/2023	40,000	40,001,962

Consumer Finance-1.80%
Toyota Finance Australia Ltd. (Australia)(d)	5.59%	10/19/2023	40,000	39,708,559

Diversified Banks-29.68%
Banco Santander S.A. (SOFR + 0.39%) (Spain)(b)(c)(d)	5.66%	09/01/2023	20,000	20,000,240
Banco Santander S.A. (Spain)(c)(d)	5.69%	11/16/2023	10,000	9,882,832
Barclays Bank PLC(c)(d)	5.57%	10/06/2023	40,000	39,784,120
Barclays Bank PLC (SOFR + 0.42%)(b)(c)(d)	5.76%	01/05/2024	10,000	10,004,638
Canadian Imperial Bank of Commerce(c)(d)	5.88%	06/17/2024	25,000	23,843,700
Citigroup Global Markets, Inc.(c)	5.71%	12/18/2023	40,000	39,324,927
DBS Bank Ltd. (Singapore)(c)(d)	5.71%	02/13/2024	50,000	48,715,344
Dexia Credit Local S.A. (France)(c)(d)	5.78%	02/12/2024	50,000	48,728,125
Dexia Credit Local S.A. (France)(c)(d)	5.78%	02/16/2024	10,000	9,739,271
Dexia Credit Local S.A. (France)(c)(d)	5.77%	03/04/2024	10,000	9,712,423
DNB Bank ASA (Norway)(c)(d)	5.15%	02/01/2024	25,000	24,412,768
DZ BANK AG Deutsche Zentral-Genossenschaftsbank (Germany)(c)(d)	5.42%	09/05/2023	30,000	29,977,837
HSBC Bank PLC (SOFR + 0.42%) (United Kingdom)(b)(c)(d)	5.76%	01/26/2024	50,000	50,012,610
ING (US) Funding LLC (SOFR + 0.46%)(b)(c)(d)	5.76%	09/29/2023	25,000	25,006,519
ING (US) Funding LLC(c)(d)	5.50%	11/03/2023	25,000	24,758,756
National Australia Bank Ltd. (Australia)(c)(d)	5.10%	11/02/2023	40,000	39,622,630
Nordea Bank Abp (SOFR + 0.34%) (Finland)(b)(c)(d)	5.64%	10/31/2023	5,000	5,001,369
Nordea Bank Abp (Finland)(c)(d)	5.73%	02/09/2024	25,000	24,381,700
Svenska Handelsbanken AB (Sweden)(c)(d)	5.54%	05/22/2024	50,000	47,917,174
Toronto-Dominion Bank (The) (Canada)(c)(d)	5.25%	01/26/2024	25,000	24,955,230
Toronto-Dominion Bank (The) (SOFR + 0.62%) (Canada)(b)(c)(d)	6.03%	04/26/2024	25,000	25,018,578
United Overseas Bank Ltd. (Singapore)(c)(d)	5.55%	11/03/2023	50,000	49,513,422
Westpac Banking Corp. (SOFR + 0.44%)(b)(c)(d)	5.84%	10/23/2023	25,000	25,010,462
				655,324,675

Diversified Capital Markets-3.83%
Glencove Funding LLC (CEP - Standard Chartered Bank)(c)(d)	5.61%	11/17/2023	40,000	39,527,060
UBS AG (SOFR + 0.35%)(b)(c)(d)	5.83%	11/15/2023	20,000	20,000,083
UBS AG (SOFR + 0.41%)(b)(c)(d)	5.87%	02/16/2024	25,000	24,999,743
				84,526,886

Specialized Finance-4.07%
Caisse des Depots et Consignations (France)(c)(d)	5.37%	10/06/2023	40,000	39,786,120
Great Bear Funding LLC (1 mo. OBFR + 0.40%) (CEP - Bank of Nova Scotia)(b)(d)	5.85%	02/13/2024	30,000	30,010,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5       Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance-(continued)
Great Bear Funding LLC (1 mo. OBFR + 0.40%) (CEP - Bank of Nova Scotia)(b)(d)	5.85%	02/13/2024	$20,000	$ 20,013,410
				89,810,285
Total Commercial Paper (Cost $954,485,987)				954,181,533

Certificates of Deposit-36.32%
BNP Paribas S.A. (France)(d)	5.31%	09/01/2023	21,000	21,000,000
Canadian Imperial Bank of Commerce (SOFR + 0.55%) (Canada)(b)(d)	6.05%	09/28/2023	25,000	25,006,805
Citibank N.A.	5.71%	01/02/2024	10,000	10,000,834
Cooperatieve Rabobank U.A. (Cayman Islands)(d)	5.30%	09/01/2023	51,000	51,000,000
DNB Bank ASA(d)	5.30%	09/01/2023	81,000	81,000,000
DZ BANK AG Deutsche Zentral-Genossenschaftsbank (Germany)(d)	5.30%	09/01/2023	76,000	76,000,000
Mizuho Bank Ltd.(d)	5.32%	09/01/2023	101,000	101,000,000
MUFG Bank Ltd.(d)	5.57%	10/20/2023	10,000	10,002,211
MUFG Bank Ltd.(d)	5.57%	10/27/2023	40,000	40,009,233
Nordea Bank Abp(d)	5.30%	09/01/2023	73,000	73,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	5.57%	11/17/2023	25,000	24,998,518
Oversea-Chinese Banking Corp. Ltd. (SOFR + 0.40%) (Singapore)(b)(d)	5.83%	01/19/2024	32,000	32,006,742
Skandinaviska Enskilda Banken AB(d)	5.31%	09/01/2023	101,000	101,000,000
Svenska Handelsbanken AB(d)	5.30%	09/01/2023	56,000	56,000,000
Swedbank AB (SOFR + 0.42%) (Sweden)(b)(d)	5.91%	09/25/2023	50,000	50,010,614
Woori Bank(d)	5.38%	09/25/2023	50,000	50,000,498
Total Certificates of Deposit (Cost $801,997,476)				802,035,455

Variable Rate Demand Notes-4.09%(e)
Credit Enhanced-4.09%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	5.38%	04/01/2035	11,850	11,850,000
Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	5.30%	08/01/2045	67,040	67,040,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	5.92%	04/01/2047	9,000	8,999,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.40%	05/01/2037	2,300	2,300,000
Total Variable Rate Demand Notes (Cost $90,189,999)				90,189,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-83.62% (Cost $1,846,673,462)				1,846,406,987

			Repurchase Amount

Repurchase Agreements-16.68%(g)

BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $132,354,947; 0.00% - 12.07%; 06/01/2025 - 05/20/2072)(h)	5.45%	09/06/2023	20,021,194	20,000,000
BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $425,447,903 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $442,140,684; 0.00% - 11.94%; 02/15/2024 - 12/15/2072)(h)	5.42%	09/06/2023	50,052,694	50,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/31/2023, aggregate maturing value of $115,122,092 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $126,435,162; 0.00% - 12.26%; 09/15/2024 - 10/16/2056)(h)	5.46%	09/07/2023	45,047,775	45,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6       Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 08/31/2023, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $199,521,030; 1.25% - 9.56%; 06/20/2024 - 04/15/2081)(h)	5.40%	09/07/2023	$38,039,900	$38,000,000

BofA Securities, Inc., joint term agreement dated 08/31/2023, aggregate maturing value of $250,037,500 (collateralized by corporate obligations valued at $275,001,854; 2.25% - 10.38%; 03/01/2025 - 12/15/2036)(h)	5.40%	09/01/2023	20,003,000	20,000,000

Credit Agricole Corporate & Investment Bank, joint open agreement dated 02/17/2023 (collateralized by agency and non-agency asset-backed securities, corporate obligations, and non-agency mortgage-backed securities valued at $212,935,617; 1.13% - 9.38%; 09/27/2023 - 04/20/2062)(i)	5.40%	09/01/2023	15,069,758	15,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $420,000,102; 0.00%)	5.39%	09/01/2023	35,005,240	35,000,000

J.P. Morgan Securities LLC, joint open agreement dated 07/11/2023 (collateralized by corporate obligations and a non-agency asset-backed security valued at $192,499,943; 0.00% - 15.00%; 01/02/2024 - 06/30/2062)(i)	5.61%	09/01/2023	65,314,383	65,000,000

RBC Capital Markets LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $150,160,417 (collateralized by commercial paper, corporate obligations and non-agency asset-backed securities valued at $162,126,258; 0.00% - 13.25%; 09/15/2023 - 03/07/2082)(h)	5.50%	09/06/2023	15,016,042	15,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $62,597,474; 0.00% - 10.50%; 10/12/2023 - 03/25/2065)(i)	5.49%	09/01/2023	25,003,813	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,500 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,054; 0.63% - 6.00%; 05/15/2030 - 06/20/2053)	5.31%	09/01/2023	40,206,602	40,200,672

Total Repurchase Agreements (Cost $368,200,672)				368,200,672

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.30% (Cost $2,214,874,134)				2,214,607,659

OTHER ASSETS LESS LIABILITIES-(0.30)%				(6,600,159)

NET ASSETS-100.00%				$2,208,007,500

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7       Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Liquid Assets Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $875,294,617, which represented 39.64% of the Fund’s Net Assets.

(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 13.3%; Japan: 8.6%; Singapore: 7.0%; Cananda: 6.7%; Netherland: 6.4%; other countries less than 5% each: 33.2%.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8       Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit-37.62%
BNP Paribas S.A. (France)(a)	5.31%	09/01/2023	$4,000	$ 4,000,000
Cooperatieve Rabobank U.A. (Cayman Islands)(a)	5.30%	09/01/2023	19,000	19,000,000
Credit Industriel et Commercial (SOFR + 0.13%)(a)(b)	5.65%	09/08/2023	15,000	15,000,113
DNB Bank ASA(a)	5.30%	09/01/2023	19,000	19,000,000
DZ BANK AG Deutsche Zentral-Genossenschaftsbank (Germany)(a)	5.30%	09/01/2023	19,000	19,000,000
Mizuho Bank Ltd.(a)	5.32%	09/01/2023	19,000	19,000,000
Natixis S.A.(a)	5.50%	10/05/2023	8,000	7,998,816
Nordea Bank Abp(a)	5.30%	09/01/2023	12,000	12,000,000
Nordea Bank Abp (SOFR + 0.42%) (Finland)(a)(b)	5.64%	09/20/2023	2,300	2,300,408
Skandinaviska Enskilda Banken AB(a)	5.31%	09/01/2023	19,000	19,000,000
Svenska Handelsbanken AB(a)	5.30%	09/01/2023	19,000	19,000,000
Swedbank AB (SOFR + 0.41%) (Sweden)(a)(b)	5.57%	10/19/2023	8,000	8,002,978
Total Certificates of Deposit (Cost $163,300,407)				163,302,315

Commercial Paper-15.61%(c)
Asset-Backed Securities - Fully Supported-1.61%
Atlantic Asset Securitization LLC (SOFR + 0.15%) (CEP - Credit Agricole Corporate & Investment Bank S.A.)(a)(b)(d)	5.68%	09/11/2023	7,000	7,000,104

Asset-Backed Securities - Fully Supported Bank-4.12%
Anglesea Funding LLC (Multi - CEP’s)(a)(d)	5.50%	10/17/2023	5,000	4,964,796
Halkin Finance LLC (Multi - CEP’s)(a)(d)	5.40%	09/05/2023	5,000	4,996,303
Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(a)(d)	5.48%	10/16/2023	8,000	7,944,851
				17,905,950

Asset-Backed Securities - Multi-Purpose-1.83%
CAFCO LLC (CEP - Citibank, N.A.)(d)	5.44%	10/23/2023	8,000	7,936,423

Diversified Banks-3.96%
Lloyds Bank PLC (SOFR + 0.30%) (United Kingdom)(a)(b)	5.34%	09/05/2023	7,000	7,000,161
National Bank of Canada (Canada)(a)(d)	5.43%	10/11/2023	2,400	2,385,330
Nordea Bank Abp (SOFR + 0.34%) (Finland)(a)(b)(d)	5.51%	10/25/2023	5,000	5,001,478
Sumitomo Mitsui Trust Bank Ltd. (Singapore)(a)(d)	5.40%	09/05/2023	2,810	2,807,927
				17,194,896

Diversified Capital Markets-2.48%
Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(a)(d)	5.46%	09/14/2023	8,000	7,983,362
Pacific Life Short Term Funding LLC(d)	5.47%	10/20/2023	2,800	2,779,085
				10,762,447

Regional Banks-1.61%
Mitsubishi UFJ Trust & Banking Corp.(a)(d)	5.43%	09/15/2023	7,000	6,984,483
Total Commercial Paper (Cost $67,789,907)				67,784,303

Variable Rate Demand Notes-2.30%(e)
Credit Enhanced-2.30%
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(d)(f)	5.92%	04/01/2047	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9       Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued)
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.40%	05/01/2037	$5,000	$ 5,000,000
Total Variable Rate Demand Notes (Cost $10,000,000)				10,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-55.53% (Cost $241,090,314)				241,086,618

			Repurchase Amount
Repurchase Agreements-44.93%(g)
Bank of Nova Scotia, joint agreement dated 08/31/2023, aggregate maturing value of $2,350,345,972 (collateralized by agency mortgage-backed securities valued at $2,397,000,469; 2.00% - 6.50%; 09/01/2027 - 08/20/2053)	5.30%	09/01/2023	20,002,944	20,000,000
BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $132,354,947; 0.00% - 12.07%; 06/01/2025 - 05/20/2072)(h)	5.45%	09/06/2023	8,008,478	8,000,000
BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $425,447,903 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $442,140,684; 0.00% - 11.94%; 02/15/2024 - 12/15/2072)(h)	5.42%	09/06/2023	5,005,269	5,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/31/2023, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $199,521,030; 1.25% - 9.56%; 06/20/2024 - 04/15/2081)(h)	5.40%	09/07/2023	15,015,750	15,000,000
BofA Securities, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $1,750,257,639 (collateralized by agency mortgage-backed securities valued at $1,785,000,000; 1.50% - 9.00%; 09/01/2023 - 02/01/2057)	5.30%	09/01/2023	20,002,944	20,000,000
BofA Securities, Inc., joint term agreement dated 08/31/2023, aggregate maturing value of $250,037,500 (collateralized by corporate obligations valued at $275,001,854; 2.25% - 10.38%; 03/01/2025 - 12/15/2036)(h)	5.40%	09/01/2023	5,000,750	5,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $400,059,000 (collateralized by U.S. Treasury obligations valued at $408,000,092; 0.00% - 0.88%; 01/31/2024 - 08/15/2052)	5.31%	09/01/2023	20,002,950	20,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $420,000,102; 0.00%)	5.39%	09/01/2023	15,002,246	15,000,000
J.P. Morgan Securities LLC, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,001; 0.75% - 7.50%; 09/15/2025 - 08/01/2053)	5.30%	09/01/2023	20,002,944	20,000,000
RBC Capital Markets LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $150,160,417 (collateralized by commercial paper, corporate obligations and non-agency asset-backed securities valued at $162,126,258; 0.00% - 13.25%; 09/15/2023 - 03/07/2082)(h)	5.50%	09/06/2023	10,010,694	10,000,000
Societe Generale, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,222 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 2.50% - 5.00%; 03/01/2042 - 11/01/2052)	5.30%	09/01/2023	20,002,944	20,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $62,597,474; 0.00% - 10.50%; 10/12/2023 - 03/25/2065)(i)	5.49%	09/01/2023	5,000,763	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10       Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,500 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,054; 0.63% - 6.00%; 05/15/2030 - 06/20/2053)	5.31%	09/01/2023	$32,034,431	$32,029,707

Total Repurchase Agreements (Cost $195,029,707)				195,029,707

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.46% (Cost $436,120,021)				436,116,325

OTHER ASSETS LESS LIABILITIES-(0.46)%				(1,988,697)

NET ASSETS-100.00%				$434,127,628

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden 10.6%; France 9.0%; Japan 6.6%; Netherlands 5.5%; other countries less than 5% each: 19.0%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $65,784,142, which represented 15.15% of the Fund’s Net Assets.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11       Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-31.57%
U.S. Treasury Bills-13.95%(a)
U.S. Treasury Bills	5.24%	09/05/2023	$1,000,000	$ 999,422,222
U.S. Treasury Bills	5.22%-5.23%	09/21/2023	1,100,000	1,096,842,042
U.S. Treasury Bills	5.24%	10/17/2023	1,000,000	993,419,445
U.S. Treasury Bills	5.37%	11/24/2023	545,000	538,260,169
U.S. Treasury Bills	5.41%	12/12/2023	450,000	443,236,125
U.S. Treasury Bills	5.41%	12/26/2023	750,000	737,155,416
				4,808,335,419

U.S. Treasury Floating Rate Notes-17.62%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.55%	10/31/2024	1,839,000	1,837,123,880
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.61%	01/31/2025	2,063,000	2,064,038,880
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.58%	04/30/2025	1,675,000	1,675,717,313
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.54%	07/31/2025	500,000	499,614,911
				6,076,494,984
Total U.S. Treasury Securities (Cost $10,884,830,403)				10,884,830,403
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-31.57% (Cost $10,884,830,403)				10,884,830,403

			Repurchase Amount
Repurchase Agreements-67.62%(c)
ABN AMRO Bank N.V., joint agreement dated 08/31/2023, aggregate maturing value of $450,066,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.50% - 4.13%; 08/15/2025 - 05/15/2042)	5.30%	09/01/2023	250,036,806	250,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,090; 3.75% - 4.38%; 08/31/2028 - 08/31/2030)	5.31%	09/01/2023	500,073,750	500,000,000
Citigroup Global Markets, Inc., joint term agreement dated 08/29/2023, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,048; 0.00% - 7.50%; 09/05/2023 - 08/15/2053)(d)	5.32%	09/05/2023	3,003,103,333	3,000,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2023, aggregate maturing value of $100,014,444 (collateralized by U.S. Treasury obligations valued at $102,000,080; 4.00%; 06/30/2028)	5.20%	09/01/2023	25,003,611	25,000,000
Federal Reserve Bank of New York, joint agreement dated 08/31/2023, aggregate maturing value of $36,505,373,611 (collateralized by U.S. Treasury obligations valued at $36,505,373,762; 0.25% - 4.00%; 03/31/2024 - 02/15/2030)	5.30%	09/01/2023	8,501,251,389	8,500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2023, aggregate maturing value of $8,001,177,778 (collateralized by U.S. Treasury obligations valued at $8,160,000,163; 0.00% - 4.00%; 09/14/2023 - 07/15/2032)	5.30%	09/01/2023	3,359,494,519	3,359,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/31/2023, maturing value of $750,110,417 (collateralized by U.S. Treasury obligations valued at $765,000,039; 2.00% - 3.00%; 02/15/2049 - 02/15/2050)	5.30%	09/01/2023	750,110,417	750,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12       Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Goldman Sachs & Co., agreement dated 08/31/2023, maturing value of $250,036,806 (collateralized by a U.S. Treasury obligation valued at $255,000,037; 2.38%; 02/29/2024)	5.30%	09/01/2023	$250,036,806	$ 250,000,000
ING Financial Markets, LLC, agreement dated 08/31/2023, maturing value of $200,029,444 (collateralized by U.S. Treasury obligations valued at $204,000,052; 0.00% - 4.75%; 12/15/2023 - 02/15/2053)	5.30%	09/01/2023	200,029,444	200,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,153,727 (collateralized by U.S. Treasury obligations valued at $1,020,690,818; 0.63% - 4.13%; 10/15/2024 - 11/15/2052)	5.30%	09/01/2023	500,076,472	500,002,860
ING Financial Markets, LLC, joint term agreement dated 07/26/2023, aggregate maturing value of $1,008,423,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,043; 0.00% - 7.63%; 10/03/2023 - 08/15/2052)	5.32%	09/21/2023	267,232,183	265,000,000
ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $504,211,667 (collateralized by U.S. Treasury obligations valued at $510,000,121; 0.00% - 4.25%; 09/14/2023 - 08/15/2053)	5.32%	09/22/2023	252,105,833	250,000,000
ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $806,620,444 (collateralized by U.S. Treasury obligations valued at $816,000,018; 0.00% - 7.63%; 09/26/2023 - 02/15/2053)	5.32%	09/21/2023	771,330,800	765,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/30/2023, aggregate maturing value of $350,368,087 (collateralized by U.S. Treasury obligations valued at $358,836,327; 0.00%; 05/15/2040 - 08/15/2046)(d)	5.32%	09/06/2023	100,105,134	100,001,688
Mitsubishi UFJ Trust & Banking Corp., agreement dated 08/31/2023, maturing value of $250,036,806 (collateralized by U.S. Treasury obligations valued at $255,000,015; 1.88% - 5.00%; 05/15/2037 - 08/15/2051)	5.30%	09/01/2023	250,036,806	250,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 07/26/2023, aggregate maturing value of $252,068,889 (collateralized by U.S. Treasury obligations valued at $255,000,056; 0.13% - 4.00%; 05/15/2024 - 08/15/2032)(d)	5.32%	09/21/2023	126,034,444	125,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $1,943,488,353 (collateralized by U.S. Treasury obligations valued at $1,985,832,101; 0.50% - 3.88%; 03/31/2025 - 11/15/2040)(d)	5.32%	09/06/2023	500,604,813	500,087,500
Mitsubishi UFJ Trust & Banking Corp., term agreement dated 08/30/2023, maturing value of $100,103,250 (collateralized by a U.S. Treasury obligation valued at $102,030,179; 0.75%; 08/31/2026)(d)	5.31%	09/06/2023	100,103,250	100,000,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2023, maturing value of $758,343,714 (collateralized by U.S. Treasury obligations valued at $776,136,774; 0.00% - 1.75%; 05/15/2037 - 11/15/2046)	5.31%	09/01/2023	758,343,714	758,231,875
Societe Generale, joint term agreement dated 08/30/2023, aggregate maturing value of $1,501,548,750 (collateralized by U.S. Treasury obligations valued at $1,530,000,031; 0.25% - 4.50%; 08/15/2024 - 05/15/2032)(d)	5.31%	09/06/2023	740,764,050	740,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $2,900,426,944 (collateralized by U.S. Treasury obligations valued at $2,958,000,059; 0.63% - 6.13%; 10/31/2024 - 05/15/2049)	5.30%	09/01/2023	1,112,285,214	1,112,121,485
Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,012,602,253 (collateralized by U.S. Treasury obligations valued at $1,068,100,137; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/01/2023	507,213,644	507,137,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13       Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Teacher Retirement System of Texas, joint agreement dated 08/31/2023,aggregate maturing value of $1,027,540,443 (collateralized by U.S. Treasury obligations valued at $1,078,271,700; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/05/2023	$512,571,266	$ 512,264,476

Total Repurchase Agreements (Cost $23,318,847,598)				23,318,847,598

TOTAL INVESTMENTS IN SECURITIES-99.19% (Cost $34,203,678,001)				34,203,678,001

OTHER ASSETS LESS LIABILITIES-0.81%				280,871,486

NET ASSETS-100.00%				$34,484,549,487

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14       Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-27.58%
U.S. Treasury Bills-12.45%(a)
U.S. Treasury Bills	5.42%	10/03/2023	$2,330,000	$ 2,318,971,335
U.S. Treasury Bills	4.12%	10/05/2023	50,000	49,813,236
U.S. Treasury Bills	5.29%	10/10/2023	525,000	522,042,500
U.S. Treasury Bills	5.32%	10/12/2023	970,000	964,200,208
U.S. Treasury Bills	5.24%	10/17/2023	100,000	99,341,945
U.S. Treasury Bills	5.31%	10/24/2023	1,825,000	1,810,974,875
U.S. Treasury Bills	5.34%	11/07/2023	700,000	693,160,415
U.S. Treasury Bills	5.14%	11/16/2023	105,000	103,890,500
U.S. Treasury Bills	5.39%	12/07/2023	485,000	478,139,270
U.S. Treasury Bills	5.29%	12/14/2023	50,000	49,255,389
U.S. Treasury Bills	5.43%	12/26/2023	1,970,000	1,936,152,457
U.S. Treasury Bills	5.19%	06/13/2024	1,105,000	1,061,721,447
				10,087,663,577

U.S. Treasury Floating Rate Notes-14.38%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	10/31/2023	679	679,406
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	5.34%	04/30/2024	1,648,000	1,647,205,837
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	07/31/2024	2,568,400	2,567,472,985
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.55%	10/31/2024	3,834,800	3,831,632,970
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.61%	01/31/2025	1,847,000	1,847,583,378
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.58%	04/30/2025	1,750,000	1,749,985,311
				11,644,559,887

U.S. Treasury Notes-0.75%
U.S. Treasury Notes	2.00%	04/30/2024	370,000	363,374,265
U.S. Treasury Notes	2.50%	04/30/2024	250,000	246,330,000
				609,704,265
Total U.S. Treasury Securities (Cost $22,341,927,729)				22,341,927,729

U.S. Government Sponsored Agency Securities-4.59%
Federal Farm Credit Bank (FFCB)-3.02%
Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	09/20/2023	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	12/15/2023	24,500	24,499,644
Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	01/04/2024	229,000	229,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	5.36%	01/10/2024	75,500	75,500,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	01/25/2024	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	02/05/2024	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	02/20/2024	80,000	80,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	02/23/2024	162,000	162,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	03/08/2024	95,000	95,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	03/15/2024	431,000	431,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15       Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	03/18/2024	$445,000	$ 445,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	04/04/2024	195,000	195,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	04/25/2024	345,000	345,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	05/09/2024	160,000	160,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	05/24/2024	62,000	62,000,000
				2,443,999,644

Federal Home Loan Bank (FHLB)-1.38%(a)
Federal Home Loan Bank	5.01%	01/12/2024	213,000	209,230,669
Federal Home Loan Bank	5.02%	02/09/2024	926,000	906,204,692
				1,115,435,361

U.S. International Development Finance Corp. (DFC)-0.19%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/11/2023	9,273	9,272,728
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.50%	09/13/2023	6,357	6,357,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.54%	09/13/2023	15,300	15,300,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/13/2023	10,444	10,444,447
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/13/2023	47,727	47,727,274
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	06/15/2025	9,600	9,600,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/15/2025	2,368	2,368,421
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.48%	09/15/2026	5,417	5,416,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/15/2026	3,250	3,250,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	02/15/2028	10,000	10,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	10/15/2030	6,444	6,444,444
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/13/2023	30,375	30,375,000
				156,555,981
Total U.S. Government Sponsored Agency Securities (Cost $3,715,990,986)				3,715,990,986
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-32.17% (Cost $26,057,918,715)				26,057,918,715

			Repurchase Amount

Repurchase Agreements-65.67%(c)
ABN AMRO Bank N.V., joint agreement dated 08/31/2023, aggregate maturing value of $450,066,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.50% - 4.13%; 08/15/2025 - 05/15/2042)	5.30%	09/01/2023	200,029,444	200,000,000
Bank of Nova Scotia, joint agreement dated 08/31/2023, aggregate maturing value of $2,350,345,972 (collateralized by agency mortgage-backed securities valued at $2,397,000,469; 2.00% - 6.50%; 09/01/2027 - 08/20/2053)	5.30%	09/01/2023	1,225,180,347	1,225,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16       Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
BofA Securities, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $1,750,257,639 (collateralized by agency mortgage-backed securities valued at $1,785,000,000; 1.50% - 9.00%; 09/01/2023 - 02/01/2057)	5.30%	09/01/2023	$904,808,814	$ 904,675,626
CIBC World Markets Corp., joint term agreement dated 07/27/2023, aggregate maturing value of $1,714,068,444 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $1,734,000,020; 0.00% - 7.00%; 03/01/2027 - 08/20/2069)(d)	5.32%	09/21/2023	1,507,371,956	1,495,000,000
Citigroup Global Markets, Inc., agreement dated 08/31/2023, maturing value of $300,044,250 (collateralized by U.S. Treasury obligations valued at $306,000,082; 0.50% - 3.88%; 03/31/2025 - 06/30/2028)	5.31%	09/01/2023	300,044,250	300,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,090; 3.75% - 4.38%; 08/31/2028 - 08/31/2030)	5.31%	09/01/2023	1,500,221,250	1,500,000,000
Citigroup Global Markets, Inc., joint term agreement dated 08/29/2023, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,048; 0.00% - 7.50%; 09/05/2023 - 08/15/2053)(d)	5.32%	09/05/2023	4,504,655,000	4,500,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2023, aggregate maturing value of $100,014,444 (collateralized by U.S. Treasury obligations valued at $102,000,080; 4.00%; 06/30/2028)	5.20%	09/01/2023	75,010,833	75,000,000
Federal Reserve Bank of New York, joint agreement dated 08/31/2023, aggregate maturing value of $36,505,373,611 (collateralized by U.S. Treasury obligations valued at $36,505,373,762; 0.25% - 4.00%; 03/31/2024 - 02/15/2030)	5.30%	09/01/2023	21,003,091,667	21,000,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2023, maturing value of $745,109,888 (collateralized by U.S. government sponsored agency obligations a U.S. Treasury obligation valued at $759,900,049; 1.04% - 5.65%; 12/15/2023 - 06/26/2028)	5.31%	09/01/2023	745,109,888	745,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2023, aggregate maturing value of $8,001,177,778 (collateralized by U.S. Treasury obligations valued at $8,160,000,163; 0.00% - 4.00%; 09/14/2023 - 07/15/2032)	5.30%	09/01/2023	3,900,574,167	3,900,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/31/2023, maturing value of $750,110,417 (collateralized by U.S. Treasury obligations valued at $765,000,064; 1.38% - 3.00%; 02/15/2049 - 08/15/2052)	5.30%	09/01/2023	750,110,417	750,000,000
Goldman Sachs & Co., agreement dated 08/31/2023, maturing value of $250,036,806 (collateralized by U.S. Treasury obligations valued at $255,000,001; 0.00% - 6.25%; 02/29/2024 - 02/15/2043)	5.30%	09/01/2023	250,036,806	250,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,153,727 (collateralized by U.S. Treasury obligations valued at $1,020,690,818; 0.63% - 4.13%; 10/15/2024 - 11/15/2052)	5.30%	09/01/2023	500,077,256	500,003,644
ING Financial Markets, LLC, joint term agreement dated 07/26/2023, aggregate maturing value of $1,008,423,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,043; 0.00% - 7.63%; 10/03/2023 - 08/15/2052)	5.32%	09/21/2023	504,211,667	500,000,000
ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $1,008,275,556 (collateralized by agency mortgage-backed securities valued at $1,020,000,001; 1.50% - 7.50%; 03/01/2028 - 09/01/2057)	5.32%	09/21/2023	932,654,889	925,000,000
ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $504,211,667 (collateralized by U.S. Treasury obligations valued at $510,000,121; 0.00% - 4.25%; 09/14/2023 - 08/15/2053)	5.32%	09/22/2023	252,105,833	250,000,000
ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $705,792,889 (collateralized by U.S. Treasury obligations valued at $714,000,031; 0.00% - 4.63%; 09/07/2023 - 08/15/2052)	5.32%	09/21/2023	640,254,978	635,000,000
ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $806,620,444 (collateralized by agency mortgage-backed securities valued at $816,000,001; 1.50% - 8.00%; 09/01/2029 - 05/01/2058)	5.32%	09/21/2023	236,944,756	235,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17       Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, term agreement dated 07/27/2023, maturing value of $201,655,111 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 8.00%; 03/17/2031 - 08/01/2053)	5.32%	09/21/2023	$201,655,111	$ 200,000,000
ING Financial Markets, LLC, term agreement dated 07/27/2023, maturing value of $504,211,667 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 8.00%; 09/01/2029 - 02/01/2057)	5.32%	09/22/2023	504,211,667	500,000,000
ING Financial Markets, LLC, term agreement dated 07/28/2023, maturing value of $201,628,611 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.50%; 07/01/2033 - 05/01/2058)	5.33%	09/21/2023	201,628,611	200,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2023 (collateralized by agency mortgage-backed securities valued at $918,000,005; 1.25% - 6.39%; 03/25/2025 - 09/16/2063)(e)	5.31%	09/01/2023	788,593,992	785,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/30/2023, aggregate maturing value of $350,368,087 (collateralized by U.S. Treasury obligations valued at $358,836,327; 0.00%; 05/15/2040 - 08/15/2046)(d)	5.32%	09/06/2023	170,176,456	170,000,600
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 07/26/2023, aggregate maturing value of $252,068,889 (collateralized by U.S. Treasury obligations valued at $255,000,056; 0.13% - 4.00%; 05/15/2024 - 08/15/2032)(d)	5.32%	09/21/2023	126,034,444	125,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $1,943,488,353 (collateralized by U.S. Treasury obligations valued at $1,985,832,101; 0.50% - 3.88%; 03/31/2025 - 11/15/2040)(d)	5.32%	09/06/2023	1,333,357,859	1,331,980,000
Prudential Insurance Co. of America, agreement dated 08/31/2023, maturing value of $140,319,444 (collateralized by U.S. Treasury obligations valued at $143,901,190; 0.00%; 05/15/2037 - 08/15/2042)	5.31%	09/01/2023	140,319,444	140,298,750
RBC Dominion Securities Inc., joint agreement dated 08/31/2023, aggregate maturing value of $3,250,478,472 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $3,315,000,043; 0.00% - 6.24%; 09/19/2023 - 08/15/2053)	5.30%	09/01/2023	2,015,296,653	2,015,000,000
RBC Dominion Securities Inc., joint term agreement dated 07/27/2023, aggregate maturing value of $2,016,551,111 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,001; 0.00% - 6.50%; 09/30/2024 - 09/01/2053)(d)	5.32%	09/21/2023	352,896,444	350,000,000
Royal Bank of Canada, term agreement dated 07/27/2023, maturing value of $1,008,275,556 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,063; 0.00% - 6.50%; 03/31/2025 - 09/01/2053)(d)	5.32%	09/21/2023	1,008,275,556	1,000,000,000
Societe Generale, joint term agreement dated 08/30/2023, aggregate maturing value of $1,501,548,750 (collateralized by U.S. Treasury obligations valued at $1,530,000,031; 0.25% - 4.50%; 08/15/2024 - 05/15/2032)(d)	5.31%	09/06/2023	475,490,438	475,000,000
Standard Chartered Bank, agreement dated 08/31/2023, maturing value of $2,750,404,861 (collateralized by U.S. Treasury obligations valued at $2,805,413,051; 0.00% - 5.50%; 09/12/2023 - 05/15/2053)	5.30%	09/01/2023	2,750,404,861	2,750,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $2,900,426,944 (collateralized by U.S. Treasury obligations valued at $2,958,000,059; 0.63% - 6.13%; 10/31/2024 - 05/15/2049)	5.30%	09/01/2023	765,451,880	765,339,205
TD Securities (USA) LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $500,516,250 (collateralized by agency mortgage-backed securities valued at $510,000,000; 2.00% - 6.00%; 06/01/2048 - 09/01/2053)(d)	5.31%	09/06/2023	275,283,938	275,000,000
Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,012,602,253 (collateralized by U.S. Treasury obligations valued at $1,068,100,137; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/01/2023	505,388,609	505,312,952
Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,027,540,443 (collateralized by U.S. Treasury obligations valued at $1,078,271,700; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/05/2023	514,969,177	514,660,953

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18       Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $1,801,862,000 (collateralized by agency mortgage-backed securities valued at $1,836,000,000; 1.50% - 7.00%; 03/01/2025 - 09/01/2053)(d)	5.32%	09/06/2023	$1,216,256,850	$ 1,215,000,000

Total Repurchase Agreements (Cost $53,207,271,730)				53,207,271,730

TOTAL INVESTMENTS IN SECURITIES(f)-97.84% (Cost $79,265,190,445)				79,265,190,445

OTHER ASSETS LESS LIABILITIES-2.16%				1,751,915,792

NET ASSETS-100.00%				$81,017,106,237

Investment Abbreviations:

SOFR -Secured Overnight Financing Rate

VRD  -Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19       Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-110.50%
U.S. Treasury Bills-98.18%(a)
U.S. Treasury Bills	5.24%-5.28%	09/05/2023	$167,000	$ 166,903,191
U.S. Treasury Bills	5.25%-5.29%	09/07/2023	94,550	94,467,205
U.S. Treasury Bills	5.27%-5.30%	09/12/2023	169,600	169,328,080
U.S. Treasury Bills	5.22%	09/14/2023	50,100	50,006,810
U.S. Treasury Bills	5.30%-5.31%	09/19/2023	170,000	169,551,605
U.S. Treasury Bills	5.20%-5.29%	09/21/2023	59,000	58,829,410
U.S. Treasury Bills	5.31%-5.33%	09/26/2023	160,000	159,412,777
U.S. Treasury Bills	5.32%	09/28/2023	45,000	44,821,631
U.S. Treasury Bills	5.31%-5.32%	10/03/2023	196,000	195,163,248
U.S. Treasury Bills	5.31%	10/05/2023	65,000	64,675,919
U.S. Treasury Bills	5.29%-5.32%	10/10/2023	79,000	78,550,460
U.S. Treasury Bills	5.32%	10/12/2023	25,000	24,849,445
U.S. Treasury Bills	5.24%-5.32%	10/17/2023	60,000	59,596,861
U.S. Treasury Bills	5.31%-5.33%	10/24/2023	72,000	71,440,497
U.S. Treasury Bills	5.29%	10/31/2023	21,000	20,827,193
U.S. Treasury Bills	5.12%-5.34%	11/09/2023	18,100	17,918,799
U.S. Treasury Bills	5.36%	11/21/2023	8,000	7,905,140
U.S. Treasury Bills	5.29%	12/14/2023	5,000	4,925,539
U.S. Treasury Bills	5.40%	12/19/2023	46,000	45,261,131
U.S. Treasury Bills	5.43%	12/26/2023	9,000	8,845,357
U.S. Treasury Bills	5.37%	01/04/2024	20,000	19,636,201
U.S. Treasury Bills	5.39%	01/18/2024	4,200	4,114,862
U.S. Treasury Bills	5.39%	02/01/2024	10,500	10,265,674
U.S. Treasury Bills	4.61%-4.72%	03/21/2024	6,300	6,139,876
U.S. Treasury Bills	4.71%-4.79%	04/18/2024	14,500	14,078,914
U.S. Treasury Bills	5.19%	06/13/2024	1,000	960,834
U.S. Treasury Bills	5.38%	07/11/2024	3,000	2,866,177
				1,571,342,836

U.S. Treasury Floating Rate Notes-11.52%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	10/31/2023	30,000	30,000,085
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	5.40%	01/31/2024	11,000	10,999,159
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	5.34%	04/30/2024	13,000	12,989,073
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	07/31/2024	11,000	10,994,635
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.55%	10/31/2024	49,000	48,970,420
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.61%	01/31/2025	30,500	30,506,906
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.58%	04/30/2025	16,000	15,998,640
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.54%	07/31/2025	24,000	23,991,575
				184,450,493

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20       Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Notes-0.80%

U.S. Treasury Notes	0.88%	01/31/2024	$13,000	$12,795,676

TOTAL INVESTMENTS IN SECURITIES-110.50% (Cost $1,768,589,005)				1,768,589,005

OTHER ASSETS LESS LIABILITIES-(10.50)%				(168,022,473)

NET ASSETS-100.00%				$1,600,566,532

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21       Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2023

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Assets:

Investments in unaffiliated securities, at value	$1,846,406,987	$241,086,618	$10,884,830,403	$26,057,918,715	$1,768,589,005

Repurchase agreements, at value and cost	368,200,672	195,029,707	23,318,847,598	53,207,271,730	-

Cash	10,091	1,576	911,226,033	2,507,869,327	74,363

Receivable for:
Fund shares sold	-	145,000	6,859,898	6,841,344	-

Interest	3,565,839	518,558	41,759,002	128,097,082	906,979

Fund expenses absorbed	47,605	16,290	-	-	59,847

Investment for trustee deferred compensation and retirement plans	2,774,946	744,586	1,669,454	760,411	81,685

Other assets	-	125,057	290,729	4,475,843	59,547

Total assets	2,221,006,140	437,667,392	35,165,483,117	81,913,234,452	1,769,771,426

Liabilities:

Payable for:
Investments purchased	-	-	512,264,476	514,660,953	162,243,540

Fund shares reacquired	-	736,198	7,001,043	4,919,167	-

Due to broker	-	-	1,940,625	2,446,875	-

Dividends	9,681,128	1,932,762	153,028,620	360,002,422	6,531,629

Accrued fees to affiliates	360,875	74,570	4,636,011	13,063,153	284,069

Accrued trustees’ and officers’ fees and benefits	4,162	2,709	38,862	82,609	3,790

Accrued operating expenses	11,448	9,066	164,154	34,560	50,213

Trustee deferred compensation and retirement plans	2,941,027	784,459	1,859,839	918,476	91,653

Total liabilities	12,998,640	3,539,764	680,933,630	896,128,215	169,204,894

Net assets applicable to shares outstanding	$2,208,007,500	$434,127,628	$34,484,549,487	$81,017,106,237	$1,600,566,532

Net assets consist of:

Shares of beneficial interest	$2,210,287,396	$434,669,510	$34,486,312,364	$81,043,246,411	$1,601,060,268

Distributable earnings (loss)	(2,279,896)	(541,882)	(1,762,877)	(26,140,174)	(493,736)

	$2,208,007,500	$434,127,628	$34,484,549,487	$81,017,106,237	$1,600,566,532

Net Assets:

Institutional Class	$2,186,548,484	$429,676,422	$28,835,239,242	$65,659,515,148	$1,483,131,716

Private Investment Class	$1,059,282	$665,717	$1,087,038,300	$972,195,095	$24,057,273

Personal Investment Class	$10,257	$94,652	$847,631,486	$86,709,117	$10,641

Cash Management Class	$1,709,324	$437,676	$178,755,972	$635,720,144	$10,362,415

Reserve Class	$135,650	$241,036	$616,192,376	$442,229,121	$73,984,387

Resource Class	$254,730	$401	$91,129,787	$165,917,647	$6,242,401

Corporate Class	$4,297,720	$3,011,724	$1,562,965,512	$295,514,451	$2,777,699

CAVU Securities Class	$13,992,053	$-	$1,265,596,812	$12,759,305,514	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22       Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

August 31, 2023

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	2,186,236,160	429,646,592	28,834,347,613	65,680,608,634	1,483,537,715

Private Investment Class	1,059,136	665,670	1,087,059,359	972,507,398	24,063,859

Personal Investment Class	10,256	94,645	847,649,009	86,736,971	10,644

Cash Management Class	1,709,089	437,645	178,753,912	635,924,359	10,363,915

Reserve Class	135,631	241,015	616,185,732	442,371,181	74,004,640

Resource Class	254,695	402	91,131,826	165,970,946	6,244,109

Corporate Class	4,297,128	3,011,512	1,562,964,412	295,609,381	2,778,459

CAVU Securities Class	13,990,223	-	1,265,610,253	12,763,404,252	-

Net asset value, offering and redemption price per share for each class	$1.0001	$1.0001	$1.00	$1.00	$1.00

Cost of Investments	$2,214,874,134	$436,120,021	$34,203,678,001	$79,265,190,445	$1,768,589,005

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23       Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2023

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Investment income:

Interest	$84,375,023	$16,299,464	$1,716,958,017	$3,683,596,458	$62,443,364

Expenses:

Advisory fees	2,742,194	553,292	56,529,728	80,926,610	1,795,574

Administrative services fees	799,670	162,811	16,836,024	36,311,534	627,152

Custodian fees	24,974	17,565	2,786,313	1,266,379	77,030

Distribution fees:
Private Investment Class	3,155	1,426	1,976,685	2,317,397	45,612

Personal Investment Class	55	529	2,683,175	240,832	48,056

Cash Management Class	1,364	360	204,576	567,559	2,526

Reserve Class	1,354	677	7,178,648	4,828,360	493,203

Resource Class	500	-	109,185	297,568	8,262

Corporate Class	926	326	441,138	369,665	1,534

Transfer agent fees	164,532	33,198	3,391,784	7,283,395	127,852

Trustees’ and officers’ fees and benefits	30,472	18,724	288,487	629,718	26,577

Registration and filing fees	107,075	105,126	1,323,580	2,371,637	113,293

Reports to shareholders	484	5,244	4,143	-	2,766

Professional services fees	58,124	70,864	398,792	455,162	54,018

Other	66,287	32,320	303,698	339,967	70,647

Total expenses	4,001,166	1,002,462	94,455,956	138,205,783	3,494,102

Less: Fees waived and expenses reimbursed	(696,537)	(334,345)	(13,877,429)	(84,156)	(332,997)

Net expenses	3,304,629	668,117	80,578,527	138,121,627	3,161,105

Net investment income	81,070,394	15,631,347	1,636,379,490	3,545,474,831	59,282,259

Realized and unrealized gain (loss) from:

Net realized gain (loss) from unaffiliated investment securities	2,847	153	3,331,458	1,842,825	(315,693)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(22,559)	1,664	-	-	-

Net realized and unrealized gain (loss)	(19,712)	1,817	3,331,458	1,842,825	(315,693)

Net increase in net assets resulting from operations	$81,050,682	$15,633,164	$1,639,710,948	$3,547,317,656	$58,966,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24       Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2023 and 2022

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio

	2023	2022	2023	2022

Operations:
Net investment income	$81,070,394	$9,991,934	$15,631,347	$1,826,985

Net realized gain	2,847	3,959	153	624

Change in net unrealized appreciation (depreciation)	(22,559)	(406,836)	1,664	(5,126)

Net increase in net assets resulting from operations	81,050,682	9,589,057	15,633,164	1,822,483

Distributions to shareholders from distributable earnings:
Institutional Class	(80,699,792)	(9,973,378)	(15,532,523)	(1,657,807)

Private Investment Class	(43,207)	(6,754)	(19,712)	(1,550)

Personal Investment Class	(398)	(32)	(3,623)	(240)

Cash Management Class	(73,755)	(9,759)	(19,230)	(1,672)

Reserve Class	(5,393)	(378)	(2,735)	(130)

Resource Class	(10,560)	(1,017)	(18)	(3)

Corporate Class	(150,333)	(112)	(53,506)	(95)

CAVU Securities Class	(86,956)	(504)	-	-

Total distributions from distributable earnings	(81,070,394)	(9,991,934)	(15,631,347)	(1,661,497)

Return of capital:
Institutional Class	-	-	-	(165,120)

Private Investment Class	-	-	-	(154)

Personal Investment Class	-	-	-	(24)

Cash Management Class	-	-	-	(167)

Reserve Class	-	-	-	(13)

Resource Class	-	-	-	(1)

Corporate Class	-	-	-	(9)

Total return of capital	-	-	-	(165,488)

Total distributions	(81,070,394)	(9,991,934)	(15,631,347)	(1,826,985)

Share transactions-net:
Institutional Class	444,886,451	(614,280,688)	107,202,226	100,759,349

Private Investment Class	(13,637)	(1,818,407)	208,366	(147,861)

Personal Investment Class	10	-	3,243	(1,448)

Cash Management Class	(10,809)	(1,201,217)	68,628	(127,021)

Reserve Class	(39,355)	(40,550)	170,771	(16,775)

Resource Class	6,794	(114,240)	16	1

Corporate Class	4,275,706	(354)	2,990,408	64

CAVU Securities Class	13,891,649	1	-	-

Net increase (decrease) in net assets resulting from share transactions	462,996,809	(617,455,455)	110,643,658	100,466,309

Net increase (decrease) in net assets	462,977,097	(617,858,332)	110,645,475	100,461,807

Net assets:
Beginning of year	1,745,030,403	2,362,888,735	323,482,153	223,020,346

End of year	$2,208,007,500	$1,745,030,403	$434,127,628	$323,482,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25       Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2023 and 2022

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	2023	2022	2023	2022

Operations:
Net investment income	$1,636,379,490	$96,074,616	$3,545,474,831	$325,968,052

Net realized gain (loss)	3,331,458	(3,886,562)	1,842,825	(28,543,577)

Net increase in net assets resulting from operations	1,639,710,948	92,188,054	3,547,317,656	297,424,475

Distributions to shareholders from distributable earnings:
Institutional Class	(1,425,848,124)	(85,408,911)	(2,937,396,325)	(295,190,284)

Private Investment Class	(27,974,050)	(1,268,453)	(31,871,187)	(2,186,097)

Personal Investment Class	(18,833,514)	(1,167,413)	(1,724,597)	(110,536)

Cash Management Class	(10,262,717)	(1,843,731)	(28,870,727)	(3,324,668)

Reserve Class	(26,643,468)	(2,122,002)	(18,675,529)	(1,225,131)

Resource Class	(2,858,404)	(267,315)	(7,821,438)	(863,585)

Corporate Class	(66,239,040)	(1,170,294)	(54,893,700)	(2,699,107)

CAVU Securities Class	(57,720,173)	(2,826,497)	(464,221,328)	(20,368,644)

Total distributions from distributable earnings	(1,636,379,490)	(96,074,616)	(3,545,474,831)	(325,968,052)

Share transactions-net:
Institutional Class	7,411,651,408	4,330,861,644	4,490,547,363	11,726,491,208

Private Investment Class	705,232,421	78,001,581	394,333,067	72,215,877

Personal Investment Class	266,760,119	315,801,181	47,387,887	29,989,058

Cash Management Class	(216,057,236)	(57,379,422)	(506,942,746)	394,921,370

Reserve Class	(371,297,287)	119,769,440	(156,621,571)	190,502,067

Resource Class	13,734,527	24,190,011	30,913,371	17,158,805

Corporate Class	1,088,925,297	207,510,470	(247,224,939)	(539,261,258)

CAVU Securities Class	708,337,686	10,231,626	7,909,884,014	3,411,670,557

Net increase in net assets resulting from share transactions	9,607,286,935	5,028,986,531	11,962,276,446	15,303,687,684

Net increase in net assets	9,610,618,393	5,025,099,969	11,964,119,271	15,275,144,107

Net assets:
Beginning of year	24,873,931,094	19,848,831,125	69,052,986,966	53,777,842,859

End of year	$34,484,549,487	$24,873,931,094	$81,017,106,237	$69,052,986,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26       Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2023 and 2022

	Invesco Treasury Obligations Portfolio

	2023	2022

Operations:
Net investment income	$59,282,259	$4,933,278

Net realized gain (loss)	(315,693)	(129,607)

Net increase in net assets resulting from operations	58,966,566	4,803,671

Distributions to shareholders from distributable earnings:
Institutional Class	(55,729,583)	(4,768,439)

Private Investment Class	(733,670)	(48,742)

Personal Investment Class	(287,819)	(29,749)

Cash Management Class	(151,109)	(319)

Reserve Class	(1,944,055)	(71,516)

Resource Class	(236,076)	(360)

Corporate Class	(199,947)	(14,153)

Total distributions from distributable earnings	(59,282,259)	(4,933,278)

Share transactions-net:
Institutional Class	381,291,981	38,941,402

Private Investment Class	9,497,580	(78,490)

Personal Investment Class	(12,709,449)	8,907,420

Cash Management Class	10,285,327	(174,408)

Reserve Class	31,852,196	(32,341,061)

Resource Class	6,145,804	198

Corporate Class	(563,244)	(1,691,615)

Net increase in net assets resulting from share transactions	425,800,195	13,563,446

Net increase in net assets	425,484,502	13,433,839

Net assets:
Beginning of year	1,175,082,030	1,161,648,191

End of year	$1,600,566,532	$1,175,082,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27       Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Cash Management Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/23	$1.0002	$0.0436	$(0.0004)	$0.0432	$(0.0433)	$-	$-	$(0.0433)	$1.0001	4.41%	$1,709	0.26%	0.30%	4.36%
Year ended 08/31/22	1.0004	0.0044	(0.0000)	0.0044	(0.0046)	-	-	(0.0046)	1.0002	0.45	1,720	0.21	0.30	0.45
Year ended 08/31/21	1.0006	0.0001	(0.0002)	(0.0001)	(0.0001)	-	-	(0.0001)	1.0004	(0.01)	2,922	0.20	0.30	0.02
Year ended 08/31/20	1.0004	0.0118	(0.0006)	0.0112	(0.0110)	-	-	(0.0110)	1.0006	1.12	2,947	0.26	0.30	1.18
Year ended 08/31/19	1.0004	0.0229	(0.0000)	0.0229	(0.0229)	-	-	(0.0229)	1.0004	2.31	9,288	0.26	0.30	2.29
Invesco STIC Prime Portfolio
Year ended 08/31/23	1.0000	0.0416	0.0007	0.0423	(0.0422)	-	-	(0.0422)	1.0001	4.31	438	0.26	0.35	4.16
Year ended 08/31/22	1.0000	0.0046	(0.0000)	0.0046	(0.0042)	-	(0.0004)	(0.0046)	1.0000	0.47	369	0.19	0.36	0.57
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	496	0.13	0.38	0.01
Year ended 08/31/20	1.0001	0.0110	(0.0013)	0.0097	(0.0098)	-	-	(0.0098)	1.0000	0.99	504	0.25	0.34	1.09
Year ended 08/31/19	1.0001	0.0218	0.0001	0.0219	(0.0219)	-	-	(0.0219)	1.0001	2.21	600	0.26	0.33	2.18
Invesco Treasury Portfolio
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.29	178,756	0.26	0.30	4.30
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.42	394,772	0.16	0.29	0.44
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	452,222	0.10	0.29	0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.84	371,958	0.26	0.29	0.78
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.12	396,685	0.26	0.29	2.10
Invesco Government & Agency Portfolio
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.30	635,720	0.24	0.24	4.31
Year ended 08/31/22	1.00	0.01	(0.01)	0.00	(0.00)	-	-	(0.00)	1.00	0.47	1,142,406	0.15	0.24	0.50
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	747,956	0.08	0.24	0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.87	431,476	0.23	0.23	0.77
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.14	365,003	0.24	0.24	2.12
Invesco Treasury Obligations Portfolio
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.17	10,362	0.26	0.28	4.14
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.40	79	0.16	0.29	0.43
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	253	0.10	0.29	0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.87	341	0.26	0.28	0.76
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.10	1,894	0.26	0.29	2.07

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28       Short-Term Investments Trust

Notes to Financial Statements

August 31, 2023

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.

Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio and Invesco Treasury Obligations Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the “Rule”), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio may impose a fee upon the sale of shares. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.

In July 2023, the U.S. Securities and Exchange Commission adopted amendments to the Rule. These amendments, among other changes, (i) remove redemption gates and remove the tie between weekly liquid asset minimum thresholds and liquidity fees, effective October 2, 2023; (ii) increase required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024; and (iii) require institutional money market funds to impose a mandatory liquidity fee when daily net redemptions exceed certain levels unless the amount of the fee determined by a Fund is less than 0.01% of the value of the shares redeemed, effective October 2, 2024.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

29       Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of

30       Short-Term Investments Trust

short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

For the year ended August 31, 2023, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash				CAVU
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate	Securities
	Class	Class	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	–

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	–

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

31       Short-Term Investments Trust

For the year ended August 31, 2023, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense
Limitation

Invesco Liquid Assets Portfolio	$696,537

Invesco STIC Prime Portfolio	334,345

Invesco Treasury Portfolio	13,877,429

Invesco Government & Agency Portfolio	84,156

Invesco Treasury Obligations Portfolio	332,997

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2023, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff

32       Short-Term Investments Trust

positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended August 31, 2023, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$ -	$15,017,260	$-
Invesco STIC Prime Portfolio	20,029,285	31,005,688	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2023 and 2022:

	2023	2022
	Ordinary Income*	Ordinary Income*	Return of Capital
Invesco Liquid Assets Portfolio	$81,070,394	$9,991,934	$-
Invesco STIC Prime Portfolio	15,631,347	1,661,497	165,488
Invesco Treasury Portfolio	1,636,379,490	96,074,616	-
Invesco Government & Agency Portfolio	3,545,474,831	325,968,052	-
Invesco Treasury Obligations Portfolio	59,282,259	4,933,278	-

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Invesco Liquid Assets Portfolio	$-	$(2,007,217)	$(266,475)	$(6,204)	$2,210,287,396	$2,208,007,500
Invesco STIC Prime Portfolio	-	(538,186)	(3,696)	-	434,669,510	434,127,628
Invesco Treasury Portfolio	121,708	(1,297,469)	(544,314)	(42,802)	34,486,312,364	34,484,549,487
Invesco Government & Agency Portfolio	1,223,802	(662,057)	-	(26,701,919)	81,043,246,411	81,017,106,237
Invesco Treasury Obligations Portfolio	52,291	(64,835)	(34,159)	(447,033)	1,601,060,268	1,600,566,532

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

33       Short-Term Investments Trust

The Funds have a capital loss carryforward as of August 31, 2023, as follows:

	Short-Term	Long-Term
	Not Subject to	Not Subject to
Fund	Expiration	Expiration	Total*
Invesco Liquid Assets Portfolio	$6,204	$-	$6,204
Invesco Treasury Portfolio	42,802	-	42,802
Invesco Government & Agency Portfolio	26,701,919	-	26,701,919
Invesco Treasury Obligations Portfolio	414,704	32,329	447,033

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2023
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Liquid Assets Portfolio	$2,214,874,134	$143,261	$(409,736)	$(266,475)
Invesco STIC Prime Portfolio	436,120,021	2,210	(5,906)	(3,696)
Invesco Treasury Portfolio	34,204,222,315	-	(544,314)	(544,314)
Invesco Treasury Obligations Portfolio	1,768,623,164	-	(34,159)	(34,159)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Government & Agency Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2023, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income	Realized Gain (Loss)	Beneficial Interest
Invesco Liquid Assets Portfolio	$193,515	$-	$(193,515)
Invesco STIC Prime Portfolio	41,958	(153)	(41,805)
Invesco Treasury Portfolio	-	-	-
Invesco Government & Agency Portfolio	-	-	-
Invesco Treasury Obligations Portfolio	-	-	-

NOTE 10–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	14,689,381,103	$14,692,392,767	16,021,220,223	$16,021,997,196

Private Investment Class	461	461	173	173

Cash Management Class	3,194	3,195	1	1

Reserve Class	74	74	7,065	7,068

Corporate Class	6,918,117	6,920,000	-	-

CAVU Securities Class	20,940,809	20,942,903	1	1

34       Short-Term Investments Trust

NOTE 10–Share Information–(continued)

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:

Institutional Class	8,488,080	$8,489,799	331,500	$331,481

Private Investment Class	39,164	39,172	3,597	3,597

Personal Investment Class	10	10	-	-

Cash Management Class	68,982	68,996	5,971	5,971

Reserve Class	5,067	5,068	174	174

Resource Class	9,857	9,859	599	599

Corporate Class	130,854	130,878	70	70

CAVU Securities Class	20,195	20,197	-	-

Reacquired:

Institutional Class	(14,253,037,054)	(14,255,996,115)	(16,635,655,012)	(16,636,609,365)

Private Investment Class	(53,258)	(53,270)	(1,822,166)	(1,822,177)

Cash Management Class	(82,976)	(83,000)	(1,207,094)	(1,207,189)

Reserve Class	(44,488)	(44,497)	(47,789)	(47,792)

Resource Class	(3,064)	(3,065)	(114,803)	(114,839)

Corporate Class	(2,774,617)	(2,775,172)	(425)	(424)

CAVU Securities Class	(7,070,744)	(7,071,451)	-	-

Net increase (decrease) in share activity	462,939,766	$462,996,809	(617,277,915)	$(617,455,455)

(a)	54% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

35       Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,869,976,252	$1,870,028,473	1,898,258,845	$1,898,293,281

Private Investment Class	611,125	611,137	66,475	66,475

Personal Investment Class	200,000	200,000	45	45

Cash Management Class	202,044	202,044	47,921	47,925

Reserve Class	169,984	170,001	1	1

Resource Class	1	1	-	-

Corporate Class	3,184,015	3,184,088	-	-

Issued as reinvestment of dividends:

Institutional Class	9,572,929	9,573,297	718,725	718,729

Private Investment Class	13,902	13,903	961	961

Personal Investment Class	3,243	3,243	131	131

Cash Management Class	10,701	10,702	351	351

Reserve Class	2,271	2,271	62	62

Resource Class	16	16	1	1

Corporate Class	40,528	40,531	64	64

Reacquired:

Institutional Class	(1,772,368,596)	(1,772,399,544)	(1,798,225,673)	(1,798,252,661)

Private Investment Class	(416,660)	(416,674)	(215,296)	(215,297)

Personal Investment Class	(200,000)	(200,000)	(1,624)	(1,624)

Cash Management Class	(144,115)	(144,118)	(175,291)	(175,297)

Reserve Class	(1,502)	(1,501)	(16,836)	(16,838)

Resource Class	(1)	(1)	-	-

Corporate Class	(234,201)	(234,211)	-	-

Net increase in share activity	110,621,936	$110,643,658	100,458,862	$100,466,309

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

36       Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	274,406,114,953	$274,406,114,953	132,066,034,066	$132,066,034,066

Private Investment Class	1,927,265,025	1,927,265,025	1,001,410,898	1,001,410,898

Personal Investment Class	2,652,216,519	2,652,216,519	2,236,178,971	2,236,178,971

Cash Management Class	891,962,433	891,962,433	1,488,319,714	1,488,319,714

Reserve Class	4,059,561,441	4,059,561,441	3,559,612,942	3,559,612,942

Resource Class	289,292,340	289,292,340	215,964,855	215,964,855

Corporate Class	13,246,649,542	13,246,649,542	4,502,000,934	4,502,000,934

CAVU Securities Class	22,252,025,618	22,252,025,618	12,888,063,731	12,888,063,731

Issued as reinvestment of dividends:

Institutional Class	429,132,893	429,132,893	10,223,078	10,223,078

Private Investment Class	15,063,443	15,063,443	184,233	184,233

Personal Investment Class	11,951,452	11,951,452	398,914	398,914

Cash Management Class	9,757,614	9,757,614	1,071,516	1,071,516

Reserve Class	23,854,384	23,854,384	971,014	971,014

Resource Class	2,503,679	2,503,679	130,138	130,138

Corporate Class	27,110,572	27,110,572	261,029	261,029

CAVU Securities Class	28,156,470	28,156,470	1,880	1,880

Reacquired:

Institutional Class	(267,423,596,438)	(267,423,596,438)	(127,745,395,500)	(127,745,395,500)

Private Investment Class	(1,237,096,047)	(1,237,096,047)	(923,593,550)	(923,593,550)

Personal Investment Class	(2,397,407,852)	(2,397,407,852)	(1,920,776,704)	(1,920,776,704)

Cash Management Class	(1,117,777,283)	(1,117,777,283)	(1,546,770,652)	(1,546,770,652)

Reserve Class	(4,454,713,112)	(4,454,713,112)	(3,440,814,516)	(3,440,814,516)

Resource Class	(278,061,492)	(278,061,492)	(191,904,982)	(191,904,982)

Corporate Class	(12,184,834,817)	(12,184,834,817)	(4,294,751,493)	(4,294,751,493)

CAVU Securities Class	(21,571,844,402)	(21,571,844,402)	(12,877,833,985)	(12,877,833,985)

Net increase in share activity	9,607,286,935	$9,607,286,935	5,028,986,531	$5,028,986,531

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

37       Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	676,317,844,983	$676,317,844,983	454,339,645,288	$454,339,645,288

Private Investment Class	2,772,830,810	2,772,830,810	1,778,974,054	1,778,974,054

Personal Investment Class	291,186,446	291,186,446	97,861,174	97,861,174

Cash Management Class	687,171,805	687,171,805	1,341,733,532	1,341,733,532

Reserve Class	1,637,403,110	1,637,403,110	2,373,222,673	2,373,222,673

Resource Class	1,746,682,416	1,746,682,416	1,481,464,937	1,481,464,937

Corporate Class	15,706,196,046	15,706,196,046	10,354,778,887	10,354,778,887

CAVU Securities Class	138,982,525,837	138,982,525,837	77,360,488,467	77,360,488,467

Issued as reinvestment of dividends:

Institutional Class	1,169,954,288	1,169,954,288	49,592,996	49,592,996

Private Investment Class	19,707,465	19,707,465	747,946	747,946

Personal Investment Class	1,370,472	1,370,472	55,691	55,691

Cash Management Class	5,398,766	5,398,766	463,867	463,867

Reserve Class	16,666,940	16,666,940	542,028	542,028

Resource Class	6,163,097	6,163,097	486,110	486,110

Corporate Class	30,430,600	30,430,600	1,161,309	1,161,309

CAVU Securities Class	269,901,724	269,901,724	7,176,754	7,176,754

Reacquired:

Institutional Class	(672,997,251,908)	(672,997,251,908)	(442,662,747,076)	(442,662,747,076)

Private Investment Class	(2,398,205,208)	(2,398,205,208)	(1,707,506,123)	(1,707,506,123)

Personal Investment Class	(245,169,031)	(245,169,031)	(67,927,807)	(67,927,807)

Cash Management Class	(1,199,513,317)	(1,199,513,317)	(947,276,029)	(947,276,029)

Reserve Class	(1,810,691,621)	(1,810,691,621)	(2,183,262,634)	(2,183,262,634)

Resource Class	(1,721,932,142)	(1,721,932,142)	(1,464,792,242)	(1,464,792,242)

Corporate Class	(15,983,851,585)	(15,983,851,585)	(10,895,201,454)	(10,895,201,454)

CAVU Securities Class	(131,342,543,547)	(131,342,543,547)	(73,955,994,664)	(73,955,994,664)

Net increase in share activity	11,962,276,446	$11,962,276,446	15,303,687,684	$15,303,687,684

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

38       Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	5,169,670,586	$5,169,670,586	2,034,763,395	$2,034,763,395

Private Investment Class	17,710,953	17,710,953	4,862,034	4,862,034

Personal Investment Class	8,901,266	8,901,266	25,412,787	25,412,787

Cash Management Class	11,800,855	11,800,855	-	-

Reserve Class	203,740,500	203,740,500	237,156,939	237,156,939

Resource Class	87,877,408	87,877,408	891,607	891,607

Corporate Class	20,654,915	20,654,915	-	-

Issued as reinvestment of dividends:

Institutional Class	28,171,168	28,171,168	1,208,158	1,208,158

Private Investment Class	621,107	621,107	25,960	25,960

Personal Investment Class	271,902	271,902	13,163	13,163

Cash Management Class	108,074	108,074	185	185

Reserve Class	1,364,201	1,364,201	26,868	26,868

Resource Class	208,032	208,032	-	-

Corporate Class	184,948	184,948	8,385	8,385

Reacquired:

Institutional Class	(4,816,549,773)	(4,816,549,773)	(1,997,030,151)	(1,997,030,151)

Private Investment Class	(8,834,480)	(8,834,480)	(4,966,484)	(4,966,484)

Personal Investment Class	(21,882,617)	(21,882,617)	(16,518,530)	(16,518,530)

Cash Management Class	(1,623,602)	(1,623,602)	(174,593)	(174,593)

Reserve Class	(173,252,505)	(173,252,505)	(269,524,868)	(269,524,868)

Resource Class	(81,939,636)	(81,939,636)	(891,409)	(891,409)

Corporate Class	(21,403,107)	(21,403,107)	(1,700,000)	(1,700,000)

Net increase in share activity	425,800,195	$425,800,195	13,563,446	$13,563,446

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 38% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

39       Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2023, the related statements of operations for the year ended August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights of the Cash Management Class for each of the five years in the period ended August 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2023 and each of the financial highlights of the Cash Management Class for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas

October 23, 2023

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

40       Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Cash Management Class	Beginning Account Value (03/01/23)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/23)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/23)	Expenses Paid During Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$1,025.30	$1.33	$1,023.89	$1.33	0.26%
Invesco STIC Prime Portfolio	1,000.00	1,024.90	1.33	1,023.89	1.33	0.26
Invesco Treasury Portfolio	1,000.00	1,024.70	1.33	1,023.89	1.33	0.26
Invesco Government & Agency Portfolio	1,000.00	1,024.80	1.22	1,024.00	1.22	0.24
Invesco Treasury Obligations Portfolio	1,000.00	1,024.00	1.33	1,023.89	1.33	0.26

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2023 through August 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

41       Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Treasury Portfolio)

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the

42       Short-Term Investments Trust

nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

 The Board reviewed the services that may be provided to each Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which each Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to

43       Short-Term Investments Trust

address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other

44       Short-Term Investments Trust

client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding the Fund’s actual management fees and the levels of the Fund’s breakpoints in light of current asset levels. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s

Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and

45       Short-Term Investments Trust

sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Treasury Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The

Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of each Fund.

46       Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2023:

Federal and State Income Tax

	Business Interest Income*	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S Treasury Obligations*
Invesco Liquid Assets Portfolio	99.88%	0.00%	0.00%	0.00%	0.00%
Invesco STIC Prime Portfolio	99.67%	0.00%	0.00%	0.00%	0.00%
Invesco Treasury Portfolio	99.85%	0.00%	0.00%	0.00%	29.94%
Invesco Government & Agency Portfolio	99.71%	0.00%	0.00%	0.00%	29.47%
Invesco Treasury Obligations Portfolio	99.99%	0.00%	0.00%	0.00%	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Liquid Assets Portfolio	$ -	0.00%
Invesco STIC Prime Portfolio	153	0.00%
Invesco Treasury Portfolio	-	99.85%
Invesco Government & Agency Portfolio	-	99.71%
Invesco Treasury Obligations Portfolio	-	99.99%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

47       Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years

Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007	Chairman Emeritus, Invesco Ltd.; Trustee and Vice Chair, The Invesco Funds; and Member of Executive Board, SMU Cox School of Business Formerly: Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Vice Chair, Investment Company Institute; Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)	170	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1       Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee (2019) and Chair (August 2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	170	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	170	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); and Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	170	Insperity, Inc. (formerly known as Administaff) (human resources provider); Board Member of the regional board, First Financial Bank Texas; and Boad Member, First Financial Bankshares, Inc. Texas (FFIN)
Elizabeth Krentzman – 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds	170	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; and Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	170	Blue Hills Bank; Member and Chairman, Bentley University, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	1998	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute	170	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2       Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			170	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non- profit legal advocacy); and Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); and Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury	170	None
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	170	None
Daniel S. Vandivort – 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management.	170	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America

T-3       Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust; and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Melanie Ringold – 1975 Senior Vice President, Chief Legal Officer and Secretary	2023

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary, Invesco Investment Advisers LLC, Invesco Capital Markets, Inc.; Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Senior Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI SteelPath, Inc.; Secretary and Senior Vice President, Oppenheimer Acquisition Corp.; Secretary, SteelPath Funds Remediation LLC; and Secretary and Senior Vice President, Trinity Investment Management Corporation

Formerly: Assistant Secretary, Invesco Distributors, Inc.; Invesco Advisers, Inc. Invesco Investment Services, Inc., Invesco Capital Markets, Inc., Invesco Capital Management LLC and Invesco Investment Advisers LLC; and Assistant Secretary and Investment Vice President, Invesco Funds

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Chief Executive Officer, President and Executive Director, Invesco Ltd.; Senior Vice President, Invesco Group Services, Inc.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds and Trustee, Invesco Foundation, Inc.

Formerly: Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; and Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4       Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; and Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Tony Wong – 1973 Senior Vice President	2023

Senior Managing Director, Invesco Ltd.; Director, Chairman, Chief Executive Officer and President, Invesco Advisers, Inc.; Director and Chairman, Invesco Private Capital, Inc., INVESCO Private Capital Investments, Inc. and INVESCO Realty, Inc.; Director, Invesco Senior Secured Management, Inc.; President, Invesco Managed Accounts, LLC and SNW Asset Management Corporation; and Senior Vice President, The Invesco Funds

Formerly: Assistant Vice President, The Invesco Funds; and Vice President, Invesco Advisers, Inc.

			N/A	N/A
Stephanie C. Butcher – 1971 Senior Vice President	2023	Senior Managing Director, Invesco Ltd.; Senior Vice President, The Invesco Funds; Director and Chief Executive Officer, Invesco Asset Management Limited	N/A	N/A
Adrien Deberghes – 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.	N/A	N/A

T-5       Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds

Formerly: Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds;

Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; and Associate, Gaston Snow & Ely Bartlett

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1331 Spring Street NW, Suite 2500	11 Greenway Plaza	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Sidley Austin LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2005 Market Street, Suite 2600	787 Seventh Avenue	11 Greenway Plaza	2 Hanson Place
Philadelphia, PA 19103-7018	New York, NY 10019	Houston, TX 77046-1173	Brooklyn, NY 11217-1431

T-6       Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-3

Annual Report to Shareholders	August 31, 2023

Corporate Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2023, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

2

Fund Data

Corporate Class data as of 8/31/23

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	12 - 48 days	37 days	54 days	$4.3 million
Invesco STIC Prime[1]	1 - 9 days	6 days	8 days	3.0 million
Invesco Treasury[2]	3 - 34 days	9 days	101 days	1.6 billion
Invesco Government & Agency[2]	5 - 38 days	17 days	83 days	295.5 million
Invesco Treasury Obligations[2]	29 - 54 days	32 days	73 days	2.8 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

 Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

3	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/23
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
1 - 7	48.0%	80.0%	67.5%	63.6%	14.7%
8 - 30	7.9	9.1	6.9	4.3	36.8
31 - 60	11.1	10.9	2.9	7.1	28.0
61 - 90	9.7	0.0	1.6	1.0	4.3
91 - 180	18.5	0.0	3.4	5.3	6.7
181+	4.8	0.0	17.7	18.7	9.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

4	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-43.21%(a)
Asset Management & Custody Banks-0.45%
BofA Securities, Inc. (SOFR + 0.50%)(b)	5.90%	10/16/2023	$10,000	$10,004,191

Asset-Backed Securities - Consumer Receivables-1.57%
Old Line Funding LLC (SOFR + 0.45%) (CEP - Royal Bank of Canada)(b)(c)	5.94%	09/22/2023	25,000	25,002,830

Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)	5.71%	01/04/2024	10,000	9,802,145

				34,804,975

Asset-Backed Securities - Fully Supported Bank-1.81%
Anglesea Funding LLC (1 mo. OBFR + 0.22%) (Multi - CEP’s)(b)(c)(d)	5.66%	11/14/2023	40,000	40,001,962

Consumer Finance-1.80%
Toyota Finance Australia Ltd. (Australia)(d)	5.59%	10/19/2023	40,000	39,708,559

Diversified Banks-29.68%
Banco Santander S.A. (SOFR + 0.39%) (Spain)(b)(c)(d)	5.66%	09/01/2023	20,000	20,000,240

Banco Santander S.A. (Spain)(c)(d)	5.69%	11/16/2023	10,000	9,882,832

Barclays Bank PLC(c)(d)	5.57%	10/06/2023	40,000	39,784,120

Barclays Bank PLC (SOFR + 0.42%)(b)(c)(d)	5.76%	01/05/2024	10,000	10,004,638

Canadian Imperial Bank of Commerce(c)(d)	5.88%	06/17/2024	25,000	23,843,700

Citigroup Global Markets, Inc.(c)	5.71%	12/18/2023	40,000	39,324,927

DBS Bank Ltd. (Singapore)(c)(d)	5.71%	02/13/2024	50,000	48,715,344

Dexia Credit Local S.A. (France)(c)(d)	5.78%	02/12/2024	50,000	48,728,125

Dexia Credit Local S.A. (France)(c)(d)	5.78%	02/16/2024	10,000	9,739,271

Dexia Credit Local S.A. (France)(c)(d)	5.77%	03/04/2024	10,000	9,712,423

DNB Bank ASA (Norway)(c)(d)	5.15%	02/01/2024	25,000	24,412,768

DZ BANK AG Deutsche Zentral-Genossenschaftsbank (Germany)(c)(d)	5.42%	09/05/2023	30,000	29,977,837

HSBC Bank PLC (SOFR + 0.42%) (United Kingdom)(b)(c)(d)	5.76%	01/26/2024	50,000	50,012,610

ING (US) Funding LLC (SOFR + 0.46%)(b)(c)(d)	5.76%	09/29/2023	25,000	25,006,519

ING (US) Funding LLC(c)(d)	5.50%	11/03/2023	25,000	24,758,756

National Australia Bank Ltd. (Australia)(c)(d)	5.10%	11/02/2023	40,000	39,622,630

Nordea Bank Abp (SOFR + 0.34%) (Finland)(b)(c)(d)	5.64%	10/31/2023	5,000	5,001,369

Nordea Bank Abp (Finland)(c)(d)	5.73%	02/09/2024	25,000	24,381,700

Svenska Handelsbanken AB (Sweden)(c)(d)	5.54%	05/22/2024	50,000	47,917,174

Toronto-Dominion Bank (The) (Canada)(c)(d)	5.25%	01/26/2024	25,000	24,955,230

Toronto-Dominion Bank (The) (SOFR + 0.62%) (Canada)(b)(c)(d)	6.03%	04/26/2024	25,000	25,018,578

United Overseas Bank Ltd. (Singapore)(c)(d)	5.55%	11/03/2023	50,000	49,513,422

Westpac Banking Corp. (SOFR + 0.44%)(b)(c)(d)	5.84%	10/23/2023	25,000	25,010,462

				655,324,675

Diversified Capital Markets-3.83%
Glencove Funding LLC (CEP - Standard Chartered Bank)(c)(d)	5.61%	11/17/2023	40,000	39,527,060

UBS AG (SOFR + 0.35%)(b)(c)(d)	5.83%	11/15/2023	20,000	20,000,083

UBS AG (SOFR + 0.41%)(b)(c)(d)	5.87%	02/16/2024	25,000	24,999,743

				84,526,886

Specialized Finance-4.07%
Caisse des Depots et Consignations (France)(c)(d)	5.37%	10/06/2023	40,000	39,786,120

Great Bear Funding LLC (1 mo. OBFR + 0.40%) (CEP - Bank of Nova Scotia)(b)(d)	5.85%	02/13/2024	30,000	30,010,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Specialized Finance-(continued)
Great Bear Funding LLC (1 mo. OBFR + 0.40%) (CEP - Bank of Nova Scotia)(b)(d)	5.85%	02/13/2024	$20,000	$20,013,410

				89,810,285

Total Commercial Paper (Cost $954,485,987)				954,181,533

Certificates of Deposit-36.32%
BNP Paribas S.A. (France)(d)	5.31%	09/01/2023	21,000	21,000,000

Canadian Imperial Bank of Commerce (SOFR + 0.55%) (Canada)(b)(d)	6.05%	09/28/2023	25,000	25,006,805

Citibank N.A.	5.71%	01/02/2024	10,000	10,000,834

Cooperatieve Rabobank U.A. (Cayman Islands)(d)	5.30%	09/01/2023	51,000	51,000,000

DNB Bank ASA(d)	5.30%	09/01/2023	81,000	81,000,000

DZ BANK AG Deutsche Zentral-Genossenschaftsbank (Germany)(d)	5.30%	09/01/2023	76,000	76,000,000

Mizuho Bank Ltd.(d)	5.32%	09/01/2023	101,000	101,000,000

MUFG Bank Ltd.(d)	5.57%	10/20/2023	10,000	10,002,211

MUFG Bank Ltd.(d)	5.57%	10/27/2023	40,000	40,009,233

Nordea Bank Abp(d)	5.30%	09/01/2023	73,000	73,000,000

Oversea-Chinese Banking Corp. Ltd.(d)	5.57%	11/17/2023	25,000	24,998,518

Oversea-Chinese Banking Corp. Ltd. (SOFR + 0.40%) (Singapore)(b)(d)	5.83%	01/19/2024	32,000	32,006,742

Skandinaviska Enskilda Banken AB(d)	5.31%	09/01/2023	101,000	101,000,000

Svenska Handelsbanken AB(d)	5.30%	09/01/2023	56,000	56,000,000

Swedbank AB (SOFR + 0.42%) (Sweden)(b)(d)	5.91%	09/25/2023	50,000	50,010,614

Woori Bank(d)	5.38%	09/25/2023	50,000	50,000,498

Total Certificates of Deposit (Cost $801,997,476)				802,035,455

Variable Rate Demand Notes-4.09%(e)
Credit Enhanced-4.09%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	5.38%	04/01/2035	11,850	11,850,000

Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	5.30%	08/01/2045	67,040	67,040,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	5.92%	04/01/2047	9,000	8,999,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.40%	05/01/2037	2,300	2,300,000

Total Variable Rate Demand Notes (Cost $90,189,999)				90,189,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-83.62% (Cost $1,846,673,462)				1,846,406,987

			Repurchase Amount
Repurchase Agreements-16.68%(g)

BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $132,354,947; 0.00% - 12.07%; 06/01/2025 - 05/20/2072)(h)	5.45%	09/06/2023	20,021,194	20,000,000

BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $425,447,903 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $442,140,684; 0.00% - 11.94%; 02/15/2024 - 12/15/2072)(h)	5.42%	09/06/2023	50,052,694	50,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/31/2023, aggregate maturing value of $115,122,092 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $126,435,162; 0.00% -12.26%; 09/15/2024 - 10/16/2056)(h)	5.46%	09/07/2023	45,047,775	45,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BNP Paribas Securities Corp., joint term agreement dated 08/31/2023, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $199,521,030; 1.25% - 9.56%; 06/20/2024 - 04/15/2081)(h)	5.40%	09/07/2023	$38,039,900	$38,000,000

BofA Securities, Inc., joint term agreement dated 08/31/2023, aggregate maturing value of $250,037,500 (collateralized by corporate obligations valued at $275,001,854; 2.25% - 10.38%; 03/01/2025 - 12/15/2036)(h)	5.40%	09/01/2023	20,003,000	20,000,000

Credit Agricole Corporate & Investment Bank, joint open agreement dated 02/17/2023 (collateralized by agency and non-agency asset-backed securities, corporate obligations, and non-agency mortgage-backed securities valued at $212,935,617; 1.13% - 9.38%; 09/27/2023 - 04/20/2062)(i)	5.40%	09/01/2023	15,069,758	15,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $420,000,102; 0.00%)	5.39%	09/01/2023	35,005,240	35,000,000

J.P. Morgan Securities LLC, joint open agreement dated 07/11/2023 (collateralized by corporate obligations and a non-agency asset-backed security valued at $192,499,943; 0.00% - 15.00%; 01/02/2024 - 06/30/2062)(i)	5.61%	09/01/2023	65,314,383	65,000,000

RBC Capital Markets LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $150,160,417 (collateralized by commercial paper, corporate obligations and non-agency asset-backed securities valued at $162,126,258; 0.00% - 13.25%; 09/15/2023 - 03/07/2082)(h)	5.50%	09/06/2023	15,016,042	15,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $62,597,474; 0.00% - 10.50%; 10/12/2023 - 03/25/2065)(i)	5.49%	09/01/2023	25,003,813	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,500 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,054; 0.63% - 6.00%; 05/15/2030 - 06/20/2053)	5.31%	09/01/2023	40,206,602	40,200,672

Total Repurchase Agreements (Cost $368,200,672)				368,200,672

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.30% (Cost $2,214,874,134)				2,214,607,659

OTHER ASSETS LESS LIABILITIES-(0.30)%				(6,600,159)

NET ASSETS-100.00%				$2,208,007,500

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Liquid Assets Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $875,294,617, which represented 39.64% of the Fund’s Net Assets.

(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 13.3%; Japan: 8.6%; Singapore: 7.0%; Cananda: 6.7%; Netherland: 6.4%; other countries less than 5% each: 33.2%.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-37.62%
BNP Paribas S.A. (France)(a)	5.31%	09/01/2023	$4,000	$4,000,000

Cooperatieve Rabobank U.A. (Cayman Islands)(a)	5.30%	09/01/2023	19,000	19,000,000

Credit Industriel et Commercial (SOFR + 0.13%)(a)(b)	5.65%	09/08/2023	15,000	15,000,113

DNB Bank ASA(a)	5.30%	09/01/2023	19,000	19,000,000

DZ BANK AG Deutsche Zentral-Genossenschaftsbank (Germany)(a)	5.30%	09/01/2023	19,000	19,000,000

Mizuho Bank Ltd.(a)	5.32%	09/01/2023	19,000	19,000,000

Natixis S.A.(a)	5.50%	10/05/2023	8,000	7,998,816

Nordea Bank Abp(a)	5.30%	09/01/2023	12,000	12,000,000

Nordea Bank Abp (SOFR + 0.42%) (Finland)(a)(b)	5.64%	09/20/2023	2,300	2,300,408

Skandinaviska Enskilda Banken AB(a)	5.31%	09/01/2023	19,000	19,000,000

Svenska Handelsbanken AB(a)	5.30%	09/01/2023	19,000	19,000,000

Swedbank AB (SOFR + 0.41%) (Sweden)(a)(b)	5.57%	10/19/2023	8,000	8,002,978

Total Certificates of Deposit (Cost $163,300,407)				163,302,315

Commercial Paper-15.61%(c)
Asset-Backed Securities - Fully Supported-1.61%
Atlantic Asset Securitization LLC (SOFR + 0.15%) (CEP - Credit Agricole Corporate & Investment Bank S.A.)(a)(b)(d)	5.68%	09/11/2023	7,000	7,000,104

Asset-Backed Securities - Fully Supported Bank-4.12%
Anglesea Funding LLC (Multi - CEP’s)(a)(d)	5.50%	10/17/2023	5,000	4,964,796

Halkin Finance LLC (Multi - CEP’s)(a)(d)	5.40%	09/05/2023	5,000	4,996,303

Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(a)(d)	5.48%	10/16/2023	8,000	7,944,851

				17,905,950

Asset-Backed Securities - Multi-Purpose-1.83%
CAFCO LLC (CEP - Citibank, N.A.)(d)	5.44%	10/23/2023	8,000	7,936,423

Diversified Banks-3.96%
Lloyds Bank PLC (SOFR + 0.30%) (United Kingdom)(a)(b)	5.34%	09/05/2023	7,000	7,000,161

National Bank of Canada (Canada)(a)(d)	5.43%	10/11/2023	2,400	2,385,330

Nordea Bank Abp (SOFR + 0.34%) (Finland)(a)(b)(d)	5.51%	10/25/2023	5,000	5,001,478

Sumitomo Mitsui Trust Bank Ltd. (Singapore)(a)(d)	5.40%	09/05/2023	2,810	2,807,927

				17,194,896

Diversified Capital Markets-2.48%
Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(a)(d)	5.46%	09/14/2023	8,000	7,983,362

Pacific Life Short Term Funding LLC(d)	5.47%	10/20/2023	2,800	2,779,085

				10,762,447

Regional Banks-1.61%
Mitsubishi UFJ Trust & Banking Corp.(a)(d)	5.43%	09/15/2023	7,000	6,984,483

Total Commercial Paper (Cost $67,789,907)				67,784,303

Variable Rate Demand Notes-2.30%(e)
Credit Enhanced-2.30%
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(d)(f)	5.92%	04/01/2047	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco STIC Prime Portfolio-(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.40%	05/01/2037	$5,000	$5,000,000

Total Variable Rate Demand Notes (Cost $10,000,000)				10,000,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-55.53% (Cost $241,090,314)				241,086,618

			Repurchase Amount
Repurchase Agreements-44.93%(g)

Bank of Nova Scotia, joint agreement dated 08/31/2023, aggregate maturing value of $2,350,345,972 (collateralized by agency mortgage-backed securities valued at $2,397,000,469; 2.00% - 6.50%; 09/01/2027 - 08/20/2053)	5.30%	09/01/2023	20,002,944	20,000,000

BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $132,354,947; 0.00% - 12.07%; 06/01/2025 - 05/20/2072)(h)	5.45%	09/06/2023	8,008,478	8,000,000

BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $425,447,903 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $442,140,684; 0.00% - 11.94%; 02/15/2024 - 12/15/2072)(h)	5.42%	09/06/2023	5,005,269	5,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/31/2023, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $199,521,030; 1.25% - 9.56%; 06/20/2024 - 04/15/2081)(h)	5.40%	09/07/2023	15,015,750	15,000,000

BofA Securities, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $1,750,257,639 (collateralized by agency mortgage-backed securities valued at $1,785,000,000; 1.50% - 9.00%; 09/01/2023 - 02/01/2057)	5.30%	09/01/2023	20,002,944	20,000,000

BofA Securities, Inc., joint term agreement dated 08/31/2023, aggregate maturing value of $250,037,500 (collateralized by corporate obligations valued at $275,001,854; 2.25% -10.38%; 03/01/2025 - 12/15/2036)(h)	5.40%	09/01/2023	5,000,750	5,000,000

Citigroup Global Markets, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $400,059,000 (collateralized by U.S. Treasury obligations valued at $408,000,092; 0.00% - 0.88%; 01/31/2024 - 08/15/2052)	5.31%	09/01/2023	20,002,950	20,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $420,000,102; 0.00%)	5.39%	09/01/2023	15,002,246	15,000,000

J.P. Morgan Securities LLC, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,001; 0.75% - 7.50%; 09/15/2025 - 08/01/2053)	5.30%	09/01/2023	20,002,944	20,000,000

RBC Capital Markets LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $150,160,417 (collateralized by commercial paper, corporate obligations and non-agency asset-backed securities valued at $162,126,258; 0.00% - 13.25%; 09/15/2023 - 03/07/2082)(h)	5.50%	09/06/2023	10,010,694	10,000,000

Societe Generale, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,222 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 2.50% - 5.00%; 03/01/2042 - 11/01/2052)	5.30%	09/01/2023	20,002,944	20,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $62,597,474; 0.00% - 10.50%; 10/12/2023 - 03/25/2065)(i)	5.49%	09/01/2023	5,000,763	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,500 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,054; 0.63% - 6.00%; 05/15/2030 - 06/20/2053)	5.31%	09/01/2023	$32,034,431	$32,029,707

Total Repurchase Agreements (Cost $195,029,707)				195,029,707

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.46% (Cost $436,120,021)				436,116,325

OTHER ASSETS LESS LIABILITIES-(0.46)%				(1,988,697)

NET ASSETS-100.00%				$434,127,628

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden 10.6%; France 9.0%; Japan 6.6%; Netherlands 5.5%; other countries less than 5% each: 19.0%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $65,784,142, which represented 15.15% of the Fund’s Net Assets.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-31.57%
U.S. Treasury Bills-13.95%(a)
U.S. Treasury Bills	5.24%	09/05/2023	$1,000,000	$999,422,222

U.S. Treasury Bills	5.22%-5.23%	09/21/2023	1,100,000	1,096,842,042

U.S. Treasury Bills	5.24%	10/17/2023	1,000,000	993,419,445

U.S. Treasury Bills	5.37%	11/24/2023	545,000	538,260,169

U.S. Treasury Bills	5.41%	12/12/2023	450,000	443,236,125

U.S. Treasury Bills	5.41%	12/26/2023	750,000	737,155,416

				4,808,335,419

U.S. Treasury Floating Rate Notes-17.62%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.55%	10/31/2024	1,839,000	1,837,123,880

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.61%	01/31/2025	2,063,000	2,064,038,880

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.58%	04/30/2025	1,675,000	1,675,717,313

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.54%	07/31/2025	500,000	499,614,911

				6,076,494,984

Total U.S. Treasury Securities (Cost $10,884,830,403)				10,884,830,403

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-31.57% (Cost $10,884,830,403)				10,884,830,403

			Repurchase Amount
Repurchase Agreements-67.62%(c)

ABN AMRO Bank N.V., joint agreement dated 08/31/2023, aggregate maturing value of $450,066,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.50% - 4.13%; 08/15/2025 - 05/15/2042)	5.30%	09/01/2023	250,036,806	250,000,000

Citigroup Global Markets, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,090; 3.75% - 4.38%; 08/31/2028 -08/31/2030)	5.31%	09/01/2023	500,073,750	500,000,000

Citigroup Global Markets, Inc., joint term agreement dated 08/29/2023, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,048; 0.00% - 7.50%; 09/05/2023 -08/15/2053)(d)	5.32%	09/05/2023	3,003,103,333	3,000,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2023, aggregate maturing value of $100,014,444 (collateralized by U.S. Treasury obligations valued at $102,000,080; 4.00%; 06/30/2028)	5.20%	09/01/2023	25,003,611	25,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2023, aggregate maturing value of $36,505,373,611 (collateralized by U.S. Treasury obligations valued at $36,505,373,762; 0.25% - 4.00%; 03/31/2024 - 02/15/2030)	5.30%	09/01/2023	8,501,251,389	8,500,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2023, aggregate maturing value of $8,001,177,778 (collateralized by U.S. Treasury obligations valued at $8,160,000,163; 0.00% - 4.00%; 09/14/2023 - 07/15/2032)	5.30%	09/01/2023	3,359,494,519	3,359,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/31/2023, maturing value of $750,110,417 (collateralized by U.S. Treasury obligations valued at $765,000,039; 2.00% - 3.00%; 02/15/2049 - 02/15/2050)	5.30%	09/01/2023	750,110,417	750,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Goldman Sachs & Co., agreement dated 08/31/2023, maturing value of $250,036,806 (collateralized by a U.S. Treasury obligation valued at $255,000,037; 2.38%; 02/29/2024)	5.30%	09/01/2023	$250,036,806	$250,000,000

ING Financial Markets, LLC, agreement dated 08/31/2023, maturing value of $200,029,444 (collateralized by U.S. Treasury obligations valued at $204,000,052; 0.00% - 4.75%; 12/15/2023 - 02/15/2053)	5.30%	09/01/2023	200,029,444	200,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,153,727 (collateralized by U.S. Treasury obligations valued at $1,020,690,818; 0.63% - 4.13%; 10/15/2024 -11/15/2052)	5.30%	09/01/2023	500,076,472	500,002,860

ING Financial Markets, LLC, joint term agreement dated 07/26/2023, aggregate maturing value of $1,008,423,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,043; 0.00% - 7.63%; 10/03/2023 -08/15/2052)	5.32%	09/21/2023	267,232,183	265,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $504,211,667 (collateralized by U.S. Treasury obligations valued at $510,000,121; 0.00% - 4.25%; 09/14/2023 - 08/15/2053)	5.32%	09/22/2023	252,105,833	250,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $806,620,444 (collateralized by U.S. Treasury obligations valued at $816,000,018; 0.00% - 7.63%; 09/26/2023 - 02/15/2053)	5.32%	09/21/2023	771,330,800	765,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/30/2023, aggregate maturing value of $350,368,087 (collateralized by U.S. Treasury obligations valued at $358,836,327; 0.00%; 05/15/2040 - 08/15/2046)(d)	5.32%	09/06/2023	100,105,134	100,001,688

Mitsubishi UFJ Trust & Banking Corp., agreement dated 08/31/2023, maturing value of $250,036,806 (collateralized by U.S. Treasury obligations valued at $255,000,015; 1.88% - 5.00%; 05/15/2037 - 08/15/2051)	5.30%	09/01/2023	250,036,806	250,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 07/26/2023, aggregate maturing value of $252,068,889 (collateralized by U.S. Treasury obligations valued at $255,000,056; 0.13% - 4.00%; 05/15/2024 -08/15/2032)(d)	5.32%	09/21/2023	126,034,444	125,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $1,943,488,353 (collateralized by U.S. Treasury obligations valued at $1,985,832,101; 0.50% - 3.88%; 03/31/2025 -11/15/2040)(d)	5.32%	09/06/2023	500,604,813	500,087,500

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 08/30/2023, maturing value of $100,103,250 (collateralized by a U.S. Treasury obligation valued at $102,030,179; 0.75%; 08/31/2026)(d)	5.31%	09/06/2023	100,103,250	100,000,000

Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2023, maturing value of $758,343,714 (collateralized by U.S. Treasury obligations valued at $776,136,774; 0.00% - 1.75%; 05/15/2037 - 11/15/2046)	5.31%	09/01/2023	758,343,714	758,231,875

Societe Generale, joint term agreement dated 08/30/2023, aggregate maturing value of $1,501,548,750 (collateralized by U.S. Treasury obligations valued at $1,530,000,031; 0.25% - 4.50%; 08/15/2024 - 05/15/2032)(d)	5.31%	09/06/2023	740,764,050	740,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $2,900,426,944 (collateralized by U.S. Treasury obligations valued at $2,958,000,059; 0.63% - 6.13%; 10/31/2024 - 05/15/2049)	5.30%	09/01/2023	1,112,285,214	1,112,121,485

Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,012,602,253 (collateralized by U.S. Treasury obligations valued at $1,068,100,137; 1.25% - 2.50%; 05/15/2041 -05/15/2050)	5.39%	09/01/2023	507,213,644	507,137,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,027,540,443 (collateralized by U.S. Treasury obligations valued at $1,078,271,700; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/05/2023	$512,571,266	$512,264,476

Total Repurchase Agreements (Cost $23,318,847,598)				23,318,847,598

TOTAL INVESTMENTS IN SECURITIES-99.19% (Cost $34,203,678,001)				34,203,678,001

OTHER ASSETS LESS LIABILITIES-0.81%				280,871,486

NET ASSETS-100.00%				$34,484,549,487

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-27.58%
U.S. Treasury Bills-12.45%(a)
U.S. Treasury Bills	5.42%	10/03/2023	$2,330,000	$2,318,971,335

U.S. Treasury Bills	4.12%	10/05/2023	50,000	49,813,236

U.S. Treasury Bills	5.29%	10/10/2023	525,000	522,042,500

U.S. Treasury Bills	5.32%	10/12/2023	970,000	964,200,208

U.S. Treasury Bills	5.24%	10/17/2023	100,000	99,341,945

U.S. Treasury Bills	5.31%	10/24/2023	1,825,000	1,810,974,875

U.S. Treasury Bills	5.34%	11/07/2023	700,000	693,160,415

U.S. Treasury Bills	5.14%	11/16/2023	105,000	103,890,500

U.S. Treasury Bills	5.39%	12/07/2023	485,000	478,139,270

U.S. Treasury Bills	5.29%	12/14/2023	50,000	49,255,389

U.S. Treasury Bills	5.43%	12/26/2023	1,970,000	1,936,152,457

U.S. Treasury Bills	5.19%	06/13/2024	1,105,000	1,061,721,447

				10,087,663,577

U.S. Treasury Floating Rate Notes-14.38%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	10/31/2023	679	679,406

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.08%)(b)	5.34%	04/30/2024	1,648,000	1,647,205,837

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	07/31/2024	2,568,400	2,567,472,985

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.55%	10/31/2024	3,834,800	3,831,632,970

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.61%	01/31/2025	1,847,000	1,847,583,378

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.58%	04/30/2025	1,750,000	1,749,985,311

				11,644,559,887

U.S. Treasury Notes-0.75%
U.S. Treasury Notes	2.00%	04/30/2024	370,000	363,374,265
U.S. Treasury Notes	2.50%	04/30/2024	250,000	246,330,000

				609,704,265

Total U.S. Treasury Securities (Cost $22,341,927,729)				22,341,927,729

U.S. Government Sponsored Agency Securities-4.59%
Federal Farm Credit Bank (FFCB)-3.02%
Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	09/20/2023	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	12/15/2023	24,500	24,499,644

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	01/04/2024	229,000	229,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	5.36%	01/10/2024	75,500	75,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	01/25/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	02/05/2024	100,000	100,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	02/20/2024	80,000	80,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	02/23/2024	162,000	162,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	03/08/2024	95,000	95,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	03/15/2024	431,000	431,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	03/18/2024	$445,000	$445,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	04/04/2024	195,000	195,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	04/25/2024	345,000	345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	05/09/2024	160,000	160,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	05/24/2024	62,000	62,000,000

				2,443,999,644

Federal Home Loan Bank (FHLB)-1.38%(a)
Federal Home Loan Bank	5.01%	01/12/2024	213,000	209,230,669

Federal Home Loan Bank	5.02%	02/09/2024	926,000	906,204,692

				1,115,435,361

U.S. International Development Finance Corp. (DFC)-0.19%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/11/2023	9,273	9,272,728

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.50%	09/13/2023	6,357	6,357,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.54%	09/13/2023	15,300	15,300,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/13/2023	10,444	10,444,447

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/13/2023	47,727	47,727,274

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	06/15/2025	9,600	9,600,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/15/2025	2,368	2,368,421

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.48%	09/15/2026	5,417	5,416,667

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/15/2026	3,250	3,250,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	02/15/2028	10,000	10,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	10/15/2030	6,444	6,444,444

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/13/2023	30,375	30,375,000

				156,555,981

Total U.S. Government Sponsored Agency Securities (Cost $3,715,990,986)				3,715,990,986

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-32.17% (Cost $26,057,918,715)				26,057,918,715

			Repurchase Amount
Repurchase Agreements-65.67%(c)

ABN AMRO Bank N.V., joint agreement dated 08/31/2023, aggregate maturing value of $450,066,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.50% - 4.13%; 08/15/2025 - 05/15/2042)	5.30%	09/01/2023	200,029,444	200,000,000

Bank of Nova Scotia, joint agreement dated 08/31/2023, aggregate maturing value of $2,350,345,972 (collateralized by agency mortgage-backed securities valued at $2,397,000,469; 2.00% - 6.50%; 09/01/2027 - 08/20/2053)	5.30%	09/01/2023	1,225,180,347	1,225,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BofA Securities, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $1,750,257,639 (collateralized by agency mortgage-backed securities valued at $1,785,000,000; 1.50% - 9.00%; 09/01/2023 - 02/01/2057)	5.30%	09/01/2023	$904,808,814	$904,675,626

CIBC World Markets Corp., joint term agreement dated 07/27/2023, aggregate maturing value of $1,714,068,444 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $1,734,000,020; 0.00% - 7.00%; 03/01/2027 - 08/20/2069)(d)	5.32%	09/21/2023	1,507,371,956	1,495,000,000

Citigroup Global Markets, Inc., agreement dated 08/31/2023, maturing value of $300,044,250 (collateralized by U.S. Treasury obligations valued at $306,000,082; 0.50% - 3.88%; 03/31/2025 - 06/30/2028)	5.31%	09/01/2023	300,044,250	300,000,000

Citigroup Global Markets, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,090; 3.75% - 4.38%; 08/31/2028 - 08/31/2030)	5.31%	09/01/2023	1,500,221,250	1,500,000,000

Citigroup Global Markets, Inc., joint term agreement dated 08/29/2023, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,048; 0.00% - 7.50%; 09/05/2023 - 08/15/2053)(d)	5.32%	09/05/2023	4,504,655,000	4,500,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2023, aggregate maturing value of $100,014,444 (collateralized by U.S. Treasury obligations valued at $102,000,080; 4.00%; 06/30/2028)	5.20%	09/01/2023	75,010,833	75,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2023, aggregate maturing value of $36,505,373,611 (collateralized by U.S. Treasury obligations valued at $36,505,373,762; 0.25% - 4.00%; 03/31/2024 - 02/15/2030)	5.30%	09/01/2023	21,003,091,667	21,000,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2023, maturing value of $745,109,888 (collateralized by U.S. government sponsored agency obligations a U.S. Treasury obligation valued at $759,900,049; 1.04% - 5.65%; 12/15/2023 - 06/26/2028)	5.31%	09/01/2023	745,109,888	745,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2023, aggregate maturing value of $8,001,177,778 (collateralized by U.S. Treasury obligations valued at $8,160,000,163; 0.00% - 4.00%; 09/14/2023 - 07/15/2032)	5.30%	09/01/2023	3,900,574,167	3,900,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/31/2023, maturing value of $750,110,417 (collateralized by U.S. Treasury obligations valued at $765,000,064; 1.38% - 3.00%; 02/15/2049 - 08/15/2052)	5.30%	09/01/2023	750,110,417	750,000,000

Goldman Sachs & Co., agreement dated 08/31/2023, maturing value of $250,036,806 (collateralized by U.S. Treasury obligations valued at $255,000,001; 0.00% - 6.25%; 02/29/2024 - 02/15/2043)	5.30%	09/01/2023	250,036,806	250,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,153,727 (collateralized by U.S. Treasury obligations valued at $1,020,690,818; 0.63% - 4.13%; 10/15/2024 - 11/15/2052)	5.30%	09/01/2023	500,077,256	500,003,644

ING Financial Markets, LLC, joint term agreement dated 07/26/2023, aggregate maturing value of $1,008,423,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,043; 0.00% - 7.63%; 10/03/2023 - 08/15/2052)	5.32%	09/21/2023	504,211,667	500,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $1,008,275,556 (collateralized by agency mortgage-backed securities valued at $1,020,000,001; 1.50% - 7.50%; 03/01/2028 -09/01/2057)	5.32%	09/21/2023	932,654,889	925,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $504,211,667 (collateralized by U.S. Treasury obligations valued at $510,000,121; 0.00% - 4.25%; 09/14/2023 - 08/15/2053)	5.32%	09/22/2023	252,105,833	250,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $705,792,889 (collateralized by U.S. Treasury obligations valued at $714,000,031; 0.00% - 4.63%; 09/07/2023 - 08/15/2052)	5.32%	09/21/2023	640,254,978	635,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $806,620,444 (collateralized by agency mortgage-backed securities valued at $816,000,001; 1.50% - 8.00%; 09/01/2029 - 05/01/2058)	5.32%	09/21/2023	236,944,756	235,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

ING Financial Markets, LLC, term agreement dated 07/27/2023, maturing value of $201,655,111 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 8.00%; 03/17/2031 - 08/01/2053)	5.32%	09/21/2023	$201,655,111	$200,000,000

ING Financial Markets, LLC, term agreement dated 07/27/2023, maturing value of $504,211,667 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 8.00%; 09/01/2029 - 02/01/2057)	5.32%	09/22/2023	504,211,667	500,000,000

ING Financial Markets, LLC, term agreement dated 07/28/2023, maturing value of $201,628,611 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.50%; 07/01/2033 - 05/01/2058)	5.33%	09/21/2023	201,628,611	200,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/02/2023 (collateralized by agency mortgage-backed securities valued at $918,000,005; 1.25% - 6.39%; 03/25/2025 - 09/16/2063)(e)	5.31%	09/01/2023	788,593,992	785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/30/2023, aggregate maturing value of $350,368,087 (collateralized by U.S. Treasury obligations valued at $358,836,327; 0.00%; 05/15/2040 - 08/15/2046)(d)	5.32%	09/06/2023	170,176,456	170,000,600

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 07/26/2023, aggregate maturing value of $252,068,889 (collateralized by U.S. Treasury obligations valued at $255,000,056; 0.13% - 4.00%; 05/15/2024 -08/15/2032)(d)	5.32%	09/21/2023	126,034,444	125,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $1,943,488,353 (collateralized by U.S. Treasury obligations valued at $1,985,832,101; 0.50% - 3.88%; 03/31/2025 -11/15/2040)(d)	5.32%	09/06/2023	1,333,357,859	1,331,980,000

Prudential Insurance Co. of America, agreement dated 08/31/2023, maturing value of $140,319,444 (collateralized by U.S. Treasury obligations valued at $143,901,190; 0.00%; 05/15/2037 - 08/15/2042)	5.31%	09/01/2023	140,319,444	140,298,750

RBC Dominion Securities Inc., joint agreement dated 08/31/2023, aggregate maturing value of $3,250,478,472 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $3,315,000,043; 0.00% - 6.24%; 09/19/2023 - 08/15/2053)	5.30%	09/01/2023	2,015,296,653	2,015,000,000

RBC Dominion Securities Inc., joint term agreement dated 07/27/2023, aggregate maturing value of $2,016,551,111 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,001; 0.00% -6.50%; 09/30/2024 - 09/01/2053)(d)	5.32%	09/21/2023	352,896,444	350,000,000

Royal Bank of Canada, term agreement dated 07/27/2023, maturing value of $1,008,275,556 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,063; 0.00% - 6.50%; 03/31/2025 - 09/01/2053)(d)	5.32%	09/21/2023	1,008,275,556	1,000,000,000

Societe Generale, joint term agreement dated 08/30/2023, aggregate maturing value of $1,501,548,750 (collateralized by U.S. Treasury obligations valued at $1,530,000,031; 0.25% - 4.50%; 08/15/2024 - 05/15/2032)(d)	5.31%	09/06/2023	475,490,438	475,000,000

Standard Chartered Bank, agreement dated 08/31/2023, maturing value of $2,750,404,861 (collateralized by U.S. Treasury obligations valued at $2,805,413,051; 0.00% - 5.50%; 09/12/2023 - 05/15/2053)	5.30%	09/01/2023	2,750,404,861	2,750,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $2,900,426,944 (collateralized by U.S. Treasury obligations valued at $2,958,000,059; 0.63% - 6.13%; 10/31/2024 - 05/15/2049)	5.30%	09/01/2023	765,451,880	765,339,205

TD Securities (USA) LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $500,516,250 (collateralized by agency mortgage-backed securities valued at $510,000,000; 2.00% - 6.00%; 06/01/2048 - 09/01/2053)(d)	5.31%	09/06/2023	275,283,938	275,000,000

Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,012,602,253 (collateralized by U.S. Treasury obligations valued at $1,068,100,137; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/01/2023	505,388,609	505,312,952

Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,027,540,443 (collateralized by U.S. Treasury obligations valued at $1,078,271,700; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/05/2023	514,969,177	514,660,953

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Wells Fargo Securities, LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $1,801,862,000 (collateralized by agency mortgage-backed securities valued at $1,836,000,000; 1.50% - 7.00%; 03/01/2025 - 09/01/2053)(d)	5.32%	09/06/2023	$1,216,256,850	$1,215,000,000

Total Repurchase Agreements (Cost $53,207,271,730)				53,207,271,730

TOTAL INVESTMENTS IN SECURITIES(f)-97.84% (Cost $79,265,190,445)				79,265,190,445

OTHER ASSETS LESS LIABILITIES-2.16%				1,751,915,792

NET ASSETS-100.00%				$81,017,106,237

Investment Abbreviations:

SOFR -Secured Overnight Financing Rate
VRD -Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-110.50%
U.S. Treasury Bills-98.18%(a)
U.S. Treasury Bills	5.24%-5.28%	09/05/2023	$167,000	$166,903,191

U.S. Treasury Bills	5.25%-5.29%	09/07/2023	94,550	94,467,205

U.S. Treasury Bills	5.27%-5.30%	09/12/2023	169,600	169,328,080

U.S. Treasury Bills	5.22%	09/14/2023	50,100	50,006,810

U.S. Treasury Bills	5.30%-5.31%	09/19/2023	170,000	169,551,605

U.S. Treasury Bills	5.20%-5.29%	09/21/2023	59,000	58,829,410

U.S. Treasury Bills	5.31%-5.33%	09/26/2023	160,000	159,412,777

U.S. Treasury Bills	5.32%	09/28/2023	45,000	44,821,631

U.S. Treasury Bills	5.31%-5.32%	10/03/2023	196,000	195,163,248

U.S. Treasury Bills	5.31%	10/05/2023	65,000	64,675,919

U.S. Treasury Bills	5.29%-5.32%	10/10/2023	79,000	78,550,460

U.S. Treasury Bills	5.32%	10/12/2023	25,000	24,849,445

U.S. Treasury Bills	5.24%-5.32%	10/17/2023	60,000	59,596,861

U.S. Treasury Bills	5.31%-5.33%	10/24/2023	72,000	71,440,497

U.S. Treasury Bills	5.29%	10/31/2023	21,000	20,827,193

U.S. Treasury Bills	5.12%-5.34%	11/09/2023	18,100	17,918,799

U.S. Treasury Bills	5.36%	11/21/2023	8,000	7,905,140

U.S. Treasury Bills	5.29%	12/14/2023	5,000	4,925,539

U.S. Treasury Bills	5.40%	12/19/2023	46,000	45,261,131

U.S. Treasury Bills	5.43%	12/26/2023	9,000	8,845,357

U.S. Treasury Bills	5.37%	01/04/2024	20,000	19,636,201

U.S. Treasury Bills	5.39%	01/18/2024	4,200	4,114,862

U.S. Treasury Bills	5.39%	02/01/2024	10,500	10,265,674

U.S. Treasury Bills	4.61%-4.72%	03/21/2024	6,300	6,139,876

U.S. Treasury Bills	4.71%-4.79%	04/18/2024	14,500	14,078,914

U.S. Treasury Bills	5.19%	06/13/2024	1,000	960,834

U.S. Treasury Bills	5.38%	07/11/2024	3,000	2,866,177

				1,571,342,836

U.S. Treasury Floating Rate Notes-11.52%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	10/31/2023	30,000	30,000,085

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.02%)(b)	5.40%	01/31/2024	11,000	10,999,159

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.08%)(b)	5.34%	04/30/2024	13,000	12,989,073

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	07/31/2024	11,000	10,994,635

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.55%	10/31/2024	49,000	48,970,420

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.61%	01/31/2025	30,500	30,506,906

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.58%	04/30/2025	16,000	15,998,640

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.54%	07/31/2025	24,000	23,991,575

				184,450,493

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Notes-0.80%
U.S. Treasury Notes	0.88%	01/31/2024	$13,000	$12,795,676

TOTAL INVESTMENTS IN SECURITIES-110.50% (Cost $ 1,768,589,005)				1,768,589,005

OTHER ASSETS LESS LIABILITIES-(10.50)%				(168,022,473)

NET ASSETS-100.00%				$1,600,566,532

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2023

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,846,406,987	$241,086,618	$10,884,830,403	$26,057,918,715	$1,768,589,005

Repurchase agreements, at value and cost	368,200,672	195,029,707	23,318,847,598	53,207,271,730	-

Cash	10,091	1,576	911,226,033	2,507,869,327	74,363

Receivable for:
Fund shares sold	-	145,000	6,859,898	6,841,344	-

Interest	3,565,839	518,558	41,759,002	128,097,082	906,979

Fund expenses absorbed	47,605	16,290	-	-	59,847

Investment for trustee deferred compensation and retirement plans	2,774,946	744,586	1,669,454	760,411	81,685

Other assets	-	125,057	290,729	4,475,843	59,547

Total assets	2,221,006,140	437,667,392	35,165,483,117	81,913,234,452	1,769,771,426

Liabilities:
Payable for:
Investments purchased	-	-	512,264,476	514,660,953	162,243,540

Fund shares reacquired	-	736,198	7,001,043	4,919,167	-

Due to broker	-	-	1,940,625	2,446,875	-

Dividends	9,681,128	1,932,762	153,028,620	360,002,422	6,531,629

Accrued fees to affiliates	360,875	74,570	4,636,011	13,063,153	284,069

Accrued trustees’ and officers’ fees and benefits	4,162	2,709	38,862	82,609	3,790

Accrued operating expenses	11,448	9,066	164,154	34,560	50,213

Trustee deferred compensation and retirement plans	2,941,027	784,459	1,859,839	918,476	91,653

Total liabilities	12,998,640	3,539,764	680,933,630	896,128,215	169,204,894

Net assets applicable to shares outstanding	$2,208,007,500	$434,127,628	$34,484,549,487	$81,017,106,237	$1,600,566,532

Net assets consist of:
Shares of beneficial interest	$2,210,287,396	$434,669,510	$34,486,312,364	$81,043,246,411	$1,601,060,268

Distributable earnings (loss)	(2,279,896)	(541,882)	(1,762,877)	(26,140,174)	(493,736)

	$2,208,007,500	$434,127,628	$34,484,549,487	$81,017,106,237	$1,600,566,532

Net Assets:
Institutional Class	$2,186,548,484	$429,676,422	$28,835,239,242	$65,659,515,148	$1,483,131,716

Private Investment Class	$1,059,282	$665,717	$1,087,038,300	$972,195,095	$24,057,273

Personal Investment Class	$10,257	$94,652	$847,631,486	$86,709,117	$10,641

Cash Management Class	$1,709,324	$437,676	$178,755,972	$635,720,144	$10,362,415

Reserve Class	$135,650	$241,036	$616,192,376	$442,229,121	$73,984,387

Resource Class	$254,730	$401	$91,129,787	$165,917,647	$6,242,401

Corporate Class	$4,297,720	$3,011,724	$1,562,965,512	$295,514,451	$2,777,699

CAVU Securities Class	$13,992,053	$-	$1,265,596,812	$12,759,305,514	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Statement of Assets and Liabilities–(continued)

August 31, 2023

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,186,236,160	429,646,592	28,834,347,613	65,680,608,634	1,483,537,715

Private Investment Class	1,059,136	665,670	1,087,059,359	972,507,398	24,063,859

Personal Investment Class	10,256	94,645	847,649,009	86,736,971	10,644

Cash Management Class	1,709,089	437,645	178,753,912	635,924,359	10,363,915

Reserve Class	135,631	241,015	616,185,732	442,371,181	74,004,640

Resource Class	254,695	402	91,131,826	165,970,946	6,244,109

Corporate Class	4,297,128	3,011,512	1,562,964,412	295,609,381	2,778,459

CAVU Securities Class	13,990,223	-	1,265,610,253	12,763,404,252	-

Net asset value, offering and redemption price per share for each class	$1.0001	$1.0001	$1.00	$1.00	$1.00

Cost of Investments	$2,214,874,134	$436,120,021	$34,203,678,001	$79,265,190,445	$1,768,589,005

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2023

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Investment income:
Interest	$84,375,023	$16,299,464	$1,716,958,017	$3,683,596,458	$62,443,364

Expenses:
Advisory fees	2,742,194	553,292	56,529,728	80,926,610	1,795,574

Administrative services fees	799,670	162,811	16,836,024	36,311,534	627,152

Custodian fees	24,974	17,565	2,786,313	1,266,379	77,030

Distribution fees:
Private Investment Class	3,155	1,426	1,976,685	2,317,397	45,612

Personal Investment Class	55	529	2,683,175	240,832	48,056

Cash Management Class	1,364	360	204,576	567,559	2,526

Reserve Class	1,354	677	7,178,648	4,828,360	493,203

Resource Class	500	-	109,185	297,568	8,262

Corporate Class	926	326	441,138	369,665	1,534

Transfer agent fees	164,532	33,198	3,391,784	7,283,395	127,852

Trustees’ and officers’ fees and benefits	30,472	18,724	288,487	629,718	26,577

Registration and filing fees	107,075	105,126	1,323,580	2,371,637	113,293

Reports to shareholders	484	5,244	4,143	-	2,766

Professional services fees	58,124	70,864	398,792	455,162	54,018

Other	66,287	32,320	303,698	339,967	70,647

Total expenses	4,001,166	1,002,462	94,455,956	138,205,783	3,494,102

Less: Fees waived and expenses reimbursed	(696,537)	(334,345)	(13,877,429)	(84,156)	(332,997)

Net expenses	3,304,629	668,117	80,578,527	138,121,627	3,161,105

Net investment income	81,070,394	15,631,347	1,636,379,490	3,545,474,831	59,282,259

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	2,847	153	3,331,458	1,842,825	(315,693)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(22,559)	1,664	-	-	-

Net realized and unrealized gain (loss)	(19,712)	1,817	3,331,458	1,842,825	(315,693)

Net increase in net assets resulting from operations	$81,050,682	$15,633,164	$1,639,710,948	$3,547,317,656	$58,966,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2023 and 2022

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	2023	2022	2023	2022

Operations:
Net investment income	$81,070,394	$9,991,934	$15,631,347	$1,826,985

Net realized gain	2,847	3,959	153	624

Change in net unrealized appreciation (depreciation)	(22,559)	(406,836)	1,664	(5,126)

Net increase in net assets resulting from operations	81,050,682	9,589,057	15,633,164	1,822,483

Distributions to shareholders from distributable earnings:
Institutional Class	(80,699,792)	(9,973,378)	(15,532,523)	(1,657,807)

Private Investment Class	(43,207)	(6,754)	(19,712)	(1,550)

Personal Investment Class	(398)	(32)	(3,623)	(240)

Cash Management Class	(73,755)	(9,759)	(19,230)	(1,672)

Reserve Class	(5,393)	(378)	(2,735)	(130)

Resource Class	(10,560)	(1,017)	(18)	(3)

Corporate Class	(150,333)	(112)	(53,506)	(95)

CAVU Securities Class	(86,956)	(504)	-	-

Total distributions from distributable earnings	(81,070,394)	(9,991,934)	(15,631,347)	(1,661,497)

Return of capital:
Institutional Class	-	-	-	(165,120)

Private Investment Class	-	-	-	(154)

Personal Investment Class	-	-	-	(24)

Cash Management Class	-	-	-	(167)

Reserve Class	-	-	-	(13)

Resource Class	-	-	-	(1)

Corporate Class	-	-	-	(9)

Total return of capital	-	-	-	(165,488)

Total distributions	(81,070,394)	(9,991,934)	(15,631,347)	(1,826,985)

Share transactions-net:
Institutional Class	444,886,451	(614,280,688)	107,202,226	100,759,349

Private Investment Class	(13,637)	(1,818,407)	208,366	(147,861)

Personal Investment Class	10	-	3,243	(1,448)

Cash Management Class	(10,809)	(1,201,217)	68,628	(127,021)

Reserve Class	(39,355)	(40,550)	170,771	(16,775)

Resource Class	6,794	(114,240)	16	1

Corporate Class	4,275,706	(354)	2,990,408	64

CAVU Securities Class	13,891,649	1	-	-

Net increase (decrease) in net assets resulting from share transactions	462,996,809	(617,455,455)	110,643,658	100,466,309

Net increase (decrease) in net assets	462,977,097	(617,858,332)	110,645,475	100,461,807

Net assets:
Beginning of year	1,745,030,403	2,362,888,735	323,482,153	223,020,346

End of year	$2,208,007,500	$1,745,030,403	$434,127,628	$323,482,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2023 and 2022

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	2023	2022	2023	2022

Operations:
Net investment income	$1,636,379,490	$96,074,616	$3,545,474,831	$325,968,052

Net realized gain (loss)	3,331,458	(3,886,562)	1,842,825	(28,543,577)

Net increase in net assets resulting from operations	1,639,710,948	92,188,054	3,547,317,656	297,424,475

Distributions to shareholders from distributable earnings:
Institutional Class	(1,425,848,124)	(85,408,911)	(2,937,396,325)	(295,190,284)

Private Investment Class	(27,974,050)	(1,268,453)	(31,871,187)	(2,186,097)

Personal Investment Class	(18,833,514)	(1,167,413)	(1,724,597)	(110,536)

Cash Management Class	(10,262,717)	(1,843,731)	(28,870,727)	(3,324,668)

Reserve Class	(26,643,468)	(2,122,002)	(18,675,529)	(1,225,131)

Resource Class	(2,858,404)	(267,315)	(7,821,438)	(863,585)

Corporate Class	(66,239,040)	(1,170,294)	(54,893,700)	(2,699,107)

CAVU Securities Class	(57,720,173)	(2,826,497)	(464,221,328)	(20,368,644)

Total distributions from distributable earnings	(1,636,379,490)	(96,074,616)	(3,545,474,831)	(325,968,052)

Share transactions-net:
Institutional Class	7,411,651,408	4,330,861,644	4,490,547,363	11,726,491,208

Private Investment Class	705,232,421	78,001,581	394,333,067	72,215,877

Personal Investment Class	266,760,119	315,801,181	47,387,887	29,989,058

Cash Management Class	(216,057,236)	(57,379,422)	(506,942,746)	394,921,370

Reserve Class	(371,297,287)	119,769,440	(156,621,571)	190,502,067

Resource Class	13,734,527	24,190,011	30,913,371	17,158,805

Corporate Class	1,088,925,297	207,510,470	(247,224,939)	(539,261,258)

CAVU Securities Class	708,337,686	10,231,626	7,909,884,014	3,411,670,557

Net increase in net assets resulting from share transactions	9,607,286,935	5,028,986,531	11,962,276,446	15,303,687,684

Net increase in net assets	9,610,618,393	5,025,099,969	11,964,119,271	15,275,144,107

Net assets:
Beginning of year	24,873,931,094	19,848,831,125	69,052,986,966	53,777,842,859

End of year	$34,484,549,487	$24,873,931,094	$81,017,106,237	$69,052,986,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2023 and 2022

	Invesco Treasury Obligations Portfolio

	2023	2022

Operations:
Net investment income	$59,282,259	$4,933,278

Net realized gain (loss)	(315,693)	(129,607)

Net increase in net assets resulting from operations	58,966,566	4,803,671

Distributions to shareholders from distributable earnings:
Institutional Class	(55,729,583)	(4,768,439)

Private Investment Class	(733,670)	(48,742)

Personal Investment Class	(287,819)	(29,749)

Cash Management Class	(151,109)	(319)

Reserve Class	(1,944,055)	(71,516)

Resource Class	(236,076)	(360)

Corporate Class	(199,947)	(14,153)

Total distributions from distributable earnings	(59,282,259)	(4,933,278)

Share transactions-net:
Institutional Class	381,291,981	38,941,402

Private Investment Class	9,497,580	(78,490)

Personal Investment Class	(12,709,449)	8,907,420

Cash Management Class	10,285,327	(174,408)

Reserve Class	31,852,196	(32,341,061)

Resource Class	6,145,804	198

Corporate Class	(563,244)	(1,691,615)

Net increase in net assets resulting from share transactions	425,800,195	13,563,446

Net increase in net assets	425,484,502	13,433,839

Net assets:
Beginning of year	1,175,082,030	1,161,648,191

End of year	$1,600,566,532	$1,175,082,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Corporate Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/23	$1.0002	$0.0441	$(0.0004)	$0.0437	$(0.0438)	$ -	$ -	$(0.0438)	$1.0001	4,46%	$ 4.298	0.21%	0.25%	4.41%
Year ended 08/31/22	1.0004	0.0047	(0.0000)	0.0047	(0.0049)	-	-	(0.0049)	1.0002	0.47	23	0.19	0.25	0.47
Year ended 08/31/21	1.0006	0.0003	(0.0002)	0.0001	(0.0003)	-	-	(0.0003)	1.0004	0.01	23	0.19	0.25	0.03
Year ended 08/31/20	1.0004	0.0123	(0.0006)	0.0117	(0.0115)	-	-	(0.0115)	1.0006	1.17	39	0.21	0.25	1.23
Year ended 08/31/19	1.0004	0.0234	(0.0000)	0.0234	(0.0234)	-	-	(0.0234)	1.0004	2.36	327	0.21	0.25	2.34
Invesco STIC Prime Portfolio
Year ended 08/31/23	1.0000	0.0421	0.0007	0.0428	(0.0427)	-	-	(0.0427)	1.0001	4.37	3,012	0.21	0.30	4.21
Year ended 08/31/22	1.0000	0.0049	(0.0000)	0.0049	(0.0045)	-	(0.0004)	(0.0049)	1.0000	0.49	21	0.16	0.31	0.60
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	21	0.13	0.33	0.01
Year ended 08/31/20	1.0001	0.0114	(0.0013)	0.0101	(0.0102)	-	-	(0.0102)	1.0000	1.03	21	0.21	0.29	1.13
Year ended 08/31/19	1.0001	0.0224	0.0000	0.0224	(0.0224)	-	-	(0.0224)	1.0001	2.26	21	0.21	0.28	2.23
Invesco Treasury Portfolio
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.34	1,562,966	0.21	0.25	4.35
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.45	473,992	0.14	0.24	0.46
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	266,548	0.10	0.24	0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.88	1,133,683	0.21	0.24	0.83
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.17	429,129	0.21	0.24	2.15
Invesco Government & Agency Portfolio
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.35	295,514	0.19	0.19	4.36
Year ended 08/31/22	1.00	0.01	(0.01)	0.00	(0.00)	-	-	(0.00)	1.00	0.49	542,615	0.12	0.19	0.53
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	1,082,096	0.08	0.19	0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.92	31,268	0.18	0.18	0.82
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.19	40,349	0.19	0.19	2.17
Invesco Treasury Obligations Portfolio
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.22	2,778	0.21	0.23	4.19
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.42	3,341	0.15	0.24	0.44
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	5,033	0.10	0.24	0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.91	10,442	0.21	0.23	0.81
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.14	10	0.21	0.24	2.12

(a) Calculated using average shares outstanding.

(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Notes to Financial Statements

August 31, 2023

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

 The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.

 Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio and Invesco Treasury Obligations Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

 Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

 Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

 Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

 Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the “Rule”), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

 “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

 Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio may impose a fee upon the sale of shares. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.

 In July 2023, the U.S. Securities and Exchange Commission adopted amendments to the Rule. These amendments, among other changes, (i) remove redemption gates and remove the tie between weekly liquid asset minimum thresholds and liquidity fees, effective October 2, 2023; (ii) increase required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024; and (iii) require institutional money market funds to impose a mandatory liquidity fee when daily net redemptions exceed certain levels unless the amount of the fee determined by a Fund is less than 0.01% of the value of the shares redeemed, effective October 2, 2024.

 The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

 Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

 Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

 Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

 Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

29	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

 The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

 Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

 The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

 The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

 Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

 The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of

30	Short-Term Investments Trust

short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

 The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

 Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

 There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

 U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

 For the year ended August 31, 2023, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

 The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	-

 The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

 In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

31	Short-Term Investments Trust

 For the year ended August 31, 2023, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$ 696,537

Invesco STIC Prime Portfolio	334,345

Invesco Treasury Portfolio	13,877,429

Invesco Government & Agency Portfolio	84,156

Invesco Treasury Obligations Portfolio	332,997

 The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

 The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

 Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

 The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

 Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 As of August 31, 2023, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff

32	Short-Term Investments Trust

positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended August 31, 2023, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$ -	$ 15,017,260	$-

Invesco STIC Prime Portfolio	20,029,285	31,005,688	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2023 and 2022:

	2023	2022
	Ordinary Income*	Ordinary Income*	Return of Capital

Invesco Liquid Assets Portfolio	$ 81,070,394	$9,991,934	$ -

Invesco STIC Prime Portfolio	15,631,347	1,661,497	165,488

Invesco Treasury Portfolio	1,636,379,490	96,074,616	-

Invesco Government & Agency Portfolio	3,545,474,831	325,968,052	-

Invesco Treasury Obligations Portfolio	59,282,259	4,933,278	-

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets

Invesco Liquid Assets Portfolio	$ -	$(2,007,217)	$(266,475)	$(6,204)	$2,210,287,396	$2,208,007,500

Invesco STIC Prime Portfolio	-	(538,186)	(3,696)	-	434,669,510	434,127,628

Invesco Treasury Portfolio	121,708	(1,297,469)	(544,314)	(42,802)	34,486,312,364	34,484,549,487

Invesco Government & Agency Portfolio	1,223,802	(662,057)	-	(26,701,919)	81,043,246,411	81,017,106,237

Invesco Treasury Obligations Portfolio	52,291	(64,835)	(34,159)	(447,033)	1,601,060,268	1,600,566,532

 The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

 The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

33	Short-Term Investments Trust

 The Funds have a capital loss carryforward as of August 31, 2023, as follows:

	Short-Term	Long-Term
	Not Subject to	Not Subject to
Fund	Expiration	Expiration	Total*

Invesco Liquid Assets Portfolio	$ 6,204	$ -	$ 6,204

Invesco Treasury Portfolio	42,802	-	42,802

Invesco Government & Agency Portfolio	26,701,919	-	26,701,919

Invesco Treasury Obligations Portfolio	414,704	32,329	447,033

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2023
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Invesco Liquid Assets Portfolio	$2,214,874,134	$143,261	$(409,736)	$(266,475)

Invesco STIC Prime Portfolio	436,120,021	2,210	(5,906)	(3,696)

Invesco Treasury Portfolio	34,204,222,315	-	(544,314)	(544,314)

Invesco Treasury Obligations Portfolio	1,768,623,164	-	(34,159)	(34,159)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Government & Agency Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2023, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest

Invesco Liquid Assets Portfolio	$193,515	$ -	$(193,515)

Invesco STIC Prime Portfolio	41,958	(153)	(41,805)

Invesco Treasury Portfolio	-	-	-

Invesco Government & Agency Portfolio	-	-	-

Invesco Treasury Obligations Portfolio	-	-	-

NOTE 10–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	14,689,381,103	$14,692,392,767	16,021,220,223	$16,021,997,196

Private Investment Class	461	461	173	173

Cash Management Class	3,194	3,195	1	1

Reserve Class	74	74	7,065	7,068

Corporate Class	6,918,117	6,920,000	-	-

CAVU Securities Class	20,940,809	20,942,903	1	1

34	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	8,488,080	$8,489,799	331,500	$331,481

Private Investment Class	39,164	39,172	3,597	3,597

Personal Investment Class	10	10	-	-

Cash Management Class	68,982	68,996	5,971	5,971

Reserve Class	5,067	5,068	174	174

Resource Class	9,857	9,859	599	599

Corporate Class	130,854	130,878	70	70

CAVU Securities Class	20,195	20,197	-	-

Reacquired:
Institutional Class	(14,253,037,054)	(14,255,996,115)	(16,635,655,012)	(16,636,609,365)

Private Investment Class	(53,258)	(53,270)	(1,822,166)	(1,822,177)

Cash Management Class	(82,976)	(83,000)	(1,207,094)	(1,207,189)

Reserve Class	(44,488)	(44,497)	(47,789)	(47,792)

Resource Class	(3,064)	(3,065)	(114,803)	(114,839)

Corporate Class	(2,774,617)	(2,775,172)	(425)	(424)

CAVU Securities Class	(7,070,744)	(7,071,451)	-	-

Net increase (decrease) in share activity	462,939,766	$462,996,809	(617,277,915)	$(617,455,455)

(a)	54% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

35	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	1,869,976,252	$1,870,028,473	1,898,258,845	$1,898,293,281

Private Investment Class	611,125	611,137	66,475	66,475

Personal Investment Class	200,000	200,000	45	45

Cash Management Class	202,044	202,044	47,921	47,925

Reserve Class	169,984	170,001	1	1

Resource Class	1	1	-	-

Corporate Class	3,184,015	3,184,088	-	-

Issued as reinvestment of dividends:

Institutional Class	9,572,929	9,573,297	718,725	718,729

Private Investment Class	13,902	13,903	961	961

Personal Investment Class	3,243	3,243	131	131

Cash Management Class	10,701	10,702	351	351

Reserve Class	2,271	2,271	62	62

Resource Class	16	16	1	1

Corporate Class	40,528	40,531	64	64

Reacquired:

Institutional Class	(1,772,368,596)	(1,772,399,544)	(1,798,225,673)	(1,798,252,661)

Private Investment Class	(416,660)	(416,674)	(215,296)	(215,297)

Personal Investment Class	(200,000)	(200,000)	(1,624)	(1,624)

Cash Management Class	(144,115)	(144,118)	(175,291)	(175,297)

Reserve Class	(1,502)	(1,501)	(16,836)	(16,838)

Resource Class	(1)	(1)	-	-

Corporate Class	(234,201)	(234,211)	-	-

Net increase in share activity	110,621,936	$110,643,658	100,458,862	$100,466,309

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

36	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	274,406,114,953	$274,406,114,953	132,066,034,066	$132,066,034,066

Private Investment Class	1,927,265,025	1,927,265,025	1,001,410,898	1,001,410,898

Personal Investment Class	2,652,216,519	2,652,216,519	2,236,178,971	2,236,178,971

Cash Management Class	891,962,433	891,962,433	1,488,319,714	1,488,319,714

Reserve Class	4,059,561,441	4,059,561,441	3,559,612,942	3,559,612,942

Resource Class	289,292,340	289,292,340	215,964,855	215,964,855

Corporate Class	13,246,649,542	13,246,649,542	4,502,000,934	4,502,000,934

CAVU Securities Class	22,252,025,618	22,252,025,618	12,888,063,731	12,888,063,731

Issued as reinvestment of dividends:
Institutional Class	429,132,893	429,132,893	10,223,078	10,223,078

Private Investment Class	15,063,443	15,063,443	184,233	184,233

Personal Investment Class	11,951,452	11,951,452	398,914	398,914

Cash Management Class	9,757,614	9,757,614	1,071,516	1,071,516

Reserve Class	23,854,384	23,854,384	971,014	971,014

Resource Class	2,503,679	2,503,679	130,138	130,138

Corporate Class	27,110,572	27,110,572	261,029	261,029

CAVU Securities Class	28,156,470	28,156,470	1,880	1,880

Reacquired:
Institutional Class	(267,423,596,438)	(267,423,596,438)	(127,745,395,500)	(127,745,395,500)

Private Investment Class	(1,237,096,047)	(1,237,096,047)	(923,593,550)	(923,593,550)

Personal Investment Class	(2,397,407,852)	(2,397,407,852)	(1,920,776,704)	(1,920,776,704)

Cash Management Class	(1,117,777,283)	(1,117,777,283)	(1,546,770,652)	(1,546,770,652)

Reserve Class	(4,454,713,112)	(4,454,713,112)	(3,440,814,516)	(3,440,814,516)

Resource Class	(278,061,492)	(278,061,492)	(191,904,982)	(191,904,982)

Corporate Class	(12,184,834,817)	(12,184,834,817)	(4,294,751,493)	(4,294,751,493)

CAVU Securities Class	(21,571,844,402)	(21,571,844,402)	(12,877,833,985)	(12,877,833,985)

Net increase in share activity	9,607,286,935	$9,607,286,935	5,028,986,531	$5,028,986,531

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

37	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	676,317,844,983	$676,317,844,983	454,339,645,288	$454,339,645,288

Private Investment Class	2,772,830,810	2,772,830,810	1,778,974,054	1,778,974,054

Personal Investment Class	291,186,446	291,186,446	97,861,174	97,861,174

Cash Management Class	687,171,805	687,171,805	1,341,733,532	1,341,733,532

Reserve Class	1,637,403,110	1,637,403,110	2,373,222,673	2,373,222,673

Resource Class	1,746,682,416	1,746,682,416	1,481,464,937	1,481,464,937

Corporate Class	15,706,196,046	15,706,196,046	10,354,778,887	10,354,778,887

CAVU Securities Class	138,982,525,837	138,982,525,837	77,360,488,467	77,360,488,467

Issued as reinvestment of dividends:
Institutional Class	1,169,954,288	1,169,954,288	49,592,996	49,592,996

Private Investment Class	19,707,465	19,707,465	747,946	747,946

Personal Investment Class	1,370,472	1,370,472	55,691	55,691

Cash Management Class	5,398,766	5,398,766	463,867	463,867

Reserve Class	16,666,940	16,666,940	542,028	542,028

Resource Class	6,163,097	6,163,097	486,110	486,110

Corporate Class	30,430,600	30,430,600	1,161,309	1,161,309

CAVU Securities Class	269,901,724	269,901,724	7,176,754	7,176,754

Reacquired:
Institutional Class	(672,997,251,908)	(672,997,251,908)	(442,662,747,076)	(442,662,747,076)

Private Investment Class	(2,398,205,208)	(2,398,205,208)	(1,707,506,123)	(1,707,506,123)

Personal Investment Class	(245,169,031)	(245,169,031)	(67,927,807)	(67,927,807)

Cash Management Class	(1,199,513,317)	(1,199,513,317)	(947,276,029)	(947,276,029)

Reserve Class	(1,810,691,621)	(1,810,691,621)	(2,183,262,634)	(2,183,262,634)

Resource Class	(1,721,932,142)	(1,721,932,142)	(1,464,792,242)	(1,464,792,242)

Corporate Class	(15,983,851,585)	(15,983,851,585)	(10,895,201,454)	(10,895,201,454)

CAVU Securities Class	(131,342,543,547)	(131,342,543,547)	(73,955,994,664)	(73,955,994,664)

Net increase in share activity	11,962,276,446	$11,962,276,446	15,303,687,684	$15,303,687,684

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

38	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	5,169,670,586	$5,169,670,586	2,034,763,395	$2,034,763,395

Private Investment Class	17,710,953	17,710,953	4,862,034	4,862,034

Personal Investment Class	8,901,266	8,901,266	25,412,787	25,412,787

Cash Management Class	11,800,855	11,800,855	-	-

Reserve Class	203,740,500	203,740,500	237,156,939	237,156,939

Resource Class	87,877,408	87,877,408	891,607	891,607

Corporate Class	20,654,915	20,654,915	-	-

Issued as reinvestment of dividends:

Institutional Class	28,171,168	28,171,168	1,208,158	1,208,158

Private Investment Class	621,107	621,107	25,960	25,960

Personal Investment Class	271,902	271,902	13,163	13,163

Cash Management Class	108,074	108,074	185	185

Reserve Class	1,364,201	1,364,201	26,868	26,868

Resource Class	208,032	208,032	-	-

Corporate Class	184,948	184,948	8,385	8,385

Reacquired:

Institutional Class	(4,816,549,773)	(4,816,549,773)	(1,997,030,151)	(1,997,030,151)

Private Investment Class	(8,834,480)	(8,834,480)	(4,966,484)	(4,966,484)

Personal Investment Class	(21,882,617)	(21,882,617)	(16,518,530)	(16,518,530)

Cash Management Class	(1,623,602)	(1,623,602)	(174,593)	(174,593)

Reserve Class	(173,252,505)	(173,252,505)	(269,524,868)	(269,524,868)

Resource Class	(81,939,636)	(81,939,636)	(891,409)	(891,409)

Corporate Class	(21,403,107)	(21,403,107)	(1,700,000)	(1,700,000)

Net increase in share activity	425,800,195	$425,800,195	13,563,446	$13,563,446

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

 In addition, 38% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

39	Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2023, the related statements of operations for the year ended August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights of the Corporate Class for each of the five years in the period ended August 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2023 and each of the financial highlights of the Corporate Class for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas
October 23, 2023

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

40	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Corporate Class	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(03/01/23)	(08/31/23)[1]	Period[2]	(08/31/23)	Period[2]	Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,025.50	$1.07	$1,024.15	$1.07	0.21%
Invesco STIC Prime Portfolio	1,000.00	1,025.20	1.07	1,024.15	1.07	0.21
Invesco Treasury Portfolio	1,000.00	1,025.00	1.07	1,024.15	1.07	0.21
Invesco Government & Agency Portfolio	1,000.00	1,025.10	0.97	1,024.25	0.97	0.19
Invesco Treasury Obligations Portfolio	1,000.00	1,024.30	1.07	1,024.15	1.07	0.21

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2023 through August 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

41	Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Treasury Portfolio)

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc.

(Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the

42	Short-Term Investments Trust

nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

 The Board reviewed the services that may be provided to each Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which each Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to

43	Short-Term Investments Trust

address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other

44	Short-Term Investments Trust

client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding the Fund’s actual management fees and the levels of the Fund’s breakpoints in light of current asset levels. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s

Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and

45	Short-Term Investments Trust

sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Treasury Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E. Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F. Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The

Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of each Fund.

46	Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

 The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

 The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2023:

Federal and State Income Tax

	Business Interest	Qualified Business	Qualified Dividend	Corporate Dividends Received	U.S Treasury
	Income*	Income*	Income*	Deduction*	Obligations*

Invesco Liquid Assets Portfolio	99.88%	0.00%	0.00%	0.00%	0.00%

Invesco STIC Prime Portfolio	99.67%	0.00%	0.00%	0.00%	0.00%

Invesco Treasury Portfolio	99.85%	0.00%	0.00%	0.00%	29.94%

Invesco Government & Agency Portfolio	99.71%	0.00%	0.00%	0.00%	29.47%

Invesco Treasury Obligations Portfolio	99.99%	0.00%	0.00%	0.00%	100.00%

* The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified Short-Term Gains	Qualified Interest Income**

Invesco Liquid Assets Portfolio	$ -	0.00%

Invesco STIC Prime Portfolio	153	0.00%

Invesco Treasury Portfolio	-	99.85%

Invesco Government & Agency Portfolio	-	99.71%

Invesco Treasury Obligations Portfolio	-	99.99%

** The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

47	Short-Term Investments Trust

Trustees and Officers–(continued)

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007	Chairman Emeritus, Invesco Ltd.; Trustee and Vice Chair, The Invesco Funds; and Member of Executive Board, SMU Cox School of Business	170	None

Formerly: Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Vice Chair, Investment Company Institute; Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee (2019) and Chair (August 2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	170	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	170	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); and Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	170	Insperity, Inc. (formerly known as Administaff) (human resources provider); Board Member of the regional board, First Financial Bank Texas; and Boad Member, First Financial Bankshares, Inc. Texas (FFIN)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			170

Formerly:

Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; and Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee

Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	170	Blue Hills Bank; Member and Chairman, Bentley University, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	1998	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute	170	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			170	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); and Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); and Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury	170	None
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	170	None
Daniel S. Vandivort – 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management.	170	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America

T-3	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust; and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Melanie Ringold – 1975 Senior Vice President, Chief Legal Officer and Secretary	2023

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary, Invesco Investment Advisers LLC, Invesco Capital Markets, Inc.; Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Senior Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI SteelPath, Inc.; Secretary and Senior Vice President, Oppenheimer Acquisition Corp.; Secretary, SteelPath Funds Remediation LLC; and Secretary and Senior Vice President, Trinity Investment Management Corporation

Formerly: Assistant Secretary, Invesco Distributors, Inc.; Invesco Advisers, Inc. Invesco Investment Services, Inc., Invesco Capital Markets, Inc., Invesco Capital Management LLC and Invesco Investment Advisers LLC; and Assistant Secretary and Investment Vice President, Invesco Funds

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Chief Executive Officer, President and Executive Director, Invesco Ltd.; Senior Vice President, Invesco Group Services, Inc.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds and Trustee, Invesco Foundation, Inc.

Formerly: Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; and Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	Short-Term Investments Trust

Trustees and Officers–(continued)

Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; and Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Tony Wong – 1973 Senior Vice President	2023

Senior Managing Director, Invesco Ltd.; Director, Chairman, Chief Executive Officer and President, Invesco Advisers, Inc.; Director and Chairman, Invesco Private Capital, Inc., INVESCO Private Capital Investments, Inc. and INVESCO Realty, Inc.; Director, Invesco Senior Secured Management, Inc.; President, Invesco Managed Accounts, LLC and SNW Asset Management Corporation; and Senior Vice President, The Invesco Funds

Formerly: Assistant Vice President, The Invesco Funds; and Vice President, Invesco Advisers, Inc.

			N/A	N/A
Stephanie C. Butcher – 1971 Senior Vice President	2023	Senior Managing Director, Invesco Ltd.; Senior Vice President, The Invesco Funds; Director and Chief Executive Officer, Invesco Asset Management Limited	N/A	N/A
Adrien Deberghes – 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5	Short-Term Investments Trust

Trustees and Officers–(continued)

Officers–(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

		N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds

Formerly: Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds;

Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; and Associate, Gaston Snow & Ely Bartlett

		N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1331 Spring Street NW, Suite 2500 Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021
Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Sidley Austin LLP 787 Seventh Avenue New York, NY 10019	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-6	Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-2

Annual Report to Shareholders	August 31, 2023

Institutional Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2023, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

2

Fund Data

Institutional Class data as of 8/31/23

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	12 - 48 days	37 days	54 days	$2.2 billion
Invesco STIC Prime[1]	1 - 9 days	6 days	8 days	429.7 million
Invesco Treasury[2]	3 - 34 days	9 days	101 days	28.8 billion
Invesco Government & Agency[2]	5 - 38 days	17 days	83 days	65.7 billion
Invesco Treasury Obligations[2]	29 - 54 days	32 days	73 days	1.5 billion

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

 Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

3	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/23
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
1 - 7	48.0%	80.0%	67.5%	63.6%	14.7%
8 - 30	7.9	9.1	6.9	4.3	36.8
31 - 60	11.1	10.9	2.9	7.1	28.0
61 - 90	9.7	0.0	1.6	1.0	4.3
91 - 180	18.5	0.0	3.4	5.3	6.7
181+	4.8	0.0	17.7	18.7	9.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

4	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-43.21%(a)
Asset Management & Custody Banks-0.45%
BofA Securities, Inc. (SOFR + 0.50%)(b)	5.90%	10/16/2023	$10,000	$10,004,191

Asset-Backed Securities - Consumer Receivables-1.57%
Old Line Funding LLC (SOFR + 0.45%) (CEP - Royal Bank of Canada)(b)(c)	5.94%	09/22/2023	25,000	25,002,830

Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)	5.71%	01/04/2024	10,000	9,802,145

				34,804,975

Asset-Backed Securities - Fully Supported Bank-1.81%
Anglesea Funding LLC (1 mo. OBFR + 0.22%) (Multi - CEP’s)(b)(c)(d)	5.66%	11/14/2023	40,000	40,001,962

Consumer Finance-1.80%
Toyota Finance Australia Ltd. (Australia)(d)	5.59%	10/19/2023	40,000	39,708,559

Diversified Banks-29.68%
Banco Santander S.A. (SOFR + 0.39%) (Spain)(b)(c)(d)	5.66%	09/01/2023	20,000	20,000,240

Banco Santander S.A. (Spain)(c)(d)	5.69%	11/16/2023	10,000	9,882,832

Barclays Bank PLC(c)(d)	5.57%	10/06/2023	40,000	39,784,120

Barclays Bank PLC (SOFR + 0.42%)(b)(c)(d)	5.76%	01/05/2024	10,000	10,004,638

Canadian Imperial Bank of Commerce(c)(d)	5.88%	06/17/2024	25,000	23,843,700

Citigroup Global Markets, Inc.(c)	5.71%	12/18/2023	40,000	39,324,927

DBS Bank Ltd. (Singapore)(c)(d)	5.71%	02/13/2024	50,000	48,715,344

Dexia Credit Local S.A. (France)(c)(d)	5.78%	02/12/2024	50,000	48,728,125

Dexia Credit Local S.A. (France)(c)(d)	5.78%	02/16/2024	10,000	9,739,271

Dexia Credit Local S.A. (France)(c)(d)	5.77%	03/04/2024	10,000	9,712,423

DNB Bank ASA (Norway)(c)(d)	5.15%	02/01/2024	25,000	24,412,768

DZ BANK AG Deutsche Zentral-Genossenschaftsbank (Germany)(c)(d)	5.42%	09/05/2023	30,000	29,977,837

HSBC Bank PLC (SOFR + 0.42%) (United Kingdom)(b)(c)(d)	5.76%	01/26/2024	50,000	50,012,610

ING (US) Funding LLC (SOFR + 0.46%)(b)(c)(d)	5.76%	09/29/2023	25,000	25,006,519

ING (US) Funding LLC(c)(d)	5.50%	11/03/2023	25,000	24,758,756

National Australia Bank Ltd. (Australia)(c)(d)	5.10%	11/02/2023	40,000	39,622,630

Nordea Bank Abp (SOFR + 0.34%) (Finland)(b)(c)(d)	5.64%	10/31/2023	5,000	5,001,369

Nordea Bank Abp (Finland)(c)(d)	5.73%	02/09/2024	25,000	24,381,700

Svenska Handelsbanken AB (Sweden)(c)(d)	5.54%	05/22/2024	50,000	47,917,174

Toronto-Dominion Bank (The) (Canada)(c)(d)	5.25%	01/26/2024	25,000	24,955,230

Toronto-Dominion Bank (The) (SOFR + 0.62%) (Canada)(b)(c)(d)	6.03%	04/26/2024	25,000	25,018,578

United Overseas Bank Ltd. (Singapore)(c)(d)	5.55%	11/03/2023	50,000	49,513,422

Westpac Banking Corp. (SOFR + 0.44%)(b)(c)(d)	5.84%	10/23/2023	25,000	25,010,462

				655,324,675

Diversified Capital Markets-3.83%
Glencove Funding LLC (CEP - Standard Chartered Bank)(c)(d)	5.61%	11/17/2023	40,000	39,527,060

UBS AG (SOFR + 0.35%)(b)(c)(d)	5.83%	11/15/2023	20,000	20,000,083

UBS AG (SOFR + 0.41%)(b)(c)(d)	5.87%	02/16/2024	25,000	24,999,743

				84,526,886

Specialized Finance-4.07%
Caisse des Depots et Consignations (France)(c)(d)	5.37%	10/06/2023	40,000	39,786,120

Great Bear Funding LLC (1 mo. OBFR + 0.40%) (CEP - Bank of Nova Scotia)(b)(d)	5.85%	02/13/2024	30,000	30,010,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Specialized Finance-(continued)
Great Bear Funding LLC (1 mo. OBFR + 0.40%) (CEP - Bank of Nova Scotia)(b)(d)	5.85%	02/13/2024	$20,000	$20,013,410

				89,810,285

Total Commercial Paper (Cost $954,485,987)				954,181,533

Certificates of Deposit-36.32%
BNP Paribas S.A. (France)(d)	5.31%	09/01/2023	21,000	21,000,000

Canadian Imperial Bank of Commerce (SOFR + 0.55%) (Canada)(b)(d)	6.05%	09/28/2023	25,000	25,006,805

Citibank N.A.	5.71%	01/02/2024	10,000	10,000,834

Cooperatieve Rabobank U.A. (Cayman Islands)(d)	5.30%	09/01/2023	51,000	51,000,000

DNB Bank ASA(d)	5.30%	09/01/2023	81,000	81,000,000

DZ BANK AG Deutsche Zentral-Genossenschaftsbank (Germany)(d)	5.30%	09/01/2023	76,000	76,000,000

Mizuho Bank Ltd.(d)	5.32%	09/01/2023	101,000	101,000,000

MUFG Bank Ltd.(d)	5.57%	10/20/2023	10,000	10,002,211

MUFG Bank Ltd.(d)	5.57%	10/27/2023	40,000	40,009,233

Nordea Bank Abp(d)	5.30%	09/01/2023	73,000	73,000,000

Oversea-Chinese Banking Corp. Ltd.(d)	5.57%	11/17/2023	25,000	24,998,518

Oversea-Chinese Banking Corp. Ltd. (SOFR + 0.40%) (Singapore)(b)(d)	5.83%	01/19/2024	32,000	32,006,742

Skandinaviska Enskilda Banken AB(d)	5.31%	09/01/2023	101,000	101,000,000

Svenska Handelsbanken AB(d)	5.30%	09/01/2023	56,000	56,000,000

Swedbank AB (SOFR + 0.42%) (Sweden)(b)(d)	5.91%	09/25/2023	50,000	50,010,614

Woori Bank(d)	5.38%	09/25/2023	50,000	50,000,498

Total Certificates of Deposit (Cost $801,997,476)				802,035,455

Variable Rate Demand Notes-4.09%(e)
Credit Enhanced-4.09%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	5.38%	04/01/2035	11,850	11,850,000

Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	5.30%	08/01/2045	67,040	67,040,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	5.92%	04/01/2047	9,000	8,999,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.40%	05/01/2037	2,300	2,300,000

Total Variable Rate Demand Notes (Cost $90,189,999)				90,189,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-83.62% (Cost $1,846,673,462)				1,846,406,987

			Repurchase Amount
Repurchase Agreements-16.68%(g)

BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $132,354,947; 0.00% - 12.07%; 06/01/2025 - 05/20/2072)(h)	5.45%	09/06/2023	20,021,194	20,000,000

BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $425,447,903 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $442,140,684; 0.00% - 11.94%; 02/15/2024 - 12/15/2072)(h)	5.42%	09/06/2023	50,052,694	50,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/31/2023, aggregate maturing value of $115,122,092 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $126,435,162; 0.00% -12.26%; 09/15/2024 - 10/16/2056)(h)	5.46%	09/07/2023	45,047,775	45,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BNP Paribas Securities Corp., joint term agreement dated 08/31/2023, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $199,521,030; 1.25% -9.56%; 06/20/2024 - 04/15/2081)(h)	5.40%	09/07/2023	$38,039,900	$38,000,000

BofA Securities, Inc., joint term agreement dated 08/31/2023, aggregate maturing value of $250,037,500 (collateralized by corporate obligations valued at $275,001,854; 2.25% - 10.38%; 03/01/2025 - 12/15/2036)(h)	5.40%	09/01/2023	20,003,000	20,000,000

Credit Agricole Corporate & Investment Bank, joint open agreement dated 02/17/2023 (collateralized by agency and non-agency asset-backed securities, corporate obligations, and non-agency mortgage-backed securities valued at $212,935,617; 1.13% - 9.38%; 09/27/2023 - 04/20/2062)(i)	5.40%	09/01/2023	15,069,758	15,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $420,000,102; 0.00%)	5.39%	09/01/2023	35,005,240	35,000,000

J.P. Morgan Securities LLC, joint open agreement dated 07/11/2023 (collateralized by corporate obligations and a non-agency asset-backed security valued at $192,499,943; 0.00% - 15.00%; 01/02/2024 - 06/30/2062)(i)	5.61%	09/01/2023	65,314,383	65,000,000

RBC Capital Markets LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $150,160,417 (collateralized by commercial paper, corporate obligations and non-agency asset-backed securities valued at $162,126,258; 0.00% - 13.25%; 09/15/2023 - 03/07/2082)(h)	5.50%	09/06/2023	15,016,042	15,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $62,597,474; 0.00% - 10.50%; 10/12/2023 - 03/25/2065)(i)	5.49%	09/01/2023	25,003,813	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,500 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,054; 0.63% - 6.00%; 05/15/2030 -06/20/2053)	5.31%	09/01/2023	40,206,602	40,200,672

Total Repurchase Agreements (Cost $368,200,672)				368,200,672

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.30% (Cost $2,214,874,134)				2,214,607,659

OTHER ASSETS LESS LIABILITIES-(0.30)%				(6,600,159)

NET ASSETS-100.00%				$2,208,007,500

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Liquid Assets Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $875,294,617, which represented 39.64% of the Fund’s Net Assets.

(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 13.3%; Japan: 8.6%; Singapore: 7.0%; Cananda: 6.7%; Netherland: 6.4%; other countries less than 5% each: 33.2%.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-37.62%
BNP Paribas S.A. (France)(a)	5.31%	09/01/2023	$4,000	$4,000,000

Cooperatieve Rabobank U.A. (Cayman Islands)(a)	5.30%	09/01/2023	19,000	19,000,000

Credit Industriel et Commercial (SOFR + 0.13%)(a)(b)	5.65%	09/08/2023	15,000	15,000,113

DNB Bank ASA(a)	5.30%	09/01/2023	19,000	19,000,000

DZ BANK AG Deutsche Zentral-Genossenschaftsbank (Germany)(a)	5.30%	09/01/2023	19,000	19,000,000

Mizuho Bank Ltd.(a)	5.32%	09/01/2023	19,000	19,000,000

Natixis S.A.(a)	5.50%	10/05/2023	8,000	7,998,816

Nordea Bank Abp(a)	5.30%	09/01/2023	12,000	12,000,000

Nordea Bank Abp (SOFR + 0.42%) (Finland)(a)(b)	5.64%	09/20/2023	2,300	2,300,408

Skandinaviska Enskilda Banken AB(a)	5.31%	09/01/2023	19,000	19,000,000

Svenska Handelsbanken AB(a)	5.30%	09/01/2023	19,000	19,000,000

Swedbank AB (SOFR + 0.41%) (Sweden)(a)(b)	5.57%	10/19/2023	8,000	8,002,978

Total Certificates of Deposit (Cost $163,300,407)				163,302,315

Commercial Paper-15.61%(c)
Asset-Backed Securities - Fully Supported-1.61%
Atlantic Asset Securitization LLC (SOFR + 0.15%) (CEP - Credit Agricole Corporate & Investment Bank S.A.)(a)(b)(d)	5.68%	09/11/2023	7,000	7,000,104

Asset-Backed Securities - Fully Supported Bank-4.12%
Anglesea Funding LLC (Multi - CEP’s)(a)(d)	5.50%	10/17/2023	5,000	4,964,796

Halkin Finance LLC (Multi - CEP’s)(a)(d)	5.40%	09/05/2023	5,000	4,996,303

Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(a)(d)	5.48%	10/16/2023	8,000	7,944,851

				17,905,950

Asset-Backed Securities - Multi-Purpose-1.83%
CAFCO LLC (CEP - Citibank, N.A.)(d)	5.44%	10/23/2023	8,000	7,936,423

Diversified Banks-3.96%
Lloyds Bank PLC (SOFR + 0.30%) (United Kingdom)(a)(b)	5.34%	09/05/2023	7,000	7,000,161

National Bank of Canada (Canada)(a)(d)	5.43%	10/11/2023	2,400	2,385,330

Nordea Bank Abp (SOFR + 0.34%) (Finland)(a)(b)(d)	5.51%	10/25/2023	5,000	5,001,478

Sumitomo Mitsui Trust Bank Ltd. (Singapore)(a)(d)	5.40%	09/05/2023	2,810	2,807,927

				17,194,896

Diversified Capital Markets-2.48%
Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(a)(d)	5.46%	09/14/2023	8,000	7,983,362

Pacific Life Short Term Funding LLC(d)	5.47%	10/20/2023	2,800	2,779,085

				10,762,447

Regional Banks-1.61%
Mitsubishi UFJ Trust & Banking Corp.(a)(d)	5.43%	09/15/2023	7,000	6,984,483

Total Commercial Paper (Cost $67,789,907)				67,784,303

Variable Rate Demand Notes-2.30%(e)
Credit Enhanced-2.30%
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(d)(f)	5.92%	04/01/2047	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.40%	05/01/2037	$5,000	$5,000,000

Total Variable Rate Demand Notes (Cost $10,000,000)				10,000,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-55.53% (Cost $241,090,314)				241,086,618

			Repurchase Amount
Repurchase Agreements-44.93%(g)

Bank of Nova Scotia, joint agreement dated 08/31/2023, aggregate maturing value of $2,350,345,972 (collateralized by agency mortgage-backed securities valued at $2,397,000,469; 2.00% - 6.50%; 09/01/2027 - 08/20/2053)	5.30%	09/01/2023	20,002,944	20,000,000

BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $132,354,947; 0.00% - 12.07%; 06/01/2025 - 05/20/2072)(h)	5.45%	09/06/2023	8,008,478	8,000,000

BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $425,447,903 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $442,140,684; 0.00% - 11.94%; 02/15/2024 - 12/15/2072)(h)	5.42%	09/06/2023	5,005,269	5,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/31/2023, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $199,521,030; 1.25% -9.56%; 06/20/2024 - 04/15/2081)(h)	5.40%	09/07/2023	15,015,750	15,000,000

BofA Securities, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $1,750,257,639 (collateralized by agency mortgage-backed securities valued at $1,785,000,000; 1.50% - 9.00%; 09/01/2023 - 02/01/2057)	5.30%	09/01/2023	20,002,944	20,000,000

BofA Securities, Inc., joint term agreement dated 08/31/2023, aggregate maturing value of $250,037,500 (collateralized by corporate obligations valued at $275,001,854; 2.25% -10.38%; 03/01/2025 - 12/15/2036)(h)	5.40%	09/01/2023	5,000,750	5,000,000

Citigroup Global Markets, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $400,059,000 (collateralized by U.S. Treasury obligations valued at $408,000,092; 0.00% - 0.88%; 01/31/2024 - 08/15/2052)	5.31%	09/01/2023	20,002,950	20,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $420,000,102; 0.00%)	5.39%	09/01/2023	15,002,246	15,000,000

J.P. Morgan Securities LLC, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,001; 0.75% - 7.50%; 09/15/2025 - 08/01/2053)	5.30%	09/01/2023	20,002,944	20,000,000

RBC Capital Markets LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $150,160,417 (collateralized by commercial paper, corporate obligations and non-agency asset-backed securities valued at $162,126,258; 0.00% - 13.25%; 09/15/2023 -03/07/2082)(h)	5.50%	09/06/2023	10,010,694	10,000,000

Societe Generale, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,222 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 2.50% - 5.00%; 03/01/2042 - 11/01/2052)	5.30%	09/01/2023	20,002,944	20,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $62,597,474; 0.00% - 10.50%; 10/12/2023 - 03/25/2065)(i)	5.49%	09/01/2023	5,000,763	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,500 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,054; 0.63% - 6.00%; 05/15/2030 - 06/20/2053)	5.31%	09/01/2023	$32,034,431	$32,029,707

Total Repurchase Agreements (Cost $195,029,707)				195,029,707

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.46% (Cost $436,120,021)				436,116,325

OTHER ASSETS LESS LIABILITIES-(0.46)%				(1,988,697)

NET ASSETS-100.00%				$434,127,628

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden 10.6%; France 9.0%; Japan 6.6%; Netherlands 5.5%; other countries less than 5% each: 19.0%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $65,784,142, which represented 15.15% of the Fund’s Net Assets.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-31.57%
U.S. Treasury Bills-13.95%(a)
U.S. Treasury Bills	5.24%	09/05/2023	$1,000,000	$999,422,222

U.S. Treasury Bills	5.22%-5.23%	09/21/2023	1,100,000	1,096,842,042

U.S. Treasury Bills	5.24%	10/17/2023	1,000,000	993,419,445

U.S. Treasury Bills	5.37%	11/24/2023	545,000	538,260,169

U.S. Treasury Bills	5.41%	12/12/2023	450,000	443,236,125

U.S. Treasury Bills	5.41%	12/26/2023	750,000	737,155,416

				4,808,335,419

U.S. Treasury Floating Rate Notes-17.62%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.55%	10/31/2024	1,839,000	1,837,123,880

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.61%	01/31/2025	2,063,000	2,064,038,880

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.58%	04/30/2025	1,675,000	1,675,717,313

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.54%	07/31/2025	500,000	499,614,911

				6,076,494,984

Total U.S. Treasury Securities (Cost $10,884,830,403)				10,884,830,403

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-31.57% (Cost $10,884,830,403)				10,884,830,403

			Repurchase Amount
Repurchase Agreements-67.62%(c)
ABN AMRO Bank N.V., joint agreement dated 08/31/2023, aggregate maturing value of $450,066,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.50% - 4.13%; 08/15/2025 - 05/15/2042)	5.30%	09/01/2023	250,036,806	250,000,000

Citigroup Global Markets, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,090; 3.75% - 4.38%; 08/31/2028 -08/31/2030)	5.31%	09/01/2023	500,073,750	500,000,000

Citigroup Global Markets, Inc., joint term agreement dated 08/29/2023, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,048; 0.00% - 7.50%; 09/05/2023 -08/15/2053)(d)	5.32%	09/05/2023	3,003,103,333	3,000,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2023, aggregate maturing value of $100,014,444 (collateralized by U.S. Treasury obligations valued at $102,000,080; 4.00%; 06/30/2028)	5.20%	09/01/2023	25,003,611	25,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2023, aggregate maturing value of $36,505,373,611 (collateralized by U.S. Treasury obligations valued at $36,505,373,762; 0.25% - 4.00%; 03/31/2024 - 02/15/2030)	5.30%	09/01/2023	8,501,251,389	8,500,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2023, aggregate maturing value of $8,001,177,778 (collateralized by U.S. Treasury obligations valued at $8,160,000,163; 0.00% - 4.00%; 09/14/2023 - 07/15/2032)	5.30%	09/01/2023	3,359,494,519	3,359,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/31/2023, maturing value of $750,110,417 (collateralized by U.S. Treasury obligations valued at $765,000,039; 2.00% - 3.00%; 02/15/2049 - 02/15/2050)	5.30%	09/01/2023	750,110,417	750,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Goldman Sachs & Co., agreement dated 08/31/2023, maturing value of $250,036,806 (collateralized by a U.S. Treasury obligation valued at $255,000,037; 2.38%; 02/29/2024)	5.30%	09/01/2023	$250,036,806	$250,000,000

ING Financial Markets, LLC, agreement dated 08/31/2023, maturing value of $200,029,444 (collateralized by U.S. Treasury obligations valued at $204,000,052; 0.00% - 4.75%; 12/15/2023 - 02/15/2053)	5.30%	09/01/2023	200,029,444	200,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,153,727 (collateralized by U.S. Treasury obligations valued at $1,020,690,818; 0.63% - 4.13%; 10/15/2024 -11/15/2052)	5.30%	09/01/2023	500,076,472	500,002,860

ING Financial Markets, LLC, joint term agreement dated 07/26/2023, aggregate maturing value of $1,008,423,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,043; 0.00% - 7.63%; 10/03/2023 -08/15/2052)	5.32%	09/21/2023	267,232,183	265,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $504,211,667 (collateralized by U.S. Treasury obligations valued at $510,000,121; 0.00% - 4.25%; 09/14/2023 - 08/15/2053)	5.32%	09/22/2023	252,105,833	250,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $806,620,444 (collateralized by U.S. Treasury obligations valued at $816,000,018; 0.00% - 7.63%; 09/26/2023 - 02/15/2053)	5.32%	09/21/2023	771,330,800	765,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/30/2023, aggregate maturing value of $350,368,087 (collateralized by U.S. Treasury obligations valued at $358,836,327; 0.00%; 05/15/2040 - 08/15/2046)(d)	5.32%	09/06/2023	100,105,134	100,001,688

Mitsubishi UFJ Trust & Banking Corp., agreement dated 08/31/2023, maturing value of $250,036,806 (collateralized by U.S. Treasury obligations valued at $255,000,015; 1.88% - 5.00%; 05/15/2037 - 08/15/2051)	5.30%	09/01/2023	250,036,806	250,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 07/26/2023, aggregate maturing value of $252,068,889 (collateralized by U.S. Treasury obligations valued at $255,000,056; 0.13% - 4.00%; 05/15/2024 -08/15/2032)(d)	5.32%	09/21/2023	126,034,444	125,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $1,943,488,353 (collateralized by U.S. Treasury obligations valued at $1,985,832,101; 0.50% - 3.88%; 03/31/2025 -11/15/2040)(d)	5.32%	09/06/2023	500,604,813	500,087,500

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 08/30/2023, maturing value of $100,103,250 (collateralized by a U.S. Treasury obligation valued at $102,030,179; 0.75%; 08/31/2026)(d)	5.31%	09/06/2023	100,103,250	100,000,000

Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2023, maturing value of $758,343,714 (collateralized by U.S. Treasury obligations valued at $776,136,774; 0.00% - 1.75%; 05/15/2037 - 11/15/2046)	5.31%	09/01/2023	758,343,714	758,231,875

Societe Generale, joint term agreement dated 08/30/2023, aggregate maturing value of $1,501,548,750 (collateralized by U.S. Treasury obligations valued at $1,530,000,031; 0.25% - 4.50%; 08/15/2024 - 05/15/2032)(d)	5.31%	09/06/2023	740,764,050	740,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $2,900,426,944 (collateralized by U.S. Treasury obligations valued at $2,958,000,059; 0.63% - 6.13%; 10/31/2024 -05/15/2049)	5.30%	09/01/2023	1,112,285,214	1,112,121,485

Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,012,602,253 (collateralized by U.S. Treasury obligations valued at $1,068,100,137; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/01/2023	507,213,644	507,137,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,027,540,443 (collateralized by U.S. Treasury obligations valued at $1,078,271,700; 1.25% - 2.50%; 05/15/2041 -05/15/2050)	5.39%	09/05/2023	$512,571,266	$512,264,476

Total Repurchase Agreements (Cost $23,318,847,598)				23,318,847,598

TOTAL INVESTMENTS IN SECURITIES-99.19% (Cost $34,203,678,001)				34,203,678,001

OTHER ASSETS LESS LIABILITIES-0.81%				280,871,486

NET ASSETS-100.00%				$34,484,549,487

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-27.58%
U.S. Treasury Bills-12.45%(a)
U.S. Treasury Bills	5.42%	10/03/2023	$2,330,000	$2,318,971,335

U.S. Treasury Bills	4.12%	10/05/2023	50,000	49,813,236

U.S. Treasury Bills	5.29%	10/10/2023	525,000	522,042,500

U.S. Treasury Bills	5.32%	10/12/2023	970,000	964,200,208

U.S. Treasury Bills	5.24%	10/17/2023	100,000	99,341,945

U.S. Treasury Bills	5.31%	10/24/2023	1,825,000	1,810,974,875

U.S. Treasury Bills	5.34%	11/07/2023	700,000	693,160,415

U.S. Treasury Bills	5.14%	11/16/2023	105,000	103,890,500

U.S. Treasury Bills	5.39%	12/07/2023	485,000	478,139,270

U.S. Treasury Bills	5.29%	12/14/2023	50,000	49,255,389

U.S. Treasury Bills	5.43%	12/26/2023	1,970,000	1,936,152,457

U.S. Treasury Bills	5.19%	06/13/2024	1,105,000	1,061,721,447

				10,087,663,577

U.S. Treasury Floating Rate Notes-14.38%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	10/31/2023	679	679,406

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	5.34%	04/30/2024	1,648,000	1,647,205,837

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	07/31/2024	2,568,400	2,567,472,985

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.55%	10/31/2024	3,834,800	3,831,632,970

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.61%	01/31/2025	1,847,000	1,847,583,378

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.58%	04/30/2025	1,750,000	1,749,985,311

				11,644,559,887

U.S. Treasury Notes-0.75%
U.S. Treasury Notes	2.00%	04/30/2024	370,000	363,374,265

U.S. Treasury Notes	2.50%	04/30/2024	250,000	246,330,000

				609,704,265

Total U.S. Treasury Securities (Cost $22,341,927,729)				22,341,927,729

U.S. Government Sponsored Agency Securities-4.59%
Federal Farm Credit Bank (FFCB)-3.02%
Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	09/20/2023	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	12/15/2023	24,500	24,499,644

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	01/04/2024	229,000	229,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	5.36%	01/10/2024	75,500	75,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	01/25/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	02/05/2024	100,000	100,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	02/20/2024	80,000	80,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	02/23/2024	162,000	162,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	03/08/2024	95,000	95,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	03/15/2024	431,000	431,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	03/18/2024	$445,000	$445,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	04/04/2024	195,000	195,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	04/25/2024	345,000	345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	05/09/2024	160,000	160,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	05/24/2024	62,000	62,000,000

				2,443,999,644

Federal Home Loan Bank (FHLB)-1.38%(a)
Federal Home Loan Bank	5.01%	01/12/2024	213,000	209,230,669

Federal Home Loan Bank	5.02%	02/09/2024	926,000	906,204,692

				1,115,435,361

U.S. International Development Finance Corp. (DFC)-0.19%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/11/2023	9,273	9,272,728

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.50%	09/13/2023	6,357	6,357,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.54%	09/13/2023	15,300	15,300,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/13/2023	10,444	10,444,447

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/13/2023	47,727	47,727,274

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	06/15/2025	9,600	9,600,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/15/2025	2,368	2,368,421

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.48%	09/15/2026	5,417	5,416,667

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/15/2026	3,250	3,250,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	02/15/2028	10,000	10,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	10/15/2030	6,444	6,444,444

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/13/2023	30,375	30,375,000

				156,555,981

Total U.S. Government Sponsored Agency Securities (Cost $3,715,990,986)				3,715,990,986

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-32.17% (Cost $26,057,918,715)				26,057,918,715

			Repurchase Amount
Repurchase Agreements-65.67%(c)
ABN AMRO Bank N.V., joint agreement dated 08/31/2023, aggregate maturing value of $450,066,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.50% - 4.13%; 08/15/2025 - 05/15/2042)	5.30%	09/01/2023	200,029,444	200,000,000

Bank of Nova Scotia, joint agreement dated 08/31/2023, aggregate maturing value of $2,350,345,972 (collateralized by agency mortgage-backed securities valued at $2,397,000,469; 2.00% - 6.50%; 09/01/2027 - 08/20/2053)	5.30%	09/01/2023	1,225,180,347	1,225,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BofA Securities, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $1,750,257,639 (collateralized by agency mortgage-backed securities valued at $1,785,000,000; 1.50% - 9.00%; 09/01/2023 - 02/01/2057)	5.30%	09/01/2023	$904,808,814	$904,675,626

CIBC World Markets Corp., joint term agreement dated 07/27/2023, aggregate maturing value of $1,714,068,444 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $1,734,000,020; 0.00% - 7.00%; 03/01/2027 - 08/20/2069)(d)	5.32%	09/21/2023	1,507,371,956	1,495,000,000

Citigroup Global Markets, Inc., agreement dated 08/31/2023, maturing value of $300,044,250 (collateralized by U.S. Treasury obligations valued at $306,000,082; 0.50% - 3.88%; 03/31/2025 - 06/30/2028)	5.31%	09/01/2023	300,044,250	300,000,000

Citigroup Global Markets, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,090; 3.75% - 4.38%; 08/31/2028 - 08/31/2030)	5.31%	09/01/2023	1,500,221,250	1,500,000,000

Citigroup Global Markets, Inc., joint term agreement dated 08/29/2023, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,048; 0.00% - 7.50%; 09/05/2023 - 08/15/2053)(d)	5.32%	09/05/2023	4,504,655,000	4,500,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2023, aggregate maturing value of $100,014,444 (collateralized by U.S. Treasury obligations valued at $102,000,080; 4.00%; 06/30/2028)	5.20%	09/01/2023	75,010,833	75,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2023, aggregate maturing value of $36,505,373,611 (collateralized by U.S. Treasury obligations valued at $36,505,373,762; 0.25% - 4.00%; 03/31/2024 - 02/15/2030)	5.30%	09/01/2023	21,003,091,667	21,000,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2023, maturing value of $745,109,888 (collateralized by U.S. government sponsored agency obligations a U.S. Treasury obligation valued at $759,900,049; 1.04% - 5.65%; 12/15/2023 - 06/26/2028)	5.31%	09/01/2023	745,109,888	745,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2023, aggregate maturing value of $8,001,177,778 (collateralized by U.S. Treasury obligations valued at $8,160,000,163; 0.00% - 4.00%; 09/14/2023 - 07/15/2032)	5.30%	09/01/2023	3,900,574,167	3,900,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/31/2023, maturing value of $750,110,417 (collateralized by U.S. Treasury obligations valued at $765,000,064; 1.38% - 3.00%; 02/15/2049 - 08/15/2052)	5.30%	09/01/2023	750,110,417	750,000,000

Goldman Sachs & Co., agreement dated 08/31/2023, maturing value of $250,036,806 (collateralized by U.S. Treasury obligations valued at $255,000,001; 0.00% - 6.25%; 02/29/2024 - 02/15/2043)	5.30%	09/01/2023	250,036,806	250,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,153,727 (collateralized by U.S. Treasury obligations valued at $1,020,690,818; 0.63% - 4.13%; 10/15/2024 - 11/15/2052)	5.30%	09/01/2023	500,077,256	500,003,644

ING Financial Markets, LLC, joint term agreement dated 07/26/2023, aggregate maturing value of $1,008,423,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,043; 0.00% - 7.63%; 10/03/2023 - 08/15/2052)	5.32%	09/21/2023	504,211,667	500,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $1,008,275,556 (collateralized by agency mortgage-backed securities valued at $1,020,000,001; 1.50% - 7.50%; 03/01/2028 -09/01/2057)	5.32%	09/21/2023	932,654,889	925,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $504,211,667 (collateralized by U.S. Treasury obligations valued at $510,000,121; 0.00% - 4.25%; 09/14/2023 - 08/15/2053)	5.32%	09/22/2023	252,105,833	250,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $705,792,889 (collateralized by U.S. Treasury obligations valued at $714,000,031; 0.00% - 4.63%; 09/07/2023 - 08/15/2052)	5.32%	09/21/2023	640,254,978	635,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $806,620,444 (collateralized by agency mortgage-backed securities valued at $816,000,001; 1.50% - 8.00%; 09/01/2029 - 05/01/2058)	5.32%	09/21/2023	236,944,756	235,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

ING Financial Markets, LLC, term agreement dated 07/27/2023, maturing value of $201,655,111 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 8.00%; 03/17/2031 - 08/01/2053)	5.32%	09/21/2023	$201,655,111	$200,000,000

ING Financial Markets, LLC, term agreement dated 07/27/2023, maturing value of $504,211,667 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 8.00%; 09/01/2029 - 02/01/2057)	5.32%	09/22/2023	504,211,667	500,000,000

ING Financial Markets, LLC, term agreement dated 07/28/2023, maturing value of $201,628,611 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.50%; 07/01/2033 - 05/01/2058)	5.33%	09/21/2023	201,628,611	200,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/02/2023 (collateralized by agency mortgage-backed securities valued at $918,000,005; 1.25% - 6.39%; 03/25/2025 - 09/16/2063)(e)	5.31%	09/01/2023	788,593,992	785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/30/2023, aggregate maturing value of $350,368,087 (collateralized by U.S. Treasury obligations valued at $358,836,327; 0.00%; 05/15/2040 - 08/15/2046)(d)	5.32%	09/06/2023	170,176,456	170,000,600

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 07/26/2023, aggregate maturing value of $252,068,889 (collateralized by U.S. Treasury obligations valued at $255,000,056; 0.13% - 4.00%; 05/15/2024 -08/15/2032)(d)	5.32%	09/21/2023	126,034,444	125,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $1,943,488,353 (collateralized by U.S. Treasury obligations valued at $1,985,832,101; 0.50% - 3.88%; 03/31/2025 -11/15/2040)(d)	5.32%	09/06/2023	1,333,357,859	1,331,980,000

Prudential Insurance Co. of America, agreement dated 08/31/2023, maturing value of $140,319,444 (collateralized by U.S. Treasury obligations valued at $143,901,190; 0.00%; 05/15/2037 - 08/15/2042)	5.31%	09/01/2023	140,319,444	140,298,750

RBC Dominion Securities Inc., joint agreement dated 08/31/2023, aggregate maturing value of $3,250,478,472 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $3,315,000,043; 0.00% - 6.24%; 09/19/2023 - 08/15/2053)	5.30%	09/01/2023	2,015,296,653	2,015,000,000

RBC Dominion Securities Inc., joint term agreement dated 07/27/2023, aggregate maturing value of $2,016,551,111 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,001; 0.00% -6.50%; 09/30/2024 - 09/01/2053)(d)	5.32%	09/21/2023	352,896,444	350,000,000

Royal Bank of Canada, term agreement dated 07/27/2023, maturing value of $1,008,275,556 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,063; 0.00% - 6.50%; 03/31/2025 - 09/01/2053)(d)	5.32%	09/21/2023	1,008,275,556	1,000,000,000

Societe Generale, joint term agreement dated 08/30/2023, aggregate maturing value of $1,501,548,750 (collateralized by U.S. Treasury obligations valued at $1,530,000,031; 0.25% - 4.50%; 08/15/2024 - 05/15/2032)(d)	5.31%	09/06/2023	475,490,438	475,000,000

Standard Chartered Bank, agreement dated 08/31/2023, maturing value of $2,750,404,861 (collateralized by U.S. Treasury obligations valued at $2,805,413,051; 0.00% - 5.50%; 09/12/2023 - 05/15/2053)	5.30%	09/01/2023	2,750,404,861	2,750,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $2,900,426,944 (collateralized by U.S. Treasury obligations valued at $2,958,000,059; 0.63% - 6.13%; 10/31/2024 - 05/15/2049)	5.30%	09/01/2023	765,451,880	765,339,205

TD Securities (USA) LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $500,516,250 (collateralized by agency mortgage-backed securities valued at $510,000,000; 2.00% - 6.00%; 06/01/2048 - 09/01/2053)(d)	5.31%	09/06/2023	275,283,938	275,000,000

Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,012,602,253 (collateralized by U.S. Treasury obligations valued at $1,068,100,137; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/01/2023	505,388,609	505,312,952

Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,027,540,443 (collateralized by U.S. Treasury obligations valued at $1,078,271,700; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/05/2023	514,969,177	514,660,953

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Wells Fargo Securities, LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $1,801,862,000 (collateralized by agency mortgage-backed securities valued at $1,836,000,000; 1.50% - 7.00%; 03/01/2025 -09/01/2053)(d)	5.32%	09/06/2023	$1,216,256,850	$1,215,000,000

Total Repurchase Agreements (Cost $53,207,271,730)				53,207,271,730

TOTAL INVESTMENTS IN SECURITIES(f)-97.84% (Cost $79,265,190,445)				79,265,190,445

OTHER ASSETS LESS LIABILITIES-2.16%				1,751,915,792

NET ASSETS-100.00%				$81,017,106,237

Investment Abbreviations:

SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-110.50%
U.S. Treasury Bills-98.18%(a)
U.S. Treasury Bills	5.24%-5.28%	09/05/2023	$167,000	$166,903,191

U.S. Treasury Bills	5.25%-5.29%	09/07/2023	94,550	94,467,205

U.S. Treasury Bills	5.27%-5.30%	09/12/2023	169,600	169,328,080

U.S. Treasury Bills	5.22%	09/14/2023	50,100	50,006,810

U.S. Treasury Bills	5.30%-5.31%	09/19/2023	170,000	169,551,605

U.S. Treasury Bills	5.20%-5.29%	09/21/2023	59,000	58,829,410

U.S. Treasury Bills	5.31%-5.33%	09/26/2023	160,000	159,412,777

U.S. Treasury Bills	5.32%	09/28/2023	45,000	44,821,631

U.S. Treasury Bills	5.31%-5.32%	10/03/2023	196,000	195,163,248

U.S. Treasury Bills	5.31%	10/05/2023	65,000	64,675,919

U.S. Treasury Bills	5.29%-5.32%	10/10/2023	79,000	78,550,460

U.S. Treasury Bills	5.32%	10/12/2023	25,000	24,849,445

U.S. Treasury Bills	5.24%-5.32%	10/17/2023	60,000	59,596,861

U.S. Treasury Bills	5.31%-5.33%	10/24/2023	72,000	71,440,497

U.S. Treasury Bills	5.29%	10/31/2023	21,000	20,827,193

U.S. Treasury Bills	5.12%-5.34%	11/09/2023	18,100	17,918,799

U.S. Treasury Bills	5.36%	11/21/2023	8,000	7,905,140

U.S. Treasury Bills	5.29%	12/14/2023	5,000	4,925,539

U.S. Treasury Bills	5.40%	12/19/2023	46,000	45,261,131

U.S. Treasury Bills	5.43%	12/26/2023	9,000	8,845,357

U.S. Treasury Bills	5.37%	01/04/2024	20,000	19,636,201

U.S. Treasury Bills	5.39%	01/18/2024	4,200	4,114,862

U.S. Treasury Bills	5.39%	02/01/2024	10,500	10,265,674

U.S. Treasury Bills	4.61%-4.72%	03/21/2024	6,300	6,139,876

U.S. Treasury Bills	4.71%-4.79%	04/18/2024	14,500	14,078,914

U.S. Treasury Bills	5.19%	06/13/2024	1,000	960,834

U.S. Treasury Bills	5.38%	07/11/2024	3,000	2,866,177

				1,571,342,836

U.S. Treasury Floating Rate Notes-11.52%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	10/31/2023	30,000	30,000,085

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.02%)(b)	5.40%	01/31/2024	11,000	10,999,159

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.08%)(b)	5.34%	04/30/2024	13,000	12,989,073

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	07/31/2024	11,000	10,994,635

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.55%	10/31/2024	49,000	48,970,420

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.61%	01/31/2025	30,500	30,506,906

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.58%	04/30/2025	16,000	15,998,640

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.54%	07/31/2025	24,000	23,991,575

				184,450,493

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Notes-0.80%
U.S. Treasury Notes	0.88%	01/31/2024	$13,000	$12,795,676

TOTAL INVESTMENTS IN SECURITIES-110.50% (Cost $1,768,589,005)				1,768,589,005

OTHER ASSETS LESS LIABILITIES-(10.50)%				(168,022,473)

NET ASSETS-100.00%				$1,600,566,532

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2023

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,846,406,987	$241,086,618	$10,884,830,403	$26,057,918,715	$1,768,589,005

Repurchase agreements, at value and cost	368,200,672	195,029,707	23,318,847,598	53,207,271,730	-

Cash	10,091	1,576	911,226,033	2,507,869,327	74,363

Receivable for:
Fund shares sold	-	145,000	6,859,898	6,841,344	-

Interest	3,565,839	518,558	41,759,002	128,097,082	906,979

Fund expenses absorbed	47,605	16,290	-	-	59,847

Investment for trustee deferred compensation and retirement plans	2,774,946	744,586	1,669,454	760,411	81,685

Other assets	-	125,057	290,729	4,475,843	59,547

Total assets	2,221,006,140	437,667,392	35,165,483,117	81,913,234,452	1,769,771,426

Liabilities:
Payable for:
Investments purchased	-	-	512,264,476	514,660,953	162,243,540

Fund shares reacquired	-	736,198	7,001,043	4,919,167	-

Due to broker	-	-	1,940,625	2,446,875	-

Dividends	9,681,128	1,932,762	153,028,620	360,002,422	6,531,629

Accrued fees to affiliates	360,875	74,570	4,636,011	13,063,153	284,069

Accrued trustees’ and officers’ fees and benefits	4,162	2,709	38,862	82,609	3,790

Accrued operating expenses	11,448	9,066	164,154	34,560	50,213

Trustee deferred compensation and retirement plans	2,941,027	784,459	1,859,839	918,476	91,653

Total liabilities	12,998,640	3,539,764	680,933,630	896,128,215	169,204,894

Net assets applicable to shares outstanding	$2,208,007,500	$434,127,628	$34,484,549,487	$81,017,106,237	$1,600,566,532

Net assets consist of:
Shares of beneficial interest	$2,210,287,396	$434,669,510	$34,486,312,364	$81,043,246,411	$1,601,060,268

Distributable earnings (loss)	(2,279,896)	(541,882)	(1,762,877)	(26,140,174)	(493,736)

	$2,208,007,500	$434,127,628	$34,484,549,487	$81,017,106,237	$1,600,566,532

Net Assets:
Institutional Class	$2,186,548,484	$429,676,422	$28,835,239,242	$65,659,515,148	$1,483,131,716

Private Investment Class	$1,059,282	$665,717	$1,087,038,300	$972,195,095	$24,057,273

Personal Investment Class	$10,257	$94,652	$847,631,486	$86,709,117	$10,641

Cash Management Class	$1,709,324	$437,676	$178,755,972	$635,720,144	$10,362,415

Reserve Class	$135,650	$241,036	$616,192,376	$442,229,121	$73,984,387

Resource Class	$254,730	$401	$91,129,787	$165,917,647	$6,242,401

Corporate Class	$4,297,720	$3,011,724	$1,562,965,512	$295,514,451	$2,777,699

CAVU Securities Class	$13,992,053	$-	$1,265,596,812	$12,759,305,514	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Statement of Assets and Liabilities–(continued)

August 31, 2023

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,186,236,160	429,646,592	28,834,347,613	65,680,608,634	1,483,537,715

Private Investment Class	1,059,136	665,670	1,087,059,359	972,507,398	24,063,859

Personal Investment Class	10,256	94,645	847,649,009	86,736,971	10,644

Cash Management Class	1,709,089	437,645	178,753,912	635,924,359	10,363,915

Reserve Class	135,631	241,015	616,185,732	442,371,181	74,004,640

Resource Class	254,695	402	91,131,826	165,970,946	6,244,109

Corporate Class	4,297,128	3,011,512	1,562,964,412	295,609,381	2,778,459

CAVU Securities Class	13,990,223	-	1,265,610,253	12,763,404,252	-

Net asset value, offering and redemption price per share for each class	$1.0001	$1.0001	$1.00	$1.00	$1.00

Cost of Investments	$2,214,874,134	$436,120,021	$34,203,678,001	$79,265,190,445	$1,768,589,005

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2023

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Investment income:
Interest	$84,375,023	$16,299,464	$1,716,958,017	$3,683,596,458	$62,443,364

Expenses:
Advisory fees	2,742,194	553,292	56,529,728	80,926,610	1,795,574

Administrative services fees	799,670	162,811	16,836,024	36,311,534	627,152

Custodian fees	24,974	17,565	2,786,313	1,266,379	77,030

Distribution fees:
Private Investment Class	3,155	1,426	1,976,685	2,317,397	45,612

Personal Investment Class	55	529	2,683,175	240,832	48,056

Cash Management Class	1,364	360	204,576	567,559	2,526

Reserve Class	1,354	677	7,178,648	4,828,360	493,203

Resource Class	500	-	109,185	297,568	8,262

Corporate Class	926	326	441,138	369,665	1,534

Transfer agent fees	164,532	33,198	3,391,784	7,283,395	127,852

Trustees’ and officers’ fees and benefits	30,472	18,724	288,487	629,718	26,577

Registration and filing fees	107,075	105,126	1,323,580	2,371,637	113,293

Reports to shareholders	484	5,244	4,143	-	2,766

Professional services fees	58,124	70,864	398,792	455,162	54,018

Other	66,287	32,320	303,698	339,967	70,647

Total expenses	4,001,166	1,002,462	94,455,956	138,205,783	3,494,102

Less: Fees waived and expenses reimbursed	(696,537)	(334,345)	(13,877,429)	(84,156)	(332,997)

Net expenses	3,304,629	668,117	80,578,527	138,121,627	3,161,105

Net investment income	81,070,394	15,631,347	1,636,379,490	3,545,474,831	59,282,259

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	2,847	153	3,331,458	1,842,825	(315,693)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(22,559)	1,664	-	-	-

Net realized and unrealized gain (loss)	(19,712)	1,817	3,331,458	1,842,825	(315,693)

Net increase in net assets resulting from operations	$81,050,682	$15,633,164	$1,639,710,948	$3,547,317,656	$58,966,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2023 and 2022

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	2023	2022	2023	2022

Operations:
Net investment income	$81,070,394	$9,991,934	$15,631,347	$1,826,985

Net realized gain	2,847	3,959	153	624

Change in net unrealized appreciation (depreciation)	(22,559)	(406,836)	1,664	(5,126)

Net increase in net assets resulting from operations	81,050,682	9,589,057	15,633,164	1,822,483

Distributions to shareholders from distributable earnings:
Institutional Class	(80,699,792)	(9,973,378)	(15,532,523)	(1,657,807)

Private Investment Class	(43,207)	(6,754)	(19,712)	(1,550)

Personal Investment Class	(398)	(32)	(3,623)	(240)

Cash Management Class	(73,755)	(9,759)	(19,230)	(1,672)

Reserve Class	(5,393)	(378)	(2,735)	(130)

Resource Class	(10,560)	(1,017)	(18)	(3)

Corporate Class	(150,333)	(112)	(53,506)	(95)

CAVU Securities Class	(86,956)	(504)	-	-

Total distributions from distributable earnings	(81,070,394)	(9,991,934)	(15,631,347)	(1,661,497)

Return of capital:
Institutional Class	-	-	-	(165,120)

Private Investment Class	-	-	-	(154)

Personal Investment Class	-	-	-	(24)

Cash Management Class	-	-	-	(167)

Reserve Class	-	-	-	(13)

Resource Class	-	-	-	(1)

Corporate Class	-	-	-	(9)

Total return of capital	-	-	-	(165,488)

Total distributions	(81,070,394)	(9,991,934)	(15,631,347)	(1,826,985)

Share transactions-net:
Institutional Class	444,886,451	(614,280,688)	107,202,226	100,759,349

Private Investment Class	(13,637)	(1,818,407)	208,366	(147,861)

Personal Investment Class	10	-	3,243	(1,448)

Cash Management Class	(10,809)	(1,201,217)	68,628	(127,021)

Reserve Class	(39,355)	(40,550)	170,771	(16,775)

Resource Class	6,794	(114,240)	16	1

Corporate Class	4,275,706	(354)	2,990,408	64

CAVU Securities Class	13,891,649	1	-	-

Net increase (decrease) in net assets resulting from share transactions	462,996,809	(617,455,455)	110,643,658	100,466,309

Net increase (decrease) in net assets	462,977,097	(617,858,332)	110,645,475	100,461,807

Net assets:
Beginning of year	1,745,030,403	2,362,888,735	323,482,153	223,020,346

End of year	$2,208,007,500	$1,745,030,403	$434,127,628	$323,482,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2023 and 2022

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	2023	2022	2023	2022

Operations:
Net investment income	$1,636,379,490	$96,074,616	$3,545,474,831	$325,968,052

Net realized gain (loss)	3,331,458	(3,886,562)	1,842,825	(28,543,577)

Net increase in net assets resulting from operations	1,639,710,948	92,188,054	3,547,317,656	297,424,475

Distributions to shareholders from distributable earnings:
Institutional Class	(1,425,848,124)	(85,408,911)	(2,937,396,325)	(295,190,284)

Private Investment Class	(27,974,050)	(1,268,453)	(31,871,187)	(2,186,097)

Personal Investment Class	(18,833,514)	(1,167,413)	(1,724,597)	(110,536)

Cash Management Class	(10,262,717)	(1,843,731)	(28,870,727)	(3,324,668)

Reserve Class	(26,643,468)	(2,122,002)	(18,675,529)	(1,225,131)

Resource Class	(2,858,404)	(267,315)	(7,821,438)	(863,585)

Corporate Class	(66,239,040)	(1,170,294)	(54,893,700)	(2,699,107)

CAVU Securities Class	(57,720,173)	(2,826,497)	(464,221,328)	(20,368,644)

Total distributions from distributable earnings	(1,636,379,490)	(96,074,616)	(3,545,474,831)	(325,968,052)

Share transactions-net:
Institutional Class	7,411,651,408	4,330,861,644	4,490,547,363	11,726,491,208

Private Investment Class	705,232,421	78,001,581	394,333,067	72,215,877

Personal Investment Class	266,760,119	315,801,181	47,387,887	29,989,058

Cash Management Class	(216,057,236)	(57,379,422)	(506,942,746)	394,921,370

Reserve Class	(371,297,287)	119,769,440	(156,621,571)	190,502,067

Resource Class	13,734,527	24,190,011	30,913,371	17,158,805

Corporate Class	1,088,925,297	207,510,470	(247,224,939)	(539,261,258)

CAVU Securities Class	708,337,686	10,231,626	7,909,884,014	3,411,670,557

Net increase in net assets resulting from share transactions	9,607,286,935	5,028,986,531	11,962,276,446	15,303,687,684

Net increase in net assets	9,610,618,393	5,025,099,969	11,964,119,271	15,275,144,107

Net assets:
Beginning of year	24,873,931,094	19,848,831,125	69,052,986,966	53,777,842,859

End of year	$34,484,549,487	$24,873,931,094	$81,017,106,237	$69,052,986,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

August 31, 2023

	Invesco Treasury Obligations Portfolio

	2023	2022

Operations:
Net investment income	$59,282,259	$4,933,278

Net realized gain (loss)	(315,693)	(129,607)

Net increase in net assets resulting from operations	58,966,566	4,803,671

Distributions to shareholders from distributable earnings:
Institutional Class	(55,729,583)	(4,768,439)

Private Investment Class	(733,670)	(48,742)

Personal Investment Class	(287,819)	(29,749)

Cash Management Class	(151,109)	(319)

Reserve Class	(1,944,055)	(71,516)

Resource Class	(236,076)	(360)

Corporate Class	(199,947)	(14,153)

Total distributions from distributable earnings	(59,282,259)	(4,933,278)

Share transactions-net:
Institutional Class	381,291,981	38,941,402

Private Investment Class	9,497,580	(78,490)

Personal Investment Class	(12,709,449)	8,907,420

Cash Management Class	10,285,327	(174,408)

Reserve Class	31,852,196	(32,341,061)

Resource Class	6,145,804	198

Corporate Class	(563,244)	(1,691,615)

Net increase in net assets resulting from share transactions	425,800,195	13,563,446

Net increase in net assets	425,484,502	13,433,839

Net assets:
Beginning of year	1,175,082,030	1,161,648,191

End of year	$1,600,566,532	$1,175,082,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense absorbed	Ratio of expenses to average net assets without fee waivers and/or expense absorbed	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/23	$1.0002	$0.0444	$(0.0004)	$0.0440	$(0.0441)	$ -	$ -	$(0.0441)	$1.0001	4.49%	$2,186,548	0.18%	0.22%	4.44%
Year ended 08/31/22	1.0004	0.0048	(0.0000)	0.0048	(0.0050)	-	-	(0.0050)	1.0002	0.48	1,741,681	0.18	0.22	0.48
Year ended 08/31/21	1.0006	0.0004	(0.0002)	0.0002	(0.0004)	-	-	(0.0004)	1.0004	0.02	2,356,363	0.17	0.22	0.05
Year ended 08/31/20	1.0004	0.0126	(0.0006)	0.0120	(0.0118)	-	-	(0.0118)	1.0006	1.20	2,558,430	0.18	0.22	1.26
Year ended 08/31/19	1.0004	0.0237	0.0000	0.0237	(0.0237)	-	-	(0.0237)	1.0004	2.39	2,444,253	0.18	0.22	2.37
Invesco STIC Prime Portfolio
Year ended 08/31/23	1.0000	0.0424	0.0007	0.0431	(0.0430)	-	-	(0.0430)	1.0001	4.40	429,676	0.18	0.27	4.24
Year ended 08/31/22	1.0000	0.0050	(0.0000)	0.0050	(0.0045)	-	(0.0005)	(0.0050)	1.0000	0.50	322,473	0.15	0.28	0.61
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	221,718	0.13	0.30	0.01
Year ended 08/31/20	1.0001	0.0116	(0.0012)	0.0104	(0.0105)	-	-	(0.0105)	1.0000	1.05	320,753	0.18	0.26	1.16
Year ended 08/31/19	1.0001	0.0226	0.0001	0.0227	(0.0227)	-	-	(0.0227)	1.0001	2.29	652,151	0.18	0.25	2.26
Invesco Treasury Portfolio
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.38	28,835,239	0.18	0.22	4.38
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.46	21,420,557	0.13	0.21	0.47
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	17,093,039	0.10	0.21	0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.91	19,215,805	0.18	0.21	0.86
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.20	18,717,318	0.18	0.21	2.18
Invesco Government & Agency Portfolio
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.39	65,659,515	0.16	0.16	4.39
Year ended 08/31/22	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.51	61,165,375	0.11	0.16	0.54
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.03	49,464,205	0.07	0.16	0.03
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.95	30,259,136	0.15	0.15	0.85
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.22	30,003,319	0.16	0.16	2.20
Invesco Treasury Obligations Portfolio
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	-	-	(0.04)	1.00	4.25	1,483,132	0.18	0.20	4.22
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.44	1,102,134	0.13	0.21	0.45
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	1,063,312	0.10	0.21	0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.94	1,370,210	0.18	0.20	0.84
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.18	1,045,046	0.18	0.21	2.15

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Notes to Financial Statements

August 31, 2023

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

 The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.

 Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio and Invesco Treasury Obligations Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

 Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

 Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

 Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

 Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the “Rule”), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

 “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

 Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio may impose a fee upon the sale of shares. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.

 In July 2023, the U.S. Securities and Exchange Commission adopted amendments to the Rule. These amendments, among other changes, (i) remove redemption gates and remove the tie between weekly liquid asset minimum thresholds and liquidity fees, effective October 2, 2023; (ii) increase required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024; and (iii) require institutional money market funds to impose a mandatory liquidity fee when daily net redemptions exceed certain levels unless the amount of the fee determined by a Fund is less than 0.01% of the value of the shares redeemed, effective October 2, 2024.

 The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

 Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

 Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

 Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

 Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

29	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

 The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

 Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

 The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

 The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

 Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

 The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of

30	Short-Term Investments Trust

short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

 The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

 Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

 There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

 U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

 For the year ended August 31, 2023, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

 The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	–

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	–

 The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

 In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

31	Short-Term Investments Trust

For the year ended August 31, 2023, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$696,537

Invesco STIC Prime Portfolio	334,345

Invesco Treasury Portfolio	13,877,429

Invesco Government & Agency Portfolio	84,156

Invesco Treasury Obligations Portfolio	332,997

 The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

 The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

 Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

 The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

 Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 As of August 31, 2023, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff

32	Short-Term Investments Trust

positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended August 31, 2023, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$ -	$15,017,260	$-

Invesco STIC Prime Portfolio	20,029,285	31,005,688	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2023 and 2022:

	2023	2022
	Ordinary Income*	Ordinary Income*	Return of Capital

Invesco Liquid Assets Portfolio	$ 81,070,394	$ 9,991,934	$ -

Invesco STIC Prime Portfolio	15,631,347	1,661,497	165,488

Invesco Treasury Portfolio	1,636,379,490	96,074,616	-

Invesco Government & Agency Portfolio	3,545,474,831	325,968,052	-

Invesco Treasury Obligations Portfolio	59,282,259	4,933,278	-

* Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets

Invesco Liquid Assets Portfolio	$ -	$(2,007,217)	$(266,475)	$(6,204)	$2,210,287,396	$2,208,007,500

Invesco STIC Prime Portfolio	-	(538,186)	(3,696)	-	434,669,510	434,127,628

Invesco Treasury Portfolio	121,708	(1,297,469)	(544,314)	(42,802)	34,486,312,364	34,484,549,487

Invesco Government & Agency Portfolio	1,223,802	(662,057)	-	(26,701,919)	81,043,246,411	81,017,106,237

Invesco Treasury Obligations Portfolio	52,291	(64,835)	(34,159)	(447,033)	1,601,060,268	1,600,566,532

 The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

 The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

33	Short-Term Investments Trust

The Funds have a capital loss carryforward as of August 31, 2023, as follows:

	Short-Term	Long-Term
	Not Subject to	Not Subject to
Fund	Expiration	Expiration	Total*

Invesco Liquid Assets Portfolio	$ 6,204	$ -	$ 6,204

Invesco Treasury Portfolio	42,802	-	42,802

Invesco Government & Agency Portfolio	26,701,919	-	26,701,919

Invesco Treasury Obligations Portfolio	414,704	32,329	447,033

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2023
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Invesco Liquid Assets Portfolio	$ 2,214,874,134	$143,261	$(409,736)	$(266,475)

Invesco STIC Prime Portfolio	436,120,021	2,210	(5,906)	(3,696)

Invesco Treasury Portfolio	34,204,222,315	-	(544,314)	(544,314)

Invesco Treasury Obligations Portfolio	1,768,623,164	-	(34,159)	(34,159)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Government & Agency Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2023, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest

Invesco Liquid Assets Portfolio	$193,515	$ -	$(193,515)

Invesco STIC Prime Portfolio	41,958	(153)	(41,805)

Invesco Treasury Portfolio	-	-	-

Invesco Government & Agency Portfolio	-	-	-

Invesco Treasury Obligations Portfolio	-	-	-

NOTE 10–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	14,689,381,103	$14,692,392,767	16,021,220,223	$16,021,997,196

Private Investment Class	461	461	173	173

Cash Management Class	3,194	3,195	1	1

Reserve Class	74	74	7,065	7,068

Corporate Class	6,918,117	6,920,000	-	-

CAVU Securities Class	20,940,809	20,942,903	1	1

34	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	8,488,080	$8,489,799	331,500	$331,481

Private Investment Class	39,164	39,172	3,597	3,597

Personal Investment Class	10	10	-	-

Cash Management Class	68,982	68,996	5,971	5,971

Reserve Class	5,067	5,068	174	174

Resource Class	9,857	9,859	599	599

Corporate Class	130,854	130,878	70	70

CAVU Securities Class	20,195	20,197	-	-

Reacquired:
Institutional Class	(14,253,037,054)	(14,255,996,115)	(16,635,655,012)	(16,636,609,365)

Private Investment Class	(53,258)	(53,270)	(1,822,166)	(1,822,177)

Cash Management Class	(82,976)	(83,000)	(1,207,094)	(1,207,189)

Reserve Class	(44,488)	(44,497)	(47,789)	(47,792)

Resource Class	(3,064)	(3,065)	(114,803)	(114,839)

Corporate Class	(2,774,617)	(2,775,172)	(425)	(424)

CAVU Securities Class	(7,070,744)	(7,071,451)	-	-

Net increase (decrease) in share activity	462,939,766	$462,996,809	(617,277,915)	$(617,455,455)

(a)	54% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

35	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	1,869,976,252	$1,870,028,473	1,898,258,845	$1,898,293,281

Private Investment Class	611,125	611,137	66,475	66,475

Personal Investment Class	200,000	200,000	45	45

Cash Management Class	202,044	202,044	47,921	47,925

Reserve Class	169,984	170,001	1	1

Resource Class	1	1	-	-

Corporate Class	3,184,015	3,184,088	-	-

Issued as reinvestment of dividends:

Institutional Class	9,572,929	9,573,297	718,725	718,729

Private Investment Class	13,902	13,903	961	961

Personal Investment Class	3,243	3,243	131	131

Cash Management Class	10,701	10,702	351	351

Reserve Class	2,271	2,271	62	62

Resource Class	16	16	1	1

Corporate Class	40,528	40,531	64	64

Reacquired:

Institutional Class	(1,772,368,596)	(1,772,399,544)	(1,798,225,673)	(1,798,252,661)

Private Investment Class	(416,660)	(416,674)	(215,296)	(215,297)

Personal Investment Class	(200,000)	(200,000)	(1,624)	(1,624)

Cash Management Class	(144,115)	(144,118)	(175,291)	(175,297)

Reserve Class	(1,502)	(1,501)	(16,836)	(16,838)

Resource Class	(1)	(1)	-	-

Corporate Class	(234,201)	(234,211)	-	-

Net increase in share activity	110,621,936	$110,643,658	100,458,862	$100,466,309

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

36	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	274,406,114,953	$274,406,114,953	132,066,034,066	$132,066,034,066

Private Investment Class	1,927,265,025	1,927,265,025	1,001,410,898	1,001,410,898

Personal Investment Class	2,652,216,519	2,652,216,519	2,236,178,971	2,236,178,971

Cash Management Class	891,962,433	891,962,433	1,488,319,714	1,488,319,714

Reserve Class	4,059,561,441	4,059,561,441	3,559,612,942	3,559,612,942

Resource Class	289,292,340	289,292,340	215,964,855	215,964,855

Corporate Class	13,246,649,542	13,246,649,542	4,502,000,934	4,502,000,934

CAVU Securities Class	22,252,025,618	22,252,025,618	12,888,063,731	12,888,063,731

Issued as reinvestment of dividends:

Institutional Class	429,132,893	429,132,893	10,223,078	10,223,078

Private Investment Class	15,063,443	15,063,443	184,233	184,233

Personal Investment Class	11,951,452	11,951,452	398,914	398,914

Cash Management Class	9,757,614	9,757,614	1,071,516	1,071,516

Reserve Class	23,854,384	23,854,384	971,014	971,014

Resource Class	2,503,679	2,503,679	130,138	130,138

Corporate Class	27,110,572	27,110,572	261,029	261,029

CAVU Securities Class	28,156,470	28,156,470	1,880	1,880

Reacquired:

Institutional Class	(267,423,596,438)	(267,423,596,438)	(127,745,395,500)	(127,745,395,500)

Private Investment Class	(1,237,096,047)	(1,237,096,047)	(923,593,550)	(923,593,550)

Personal Investment Class	(2,397,407,852)	(2,397,407,852)	(1,920,776,704)	(1,920,776,704)

Cash Management Class	(1,117,777,283)	(1,117,777,283)	(1,546,770,652)	(1,546,770,652)

Reserve Class	(4,454,713,112)	(4,454,713,112)	(3,440,814,516)	(3,440,814,516)

Resource Class	(278,061,492)	(278,061,492)	(191,904,982)	(191,904,982)

Corporate Class	(12,184,834,817)	(12,184,834,817)	(4,294,751,493)	(4,294,751,493)

CAVU Securities Class	(21,571,844,402)	(21,571,844,402)	(12,877,833,985)	(12,877,833,985)

Net increase in share activity	9,607,286,935	$9,607,286,935	5,028,986,531	$5,028,986,531

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

37	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	676,317,844,983	$676,317,844,983	454,339,645,288	$454,339,645,288

Private Investment Class	2,772,830,810	2,772,830,810	1,778,974,054	1,778,974,054

Personal Investment Class	291,186,446	291,186,446	97,861,174	97,861,174

Cash Management Class	687,171,805	687,171,805	1,341,733,532	1,341,733,532

Reserve Class	1,637,403,110	1,637,403,110	2,373,222,673	2,373,222,673

Resource Class	1,746,682,416	1,746,682,416	1,481,464,937	1,481,464,937

Corporate Class	15,706,196,046	15,706,196,046	10,354,778,887	10,354,778,887

CAVU Securities Class	138,982,525,837	138,982,525,837	77,360,488,467	77,360,488,467

Issued as reinvestment of dividends:

Institutional Class	1,169,954,288	1,169,954,288	49,592,996	49,592,996

Private Investment Class	19,707,465	19,707,465	747,946	747,946

Personal Investment Class	1,370,472	1,370,472	55,691	55,691

Cash Management Class	5,398,766	5,398,766	463,867	463,867

Reserve Class	16,666,940	16,666,940	542,028	542,028

Resource Class	6,163,097	6,163,097	486,110	486,110

Corporate Class	30,430,600	30,430,600	1,161,309	1,161,309

CAVU Securities Class	269,901,724	269,901,724	7,176,754	7,176,754

Reacquired:

Institutional Class	(672,997,251,908)	(672,997,251,908)	(442,662,747,076)	(442,662,747,076)

Private Investment Class	(2,398,205,208)	(2,398,205,208)	(1,707,506,123)	(1,707,506,123)

Personal Investment Class	(245,169,031)	(245,169,031)	(67,927,807)	(67,927,807)

Cash Management Class	(1,199,513,317)	(1,199,513,317)	(947,276,029)	(947,276,029)

Reserve Class	(1,810,691,621)	(1,810,691,621)	(2,183,262,634)	(2,183,262,634)

Resource Class	(1,721,932,142)	(1,721,932,142)	(1,464,792,242)	(1,464,792,242)

Corporate Class	(15,983,851,585)	(15,983,851,585)	(10,895,201,454)	(10,895,201,454)

CAVU Securities Class	(131,342,543,547)	(131,342,543,547)	(73,955,994,664)	(73,955,994,664)

Net increase in share activity	11,962,276,446	$11,962,276,446	15,303,687,684	$15,303,687,684

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

38	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	5,169,670,586	$5,169,670,586	2,034,763,395	$2,034,763,395

Private Investment Class	17,710,953	17,710,953	4,862,034	4,862,034

Personal Investment Class	8,901,266	8,901,266	25,412,787	25,412,787

Cash Management Class	11,800,855	11,800,855	-	-

Reserve Class	203,740,500	203,740,500	237,156,939	237,156,939

Resource Class	87,877,408	87,877,408	891,607	891,607

Corporate Class	20,654,915	20,654,915	-	-

Issued as reinvestment of dividends:

Institutional Class	28,171,168	28,171,168	1,208,158	1,208,158

Private Investment Class	621,107	621,107	25,960	25,960

Personal Investment Class	271,902	271,902	13,163	13,163

Cash Management Class	108,074	108,074	185	185

Reserve Class	1,364,201	1,364,201	26,868	26,868

Resource Class	208,032	208,032	-	-

Corporate Class	184,948	184,948	8,385	8,385

Reacquired:

Institutional Class	(4,816,549,773)	(4,816,549,773)	(1,997,030,151)	(1,997,030,151)

Private Investment Class	(8,834,480)	(8,834,480)	(4,966,484)	(4,966,484)

Personal Investment Class	(21,882,617)	(21,882,617)	(16,518,530)	(16,518,530)

Cash Management Class	(1,623,602)	(1,623,602)	(174,593)	(174,593)

Reserve Class	(173,252,505)	(173,252,505)	(269,524,868)	(269,524,868)

Resource Class	(81,939,636)	(81,939,636)	(891,409)	(891,409)

Corporate Class	(21,403,107)	(21,403,107)	(1,700,000)	(1,700,000)

Net increase in share activity	425,800,195	$425,800,195	13,563,446	$13,563,446

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 38% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

39	Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2023, the related statements of operations for the year ended August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights of the Institutional Class for each of the five years in the period ended August 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2023 and each of the financial highlights of the Institutional Class for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas
October 23, 2023

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

40	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Institutional Class	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(03/01/23)	(08/31/23)[1]	Period[2]	(08/31/23)	Period[2]	Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,025.70	$0.92	$1,024.30	$0.92	0.18%
Invesco STIC Prime Portfolio	1,000.00	1,025.30	0.92	1,024.30	0.92	0.18
Invesco Treasury Portfolio	1,000.00	1,025.20	0.92	1,024.30	0.92	0.18
Invesco Government & Agency Portfolio	1,000.00	1,025.20	0.82	1,024.40	0.82	0.16
Invesco Treasury Obligations Portfolio	1,000.00	1,024.40	0.92	1,024.30	0.92	0.18

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2023 through August 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

41	Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Treasury Portfolio)

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc.

(Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the

42	Short-Term Investments Trust

nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

 The Board reviewed the services that may be provided to each Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which each Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to

43	Short-Term Investments Trust

address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other

44	Short-Term Investments Trust

client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding the Fund’s actual management fees and the levels of the Fund’s breakpoints in light of current asset levels. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s

Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and

45	Short-Term Investments Trust

sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Treasury Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The

Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of each Fund.

46	Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

 The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

 The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2023:

Federal and State Income Tax

	Business Interest Income*	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S Treasury Obligations*

Invesco Liquid Assets Portfolio	99.88%	0.00%	0.00%	0.00%	0.00%

Invesco STIC Prime Portfolio	99.67%	0.00%	0.00%	0.00%	0.00%

Invesco Treasury Portfolio	99.85%	0.00%	0.00%	0.00%	29.94%

Invesco Government & Agency Portfolio	99.71%	0.00%	0.00%	0.00%	29.47%

Invesco Treasury Obligations Portfolio	99.99%	0.00%	0.00%	0.00%	100.00%

*  The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified Short-Term Gains	Qualified Interest Income**

Invesco Liquid Assets Portfolio	$ -	0.00%

Invesco STIC Prime Portfolio	153	0.00%

Invesco Treasury Portfolio	-	99.85%

Invesco Government & Agency Portfolio	-	99.71%

Invesco Treasury Obligations Portfolio	-	99.99%

** The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

47	Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] - 1960 Trustee and Vice Chair	2007

Chairman Emeritus, Invesco Ltd.; Trustee and Vice Chair, The Invesco Funds; and Member of Executive Board, SMU Cox School of Business

Formerly: Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Vice Chair, Investment Company Institute; Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			170	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee (2019) and Chair (August 2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	170	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	170	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); and Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	170	Insperity, Inc. (formerly known as Administaff) (human resources provider); Board Member of the regional board, First Financial Bank Texas; and Boad Member, First Financial Bankshares, Inc. Texas (FFIN)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management - Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			170	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; and Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	170	Blue Hills Bank; Member and Chairman, Bentley University, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	1998	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute	170	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			170	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non- profit legal advocacy); and Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); and Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury	170	None
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver - Daniels College of Business; and Managing Partner, KPMG LLP	170	None
Daniel S. Vandivort – 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management.	170	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America

T-3	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust; and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Melanie Ringold - 1975 Senior Vice President, Chief Legal Officer and Secretary	2023

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary, Invesco Investment Advisers LLC, Invesco Capital Markets, Inc.; Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Senior Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI SteelPath, Inc.; Secretary and Senior Vice President, Oppenheimer Acquisition Corp.; Secretary, SteelPath Funds Remediation LLC; and Secretary and Senior Vice President, Trinity Investment Management Corporation

Formerly: Assistant Secretary, Invesco Distributors, Inc.; Invesco Advisers, Inc. Invesco Investment Services, Inc., Invesco Capital Markets, Inc., Invesco Capital Management LLC and Invesco Investment Advisers LLC; and Assistant Secretary and Investment Vice President, Invesco Funds

			N/A	N/A
Andrew R. Schlossberg - 1974 Senior Vice President	2019

Chief Executive Officer, President and Executive Director, Invesco Ltd.; Senior Vice President, Invesco Group Services, Inc.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds and Trustee, Invesco Foundation, Inc.

Formerly: Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; and Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	Short-Term Investments Trust

Trustees and Officers–(continued)

Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; and Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Tony Wong – 1973 Senior Vice President	2023

Senior Managing Director, Invesco Ltd.; Director, Chairman, Chief Executive Officer and President, Invesco Advisers, Inc.; Director and Chairman, Invesco Private Capital, Inc., INVESCO Private Capital Investments, Inc. and INVESCO Realty, Inc.; Director, Invesco Senior Secured Management, Inc.; President, Invesco Managed Accounts, LLC and SNW Asset Management Corporation; and Senior Vice President, The Invesco Funds

Formerly: Assistant Vice President, The Invesco Funds; and Vice President, Invesco Advisers, Inc.

			N/A	N/A
Stephanie C. Butcher – 1971 Senior Vice President	2023	Senior Managing Director, Invesco Ltd.; Senior Vice President, The Invesco Funds; Director and Chief Executive Officer, Invesco Asset Management Limited	N/A	N/A
Adrien Deberghes- 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5	Short-Term Investments Trust

Trustees and Officers–(continued)

Officers–(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

		N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds

Formerly: Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds;

Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; and Associate, Gaston Snow & Ely Bartlett

		N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1331 Spring Street NW, Suite 2500	11 Greenway Plaza	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Sidley Austin LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2005 Market Street, Suite 2600	787 Seventh Avenue	11 Greenway Plaza	2 Hanson Place
Philadelphia, PA 19103-7018	New York, NY 10019	Houston, TX 77046-1173	Brooklyn, NY 11217-1431

T-6	Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-1

Annual Report to Shareholders	August 31, 2023

Personal Investment Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2023, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

2

Fund Data

Personal Investment Class data as of 8/31/23

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	12 - 48 days	37 days	54 days	$10.3 thousand
Invesco STIC Prime[1]	1 - 9 days	6 days	8 days	94.7 thousand
Invesco Treasury[2]	3 - 34 days	9 days	101 days	847.6 million
Invesco Government & Agency[2]	5 - 38 days	17 days	83 days	86.7 million
Invesco Treasury Obligations[2]	29 - 54 days	32 days	73 days	10.6 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

 Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

3	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/23
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
1 - 7	48.0%	80.0%	67.5%	63.6%	14.7%
8 - 30	7.9	9.1	6.9	4.3	36.8
31 - 60	11.1	10.9	2.9	7.1	28.0
61 - 90	9.7	0.0	1.6	1.0	4.3
91 - 180	18.5	0.0	3.4	5.3	6.7
181+	4.8	0.0	17.7	18.7	9.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

4	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-43.21%(a)
Asset Management & Custody Banks-0.45%
BofA Securities, Inc. (SOFR + 0.50%)(b)	5.90%	10/16/2023	$10,000	$10,004,191

Asset-Backed Securities - Consumer Receivables-1.57%
Old Line Funding LLC (SOFR + 0.45%) (CEP - Royal Bank of Canada)(b)(c)	5.94%	09/22/2023	25,000	25,002,830

Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)	5.71%	01/04/2024	10,000	9,802,145

				34,804,975

Asset-Backed Securities - Fully Supported Bank-1.81%
Anglesea Funding LLC (1 mo. OBFR + 0.22%) (Multi - CEP’s)(b)(c)(d)	5.66%	11/14/2023	40,000	40,001,962

Consumer Finance-1.80%
Toyota Finance Australia Ltd. (Australia)(d)	5.59%	10/19/2023	40,000	39,708,559

Diversified Banks-29.68%
Banco Santander S.A. (SOFR + 0.39%) (Spain)(b)(c)(d)	5.66%	09/01/2023	20,000	20,000,240

Banco Santander S.A. (Spain)(c)(d)	5.69%	11/16/2023	10,000	9,882,832

Barclays Bank PLC(c)(d)	5.57%	10/06/2023	40,000	39,784,120

Barclays Bank PLC (SOFR + 0.42%)(b)(c)(d)	5.76%	01/05/2024	10,000	10,004,638

Canadian Imperial Bank of Commerce(c)(d)	5.88%	06/17/2024	25,000	23,843,700

Citigroup Global Markets, Inc.(c)	5.71%	12/18/2023	40,000	39,324,927

DBS Bank Ltd. (Singapore)(c)(d)	5.71%	02/13/2024	50,000	48,715,344

Dexia Credit Local S.A. (France)(c)(d)	5.78%	02/12/2024	50,000	48,728,125

Dexia Credit Local S.A. (France)(c)(d)	5.78%	02/16/2024	10,000	9,739,271

Dexia Credit Local S.A. (France)(c)(d)	5.77%	03/04/2024	10,000	9,712,423

DNB Bank ASA (Norway)(c)(d)	5.15%	02/01/2024	25,000	24,412,768

DZ BANK AG Deutsche Zentral-Genossenschaftsbank (Germany)(c)(d)	5.42%	09/05/2023	30,000	29,977,837

HSBC Bank PLC (SOFR + 0.42%) (United Kingdom)(b)(c)(d)	5.76%	01/26/2024	50,000	50,012,610

ING (US) Funding LLC (SOFR + 0.46%)(b)(c)(d)	5.76%	09/29/2023	25,000	25,006,519

ING (US) Funding LLC(c)(d)	5.50%	11/03/2023	25,000	24,758,756

National Australia Bank Ltd. (Australia)(c)(d)	5.10%	11/02/2023	40,000	39,622,630

Nordea Bank Abp (SOFR + 0.34%) (Finland)(b)(c)(d)	5.64%	10/31/2023	5,000	5,001,369

Nordea Bank Abp (Finland)(c)(d)	5.73%	02/09/2024	25,000	24,381,700

Svenska Handelsbanken AB (Sweden)(c)(d)	5.54%	05/22/2024	50,000	47,917,174

Toronto-Dominion Bank (The) (Canada)(c)(d)	5.25%	01/26/2024	25,000	24,955,230

Toronto-Dominion Bank (The) (SOFR + 0.62%) (Canada)(b)(c)(d)	6.03%	04/26/2024	25,000	25,018,578

United Overseas Bank Ltd. (Singapore)(c)(d)	5.55%	11/03/2023	50,000	49,513,422

Westpac Banking Corp. (SOFR + 0.44%)(b)(c)(d)	5.84%	10/23/2023	25,000	25,010,462

				655,324,675

Diversified Capital Markets-3.83%
Glencove Funding LLC (CEP - Standard Chartered Bank)(c)(d)	5.61%	11/17/2023	40,000	39,527,060

UBS AG (SOFR + 0.35%)(b)(c)(d)	5.83%	11/15/2023	20,000	20,000,083

UBS AG (SOFR + 0.41%)(b)(c)(d)	5.87%	02/16/2024	25,000	24,999,743

				84,526,886

Specialized Finance-4.07%
Caisse des Depots et Consignations (France)(c)(d)	5.37%	10/06/2023	40,000	39,786,120

Great Bear Funding LLC (1 mo. OBFR + 0.40%) (CEP - Bank of Nova Scotia)(b)(d)	5.85%	02/13/2024	30,000	30,010,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Specialized Finance-(continued)
Great Bear Funding LLC (1 mo. OBFR + 0.40%) (CEP - Bank of Nova Scotia)(b)(d)	5.85%	02/13/2024	$20,000	$20,013,410

				89,810,285

Total Commercial Paper (Cost $954,485,987)				954,181,533

Certificates of Deposit-36.32%
BNP Paribas S.A. (France)(d)	5.31%	09/01/2023	21,000	21,000,000

Canadian Imperial Bank of Commerce (SOFR + 0.55%) (Canada)(b)(d)	6.05%	09/28/2023	25,000	25,006,805

Citibank N.A.	5.71%	01/02/2024	10,000	10,000,834

Cooperatieve Rabobank U.A. (Cayman Islands)(d)	5.30%	09/01/2023	51,000	51,000,000

DNB Bank ASA(d)	5.30%	09/01/2023	81,000	81,000,000

DZ BANK AG Deutsche Zentral-Genossenschaftsbank (Germany)(d)	5.30%	09/01/2023	76,000	76,000,000

Mizuho Bank Ltd.(d)	5.32%	09/01/2023	101,000	101,000,000

MUFG Bank Ltd.(d)	5.57%	10/20/2023	10,000	10,002,211

MUFG Bank Ltd.(d)	5.57%	10/27/2023	40,000	40,009,233

Nordea Bank Abp(d)	5.30%	09/01/2023	73,000	73,000,000

Oversea-Chinese Banking Corp. Ltd.(d)	5.57%	11/17/2023	25,000	24,998,518

Oversea-Chinese Banking Corp. Ltd. (SOFR + 0.40%) (Singapore)(b)(d)	5.83%	01/19/2024	32,000	32,006,742

Skandinaviska Enskilda Banken AB(d)	5.31%	09/01/2023	101,000	101,000,000

Svenska Handelsbanken AB(d)	5.30%	09/01/2023	56,000	56,000,000

Swedbank AB (SOFR + 0.42%) (Sweden)(b)(d)	5.91%	09/25/2023	50,000	50,010,614

Woori Bank(d)	5.38%	09/25/2023	50,000	50,000,498

Total Certificates of Deposit (Cost $801,997,476)				802,035,455

Variable Rate Demand Notes-4.09%(e)
Credit Enhanced-4.09%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	5.38%	04/01/2035	11,850	11,850,000

Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	5.30%	08/01/2045	67,040	67,040,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	5.92%	04/01/2047	9,000	8,999,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.40%	05/01/2037	2,300	2,300,000

Total Variable Rate Demand Notes (Cost $90,189,999)				90,189,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-83.62% (Cost $1,846,673,462)				1,846,406,987

			Repurchase Amount
Repurchase Agreements-16.68%(g)

BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $132,354,947; 0.00% - 12.07%; 06/01/2025 - 05/20/2072)(h)	5.45%	09/06/2023	20,021,194	20,000,000

BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $425,447,903 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $442,140,684; 0.00% - 11.94%; 02/15/2024 - 12/15/2072)(h)	5.42%	09/06/2023	50,052,694	50,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/31/2023, aggregate maturing value of $115,122,092 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $126,435,162; 0.00% -12.26%; 09/15/2024 - 10/16/2056)(h)	5.46%	09/07/2023	45,047,775	45,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BNP Paribas Securities Corp., joint term agreement dated 08/31/2023, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $199,521,030; 1.25% -9.56%; 06/20/2024 - 04/15/2081)(h)	5.40%	09/07/2023	$38,039,900	$38,000,000

BofA Securities, Inc., joint term agreement dated 08/31/2023, aggregate maturing value of $250,037,500 (collateralized by corporate obligations valued at $275,001,854; 2.25% - 10.38%; 03/01/2025 - 12/15/2036)(h)	5.40%	09/01/2023	20,003,000	20,000,000

Credit Agricole Corporate & Investment Bank, joint open agreement dated 02/17/2023 (collateralized by agency and non-agency asset-backed securities, corporate obligations, and non-agency mortgage-backed securities valued at $212,935,617; 1.13% - 9.38%; 09/27/2023 - 04/20/2062)(i)	5.40%	09/01/2023	15,069,758	15,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $420,000,102; 0.00%)	5.39%	09/01/2023	35,005,240	35,000,000

J.P. Morgan Securities LLC, joint open agreement dated 07/11/2023 (collateralized by corporate obligations and a non-agency asset-backed security valued at $192,499,943; 0.00% - 15.00%; 01/02/2024 - 06/30/2062)(i)	5.61%	09/01/2023	65,314,383	65,000,000

RBC Capital Markets LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $150,160,417 (collateralized by commercial paper, corporate obligations and non-agency asset-backed securities valued at $162,126,258; 0.00% - 13.25%; 09/15/2023 - 03/07/2082)(h)	5.50%	09/06/2023	15,016,042	15,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $62,597,474; 0.00% - 10.50%; 10/12/2023 - 03/25/2065)(i)	5.49%	09/01/2023	25,003,813	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,500 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,054; 0.63% - 6.00%; 05/15/2030 - 06/20/2053)	5.31%	09/01/2023	40,206,602	40,200,672

Total Repurchase Agreements (Cost $368,200,672)				368,200,672

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.30% (Cost $2,214,874,134)				2,214,607,659

OTHER ASSETS LESS LIABILITIES-(0.30)%				(6,600,159)

NET ASSETS-100.00%				$2,208,007,500

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Liquid Assets Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $875,294,617, which represented 39.64% of the Fund’s Net Assets.

(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 13.3%; Japan: 8.6%; Singapore: 7.0%; Cananda: 6.7%; Netherland: 6.4%; other countries less than 5% each: 33.2%.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-37.62%
BNP Paribas S.A. (France)(a)	5.31%	09/01/2023	$4,000	$4,000,000

Cooperatieve Rabobank U.A. (Cayman Islands)(a)	5.30%	09/01/2023	19,000	19,000,000

Credit Industriel et Commercial (SOFR + 0.13%)(a)(b)	5.65%	09/08/2023	15,000	15,000,113

DNB Bank ASA(a)	5.30%	09/01/2023	19,000	19,000,000

DZ BANK AG Deutsche Zentral-Genossenschaftsbank (Germany)(a)	5.30%	09/01/2023	19,000	19,000,000

Mizuho Bank Ltd.(a)	5.32%	09/01/2023	19,000	19,000,000

Natixis S.A.(a)	5.50%	10/05/2023	8,000	7,998,816

Nordea Bank Abp(a)	5.30%	09/01/2023	12,000	12,000,000

Nordea Bank Abp (SOFR + 0.42%) (Finland)(a)(b)	5.64%	09/20/2023	2,300	2,300,408

Skandinaviska Enskilda Banken AB(a)	5.31%	09/01/2023	19,000	19,000,000

Svenska Handelsbanken AB(a)	5.30%	09/01/2023	19,000	19,000,000

Swedbank AB (SOFR + 0.41%) (Sweden)(a)(b)	5.57%	10/19/2023	8,000	8,002,978

Total Certificates of Deposit (Cost $163,300,407)				163,302,315

Commercial Paper-15.61%(c) vkpm
Asset-Backed Securities - Fully Supported-1.61%
Atlantic Asset Securitization LLC (SOFR + 0.15%) (CEP - Credit Agricole Corporate & Investment Bank S.A.)(a)(b)(d)	5.68%	09/11/2023	7,000	7,000,104

Asset-Backed Securities - Fully Supported Bank-4.12%
Anglesea Funding LLC (Multi - CEP’s)(a)(d)	5.50%	10/17/2023	5,000	4,964,796

Halkin Finance LLC (Multi - CEP’s)(a)(d)	5.40%	09/05/2023	5,000	4,996,303

Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(a)(d)	5.48%	10/16/2023	8,000	7,944,851

				17,905,950

Asset-Backed Securities - Multi-Purpose-1.83%
CAFCO LLC (CEP - Citibank, N.A.)(d)	5.44%	10/23/2023	8,000	7,936,423

Diversified Banks-3.96%
Lloyds Bank PLC (SOFR + 0.30%) (United Kingdom)(a)(b)	5.34%	09/05/2023	7,000	7,000,161

National Bank of Canada (Canada)(a)(d)	5.43%	10/11/2023	2,400	2,385,330

Nordea Bank Abp (SOFR + 0.34%) (Finland)(a)(b)(d)	5.51%	10/25/2023	5,000	5,001,478

Sumitomo Mitsui Trust Bank Ltd. (Singapore)(a)(d)	5.40%	09/05/2023	2,810	2,807,927

				17,194,896

Diversified Capital Markets-2.48%
Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(a)(d)	5.46%	09/14/2023	8,000	7,983,362

Pacific Life Short Term Funding LLC(d)	5.47%	10/20/2023	2,800	2,779,085

				10,762,447

Regional Banks-1.61%
Mitsubishi UFJ Trust & Banking Corp.(a)(d)	5.43%	09/15/2023	7,000	6,984,483

Total Commercial Paper (Cost $67,789,907)				67,784,303

Variable Rate Demand Notes-2.30%(e)
Credit Enhanced-2.30%
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(d)(f)	5.92%	04/01/2047	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.40%	05/01/2037	$5,000	$5,000,000

Total Variable Rate Demand Notes (Cost $10,000,000)				10,000,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-55.53% (Cost $241,090,314)				241,086,618

			Repurchase Amount
Repurchase Agreements-44.93%(g)

Bank of Nova Scotia, joint agreement dated 08/31/2023, aggregate maturing value of $2,350,345,972 (collateralized by agency mortgage-backed securities valued at $2,397,000,469; 2.00% - 6.50%; 09/01/2027 - 08/20/2053)	5.30%	09/01/2023	20,002,944	20,000,000

BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $132,354,947; 0.00% - 12.07%; 06/01/2025 - 05/20/2072)(h)	5.45%	09/06/2023	8,008,478	8,000,000

BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $425,447,903 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $442,140,684; 0.00% - 11.94%; 02/15/2024 - 12/15/2072)(h)	5.42%	09/06/2023	5,005,269	5,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/31/2023, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $199,521,030; 1.25% - 9.56%; 06/20/2024 - 04/15/2081)(h)	5.40%	09/07/2023	15,015,750	15,000,000

BofA Securities, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $1,750,257,639 (collateralized by agency mortgage-backed securities valued at $1,785,000,000; 1.50% - 9.00%; 09/01/2023 - 02/01/2057)	5.30%	09/01/2023	20,002,944	20,000,000

BofA Securities, Inc., joint term agreement dated 08/31/2023, aggregate maturing value of $250,037,500 (collateralized by corporate obligations valued at $275,001,854; 2.25% -10.38%; 03/01/2025 - 12/15/2036)(h)	5.40%	09/01/2023	5,000,750	5,000,000

Citigroup Global Markets, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $400,059,000 (collateralized by U.S. Treasury obligations valued at $408,000,092; 0.00% - 0.88%; 01/31/2024 - 08/15/2052)	5.31%	09/01/2023	20,002,950	20,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $420,000,102; 0.00%)	5.39%	09/01/2023	15,002,246	15,000,000

J.P. Morgan Securities LLC, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,001; 0.75% - 7.50%; 09/15/2025 - 08/01/2053)	5.30%	09/01/2023	20,002,944	20,000,000

RBC Capital Markets LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $150,160,417 (collateralized by commercial paper, corporate obligations and non-agency asset-backed securities valued at $162,126,258; 0.00% - 13.25%; 09/15/2023 -03/07/2082)(h)	5.50%	09/06/2023	10,010,694	10,000,000

Societe Generale, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,222 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 2.50% - 5.00%; 03/01/2042 - 11/01/2052)	5.30%	09/01/2023	20,002,944	20,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $62,597,474; 0.00% - 10.50%; 10/12/2023 - 03/25/2065)(i)	5.49%	09/01/2023	5,000,763	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,500 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,054; 0.63% - 6.00%; 05/15/2030 - 06/20/2053)	5.31%	09/01/2023	$32,034,431	$32,029,707

Total Repurchase Agreements (Cost $195,029,707)				195,029,707

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.46% (Cost $436,120,021)				436,116,325

OTHER ASSETS LESS LIABILITIES-(0.46)%				(1,988,697)

NET ASSETS-100.00%				$434,127,628

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden 10.6%; France 9.0%; Japan 6.6%; Netherlands 5.5%; other countries less than 5% each: 19.0%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $65,784,142, which represented 15.15% of the Fund’s Net Assets.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-31.57%
U.S. Treasury Bills-13.95%(a)
U.S. Treasury Bills	5.24%	09/05/2023	$1,000,000	$999,422,222

U.S. Treasury Bills	5.22%-5.23%	09/21/2023	1,100,000	1,096,842,042

U.S. Treasury Bills	5.24%	10/17/2023	1,000,000	993,419,445

U.S. Treasury Bills	5.37%	11/24/2023	545,000	538,260,169

U.S. Treasury Bills	5.41%	12/12/2023	450,000	443,236,125

U.S. Treasury Bills	5.41%	12/26/2023	750,000	737,155,416

				4,808,335,419

U.S. Treasury Floating Rate Notes-17.62%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.55%	10/31/2024	1,839,000	1,837,123,880

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.61%	01/31/2025	2,063,000	2,064,038,880

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.58%	04/30/2025	1,675,000	1,675,717,313

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.54%	07/31/2025	500,000	499,614,911

				6,076,494,984

Total U.S. Treasury Securities (Cost $10,884,830,403)				10,884,830,403

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-31.57% (Cost $10,884,830,403)				10,884,830,403

			Repurchase Amount
Repurchase Agreements-67.62%(c)
ABN AMRO Bank N.V., joint agreement dated 08/31/2023, aggregate maturing value of $450,066,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.50% - 4.13%; 08/15/2025 - 05/15/2042)	5.30%	09/01/2023	250,036,806	250,000,000

Citigroup Global Markets, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,090; 3.75% - 4.38%; 08/31/2028 - 08/31/2030)	5.31%	09/01/2023	500,073,750	500,000,000

Citigroup Global Markets, Inc., joint term agreement dated 08/29/2023, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,048; 0.00% - 7.50%; 09/05/2023 - 08/15/2053)(d)	5.32%	09/05/2023	3,003,103,333	3,000,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2023, aggregate maturing value of $100,014,444 (collateralized by U.S. Treasury obligations valued at $102,000,080; 4.00%; 06/30/2028)	5.20%	09/01/2023	25,003,611	25,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2023, aggregate maturing value of $36,505,373,611 (collateralized by U.S. Treasury obligations valued at $36,505,373,762; 0.25% - 4.00%; 03/31/2024 - 02/15/2030)	5.30%	09/01/2023	8,501,251,389	8,500,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2023, aggregate maturing value of $8,001,177,778 (collateralized by U.S. Treasury obligations valued at $8,160,000,163; 0.00% - 4.00%; 09/14/2023 - 07/15/2032)	5.30%	09/01/2023	3,359,494,519	3,359,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/31/2023, maturing value of $750,110,417 (collateralized by U.S. Treasury obligations valued at $765,000,039; 2.00% - 3.00%; 02/15/2049 - 02/15/2050)	5.30%	09/01/2023	750,110,417	750,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Goldman Sachs & Co., agreement dated 08/31/2023, maturing value of $250,036,806 (collateralized by a U.S. Treasury obligation valued at $255,000,037; 2.38%; 02/29/2024)	5.30%	09/01/2023	$250,036,806	$250,000,000

ING Financial Markets, LLC, agreement dated 08/31/2023, maturing value of $200,029,444 (collateralized by U.S. Treasury obligations valued at $204,000,052; 0.00% - 4.75%; 12/15/2023 - 02/15/2053)	5.30%	09/01/2023	200,029,444	200,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,153,727 (collateralized by U.S. Treasury obligations valued at $1,020,690,818; 0.63% - 4.13%; 10/15/2024 - 11/15/2052)	5.30%	09/01/2023	500,076,472	500,002,860

ING Financial Markets, LLC, joint term agreement dated 07/26/2023, aggregate maturing value of $1,008,423,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,043; 0.00% - 7.63%; 10/03/2023 - 08/15/2052)	5.32%	09/21/2023	267,232,183	265,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $504,211,667 (collateralized by U.S. Treasury obligations valued at $510,000,121; 0.00% - 4.25%; 09/14/2023 - 08/15/2053)	5.32%	09/22/2023	252,105,833	250,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $806,620,444 (collateralized by U.S. Treasury obligations valued at $816,000,018; 0.00% - 7.63%; 09/26/2023 - 02/15/2053)	5.32%	09/21/2023	771,330,800	765,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/30/2023, aggregate maturing value of $350,368,087 (collateralized by U.S. Treasury obligations valued at $358,836,327; 0.00%; 05/15/2040 - 08/15/2046)(d)	5.32%	09/06/2023	100,105,134	100,001,688

Mitsubishi UFJ Trust & Banking Corp., agreement dated 08/31/2023, maturing value of $250,036,806 (collateralized by U.S. Treasury obligations valued at $255,000,015; 1.88% - 5.00%; 05/15/2037 - 08/15/2051)	5.30%	09/01/2023	250,036,806	250,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 07/26/2023, aggregate maturing value of $252,068,889 (collateralized by U.S. Treasury obligations valued at $255,000,056; 0.13% - 4.00%; 05/15/2024 - 08/15/2032)(d)	5.32%	09/21/2023	126,034,444	125,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $1,943,488,353 (collateralized by U.S. Treasury obligations valued at $1,985,832,101; 0.50% - 3.88%; 03/31/2025 - 11/15/2040)(d)	5.32%	09/06/2023	500,604,813	500,087,500

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 08/30/2023, maturing value of $100,103,250 (collateralized by a U.S. Treasury obligation valued at $102,030,179; 0.75%; 08/31/2026)(d)	5.31%	09/06/2023	100,103,250	100,000,000

Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2023, maturing value of $758,343,714 (collateralized by U.S. Treasury obligations valued at $776,136,774; 0.00% - 1.75%; 05/15/2037 - 11/15/2046)	5.31%	09/01/2023	758,343,714	758,231,875

Societe Generale, joint term agreement dated 08/30/2023, aggregate maturing value of $1,501,548,750 (collateralized by U.S. Treasury obligations valued at $1,530,000,031; 0.25% - 4.50%; 08/15/2024 - 05/15/2032)(d)	5.31%	09/06/2023	740,764,050	740,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $2,900,426,944 (collateralized by U.S. Treasury obligations valued at $2,958,000,059; 0.63% - 6.13%; 10/31/2024 - 05/15/2049)	5.30%	09/01/2023	1,112,285,214	1,112,121,485

Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,012,602,253 (collateralized by U.S. Treasury obligations valued at $1,068,100,137; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/01/2023	507,213,644	507,137,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,027,540,443 (collateralized by U.S. Treasury obligations valued at $1,078,271,700; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/05/2023	$512,571,266	$512,264,476

Total Repurchase Agreements (Cost $23,318,847,598)				23,318,847,598

TOTAL INVESTMENTS IN SECURITIES-99.19% (Cost $34,203,678,001)				34,203,678,001

OTHER ASSETS LESS LIABILITIES-0.81%				280,871,486

NET ASSETS-100.00%				$34,484,549,487

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-27.58%
U.S. Treasury Bills-12.45%(a)
U.S. Treasury Bills	5.42%	10/03/2023	$2,330,000	$2,318,971,335

U.S. Treasury Bills	4.12%	10/05/2023	50,000	49,813,236

U.S. Treasury Bills	5.29%	10/10/2023	525,000	522,042,500

U.S. Treasury Bills	5.32%	10/12/2023	970,000	964,200,208

U.S. Treasury Bills	5.24%	10/17/2023	100,000	99,341,945

U.S. Treasury Bills	5.31%	10/24/2023	1,825,000	1,810,974,875

U.S. Treasury Bills	5.34%	11/07/2023	700,000	693,160,415

U.S. Treasury Bills	5.14%	11/16/2023	105,000	103,890,500

U.S. Treasury Bills	5.39%	12/07/2023	485,000	478,139,270

U.S. Treasury Bills	5.29%	12/14/2023	50,000	49,255,389

U.S. Treasury Bills	5.43%	12/26/2023	1,970,000	1,936,152,457

U.S. Treasury Bills	5.19%	06/13/2024	1,105,000	1,061,721,447

				10,087,663,577

U.S. Treasury Floating Rate Notes-14.38%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	10/31/2023	679	679,406

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	5.34%	04/30/2024	1,648,000	1,647,205,837

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	07/31/2024	2,568,400	2,567,472,985

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.55%	10/31/2024	3,834,800	3,831,632,970

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.61%	01/31/2025	1,847,000	1,847,583,378

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.58%	04/30/2025	1,750,000	1,749,985,311

				11,644,559,887

U.S. Treasury Notes-0.75%
U.S. Treasury Notes	2.00%	04/30/2024	370,000	363,374,265

U.S. Treasury Notes	2.50%	04/30/2024	250,000	246,330,000

				609,704,265

Total U.S. Treasury Securities (Cost $22,341,927,729)				22,341,927,729

U.S. Government Sponsored Agency Securities-4.59%
Federal Farm Credit Bank (FFCB)-3.02%
Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	09/20/2023	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	12/15/2023	24,500	24,499,644

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	01/04/2024	229,000	229,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	5.36%	01/10/2024	75,500	75,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	01/25/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	02/05/2024	100,000	100,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	02/20/2024	80,000	80,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	02/23/2024	162,000	162,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	03/08/2024	95,000	95,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	03/15/2024	431,000	431,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	03/18/2024	$445,000	$445,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	04/04/2024	195,000	195,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	04/25/2024	345,000	345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	05/09/2024	160,000	160,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	05/24/2024	62,000	62,000,000

				2,443,999,644

Federal Home Loan Bank (FHLB)-1.38%(a)
Federal Home Loan Bank	5.01%	01/12/2024	213,000	209,230,669

Federal Home Loan Bank	5.02%	02/09/2024	926,000	906,204,692

				1,115,435,361

U.S. International Development Finance Corp. (DFC)-0.19%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/11/2023	9,273	9,272,728

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.50%	09/13/2023	6,357	6,357,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.54%	09/13/2023	15,300	15,300,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/13/2023	10,444	10,444,447

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/13/2023	47,727	47,727,274

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	06/15/2025	9,600	9,600,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/15/2025	2,368	2,368,421

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.48%	09/15/2026	5,417	5,416,667

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/15/2026	3,250	3,250,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	02/15/2028	10,000	10,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	10/15/2030	6,444	6,444,444

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/13/2023	30,375	30,375,000

				156,555,981

Total U.S. Government Sponsored Agency Securities (Cost $3,715,990,986)				3,715,990,986

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-32.17% (Cost $26,057,918,715)				26,057,918,715

			Repurchase Amount
Repurchase Agreements-65.67%(c)
ABN AMRO Bank N.V., joint agreement dated 08/31/2023, aggregate maturing value of $450,066,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.50% - 4.13%; 08/15/2025 - 05/15/2042)	5.30%	09/01/2023	200,029,444	200,000,000

Bank of Nova Scotia, joint agreement dated 08/31/2023, aggregate maturing value of $2,350,345,972 (collateralized by agency mortgage-backed securities valued at $2,397,000,469; 2.00% - 6.50%; 09/01/2027 - 08/20/2053)	5.30%	09/01/2023	1,225,180,347	1,225,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BofA Securities, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $1,750,257,639 (collateralized by agency mortgage-backed securities valued at $1,785,000,000; 1.50% - 9.00%; 09/01/2023 - 02/01/2057)	5.30%	09/01/2023	$904,808,814	$904,675,626

CIBC World Markets Corp., joint term agreement dated 07/27/2023, aggregate maturing value of $1,714,068,444 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $1,734,000,020; 0.00% - 7.00%; 03/01/2027 - 08/20/2069)(d)	5.32%	09/21/2023	1,507,371,956	1,495,000,000

Citigroup Global Markets, Inc., agreement dated 08/31/2023, maturing value of $300,044,250 (collateralized by U.S. Treasury obligations valued at $306,000,082; 0.50% - 3.88%; 03/31/2025 - 06/30/2028)	5.31%	09/01/2023	300,044,250	300,000,000

Citigroup Global Markets, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,090; 3.75% - 4.38%; 08/31/2028 - 08/31/2030)	5.31%	09/01/2023	1,500,221,250	1,500,000,000

Citigroup Global Markets, Inc., joint term agreement dated 08/29/2023, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,048; 0.00% - 7.50%; 09/05/2023 - 08/15/2053)(d)	5.32%	09/05/2023	4,504,655,000	4,500,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2023, aggregate maturing value of $100,014,444 (collateralized by U.S. Treasury obligations valued at $102,000,080; 4.00%; 06/30/2028)	5.20%	09/01/2023	75,010,833	75,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2023, aggregate maturing value of $36,505,373,611 (collateralized by U.S. Treasury obligations valued at $36,505,373,762; 0.25% - 4.00%; 03/31/2024 - 02/15/2030)	5.30%	09/01/2023	21,003,091,667	21,000,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2023, maturing value of $745,109,888 (collateralized by U.S. government sponsored agency obligations a U.S. Treasury obligation valued at $759,900,049; 1.04% - 5.65%; 12/15/2023 - 06/26/2028)	5.31%	09/01/2023	745,109,888	745,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2023, aggregate maturing value of $8,001,177,778 (collateralized by U.S. Treasury obligations valued at $8,160,000,163; 0.00% - 4.00%; 09/14/2023 - 07/15/2032)	5.30%	09/01/2023	3,900,574,167	3,900,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/31/2023, maturing value of $750,110,417 (collateralized by U.S. Treasury obligations valued at $765,000,064; 1.38% - 3.00%; 02/15/2049 - 08/15/2052)	5.30%	09/01/2023	750,110,417	750,000,000

Goldman Sachs & Co., agreement dated 08/31/2023, maturing value of $250,036,806 (collateralized by U.S. Treasury obligations valued at $255,000,001; 0.00% - 6.25%; 02/29/2024 - 02/15/2043)	5.30%	09/01/2023	250,036,806	250,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,153,727 (collateralized by U.S. Treasury obligations valued at $1,020,690,818; 0.63% - 4.13%; 10/15/2024 - 11/15/2052)	5.30%	09/01/2023	500,077,256	500,003,644

ING Financial Markets, LLC, joint term agreement dated 07/26/2023, aggregate maturing value of $1,008,423,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,043; 0.00% - 7.63%; 10/03/2023 - 08/15/2052)	5.32%	09/21/2023	504,211,667	500,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $1,008,275,556 (collateralized by agency mortgage-backed securities valued at $1,020,000,001; 1.50% - 7.50%; 03/01/2028 -09/01/2057)	5.32%	09/21/2023	932,654,889	925,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $504,211,667 (collateralized by U.S. Treasury obligations valued at $510,000,121; 0.00% - 4.25%; 09/14/2023 - 08/15/2053)	5.32%	09/22/2023	252,105,833	250,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $705,792,889 (collateralized by U.S. Treasury obligations valued at $714,000,031; 0.00% - 4.63%; 09/07/2023 - 08/15/2052)	5.32%	09/21/2023	640,254,978	635,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $806,620,444 (collateralized by agency mortgage-backed securities valued at $816,000,001; 1.50% - 8.00%; 09/01/2029 - 05/01/2058)	5.32%	09/21/2023	236,944,756	235,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

ING Financial Markets, LLC, term agreement dated 07/27/2023, maturing value of $201,655,111 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 8.00%; 03/17/2031 - 08/01/2053)	5.32%	09/21/2023	$201,655,111	$200,000,000

ING Financial Markets, LLC, term agreement dated 07/27/2023, maturing value of $504,211,667 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 8.00%; 09/01/2029 - 02/01/2057)	5.32%	09/22/2023	504,211,667	500,000,000

ING Financial Markets, LLC, term agreement dated 07/28/2023, maturing value of $201,628,611 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.50%; 07/01/2033 - 05/01/2058)	5.33%	09/21/2023	201,628,611	200,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/02/2023 (collateralized by agency mortgage-backed securities valued at $918,000,005; 1.25% - 6.39%; 03/25/2025 - 09/16/2063)(e)	5.31%	09/01/2023	788,593,992	785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/30/2023, aggregate maturing value of $350,368,087 (collateralized by U.S. Treasury obligations valued at $358,836,327; 0.00%; 05/15/2040 - 08/15/2046)(d)	5.32%	09/06/2023	170,176,456	170,000,600

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 07/26/2023, aggregate maturing value of $252,068,889 (collateralized by U.S. Treasury obligations valued at $255,000,056; 0.13% - 4.00%; 05/15/2024 -08/15/2032)(d)	5.32%	09/21/2023	126,034,444	125,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $1,943,488,353 (collateralized by U.S. Treasury obligations valued at $1,985,832,101; 0.50% - 3.88%; 03/31/2025 -11/15/2040)(d)	5.32%	09/06/2023	1,333,357,859	1,331,980,000

Prudential Insurance Co. of America, agreement dated 08/31/2023, maturing value of $140,319,444 (collateralized by U.S. Treasury obligations valued at $143,901,190; 0.00%; 05/15/2037 - 08/15/2042)	5.31%	09/01/2023	140,319,444	140,298,750

RBC Dominion Securities Inc., joint agreement dated 08/31/2023, aggregate maturing value of $3,250,478,472 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $3,315,000,043; 0.00% - 6.24%; 09/19/2023 - 08/15/2053)	5.30%	09/01/2023	2,015,296,653	2,015,000,000

RBC Dominion Securities Inc., joint term agreement dated 07/27/2023, aggregate maturing value of $2,016,551,111 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,001; 0.00% -6.50%; 09/30/2024 - 09/01/2053)(d)	5.32%	09/21/2023	352,896,444	350,000,000

Royal Bank of Canada, term agreement dated 07/27/2023, maturing value of $1,008,275,556 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,063; 0.00% - 6.50%; 03/31/2025 - 09/01/2053)(d)	5.32%	09/21/2023	1,008,275,556	1,000,000,000

Societe Generale, joint term agreement dated 08/30/2023, aggregate maturing value of $1,501,548,750 (collateralized by U.S. Treasury obligations valued at $1,530,000,031; 0.25% - 4.50%; 08/15/2024 - 05/15/2032)(d)	5.31%	09/06/2023	475,490,438	475,000,000

Standard Chartered Bank, agreement dated 08/31/2023, maturing value of $2,750,404,861 (collateralized by U.S. Treasury obligations valued at $2,805,413,051; 0.00% - 5.50%; 09/12/2023 - 05/15/2053)	5.30%	09/01/2023	2,750,404,861	2,750,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $2,900,426,944 (collateralized by U.S. Treasury obligations valued at $2,958,000,059; 0.63% - 6.13%; 10/31/2024 - 05/15/2049)	5.30%	09/01/2023	765,451,880	765,339,205

TD Securities (USA) LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $500,516,250 (collateralized by agency mortgage-backed securities valued at $510,000,000; 2.00% - 6.00%; 06/01/2048 - 09/01/2053)(d)	5.31%	09/06/2023	275,283,938	275,000,000

Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,012,602,253 (collateralized by U.S. Treasury obligations valued at $1,068,100,137; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/01/2023	505,388,609	505,312,952

Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,027,540,443 (collateralized by U.S. Treasury obligations valued at $1,078,271,700; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/05/2023	514,969,177	514,660,953

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Wells Fargo Securities, LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $1,801,862,000 (collateralized by agency mortgage-backed securities valued at $1,836,000,000; 1.50% - 7.00%; 03/01/2025 - 09/01/2053)(d)	5.32%	09/06/2023	$1,216,256,850	$1,215,000,000

Total Repurchase Agreements (Cost $53,207,271,730)				53,207,271,730

TOTAL INVESTMENTS IN SECURITIES(f)-97.84% (Cost $79,265,190,445)				79,265,190,445

OTHER ASSETS LESS LIABILITIES-2.16%				1,751,915,792

NET ASSETS-100.00%				$81,017,106,237

Investment Abbreviations:

SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-110.50%
U.S. Treasury Bills-98.18%(a)
U.S. Treasury Bills	5.24%-5.28%	09/05/2023	$167,000	$166,903,191

U.S. Treasury Bills	5.25%-5.29%	09/07/2023	94,550	94,467,205

U.S. Treasury Bills	5.27%-5.30%	09/12/2023	169,600	169,328,080

U.S. Treasury Bills	5.22%	09/14/2023	50,100	50,006,810

U.S. Treasury Bills	5.30%-5.31%	09/19/2023	170,000	169,551,605

U.S. Treasury Bills	5.20%-5.29%	09/21/2023	59,000	58,829,410

U.S. Treasury Bills	5.31%-5.33%	09/26/2023	160,000	159,412,777

U.S. Treasury Bills	5.32%	09/28/2023	45,000	44,821,631

U.S. Treasury Bills	5.31%-5.32%	10/03/2023	196,000	195,163,248

U.S. Treasury Bills	5.31%	10/05/2023	65,000	64,675,919

U.S. Treasury Bills	5.29%-5.32%	10/10/2023	79,000	78,550,460

U.S. Treasury Bills	5.32%	10/12/2023	25,000	24,849,445

U.S. Treasury Bills	5.24%-5.32%	10/17/2023	60,000	59,596,861

U.S. Treasury Bills	5.31%-5.33%	10/24/2023	72,000	71,440,497

U.S. Treasury Bills	5.29%	10/31/2023	21,000	20,827,193

U.S. Treasury Bills	5.12%-5.34%	11/09/2023	18,100	17,918,799

U.S. Treasury Bills	5.36%	11/21/2023	8,000	7,905,140

U.S. Treasury Bills	5.29%	12/14/2023	5,000	4,925,539

U.S. Treasury Bills	5.40%	12/19/2023	46,000	45,261,131

U.S. Treasury Bills	5.43%	12/26/2023	9,000	8,845,357

U.S. Treasury Bills	5.37%	01/04/2024	20,000	19,636,201

U.S. Treasury Bills	5.39%	01/18/2024	4,200	4,114,862

U.S. Treasury Bills	5.39%	02/01/2024	10,500	10,265,674

U.S. Treasury Bills	4.61%-4.72%	03/21/2024	6,300	6,139,876

U.S. Treasury Bills	4.71%-4.79%	04/18/2024	14,500	14,078,914

U.S. Treasury Bills	5.19%	06/13/2024	1,000	960,834

U.S. Treasury Bills	5.38%	07/11/2024	3,000	2,866,177

				1,571,342,836

U.S. Treasury Floating Rate Notes-11.52%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	10/31/2023	30,000	30,000,085

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	5.40%	01/31/2024	11,000	10,999,159

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	5.34%	04/30/2024	13,000	12,989,073

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	07/31/2024	11,000	10,994,635

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.55%	10/31/2024	49,000	48,970,420

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.61%	01/31/2025	30,500	30,506,906

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.58%	04/30/2025	16,000	15,998,640

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.54%	07/31/2025	24,000	23,991,575

				184,450,493

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Notes-0.80%
U.S. Treasury Notes	0.88%	01/31/2024	$13,000	$12,795,676

TOTAL INVESTMENTS IN SECURITIES-110.50% (Cost $1,768,589,005)				1,768,589,005

OTHER ASSETS LESS LIABILITIES-(10.50)%				(168,022,473)

NET ASSETS-100.00%				$1,600,566,532

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2023

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,846,406,987	$241,086,618	$10,884,830,403	$26,057,918,715	$1,768,589,005

Repurchase agreements, at value and cost	368,200,672	195,029,707	23,318,847,598	53,207,271,730	-

Cash	10,091	1,576	911,226,033	2,507,869,327	74,363

Receivable for:
Fund shares sold	-	145,000	6,859,898	6,841,344	-

Interest	3,565,839	518,558	41,759,002	128,097,082	906,979

Fund expenses absorbed	47,605	16,290	-	-	59,847

Investment for trustee deferred compensation and retirement plans	2,774,946	744,586	1,669,454	760,411	81,685

Other assets	-	125,057	290,729	4,475,843	59,547

Total assets	2,221,006,140	437,667,392	35,165,483,117	81,913,234,452	1,769,771,426

Liabilities:
Payable for:
Investments purchased	-	-	512,264,476	514,660,953	162,243,540

Fund shares reacquired	-	736,198	7,001,043	4,919,167	-

Due to broker	-	-	1,940,625	2,446,875	-

Dividends	9,681,128	1,932,762	153,028,620	360,002,422	6,531,629

Accrued fees to affiliates	360,875	74,570	4,636,011	13,063,153	284,069

Accrued trustees’ and officers’ fees and benefits	4,162	2,709	38,862	82,609	3,790

Accrued operating expenses	11,448	9,066	164,154	34,560	50,213

Trustee deferred compensation and retirement plans	2,941,027	784,459	1,859,839	918,476	91,653

Total liabilities	12,998,640	3,539,764	680,933,630	896,128,215	169,204,894

Net assets applicable to shares outstanding	$2,208,007,500	$434,127,628	$34,484,549,487	$81,017,106,237	$1,600,566,532

Net assets consist of:
Shares of beneficial interest	$2,210,287,396	$434,669,510	$34,486,312,364	$81,043,246,411	$1,601,060,268

Distributable earnings (loss)	(2,279,896)	(541,882)	(1,762,877)	(26,140,174)	(493,736)

	$2,208,007,500	$434,127,628	$34,484,549,487	$81,017,106,237	$1,600,566,532

Net Assets:
Institutional Class	$2,186,548,484	$429,676,422	$28,835,239,242	$65,659,515,148	$1,483,131,716

Private Investment Class	$1,059,282	$665,717	$1,087,038,300	$972,195,095	$24,057,273

Personal Investment Class	$10,257	$94,652	$847,631,486	$86,709,117	$10,641

Cash Management Class	$1,709,324	$437,676	$178,755,972	$635,720,144	$10,362,415

Reserve Class	$135,650	$241,036	$616,192,376	$442,229,121	$73,984,387

Resource Class	$254,730	$401	$91,129,787	$165,917,647	$6,242,401

Corporate Class	$4,297,720	$3,011,724	$1,562,965,512	$295,514,451	$2,777,699

CAVU Securities Class	$13,992,053	$-	$1,265,596,812	$12,759,305,514	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Statement of Assets and Liabilities–(continued)

August 31, 2023

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,186,236,160	429,646,592	28,834,347,613	65,680,608,634	1,483,537,715

Private Investment Class	1,059,136	665,670	1,087,059,359	972,507,398	24,063,859

Personal Investment Class	10,256	94,645	847,649,009	86,736,971	10,644

Cash Management Class	1,709,089	437,645	178,753,912	635,924,359	10,363,915

Reserve Class	135,631	241,015	616,185,732	442,371,181	74,004,640

Resource Class	254,695	402	91,131,826	165,970,946	6,244,109

Corporate Class	4,297,128	3,011,512	1,562,964,412	295,609,381	2,778,459

CAVU Securities Class	13,990,223	-	1,265,610,253	12,763,404,252	-

Net asset value, offering and redemption price per share for each class	$1.0001	$1.0001	$1.00	$1.00	$1.00

Cost of Investments	$2,214,874,134	$436,120,021	$34,203,678,001	$79,265,190,445	$1,768,589,005

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2023

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Investment income:
Interest	$84,375,023	$16,299,464	$1,716,958,017	$3,683,596,458	$62,443,364

Expenses:
Advisory fees	2,742,194	553,292	56,529,728	80,926,610	1,795,574

Administrative services fees	799,670	162,811	16,836,024	36,311,534	627,152

Custodian fees	24,974	17,565	2,786,313	1,266,379	77,030

Distribution fees:
Private Investment Class	3,155	1,426	1,976,685	2,317,397	45,612

Personal Investment Class	55	529	2,683,175	240,832	48,056

Cash Management Class	1,364	360	204,576	567,559	2,526

Reserve Class	1,354	677	7,178,648	4,828,360	493,203

Resource Class	500	-	109,185	297,568	8,262

Corporate Class	926	326	441,138	369,665	1,534

Transfer agent fees	164,532	33,198	3,391,784	7,283,395	127,852

Trustees’ and officers’ fees and benefits	30,472	18,724	288,487	629,718	26,577

Registration and filing fees	107,075	105,126	1,323,580	2,371,637	113,293

Reports to shareholders	484	5,244	4,143	-	2,766

Professional services fees	58,124	70,864	398,792	455,162	54,018

Other	66,287	32,320	303,698	339,967	70,647

Total expenses	4,001,166	1,002,462	94,455,956	138,205,783	3,494,102

Less: Fees waived and expenses reimbursed	(696,537)	(334,345)	(13,877,429)	(84,156)	(332,997)

Net expenses	3,304,629	668,117	80,578,527	138,121,627	3,161,105

Net investment income	81,070,394	15,631,347	1,636,379,490	3,545,474,831	59,282,259

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	2,847	153	3,331,458	1,842,825	(315,693)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(22,559)	1,664	-	-	-

Net realized and unrealized gain (loss)	(19,712)	1,817	3,331,458	1,842,825	(315,693)

Net increase in net assets resulting from operations	$81,050,682	$15,633,164	$1,639,710,948	$3,547,317,656	$58,966,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2023 and 2022

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	2023	2022	2023	2022

Operations:
Net investment income	$81,070,394	$9,991,934	$15,631,347	$1,826,985

Net realized gain	2,847	3,959	153	624

Change in net unrealized appreciation (depreciation)	(22,559)	(406,836)	1,664	(5,126)

Net increase in net assets resulting from operations	81,050,682	9,589,057	15,633,164	1,822,483

Distributions to shareholders from distributable earnings:
Institutional Class	(80,699,792)	(9,973,378)	(15,532,523)	(1,657,807)

Private Investment Class	(43,207)	(6,754)	(19,712)	(1,550)

Personal Investment Class	(398)	(32)	(3,623)	(240)

Cash Management Class	(73,755)	(9,759)	(19,230)	(1,672)

Reserve Class	(5,393)	(378)	(2,735)	(130)

Resource Class	(10,560)	(1,017)	(18)	(3)

Corporate Class	(150,333)	(112)	(53,506)	(95)

CAVU Securities Class	(86,956)	(504)	-	-

Total distributions from distributable earnings	(81,070,394)	(9,991,934)	(15,631,347)	(1,661,497)

Return of capital:
Institutional Class	-	-	-	(165,120)

Private Investment Class	-	-	-	(154)

Personal Investment Class	-	-	-	(24)

Cash Management Class	-	-	-	(167)

Reserve Class	-	-	-	(13)

Resource Class	-	-	-	(1)

Corporate Class	-	-	-	(9)

Total return of capital	-	-	-	(165,488)

Total distributions	(81,070,394)	(9,991,934)	(15,631,347)	(1,826,985)

Share transactions-net:
Institutional Class	444,886,451	(614,280,688)	107,202,226	100,759,349

Private Investment Class	(13,637)	(1,818,407)	208,366	(147,861)

Personal Investment Class	10	-	3,243	(1,448)

Cash Management Class	(10,809)	(1,201,217)	68,628	(127,021)

Reserve Class	(39,355)	(40,550)	170,771	(16,775)

Resource Class	6,794	(114,240)	16	1

Corporate Class	4,275,706	(354)	2,990,408	64

CAVU Securities Class	13,891,649	1	-	-

Net increase (decrease) in net assets resulting from share transactions	462,996,809	(617,455,455)	110,643,658	100,466,309

Net increase (decrease) in net assets	462,977,097	(617,858,332)	110,645,475	100,461,807

Net assets:
Beginning of year	1,745,030,403	2,362,888,735	323,482,153	223,020,346

End of year	$2,208,007,500	$1,745,030,403	$434,127,628	$323,482,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2023 and 2022

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	2023	2022	2023	2022

Operations:
Net investment income	$1,636,379,490	$96,074,616	$3,545,474,831	$325,968,052

Net realized gain (loss)	3,331,458	(3,886,562)	1,842,825	(28,543,577)

Net increase in net assets resulting from operations	1,639,710,948	92,188,054	3,547,317,656	297,424,475

Distributions to shareholders from distributable earnings:
Institutional Class	(1,425,848,124)	(85,408,911)	(2,937,396,325)	(295,190,284)

Private Investment Class	(27,974,050)	(1,268,453)	(31,871,187)	(2,186,097)

Personal Investment Class	(18,833,514)	(1,167,413)	(1,724,597)	(110,536)

Cash Management Class	(10,262,717)	(1,843,731)	(28,870,727)	(3,324,668)

Reserve Class	(26,643,468)	(2,122,002)	(18,675,529)	(1,225,131)

Resource Class	(2,858,404)	(267,315)	(7,821,438)	(863,585)

Corporate Class	(66,239,040)	(1,170,294)	(54,893,700)	(2,699,107)

CAVU Securities Class	(57,720,173)	(2,826,497)	(464,221,328)	(20,368,644)

Total distributions from distributable earnings	(1,636,379,490)	(96,074,616)	(3,545,474,831)	(325,968,052)

Share transactions-net:
Institutional Class	7,411,651,408	4,330,861,644	4,490,547,363	11,726,491,208

Private Investment Class	705,232,421	78,001,581	394,333,067	72,215,877

Personal Investment Class	266,760,119	315,801,181	47,387,887	29,989,058

Cash Management Class	(216,057,236)	(57,379,422)	(506,942,746)	394,921,370

Reserve Class	(371,297,287)	119,769,440	(156,621,571)	190,502,067

Resource Class	13,734,527	24,190,011	30,913,371	17,158,805

Corporate Class	1,088,925,297	207,510,470	(247,224,939)	(539,261,258)

CAVU Securities Class	708,337,686	10,231,626	7,909,884,014	3,411,670,557

Net increase in net assets resulting from share transactions	9,607,286,935	5,028,986,531	11,962,276,446	15,303,687,684

Net increase in net assets	9,610,618,393	5,025,099,969	11,964,119,271	15,275,144,107

Net assets:
Beginning of year	24,873,931,094	19,848,831,125	69,052,986,966	53,777,842,859

End of year	$34,484,549,487	$24,873,931,094	$81,017,106,237	$69,052,986,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2023 and 2022

	Invesco Treasury Obligations Portfolio

	2023	2022

Operations:
Net investment income	$59,282,259	$4,933,278

Net realized gain (loss)	(315,693)	(129,607)

Net increase in net assets resulting from operations	58,966,566	4,803,671

Distributions to shareholders from distributable earnings:
Institutional Class	(55,729,583)	(4,768,439)

Private Investment Class	(733,670)	(48,742)

Personal Investment Class	(287,819)	(29,749)

Cash Management Class	(151,109)	(319)

Reserve Class	(1,944,055)	(71,516)

Resource Class	(236,076)	(360)

Corporate Class	(199,947)	(14,153)

Total distributions from distributable earnings	(59,282,259)	(4,933,278)

Share transactions-net:
Institutional Class	381,291,981	38,941,402

Private Investment Class	9,497,580	(78,490)

Personal Investment Class	(12,709,449)	8,907,420

Cash Management Class	10,285,327	(174,408)

Reserve Class	31,852,196	(32,341,061)

Resource Class	6,145,804	198

Corporate Class	(563,244)	(1,691,615)

Net increase in net assets resulting from share transactions	425,800,195	13,563,446

Net increase in net assets	425,484,502	13,433,839

Net assets:
Beginning of year	1,175,082,030	1,161,648,191

End of year	$1,600,566,532	$1,175,082,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Personal Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/23	$1.0002	$0.0390	$(0.0004)	$ 0.0386	$(0.0387)	$ -	$ -	$(0.0387)	$1.0001	3.93%	$ 10	0.73%	0.77%	3.89%
Year ended 08/31/22	1.0004	0.0029	(0.0002)	0.0027	(0.0029)	-	-	(0.0029)	1.0002	0.27	10	0.40	0.77	0.26
Year ended 08/31/21	1.0006	0.0004	(0.0005)	(0.0001)	(0.0001)	-	-	(0.0001)	1.0004	(0.01)	10	0.21	0.77	0.01
Year ended 08/31/20	1.0004	0.0081	(0.0008)	0.0073	(0.0071)	-	-	(0.0071)	1.0006	0.74	10	0.64	0.77	0.80
Year ended 08/31/19	1.0004	0.0182	0.0000	0.0182	(0.0182)	-	-	(0.0182)	1.0004	1.83	10	0.73	0.77	1.82
Invesco STIC Prime Portfolio
Year ended 08/31/23	1.0000	0.0369	0.0007	0.0376	(0.0375)	-	-	(0.0375)	1.0001	3.83	95	0.73	0.82	3.69
Year ended 08/31/22	1.0000	0.0029	(0.0000)	0.0029	(0.0026)	-	(0.0003)	(0.0029)	1.0000	0.29	91	0.37	0.83	0.39
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	93	0.13	0.85	0.01
Year ended 08/31/20	1.0001	0.0075	(0.0012)	0.0063	(0.0064)	-	-	(0.0064)	1.0000	0.65	395	0.59	0.81	0.75
Year ended 08/31/19	1.0001	0.0171	0.0001	0.0172	(0.0172)	-	-	(0.0172)	1.0001	1.73	441	0.73	0.80	1.71
Invesco Treasury Portfolio
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	3.81	847,631	0.73	0.77	3.83
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.26	580,831	0.36	0.76	0.24
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	265,106	0.10	0.76	0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.56	281,818	0.55	0.76	0.49
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.64	360,256	0.73	0.76	1.63
Invesco Government & Agency Portfolio
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	3.81	86,709	0.71	0.71	3.84
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.29	39,333	0.44	0.71	0.21
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	9,360	0.08	0.71	0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.58	13,530	0.50	0.70	0.50
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.66	15,992	0.71	0.71	1.65
Invesco Treasury Obligations Portfolio
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	3.68	11	0.73	0.75	3.67
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.23	12,718	0.42	0.76	0.17
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	3,813	0.10	0.76	0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.56	742	0.37	0.75	0.65
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.62	112	0.73	0.76	1.60

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Notes to Financial Statements

August 31, 2023

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

 The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.

 Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio and Invesco Treasury Obligations Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

 Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

 Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

 Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

 Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the “Rule”), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

 “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

 Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio may impose a fee upon the sale of shares. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.

 In July 2023, the U.S. Securities and Exchange Commission adopted amendments to the Rule. These amendments, among other changes, (i) remove redemption gates and remove the tie between weekly liquid asset minimum thresholds and liquidity fees, effective October 2, 2023; (ii) increase required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024; and (iii) require institutional money market funds to impose a mandatory liquidity fee when daily net redemptions exceed certain levels unless the amount of the fee determined by a Fund is less than 0.01% of the value of the shares redeemed, effective October 2, 2024.

 The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

 Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

 Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

 Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

 Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

29	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

 The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

 Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

 The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

 The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

 Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

 The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of

30	Short-Term Investments Trust

short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

 The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

 Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

 There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

 U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

 For the year ended August 31, 2023, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%

 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

 The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	–

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	–

 The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

 In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

31	Short-Term Investments Trust

 For the year ended August 31, 2023, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$ 696,537

Invesco STIC Prime Portfolio	334,345

Invesco Treasury Portfolio	13,877,429

Invesco Government & Agency Portfolio	84,156

Invesco Treasury Obligations Portfolio	332,997

 The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

 The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

 Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

 The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

 Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 As of August 31, 2023, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff

32	Short-Term Investments Trust

positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended August 31, 2023, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$ -	$15,017,260	$-

Invesco STIC Prime Portfolio	20,029,285	31,005,688	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2023 and 2022:

	2023	2022
	Ordinary Income*	Ordinary Income*	Return of Capital

Invesco Liquid Assets Portfolio	$81,070,394	$9,991,934	$ -

Invesco STIC Prime Portfolio	15,631,347	1,661,497	165,488

Invesco Treasury Portfolio	1,636,379,490	96,074,616	-

Invesco Government & Agency Portfolio	3,545,474,831	325,968,052	-

Invesco Treasury Obligations Portfolio	59,282,259	4,933,278	-

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets

Invesco Liquid Assets Portfolio	$ -	$(2,007,217)	$(266,475)	$(6,204)	$2,210,287,396	$2,208,007,500

Invesco STIC Prime Portfolio	-	(538,186)	(3,696)	-	434,669,510	434,127,628

Invesco Treasury Portfolio	121,708	(1,297,469)	(544,314)	(42,802)	34,486,312,364	34,484,549,487

Invesco Government & Agency Portfolio	1,223,802	(662,057)	-	(26,701,919)	81,043,246,411	81,017,106,237

Invesco Treasury Obligations Portfolio	52,291	(64,835)	(34,159)	(447,033)	1,601,060,268	1,600,566,532

 The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

 The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

33	Short-Term Investments Trust

 The Funds have a capital loss carryforward as of August 31, 2023, as follows:

	Short-Term	Long-Term
	Not Subject to	Not Subject to
Fund	Expiration	Expiration	Total*

Invesco Liquid Assets Portfolio	$ 6,204	$ -	$ 6,204

Invesco Treasury Portfolio	42,802	-	42,802

Invesco Government & Agency Portfolio	26,701,919	-	26,701,919

Invesco Treasury Obligations Portfolio	414,704	32,329	447,033

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2023
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Invesco Liquid Assets Portfolio	$2,214,874,134	$143,261	$(409,736)	$(266,475)

Invesco STIC Prime Portfolio	436,120,021	2,210	(5,906)	(3,696)

Invesco Treasury Portfolio	34,204,222,315	-	(544,314)	(544,314)

Invesco Treasury Obligations Portfolio	1,768,623,164	-	(34,159)	(34,159)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Government & Agency Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2023, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest

Invesco Liquid Assets Portfolio	$193,515	$ -	$(193,515)

Invesco STIC Prime Portfolio	41,958	(153)	(41,805)

Invesco Treasury Portfolio	-	-	-

Invesco Government & Agency Portfolio	-	-	-

Invesco Treasury Obligations Portfolio	-	-	-

NOTE 10–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	14,689,381,103	$14,692,392,767	16,021,220,223	$16,021,997,196

Private Investment Class	461	461	173	173

Cash Management Class	3,194	3,195	1	1

Reserve Class	74	74	7,065	7,068

Corporate Class	6,918,117	6,920,000	-	-

CAVU Securities Class	20,940,809	20,942,903	1	1

34	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	8,488,080	$8,489,799	331,500	$331,481

Private Investment Class	39,164	39,172	3,597	3,597

Personal Investment Class	10	10	-	-

Cash Management Class	68,982	68,996	5,971	5,971

Reserve Class	5,067	5,068	174	174

Resource Class	9,857	9,859	599	599

Corporate Class	130,854	130,878	70	70

CAVU Securities Class	20,195	20,197	-	-

Reacquired:
Institutional Class	(14,253,037,054)	(14,255,996,115)	(16,635,655,012)	(16,636,609,365)

Private Investment Class	(53,258)	(53,270)	(1,822,166)	(1,822,177)

Cash Management Class	(82,976)	(83,000)	(1,207,094)	(1,207,189)

Reserve Class	(44,488)	(44,497)	(47,789)	(47,792)

Resource Class	(3,064)	(3,065)	(114,803)	(114,839)

Corporate Class	(2,774,617)	(2,775,172)	(425)	(424)

CAVU Securities Class	(7,070,744)	(7,071,451)	-	-

Net increase (decrease) in share activity	462,939,766	$462,996,809	(617,277,915)	$(617,455,455)

(a)	54% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

35	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	1,869,976,252	$1,870,028,473	1,898,258,845	$1,898,293,281

Private Investment Class	611,125	611,137	66,475	66,475

Personal Investment Class	200,000	200,000	45	45

Cash Management Class	20 2,044	202,044	47,921	47,925

Reserve Class	169,984	170,001	1	1

Resource Class	1	1	-	-

Corporate Class	3,184,015	3,184,088	-	-

Issued as reinvestment of dividends:

Institutional Class	9,572,929	9,573,297	718,725	718,729

Private Investment Class	13,902	13,903	961	961

Personal Investment Class	3,243	3,243	131	131

Cash Management Class	10,701	10,702	351	351

Reserve Class	2,271	2,271	62	62

Resource Class	16	16	1	1

Corporate Class	40,528	40,531	64	64

Reacquired:

Institutional Class	(1,772,368,596)	(1,772,399,544)	(1,798,225,673)	(1,798,252,661)

Private Investment Class	(416,660)	(416,674)	(215,296)	(215,297)

Personal Investment Class	(200,000)	(200,000)	(1,624)	(1,624)

Cash Management Class	(144,115)	(144,118)	(175,291)	(175,297)

Reserve Class	(1,502)	(1,501)	(16,836)	(16,838)

Resource Class	(1)	(1)	-	-

Corporate Class	(234,201)	(234,211)	-	-

Net increase in share activity	110,621,936	$110,643,658	100,458,862	$100,466,309

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

36	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	274,406,114,953	$274,406,114,953	132,066,034,066	$132,066,034,066

Private Investment Class	1,927,265,025	1,927,265,025	1,001,410,898	1,001,410,898

Personal Investment Class	2,652,216,519	2,652,216,519	2,236,178,971	2,236,178,971

Cash Management Class	891,962,433	891,962,433	1,488,319,714	1,488,319,714

Reserve Class	4,059,561,441	4,059,561,441	3,559,612,942	3,559,612,942

Resource Class	289,292,340	289,292,340	215,964,855	215,964,855

Corporate Class	13,246,649,542	13,246,649,542	4,502,000,934	4,502,000,934

CAVU Securities Class	22,252,025,618	22,252,025,618	12,888,063,731	12,888,063,731

Issued as reinvestment of dividends:

Institutional Class	429,132,893	429,132,893	10,223,078	10,223,078

Private Investment Class	15,063,443	15,063,443	184,233	184,233

Personal Investment Class	11,951,452	11,951,452	398,914	398,914

Cash Management Class	9,757,614	9,757,614	1,071,516	1,071,516

Reserve Class	23,854,384	23,854,384	971,014	971,014

Resource Class	2,503,679	2,503,679	130,138	130,138

Corporate Class	27,110,572	27,110,572	261,029	261,029

CAVU Securities Class	28,156,470	28,156,470	1,880	1,880

Reacquired:

Institutional Class	(267,423,596,438)	(267,423,596,438)	(127,745,395,500)	(127,745,395,500)

Private Investment Class	(1,237,096,047)	(1,237,096,047)	(923,593,550)	(923,593,550)

Personal Investment Class	(2,397,407,852)	(2,397,407,852)	(1,920,776,704)	(1,920,776,704)

Cash Management Class	(1,117,777,283)	(1,117,777,283)	(1,546,770,652)	(1,546,770,652)

Reserve Class	(4,454,713,112)	(4,454,713,112)	(3,440,814,516)	(3,440,814,516)

Resource Class	(278,061,492)	(278,061,492)	(191,904,982)	(191,904,982)

Corporate Class	(12,184,834,817)	(12,184,834,817)	(4,294,751,493)	(4,294,751,493)

CAVU Securities Class	(21,571,844,402)	(21,571,844,402)	(12,877,833,985)	(12,877,833,985)

Net increase in share activity	9,607,286,935	$9,607,286,935	5,028,986,531	$5,028,986,531

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

37	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	676,317,844,983	$676,317,844,983	454,339,645,288	$454,339,645,288

Private Investment Class	2,772,830,810	2,772,830,810	1,778,974,054	1,778,974,054

Personal Investment Class	291,186,446	291,186,446	97,861,174	97,861,174

Cash Management Class	687,171,805	687,171,805	1,341,733,532	1,341,733,532

Reserve Class	1,637,403,110	1,637,403,110	2,373,222,673	2,373,222,673

Resource Class	1,746,682,416	1,746,682,416	1,481,464,937	1,481,464,937

Corporate Class	15,706,196,046	15,706,196,046	10,354,778,887	10,354,778,887

CAVU Securities Class	138,982,525,837	138,982,525,837	77,360,488,467	77,360,488,467

Issued as reinvestment of dividends:

Institutional Class	1,169,954,288	1,169,954,288	49,592,996	49,592,996

Private Investment Class	19,707,465	19,707,465	747,946	747,946

Personal Investment Class	1,370,472	1,370,472	55,691	55,691

Cash Management Class	5,398,766	5,398,766	463,867	463,867

Reserve Class	16,666,940	16,666,940	542,028	542,028

Resource Class	6,163,097	6,163,097	486,110	486,110

Corporate Class	30,430,600	30,430,600	1,161,309	1,161,309

CAVU Securities Class	269,901,724	269,901,724	7,176,754	7,176,754

Reacquired:

Institutional Class	(672,997,251,908)	(672,997,251,908)	(442,662,747,076)	(442,662,747,076)

Private Investment Class	(2,398,205,208)	(2,398,205,208)	(1,707,506,123)	(1,707,506,123)

Personal Investment Class	(245,169,031)	(245,169,031)	(67,927,807)	(67,927,807)

Cash Management Class	(1,199,513,317)	(1,199,513,317)	(947,276,029)	(947,276,029)

Reserve Class	(1,810,691,621)	(1,810,691,621)	(2,183,262,634)	(2,183,262,634)

Resource Class	(1,721,932,142)	(1,721,932,142)	(1,464,792,242)	(1,464,792,242)

Corporate Class	(15,983,851,585)	(15,983,851,585)	(10,895,201,454)	(10,895,201,454)

CAVU Securities Class	(131,342,543,547)	(131,342,543,547)	(73,955,994,664)	(73,955,994,664)

Net increase in share activity	11,962,276,446	$11,962,276,446	15,303,687,684	$15,303,687,684

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

38	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	5,169,670,586	$5,169,670,586	2,034,763,395	$2,034,763,395

Private Investment Class	17,710,953	17,710,953	4,862,034	4,862,034

Personal Investment Class	8,901,266	8,901,266	25,412,787	25,412,787

Cash Management Class	11,800,855	11,800,855	-	-

Reserve Class	203,740,500	203,740,500	237,156,939	237,156,939

Resource Class	87,877,408	87,877,408	891,607	891,607

Corporate Class	20,654,915	20,654,915	-	-

Issued as reinvestment of dividends:

Institutional Class	28,171,168	28,171,168	1,208,158	1,208,158

Private Investment Class	621,107	621,107	25,960	25,960

Personal Investment Class	271,902	271,902	13,163	13,163

Cash Management Class	108,074	108,074	185	185

Reserve Class	1,364,201	1,364,201	26,868	26,868

Resource Class	208,032	208,032	-	-

Corporate Class	184,948	184,948	8,385	8,385

Reacquired:

Institutional Class	(4,816,549,773)	(4,816,549,773)	(1,997,030,151)	(1,997,030,151)

Private Investment Class	(8,834,480)	(8,834,480)	(4,966,484)	(4,966,484)

Personal Investment Class	(21,882,617)	(21,882,617)	(16,518,530)	(16,518,530)

Cash Management Class	(1,623,602)	(1,623,602)	(174,593)	(174,593)

Reserve Class	(173,252,505)	(173,252,505)	(269,524,868)	(269,524,868)

Resource Class	(81,939,636)	(81,939,636)	(891,409)	(891,409)

Corporate Class	(21,403,107)	(21,403,107)	(1,700,000)	(1,700,000)

Net increase in share activity	425,800,195	$425,800,195	13,563,446	$13,563,446

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 38% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

39	Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2023, the related statements of operations for the year ended August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights of the Personal Investment Class for each of the five years in the period ended August 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2023 and each of the financial highlights of the Personal Investment Class for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas
October 23, 2023

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

40	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
Personal Investment Class	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,022.90	$3.72	$1,021.53	$3.72	0.73%
Invesco STIC Prime Portfolio	1,000.00	1,022.50	3.72	1,021.53	3.72	0.73
Invesco Treasury Portfolio	1,000.00	1,022.30	3.72	1,021.53	3.72	0.73
Invesco Government & Agency Portfolio	1,000.00	1,022.40	3.62	1,021.63	3.62	0.71
Invesco Treasury Obligations Portfolio	1,000.00	1,021.60	3.72	1,021.53	3.72	0.73

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2023 through August 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

41	Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Treasury Portfolio)

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc.

(Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the

42	Short-Term Investments Trust

nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

 The Board reviewed the services that may be provided to each Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which each Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B. Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to

43	Short-Term Investments Trust

address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other

44	Short-Term Investments Trust

client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding the Fund’s actual management fees and the levels of the Fund’s breakpoints in light of current asset levels. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s

Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and

45	Short-Term Investments Trust

sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Treasury Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The

Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of each Fund.

46	Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

 The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

 The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2023:

Federal and State Income Tax

	Business Interest Income*	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S Treasury Obligations*

Invesco Liquid Assets Portfolio	99.88%	0.00%	0.00%	0.00%	0.00%

Invesco STIC Prime Portfolio	99.67%	0.00%	0.00%	0.00%	0.00%

Invesco Treasury Portfolio	99.85%	0.00%	0.00%	0.00%	29.94%

Invesco Government & Agency Portfolio	99.71%	0.00%	0.00%	0.00%	29.47%

Invesco Treasury Obligations Portfolio	99.99%	0.00%	0.00%	0.00%	100.00%

*  The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified Short-Term Gains	Qualified Interest Income**

Invesco Liquid Assets Portfolio	$ -	0.00%

Invesco STIC Prime Portfolio	153	0.00%

Invesco Treasury Portfolio	-	99.85%

Invesco Government & Agency Portfolio	-	99.71%

Invesco Treasury Obligations Portfolio	-	99.99%

** The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

47	Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Chairman Emeritus, Invesco Ltd.; Trustee and Vice Chair, The Invesco Funds; and Member of Executive Board, SMU Cox School of Business

Formerly: Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Vice Chair, Investment Company Institute; Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			170	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee (2019) and Chair (August 2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	170	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	170	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); and Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	170	Insperity, Inc. (formerly known as Administaff) (human resources provider); Board Member of the regional board, First Financial Bank Texas; and Boad Member, First Financial Bankshares, Inc. Texas (FFIN)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management - Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			170	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; and Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	170	Blue Hills Bank; Member and Chairman, Bentley University, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	1998	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute	170	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			170	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non- profit legal advocacy); and Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); and Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury	170	None
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	170	None
Daniel S. Vandivort – 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management.	170	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America

T-3	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust; and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Melanie Ringold – 1975 Senior Vice President, Chief Legal Officer and Secretary	2023

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary, Invesco Investment Advisers LLC, Invesco Capital Markets, Inc.; Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Senior Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI SteelPath, Inc.; Secretary and Senior Vice President, Oppenheimer Acquisition Corp.; Secretary, SteelPath Funds Remediation LLC; and Secretary and Senior Vice President, Trinity Investment Management Corporation

Formerly: Assistant Secretary, Invesco Distributors, Inc.; Invesco Advisers, Inc. Invesco Investment Services, Inc., Invesco Capital Markets, Inc., Invesco Capital Management LLC and Invesco Investment Advisers LLC; and Assistant Secretary and Investment Vice President, Invesco Funds

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Chief Executive Officer, President and Executive Director, Invesco Ltd.; Senior Vice President, Invesco Group Services, Inc.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds and Trustee, Invesco Foundation, Inc.

Formerly: Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; and Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; and Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Tony Wong – 1973 Senior Vice President	2023

Senior Managing Director, Invesco Ltd.; Director, Chairman, Chief Executive Officer and President, Invesco Advisers, Inc.; Director and Chairman, Invesco Private Capital, Inc., INVESCO Private Capital Investments, Inc. and INVESCO Realty, Inc.; Director, Invesco Senior Secured Management, Inc.; President, Invesco Managed Accounts, LLC and SNW Asset Management Corporation; and Senior Vice President, The Invesco Funds

Formerly: Assistant Vice President, The Invesco Funds; and Vice President, Invesco Advisers, Inc.

			N/A	N/A
Stephanie C. Butcher – 1971 Senior Vice President	2023	Senior Managing Director, Invesco Ltd.; Senior Vice President, The Invesco Funds; Director and Chief Executive Officer, Invesco Asset Management Limited	N/A	N/A
Adrien Deberghes – 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds

Formerly: Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds;

Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; and Associate, Gaston Snow & Ely Bartlett

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1331 Spring Street NW, Suite 2500	11 Greenway Plaza	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Sidley Austin LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2005 Market Street, Suite 2600	787 Seventh Avenue	11 Greenway Plaza	2 Hanson Place
Philadelphia, PA 19103-7018	New York, NY 10019	Houston, TX 77046-1173	Brooklyn, NY 11217-1431

T-6	Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-6

Annual Report to Shareholders	August 31, 2023

Private Investment Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2023, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

2

Fund Data

Private Investment Class data as of 8/31/23

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	12 - 48 days	37 days	54 days	$1.1 million
Invesco STIC Prime[1]	1 - 9 days	6 days	8 days	665.7 thousand
Invesco Treasury[2]	3 - 34 days	9 days	101 days	1.1 billion
Invesco Government & Agency[2]	5 - 38 days	17 days	83 days	972.2 million
Invesco Treasury Obligations[2]	29 - 54 days	32 days	73 days	24.1 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

 Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

3	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/23
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
1 - 7	48.0%	80.0%	67.5%	63.6%	14.7%
8 - 30	7.9	9.1	6.9	4.3	36.8
31 - 60	11.1	10.9	2.9	7.1	28.0
61 - 90	9.7	0.0	1.6	1.0	4.3
91 - 180	18.5	0.0	3.4	5.3	6.7
181+	4.8	0.0	17.7	18.7	9.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

4	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-43.21%(a)
Asset Management & Custody Banks-0.45%
BofA Securities, Inc. (SOFR + 0.50%)(b)	5.90%	10/16/2023	$10,000	$10,004,191

Asset-Backed Securities - Consumer Receivables-1.57%
Old Line Funding LLC (SOFR + 0.45%) (CEP - Royal Bank of Canada)(b)(c)	5.94%	09/22/2023	25,000	25,002,830

Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)	5.71%	01/04/2024	10,000	9,802,145

				34,804,975

Asset-Backed Securities - Fully Supported Bank-1.81%
Anglesea Funding LLC (1 mo. OBFR + 0.22%) (Multi - CEP’s)(b)(c)(d)	5.66%	11/14/2023	40,000	40,001,962

Consumer Finance-1.80%
Toyota Finance Australia Ltd. (Australia)(d)	5.59%	10/19/2023	40,000	39,708,559

Diversified Banks-29.68%
Banco Santander S.A. (SOFR + 0.39%) (Spain)(b)(c)(d)	5.66%	09/01/2023	20,000	20,000,240

Banco Santander S.A. (Spain)(c)(d)	5.69%	11/16/2023	10,000	9,882,832

Barclays Bank PLC(c)(d)	5.57%	10/06/2023	40,000	39,784,120

Barclays Bank PLC (SOFR + 0.42%)(b)(c)(d)	5.76%	01/05/2024	10,000	10,004,638

Canadian Imperial Bank of Commerce(c)(d)	5.88%	06/17/2024	25,000	23,843,700

Citigroup Global Markets, Inc.(c)	5.71%	12/18/2023	40,000	39,324,927

DBS Bank Ltd. (Singapore)(c)(d)	5.71%	02/13/2024	50,000	48,715,344

Dexia Credit Local S.A. (France)(c)(d)	5.78%	02/12/2024	50,000	48,728,125

Dexia Credit Local S.A. (France)(c)(d)	5.78%	02/16/2024	10,000	9,739,271

Dexia Credit Local S.A. (France)(c)(d)	5.77%	03/04/2024	10,000	9,712,423

DNB Bank ASA (Norway)(c)(d)	5.15%	02/01/2024	25,000	24,412,768

DZ BANK AG Deutsche Zentral-Genossenschaftsbank (Germany)(c)(d)	5.42%	09/05/2023	30,000	29,977,837

HSBC Bank PLC (SOFR + 0.42%) (United Kingdom)(b)(c)(d)	5.76%	01/26/2024	50,000	50,012,610

ING (US) Funding LLC (SOFR + 0.46%)(b)(c)(d)	5.76%	09/29/2023	25,000	25,006,519

ING (US) Funding LLC(c)(d)	5.50%	11/03/2023	25,000	24,758,756

National Australia Bank Ltd. (Australia)(c)(d)	5.10%	11/02/2023	40,000	39,622,630

Nordea Bank Abp (SOFR + 0.34%) (Finland)(b)(c)(d)	5.64%	10/31/2023	5,000	5,001,369

Nordea Bank Abp (Finland)(c)(d)	5.73%	02/09/2024	25,000	24,381,700

Svenska Handelsbanken AB (Sweden)(c)(d)	5.54%	05/22/2024	50,000	47,917,174

Toronto-Dominion Bank (The) (Canada)(c)(d)	5.25%	01/26/2024	25,000	24,955,230

Toronto-Dominion Bank (The) (SOFR + 0.62%) (Canada)(b)(c)(d)	6.03%	04/26/2024	25,000	25,018,578

United Overseas Bank Ltd. (Singapore)(c)(d)	5.55%	11/03/2023	50,000	49,513,422

Westpac Banking Corp. (SOFR + 0.44%)(b)(c)(d)	5.84%	10/23/2023	25,000	25,010,462

				655,324,675

Diversified Capital Markets-3.83%
Glencove Funding LLC (CEP - Standard Chartered Bank)(c)(d)	5.61%	11/17/2023	40,000	39,527,060

UBS AG (SOFR + 0.35%)(b)(c)(d)	5.83%	11/15/2023	20,000	20,000,083

UBS AG (SOFR + 0.41%)(b)(c)(d)	5.87%	02/16/2024	25,000	24,999,743

				84,526,886

Specialized Finance-4.07%
Caisse des Depots et Consignations (France)(c)(d)	5.37%	10/06/2023	40,000	39,786,120

Great Bear Funding LLC (1 mo. OBFR + 0.40%) (CEP - Bank of Nova Scotia)(b)(d)	5.85%	02/13/2024	30,000	30,010,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Specialized Finance-(continued)
Great Bear Funding LLC (1 mo. OBFR + 0.40%) (CEP - Bank of Nova Scotia)(b)(d)	5.85%	02/13/2024	$20,000	$20,013,410

				89,810,285

Total Commercial Paper (Cost $954,485,987)				954,181,533

Certificates of Deposit-36.32%
BNP Paribas S.A. (France)(d)	5.31%	09/01/2023	21,000	21,000,000

Canadian Imperial Bank of Commerce (SOFR + 0.55%) (Canada)(b)(d)	6.05%	09/28/2023	25,000	25,006,805

Citibank N.A.	5.71%	01/02/2024	10,000	10,000,834

Cooperatieve Rabobank U.A. (Cayman Islands)(d)	5.30%	09/01/2023	51,000	51,000,000

DNB Bank ASA(d)	5.30%	09/01/2023	81,000	81,000,000

DZ BANK AG Deutsche Zentral-Genossenschaftsbank (Germany)(d)	5.30%	09/01/2023	76,000	76,000,000

Mizuho Bank Ltd.(d)	5.32%	09/01/2023	101,000	101,000,000

MUFG Bank Ltd.(d)	5.57%	10/20/2023	10,000	10,002,211

MUFG Bank Ltd.(d)	5.57%	10/27/2023	40,000	40,009,233

Nordea Bank Abp(d)	5.30%	09/01/2023	73,000	73,000,000

Oversea-Chinese Banking Corp. Ltd.(d)	5.57%	11/17/2023	25,000	24,998,518

Oversea-Chinese Banking Corp. Ltd. (SOFR + 0.40%) (Singapore)(b)(d)	5.83%	01/19/2024	32,000	32,006,742

Skandinaviska Enskilda Banken AB(d)	5.31%	09/01/2023	101,000	101,000,000

Svenska Handelsbanken AB(d)	5.30%	09/01/2023	56,000	56,000,000

Swedbank AB (SOFR + 0.42%) (Sweden)(b)(d)	5.91%	09/25/2023	50,000	50,010,614

Woori Bank(d)	5.38%	09/25/2023	50,000	50,000,498

Total Certificates of Deposit (Cost $801,997,476)				802,035,455

Variable Rate Demand Notes-4.09%(e)
Credit Enhanced-4.09%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	5.38%	04/01/2035	11,850	11,850,000

Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	5.30%	08/01/2045	67,040	67,040,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	5.92%	04/01/2047	9,000	8,999,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.40%	05/01/2037	2,300	2,300,000

Total Variable Rate Demand Notes (Cost $90,189,999)				90,189,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-83.62% (Cost $1,846,673,462)				1,846,406,987

			Repurchase Amount
Repurchase Agreements-16.68%(g)

BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $132,354,947; 0.00% - 12.07%; 06/01/2025 - 05/20/2072)(h)	5.45%	09/06/2023	20,021,194	20,000,000

BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $425,447,903 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $442,140,684; 0.00% - 11.94%; 02/15/2024 - 12/15/2072)(h)	5.42%	09/06/2023	50,052,694	50,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/31/2023, aggregate maturing value of $115,122,092 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $126,435,162; 0.00% -12.26%; 09/15/2024 - 10/16/2056)(h)	5.46%	09/07/2023	45,047,775	45,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BNP Paribas Securities Corp., joint term agreement dated 08/31/2023, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $199,521,030; 1.25% -9.56%; 06/20/2024 - 04/15/2081)(h)	5.40%	09/07/2023	$38,039,900	$38,000,000

BofA Securities, Inc., joint term agreement dated 08/31/2023, aggregate maturing value of $250,037,500 (collateralized by corporate obligations valued at $275,001,854; 2.25% - 10.38%; 03/01/2025 - 12/15/2036)(h)	5.40%	09/01/2023	20,003,000	20,000,000

Credit Agricole Corporate & Investment Bank, joint open agreement dated 02/17/2023 (collateralized by agency and non-agency asset-backed securities, corporate obligations, and non-agency mortgage-backed securities valued at $212,935,617; 1.13% - 9.38%; 09/27/2023 - 04/20/2062)(i)	5.40%	09/01/2023	15,069,758	15,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $420,000,102; 0.00%)	5.39%	09/01/2023	35,005,240	35,000,000

J.P. Morgan Securities LLC, joint open agreement dated 07/11/2023 (collateralized by corporate obligations and a non-agency asset-backed security valued at $192,499,943; 0.00% - 15.00%; 01/02/2024 - 06/30/2062)(i)	5.61%	09/01/2023	65,314,383	65,000,000

RBC Capital Markets LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $150,160,417 (collateralized by commercial paper, corporate obligations and non-agency asset-backed securities valued at $162,126,258; 0.00% - 13.25%; 09/15/2023 - 03/07/2082)(h)	5.50%	09/06/2023	15,016,042	15,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $62,597,474; 0.00% - 10.50%; 10/12/2023 - 03/25/2065)(i)	5.49%	09/01/2023	25,003,813	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,500 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,054; 0.63% - 6.00%; 05/15/2030 -06/20/2053)	5.31%	09/01/2023	40,206,602	40,200,672

Total Repurchase Agreements (Cost $368,200,672)				368,200,672

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.30% (Cost $2,214,874,134)				2,214,607,659

OTHER ASSETS LESS LIABILITIES-(0.30)%				(6,600,159)

NET ASSETS-100.00%				$2,208,007,500

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Liquid Assets Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $875,294,617, which represented 39.64% of the Fund’s Net Assets.

(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 13.3%; Japan: 8.6%; Singapore: 7.0%; Cananda: 6.7%; Netherland: 6.4%; other countries less than 5% each: 33.2%.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-37.62%
BNP Paribas S.A. (France)(a)	5.31%	09/01/2023	$4,000	$4,000,000

Cooperatieve Rabobank U.A. (Cayman Islands)(a)	5.30%	09/01/2023	19,000	19,000,000

Credit Industriel et Commercial (SOFR + 0.13%)(a)(b)	5.65%	09/08/2023	15,000	15,000,113

DNB Bank ASA(a)	5.30%	09/01/2023	19,000	19,000,000

DZ BANK AG Deutsche Zentral-Genossenschaftsbank (Germany)(a)	5.30%	09/01/2023	19,000	19,000,000

Mizuho Bank Ltd.(a)	5.32%	09/01/2023	19,000	19,000,000

Natixis S.A.(a)	5.50%	10/05/2023	8,000	7,998,816

Nordea Bank Abp(a)	5.30%	09/01/2023	12,000	12,000,000

Nordea Bank Abp (SOFR + 0.42%) (Finland)(a)(b)	5.64%	09/20/2023	2,300	2,300,408

Skandinaviska Enskilda Banken AB(a)	5.31%	09/01/2023	19,000	19,000,000

Svenska Handelsbanken AB(a)	5.30%	09/01/2023	19,000	19,000,000

Swedbank AB (SOFR + 0.41%) (Sweden)(a)(b)	5.57%	10/19/2023	8,000	8,002,978

Total Certificates of Deposit (Cost $163,300,407)				163,302,315

Commercial Paper-15.61%(c)
Asset-Backed Securities - Fully Supported-1.61%
Atlantic Asset Securitization LLC (SOFR + 0.15%) (CEP - Credit Agricole Corporate & Investment Bank S.A.)(a)(b)(d)	5.68%	09/11/2023	7,000	7,000,104

Asset-Backed Securities - Fully Supported Bank-4.12%
Anglesea Funding LLC (Multi - CEP’s)(a)(d)	5.50%	10/17/2023	5,000	4,964,796

Halkin Finance LLC (Multi - CEP’s)(a)(d)	5.40%	09/05/2023	5,000	4,996,303

Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(a)(d)	5.48%	10/16/2023	8,000	7,944,851

				17,905,950

Asset-Backed Securities - Multi-Purpose-1.83%
CAFCO LLC (CEP - Citibank, N.A.)(d)	5.44%	10/23/2023	8,000	7,936,423

Diversified Banks-3.96%
Lloyds Bank PLC (SOFR + 0.30%) (United Kingdom)(a)(b)	5.34%	09/05/2023	7,000	7,000,161

National Bank of Canada (Canada)(a)(d)	5.43%	10/11/2023	2,400	2,385,330

Nordea Bank Abp (SOFR + 0.34%) (Finland)(a)(b)(d)	5.51%	10/25/2023	5,000	5,001,478

Sumitomo Mitsui Trust Bank Ltd. (Singapore)(a)(d)	5.40%	09/05/2023	2,810	2,807,927

				17,194,896

Diversified Capital Markets-2.48%
Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(a)(d)	5.46%	09/14/2023	8,000	7,983,362

Pacific Life Short Term Funding LLC(d)	5.47%	10/20/2023	2,800	2,779,085

				10,762,447

Regional Banks-1.61%
Mitsubishi UFJ Trust & Banking Corp.(a)(d)	5.43%	09/15/2023	7,000	6,984,483

Total Commercial Paper (Cost $67,789,907)				67,784,303

Variable Rate Demand Notes-2.30%(e)
Credit Enhanced-2.30%
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(d)(f)	5.92%	04/01/2047	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.40%	05/01/2037	$5,000	$5,000,000

Total Variable Rate Demand Notes (Cost $10,000,000)				10,000,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-55.53% (Cost $241,090,314)				241,086,618

			Repurchase Amount
Repurchase Agreements-44.93%(g)

Bank of Nova Scotia, joint agreement dated 08/31/2023, aggregate maturing value of $2,350,345,972 (collateralized by agency mortgage-backed securities valued at $2,397,000,469; 2.00% - 6.50%; 09/01/2027 - 08/20/2053)	5.30%	09/01/2023	20,002,944	20,000,000

BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $132,354,947; 0.00% - 12.07%; 06/01/2025 - 05/20/2072)(h)	5.45%	09/06/2023	8,008,478	8,000,000

BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $425,447,903 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $442,140,684; 0.00% - 11.94%; 02/15/2024 - 12/15/2072)(h)	5.42%	09/06/2023	5,005,269	5,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/31/2023, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $199,521,030; 1.25% -9.56%; 06/20/2024 - 04/15/2081)(h)	5.40%	09/07/2023	15,015,750	15,000,000

BofA Securities, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $1,750,257,639 (collateralized by agency mortgage-backed securities valued at $1,785,000,000; 1.50% - 9.00%; 09/01/2023 - 02/01/2057)	5.30%	09/01/2023	20,002,944	20,000,000

BofA Securities, Inc., joint term agreement dated 08/31/2023, aggregate maturing value of $250,037,500 (collateralized by corporate obligations valued at $275,001,854; 2.25% -10.38%; 03/01/2025 - 12/15/2036)(h)	5.40%	09/01/2023	5,000,750	5,000,000

Citigroup Global Markets, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $400,059,000 (collateralized by U.S. Treasury obligations valued at $408,000,092; 0.00% - 0.88%; 01/31/2024 - 08/15/2052)	5.31%	09/01/2023	20,002,950	20,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $420,000,102; 0.00%)	5.39%	09/01/2023	15,002,246	15,000,000

J.P. Morgan Securities LLC, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,001; 0.75% - 7.50%; 09/15/2025 - 08/01/2053)	5.30%	09/01/2023	20,002,944	20,000,000

RBC Capital Markets LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $150,160,417 (collateralized by commercial paper, corporate obligations and non-agency asset-backed securities valued at $162,126,258; 0.00% - 13.25%; 09/15/2023 -03/07/2082)(h)	5.50%	09/06/2023	10,010,694	10,000,000

Societe Generale, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,222 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 2.50% - 5.00%; 03/01/2042 - 11/01/2052)	5.30%	09/01/2023	20,002,944	20,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $62,597,474; 0.00% - 10.50%; 10/12/2023 - 03/25/2065)(i)	5.49%	09/01/2023	5,000,763	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,500 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,054; 0.63% - 6.00%; 05/15/2030 - 06/20/2053)	5.31%	09/01/2023	$32,034,431	$32,029,707

Total Repurchase Agreements (Cost $195,029,707)				195,029,707

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.46% (Cost $436,120,021)				436,116,325

OTHER ASSETS LESS LIABILITIES-(0.46)%				(1,988,697)

NET ASSETS-100.00%				$434,127,628

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden 10.6%; France 9.0%; Japan 6.6%; Netherlands 5.5%; other countries less than 5% each: 19.0%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $65,784,142, which represented 15.15% of the Fund’s Net Assets.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-31.57%
U.S. Treasury Bills-13.95%(a)
U.S. Treasury Bills	5.24%	09/05/2023	$1,000,000	$999,422,222

U.S. Treasury Bills	5.22%-5.23%	09/21/2023	1,100,000	1,096,842,042

U.S. Treasury Bills	5.24%	10/17/2023	1,000,000	993,419,445

U.S. Treasury Bills	5.37%	11/24/2023	545,000	538,260,169

U.S. Treasury Bills	5.41%	12/12/2023	450,000	443,236,125

U.S. Treasury Bills	5.41%	12/26/2023	750,000	737,155,416

				4,808,335,419

U.S. Treasury Floating Rate Notes-17.62%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.55%	10/31/2024	1,839,000	1,837,123,880

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.61%	01/31/2025	2,063,000	2,064,038,880

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.58%	04/30/2025	1,675,000	1,675,717,313

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.54%	07/31/2025	500,000	499,614,911

				6,076,494,984

Total U.S. Treasury Securities (Cost $10,884,830,403)				10,884,830,403

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-31.57% (Cost $10,884,830,403)				10,884,830,403

			Repurchase Amount
Repurchase Agreements-67.62%(c)

ABN AMRO Bank N.V., joint agreement dated 08/31/2023, aggregate maturing value of $450,066,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.50% - 4.13%; 08/15/2025 - 05/15/2042)	5.30%	09/01/2023	250,036,806	250,000,000

Citigroup Global Markets, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,090; 3.75% - 4.38%; 08/31/2028 - 08/31/2030)	5.31%	09/01/2023	500,073,750	500,000,000

Citigroup Global Markets, Inc., joint term agreement dated 08/29/2023, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,048; 0.00% - 7.50%; 09/05/2023 - 08/15/2053)(d)	5.32%	09/05/2023	3,003,103,333	3,000,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2023, aggregate maturing value of $100,014,444 (collateralized by U.S. Treasury obligations valued at $102,000,080; 4.00%; 06/30/2028)	5.20%	09/01/2023	25,003,611	25,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2023, aggregate maturing value of $36,505,373,611 (collateralized by U.S. Treasury obligations valued at $36,505,373,762; 0.25% - 4.00%; 03/31/2024 - 02/15/2030)	5.30%	09/01/2023	8,501,251,389	8,500,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2023, aggregate maturing value of $8,001,177,778 (collateralized by U.S. Treasury obligations valued at $8,160,000,163; 0.00% - 4.00%; 09/14/2023 - 07/15/2032)	5.30%	09/01/2023	3,359,494,519	3,359,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/31/2023, maturing value of $750,110,417 (collateralized by U.S. Treasury obligations valued at $765,000,039; 2.00% - 3.00%; 02/15/2049 - 02/15/2050)	5.30%	09/01/2023	750,110,417	750,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Goldman Sachs & Co., agreement dated 08/31/2023, maturing value of $250,036,806 (collateralized by a U.S. Treasury obligation valued at $255,000,037; 2.38%; 02/29/2024)	5.30%	09/01/2023	$250,036,806	$250,000,000

ING Financial Markets, LLC, agreement dated 08/31/2023, maturing value of $200,029,444 (collateralized by U.S. Treasury obligations valued at $204,000,052; 0.00% - 4.75%; 12/15/2023 - 02/15/2053)	5.30%	09/01/2023	200,029,444	200,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,153,727 (collateralized by U.S. Treasury obligations valued at $1,020,690,818; 0.63% - 4.13%; 10/15/2024 - 11/15/2052)	5.30%	09/01/2023	500,076,472	500,002,860

ING Financial Markets, LLC, joint term agreement dated 07/26/2023, aggregate maturing value of $1,008,423,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,043; 0.00% - 7.63%; 10/03/2023 - 08/15/2052)	5.32%	09/21/2023	267,232,183	265,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $504,211,667 (collateralized by U.S. Treasury obligations valued at $510,000,121; 0.00% - 4.25%; 09/14/2023 - 08/15/2053)	5.32%	09/22/2023	252,105,833	250,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $806,620,444 (collateralized by U.S. Treasury obligations valued at $816,000,018; 0.00% - 7.63%; 09/26/2023 - 02/15/2053)	5.32%	09/21/2023	771,330,800	765,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/30/2023, aggregate maturing value of $350,368,087 (collateralized by U.S. Treasury obligations valued at $358,836,327; 0.00%; 05/15/2040 - 08/15/2046)(d)	5.32%	09/06/2023	100,105,134	100,001,688

Mitsubishi UFJ Trust & Banking Corp., agreement dated 08/31/2023, maturing value of $250,036,806 (collateralized by U.S. Treasury obligations valued at $255,000,015; 1.88% - 5.00%; 05/15/2037 - 08/15/2051)	5.30%	09/01/2023	250,036,806	250,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 07/26/2023, aggregate maturing value of $252,068,889 (collateralized by U.S. Treasury obligations valued at $255,000,056; 0.13% - 4.00%; 05/15/2024 - 08/15/2032)(d)	5.32%	09/21/2023	126,034,444	125,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $1,943,488,353 (collateralized by U.S. Treasury obligations valued at $1,985,832,101; 0.50% - 3.88%; 03/31/2025 - 11/15/2040)(d)	5.32%	09/06/2023	500,604,813	500,087,500

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 08/30/2023, maturing value of $100,103,250 (collateralized by a U.S. Treasury obligation valued at $102,030,179; 0.75%; 08/31/2026)(d)	5.31%	09/06/2023	100,103,250	100,000,000

Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2023, maturing value of $758,343,714 (collateralized by U.S. Treasury obligations valued at $776,136,774; 0.00% - 1.75%; 05/15/2037 - 11/15/2046)	5.31%	09/01/2023	758,343,714	758,231,875

Societe Generale, joint term agreement dated 08/30/2023, aggregate maturing value of $1,501,548,750 (collateralized by U.S. Treasury obligations valued at $1,530,000,031; 0.25% - 4.50%; 08/15/2024 - 05/15/2032)(d)	5.31%	09/06/2023	740,764,050	740,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $2,900,426,944 (collateralized by U.S. Treasury obligations valued at $2,958,000,059; 0.63% - 6.13%; 10/31/2024 - 05/15/2049)	5.30%	09/01/2023	1,112,285,214	1,112,121,485

Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,012,602,253 (collateralized by U.S. Treasury obligations valued at $1,068,100,137; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/01/2023	507,213,644	507,137,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,027,540,443 (collateralized by U.S. Treasury obligations valued at $1,078,271,700; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/05/2023	$512,571,266	$512,264,476

Total Repurchase Agreements (Cost $23,318,847,598)				23,318,847,598

TOTAL INVESTMENTS IN SECURITIES-99.19% (Cost $34,203,678,001)				34,203,678,001

OTHER ASSETS LESS LIABILITIES-0.81%				280,871,486

NET ASSETS-100.00%				$34,484,549,487

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-27.58%
U.S. Treasury Bills-12.45%(a)
U.S. Treasury Bills	5.42%	10/03/2023	$2,330,000	$2,318,971,335

U.S. Treasury Bills	4.12%	10/05/2023	50,000	49,813,236

U.S. Treasury Bills	5.29%	10/10/2023	525,000	522,042,500

U.S. Treasury Bills	5.32%	10/12/2023	970,000	964,200,208

U.S. Treasury Bills	5.24%	10/17/2023	100,000	99,341,945

U.S. Treasury Bills	5.31%	10/24/2023	1,825,000	1,810,974,875

U.S. Treasury Bills	5.34%	11/07/2023	700,000	693,160,415

U.S. Treasury Bills	5.14%	11/16/2023	105,000	103,890,500

U.S. Treasury Bills	5.39%	12/07/2023	485,000	478,139,270

U.S. Treasury Bills	5.29%	12/14/2023	50,000	49,255,389

U.S. Treasury Bills	5.43%	12/26/2023	1,970,000	1,936,152,457

U.S. Treasury Bills	5.19%	06/13/2024	1,105,000	1,061,721,447

				10,087,663,577

U.S. Treasury Floating Rate Notes-14.38%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	10/31/2023	679	679,406

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.08%)(b)	5.34%	04/30/2024	1,648,000	1,647,205,837

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	07/31/2024	2,568,400	2,567,472,985

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.55%	10/31/2024	3,834,800	3,831,632,970

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.61%	01/31/2025	1,847,000	1,847,583,378

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.58%	04/30/2025	1,750,000	1,749,985,311

				11,644,559,887

U.S. Treasury Notes-0.75%
U.S. Treasury Notes	2.00%	04/30/2024	370,000	363,374,265

U.S. Treasury Notes	2.50%	04/30/2024	250,000	246,330,000

				609,704,265

Total U.S. Treasury Securities (Cost $22,341,927,729)				22,341,927,729

U.S. Government Sponsored Agency Securities-4.59%
Federal Farm Credit Bank (FFCB)-3.02%
Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	09/20/2023	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	12/15/2023	24,500	24,499,644

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	01/04/2024	229,000	229,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	5.36%	01/10/2024	75,500	75,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	01/25/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	02/05/2024	100,000	100,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	02/20/2024	80,000	80,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	02/23/2024	162,000	162,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	03/08/2024	95,000	95,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	03/15/2024	431,000	431,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	03/18/2024	$445,000	$445,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	04/04/2024	195,000	195,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	04/25/2024	345,000	345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	05/09/2024	160,000	160,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	05/24/2024	62,000	62,000,000

				2,443,999,644

Federal Home Loan Bank (FHLB)-1.38%(a)
Federal Home Loan Bank	5.01%	01/12/2024	213,000	209,230,669

Federal Home Loan Bank	5.02%	02/09/2024	926,000	906,204,692

				1,115,435,361

U.S. International Development Finance Corp. (DFC)-0.19%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/11/2023	9,273	9,272,728

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.50%	09/13/2023	6,357	6,357,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.54%	09/13/2023	15,300	15,300,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/13/2023	10,444	10,444,447

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/13/2023	47,727	47,727,274

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	06/15/2025	9,600	9,600,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/15/2025	2,368	2,368,421

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.48%	09/15/2026	5,417	5,416,667

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/15/2026	3,250	3,250,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	02/15/2028	10,000	10,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	10/15/2030	6,444	6,444,444

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/13/2023	30,375	30,375,000

				156,555,981

Total U.S. Government Sponsored Agency Securities (Cost $3,715,990,986)				3,715,990,986

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-32.17% (Cost $26,057,918,715)				26,057,918,715

			Repurchase Amount
Repurchase Agreements-65.67%(c)

ABN AMRO Bank N.V., joint agreement dated 08/31/2023, aggregate maturing value of $450,066,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.50% - 4.13%; 08/15/2025 - 05/15/2042)	5.30%	09/01/2023	200,029,444	200,000,000

Bank of Nova Scotia, joint agreement dated 08/31/2023, aggregate maturing value of $2,350,345,972 (collateralized by agency mortgage-backed securities valued at $2,397,000,469; 2.00% - 6.50%; 09/01/2027 - 08/20/2053)	5.30%	09/01/2023	1,225,180,347	1,225,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BofA Securities, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $1,750,257,639 (collateralized by agency mortgage-backed securities valued at $1,785,000,000; 1.50% - 9.00%; 09/01/2023 - 02/01/2057)	5.30%	09/01/2023	$904,808,814	$904,675,626

CIBC World Markets Corp., joint term agreement dated 07/27/2023, aggregate maturing value of $1,714,068,444 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $1,734,000,020; 0.00% - 7.00%; 03/01/2027 - 08/20/2069)(d)	5.32%	09/21/2023	1,507,371,956	1,495,000,000

Citigroup Global Markets, Inc., agreement dated 08/31/2023, maturing value of $300,044,250 (collateralized by U.S. Treasury obligations valued at $306,000,082; 0.50% - 3.88%; 03/31/2025 - 06/30/2028)	5.31%	09/01/2023	300,044,250	300,000,000

Citigroup Global Markets, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,090; 3.75% - 4.38%; 08/31/2028 - 08/31/2030)	5.31%	09/01/2023	1,500,221,250	1,500,000,000

Citigroup Global Markets, Inc., joint term agreement dated 08/29/2023, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,048; 0.00% - 7.50%; 09/05/2023 - 08/15/2053)(d)	5.32%	09/05/2023	4,504,655,000	4,500,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2023, aggregate maturing value of $100,014,444 (collateralized by U.S. Treasury obligations valued at $102,000,080; 4.00%; 06/30/2028)	5.20%	09/01/2023	75,010,833	75,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2023, aggregate maturing value of $36,505,373,611 (collateralized by U.S. Treasury obligations valued at $36,505,373,762; 0.25% - 4.00%; 03/31/2024 - 02/15/2030)	5.30%	09/01/2023	21,003,091,667	21,000,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2023, maturing value of $745,109,888 (collateralized by U.S. government sponsored agency obligations a U.S. Treasury obligation valued at $759,900,049; 1.04% - 5.65%; 12/15/2023 - 06/26/2028)	5.31%	09/01/2023	745,109,888	745,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2023, aggregate maturing value of $8,001,177,778 (collateralized by U.S. Treasury obligations valued at $8,160,000,163; 0.00% - 4.00%; 09/14/2023 - 07/15/2032)	5.30%	09/01/2023	3,900,574,167	3,900,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/31/2023, maturing value of $750,110,417 (collateralized by U.S. Treasury obligations valued at $765,000,064; 1.38% - 3.00%; 02/15/2049 - 08/15/2052)	5.30%	09/01/2023	750,110,417	750,000,000

Goldman Sachs & Co., agreement dated 08/31/2023, maturing value of $250,036,806 (collateralized by U.S. Treasury obligations valued at $255,000,001; 0.00% - 6.25%; 02/29/2024 - 02/15/2043)	5.30%	09/01/2023	250,036,806	250,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,153,727 (collateralized by U.S. Treasury obligations valued at $1,020,690,818; 0.63% - 4.13%; 10/15/2024 - 11/15/2052)	5.30%	09/01/2023	500,077,256	500,003,644

ING Financial Markets, LLC, joint term agreement dated 07/26/2023, aggregate maturing value of $1,008,423,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,043; 0.00% - 7.63%; 10/03/2023 - 08/15/2052)	5.32%	09/21/2023	504,211,667	500,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $1,008,275,556 (collateralized by agency mortgage-backed securities valued at $1,020,000,001; 1.50% - 7.50%; 03/01/2028 -09/01/2057)	5.32%	09/21/2023	932,654,889	925,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $504,211,667 (collateralized by U.S. Treasury obligations valued at $510,000,121; 0.00% - 4.25%; 09/14/2023 - 08/15/2053)	5.32%	09/22/2023	252,105,833	250,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $705,792,889 (collateralized by U.S. Treasury obligations valued at $714,000,031; 0.00% - 4.63%; 09/07/2023 - 08/15/2052)	5.32%	09/21/2023	640,254,978	635,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $806,620,444 (collateralized by agency mortgage-backed securities valued at $816,000,001; 1.50% - 8.00%; 09/01/2029 - 05/01/2058)	5.32%	09/21/2023	236,944,756	235,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

ING Financial Markets, LLC, term agreement dated 07/27/2023, maturing value of $201,655,111 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 8.00%; 03/17/2031 - 08/01/2053)	5.32%	09/21/2023	$201,655,111	$200,000,000

ING Financial Markets, LLC, term agreement dated 07/27/2023, maturing value of $504,211,667 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 8.00%; 09/01/2029 - 02/01/2057)	5.32%	09/22/2023	504,211,667	500,000,000

ING Financial Markets, LLC, term agreement dated 07/28/2023, maturing value of $201,628,611 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.50%; 07/01/2033 - 05/01/2058)	5.33%	09/21/2023	201,628,611	200,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/02/2023 (collateralized by agency mortgage-backed securities valued at $918,000,005; 1.25% - 6.39%; 03/25/2025 - 09/16/2063)(e)	5.31%	09/01/2023	788,593,992	785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/30/2023, aggregate maturing value of $350,368,087 (collateralized by U.S. Treasury obligations valued at $358,836,327; 0.00%; 05/15/2040 - 08/15/2046)(d)	5.32%	09/06/2023	170,176,456	170,000,600

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 07/26/2023, aggregate maturing value of $252,068,889 (collateralized by U.S. Treasury obligations valued at $255,000,056; 0.13% - 4.00%; 05/15/2024 - 08/15/2032)(d)	5.32%	09/21/2023	126,034,444	125,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $1,943,488,353 (collateralized by U.S. Treasury obligations valued at $1,985,832,101; 0.50% - 3.88%; 03/31/2025 - 11/15/2040)(d)	5.32%	09/06/2023	1,333,357,859	1,331,980,000

Prudential Insurance Co. of America, agreement dated 08/31/2023, maturing value of $140,319,444 (collateralized by U.S. Treasury obligations valued at $143,901,190; 0.00%; 05/15/2037 - 08/15/2042)	5.31%	09/01/2023	140,319,444	140,298,750

RBC Dominion Securities Inc., joint agreement dated 08/31/2023, aggregate maturing value of $3,250,478,472 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $3,315,000,043; 0.00% - 6.24%; 09/19/2023 - 08/15/2053)	5.30%	09/01/2023	2,015,296,653	2,015,000,000

RBC Dominion Securities Inc., joint term agreement dated 07/27/2023, aggregate maturing value of $2,016,551,111 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,001; 0.00% - 6.50%; 09/30/2024 - 09/01/2053)(d)	5.32%	09/21/2023	352,896,444	350,000,000

Royal Bank of Canada, term agreement dated 07/27/2023, maturing value of $1,008,275,556 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,063; 0.00% - 6.50%; 03/31/2025 - 09/01/2053)(d)	5.32%	09/21/2023	1,008,275,556	1,000,000,000

Societe Generale, joint term agreement dated 08/30/2023, aggregate maturing value of $1,501,548,750 (collateralized by U.S. Treasury obligations valued at $1,530,000,031; 0.25% - 4.50%; 08/15/2024 - 05/15/2032)(d)	5.31%	09/06/2023	475,490,438	475,000,000

Standard Chartered Bank, agreement dated 08/31/2023, maturing value of $2,750,404,861 (collateralized by U.S. Treasury obligations valued at $2,805,413,051; 0.00% - 5.50%; 09/12/2023 - 05/15/2053)	5.30%	09/01/2023	2,750,404,861	2,750,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $2,900,426,944 (collateralized by U.S. Treasury obligations valued at $2,958,000,059; 0.63% - 6.13%; 10/31/2024 - 05/15/2049)	5.30%	09/01/2023	765,451,880	765,339,205

TD Securities (USA) LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $500,516,250 (collateralized by agency mortgage-backed securities valued at $510,000,000; 2.00% - 6.00%; 06/01/2048 - 09/01/2053)(d)	5.31%	09/06/2023	275,283,938	275,000,000

Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,012,602,253 (collateralized by U.S. Treasury obligations valued at $1,068,100,137; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/01/2023	505,388,609	505,312,952

Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,027,540,443 (collateralized by U.S. Treasury obligations valued at $1,078,271,700; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/05/2023	514,969,177	514,660,953

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Wells Fargo Securities, LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $1,801,862,000 (collateralized by agency mortgage-backed securities valued at $1,836,000,000; 1.50% - 7.00%; 03/01/2025 - 09/01/2053)(d)	5.32%	09/06/2023	$1,216,256,850	$1,215,000,000

Total Repurchase Agreements (Cost $53,207,271,730)				53,207,271,730

TOTAL INVESTMENTS IN SECURITIES(f)-97.84% (Cost $79,265,190,445)				79,265,190,445

OTHER ASSETS LESS LIABILITIES-2.16%				1,751,915,792

NET ASSETS-100.00%				$81,017,106,237

Investment Abbreviations:

SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-110.50%
U.S. Treasury Bills-98.18%(a)
U.S. Treasury Bills	5.24%-5.28%	09/05/2023	$167,000	$166,903,191

U.S. Treasury Bills	5.25%-5.29%	09/07/2023	94,550	94,467,205

U.S. Treasury Bills	5.27%-5.30%	09/12/2023	169,600	169,328,080

U.S. Treasury Bills	5.22%	09/14/2023	50,100	50,006,810

U.S. Treasury Bills	5.30%-5.31%	09/19/2023	170,000	169,551,605

U.S. Treasury Bills	5.20%-5.29%	09/21/2023	59,000	58,829,410

U.S. Treasury Bills	5.31%-5.33%	09/26/2023	160,000	159,412,777

U.S. Treasury Bills	5.32%	09/28/2023	45,000	44,821,631

U.S. Treasury Bills	5.31%-5.32%	10/03/2023	196,000	195,163,248

U.S. Treasury Bills	5.31%	10/05/2023	65,000	64,675,919

U.S. Treasury Bills	5.29%-5.32%	10/10/2023	79,000	78,550,460

U.S. Treasury Bills	5.32%	10/12/2023	25,000	24,849,445

U.S. Treasury Bills	5.24%-5.32%	10/17/2023	60,000	59,596,861

U.S. Treasury Bills	5.31%-5.33%	10/24/2023	72,000	71,440,497

U.S. Treasury Bills	5.29%	10/31/2023	21,000	20,827,193

U.S. Treasury Bills	5.12%-5.34%	11/09/2023	18,100	17,918,799

U.S. Treasury Bills	5.36%	11/21/2023	8,000	7,905,140

U.S. Treasury Bills	5.29%	12/14/2023	5,000	4,925,539

U.S. Treasury Bills	5.40%	12/19/2023	46,000	45,261,131

U.S. Treasury Bills	5.43%	12/26/2023	9,000	8,845,357

U.S. Treasury Bills	5.37%	01/04/2024	20,000	19,636,201

U.S. Treasury Bills	5.39%	01/18/2024	4,200	4,114,862

U.S. Treasury Bills	5.39%	02/01/2024	10,500	10,265,674

U.S. Treasury Bills	4.61%-4.72%	03/21/2024	6,300	6,139,876

U.S. Treasury Bills	4.71%-4.79%	04/18/2024	14,500	14,078,914

U.S. Treasury Bills	5.19%	06/13/2024	1,000	960,834

U.S. Treasury Bills	5.38%	07/11/2024	3,000	2,866,177

				1,571,342,836

U.S. Treasury Floating Rate Notes-11.52%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	10/31/2023	30,000	30,000,085

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	5.40%	01/31/2024	11,000	10,999,159

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	5.34%	04/30/2024	13,000	12,989,073

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	07/31/2024	11,000	10,994,635

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.55%	10/31/2024	49,000	48,970,420

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.61%	01/31/2025	30,500	30,506,906

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.58%	04/30/2025	16,000	15,998,640

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.54%	07/31/2025	24,000	23,991,575

				184,450,493

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Notes-0.80%
U.S. Treasury Notes	0.88%	01/31/2024	$13,000	$12,795,676

TOTAL INVESTMENTS IN SECURITIES-110.50% (Cost $1,768,589,005)				1,768,589,005

OTHER ASSETS LESS LIABILITIES-(10.50)%				(168,022,473)

NET ASSETS-100.00%				$1,600,566,532

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2023

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,846,406,987	$241,086,618	$10,884,830,403	$26,057,918,715	$1,768,589,005

Repurchase agreements, at value and cost	368,200,672	195,029,707	23,318,847,598	53,207,271,730	-

Cash	10,091	1,576	911,226,033	2,507,869,327	74,363

Receivable for:
Fund shares sold	-	145,000	6,859,898	6,841,344	-

Interest	3,565,839	518,558	41,759,002	128,097,082	906,979

Fund expenses absorbed	47,605	16,290	-	-	59,847

Investment for trustee deferred compensation and retirement plans	2,774,946	744,586	1,669,454	760,411	81,685

Other assets	-	125,057	290,729	4,475,843	59,547

Total assets	2,221,006,140	437,667,392	35,165,483,117	81,913,234,452	1,769,771,426

Liabilities:
Payable for:
Investments purchased	-	-	512,264,476	514,660,953	162,243,540

Fund shares reacquired	-	736,198	7,001,043	4,919,167	-

Due to broker	-	-	1,940,625	2,446,875	-

Dividends	9,681,128	1,932,762	153,028,620	360,002,422	6,531,629

Accrued fees to affiliates	360,875	74,570	4,636,011	13,063,153	284,069

Accrued trustees’ and officers’ fees and benefits	4,162	2,709	38,862	82,609	3,790

Accrued operating expenses	11,448	9,066	164,154	34,560	50,213

Trustee deferred compensation and retirement plans	2,941,027	784,459	1,859,839	918,476	91,653

Total liabilities	12,998,640	3,539,764	680,933,630	896,128,215	169,204,894

Net assets applicable to shares outstanding	$2,208,007,500	$434,127,628	$34,484,549,487	$81,017,106,237	$1,600,566,532

Net assets consist of:
Shares of beneficial interest	$2,210,287,396	$434,669,510	$34,486,312,364	$81,043,246,411	$1,601,060,268

Distributable earnings (loss)	(2,279,896)	(541,882)	(1,762,877)	(26,140,174)	(493,736)

	$2,208,007,500	$434,127,628	$34,484,549,487	$81,017,106,237	$1,600,566,532

Net Assets:
Institutional Class	$2,186,548,484	$429,676,422	$28,835,239,242	$65,659,515,148	$1,483,131,716

Private Investment Class	$1,059,282	$665,717	$1,087,038,300	$972,195,095	$24,057,273

Personal Investment Class	$10,257	$94,652	$847,631,486	$86,709,117	$10,641

Cash Management Class	$1,709,324	$437,676	$178,755,972	$635,720,144	$10,362,415

Reserve Class	$135,650	$241,036	$616,192,376	$442,229,121	$73,984,387

Resource Class	$254,730	$401	$91,129,787	$165,917,647	$6,242,401

Corporate Class	$4,297,720	$3,011,724	$1,562,965,512	$295,514,451	$2,777,699

CAVU Securities Class	$13,992,053	$-	$1,265,596,812	$12,759,305,514	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Statement of Assets and Liabilities–(continued)

August 31, 2023

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,186,236,160	429,646,592	28,834,347,613	65,680,608,634	1,483,537,715

Private Investment Class	1,059,136	665,670	1,087,059,359	972,507,398	24,063,859

Personal Investment Class	10,256	94,645	847,649,009	86,736,971	10,644

Cash Management Class	1,709,089	437,645	178,753,912	635,924,359	10,363,915

Reserve Class	135,631	241,015	616,185,732	442,371,181	74,004,640

Resource Class	254,695	402	91,131,826	165,970,946	6,244,109

Corporate Class	4,297,128	3,011,512	1,562,964,412	295,609,381	2,778,459

CAVU Securities Class	13,990,223	-	1,265,610,253	12,763,404,252	-

Net asset value, offering and redemption price per share for each class	$1.0001	$1.0001	$1.00	$1.00	$1.00

Cost of Investments	$2,214,874,134	$436,120,021	$34,203,678,001	$79,265,190,445	$1,768,589,005

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2023

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Investment income:
Interest	$84,375,023	$16,299,464	$1,716,958,017	$3,683,596,458	$62,443,364

Expenses:
Advisory fees	2,742,194	553,292	56,529,728	80,926,610	1,795,574

Administrative services fees	799,670	162,811	16,836,024	36,311,534	627,152

Custodian fees	24,974	17,565	2,786,313	1,266,379	77,030

Distribution fees:
Private Investment Class	3,155	1,426	1,976,685	2,317,397	45,612

Personal Investment Class	55	529	2,683,175	240,832	48,056

Cash Management Class	1,364	360	204,576	567,559	2,526

Reserve Class	1,354	677	7,178,648	4,828,360	493,203

Resource Class	500	-	109,185	297,568	8,262

Corporate Class	926	326	441,138	369,665	1,534

Transfer agent fees	164,532	33,198	3,391,784	7,283,395	127,852

Trustees’ and officers’ fees and benefits	30,472	18,724	288,487	629,718	26,577

Registration and filing fees	107,075	105,126	1,323,580	2,371,637	113,293

Reports to shareholders	484	5,244	4,143	-	2,766

Professional services fees	58,124	70,864	398,792	455,162	54,018

Other	66,287	32,320	303,698	339,967	70,647

Total expenses	4,001,166	1,002,462	94,455,956	138,205,783	3,494,102

Less: Fees waived and expenses reimbursed	(696,537)	(334,345)	(13,877,429)	(84,156)	(332,997)

Net expenses	3,304,629	668,117	80,578,527	138,121,627	3,161,105

Net investment income	81,070,394	15,631,347	1,636,379,490	3,545,474,831	59,282,259

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	2,847	153	3,331,458	1,842,825	(315,693)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(22,559)	1,664	-	-	-

Net realized and unrealized gain (loss)	(19,712)	1,817	3,331,458	1,842,825	(315,693)

Net increase in net assets resulting from operations	$81,050,682	$15,633,164	$1,639,710,948	$3,547,317,656	$58,966,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2023 and 2022

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	2023	2022	2023	2022

Operations:
Net investment income	$81,070,394	$9,991,934	$15,631,347	$1,826,985

Net realized gain	2,847	3,959	153	624

Change in net unrealized appreciation (depreciation)	(22,559)	(406,836)	1,664	(5,126)

Net increase in net assets resulting from operations	81,050,682	9,589,057	15,633,164	1,822,483

Distributions to shareholders from distributable earnings:
Institutional Class	(80,699,792)	(9,973,378)	(15,532,523)	(1,657,807)

Private Investment Class	(43,207)	(6,754)	(19,712)	(1,550)

Personal Investment Class	(398)	(32)	(3,623)	(240)

Cash Management Class	(73,755)	(9,759)	(19,230)	(1,672)

Reserve Class	(5,393)	(378)	(2,735)	(130)

Resource Class	(10,560)	(1,017)	(18)	(3)

Corporate Class	(150,333)	(112)	(53,506)	(95)

CAVU Securities Class	(86,956)	(504)	-	-

Total distributions from distributable earnings	(81,070,394)	(9,991,934)	(15,631,347)	(1,661,497)

Return of capital:
Institutional Class	-	-	-	(165,120)

Private Investment Class	-	-	-	(154)

Personal Investment Class	-	-	-	(24)

Cash Management Class	-	-	-	(167)

Reserve Class	-	-	-	(13)

Resource Class	-	-	-	(1)

Corporate Class	-	-	-	(9)

Total return of capital	-	-	-	(165,488)

Total distributions	(81,070,394)	(9,991,934)	(15,631,347)	(1,826,985)

Share transactions-net:
Institutional Class	444,886,451	(614,280,688)	107,202,226	100,759,349

Private Investment Class	(13,637)	(1,818,407)	208,366	(147,861)

Personal Investment Class	10	-	3,243	(1,448)

Cash Management Class	(10,809)	(1,201,217)	68,628	(127,021)

Reserve Class	(39,355)	(40,550)	170,771	(16,775)

Resource Class	6,794	(114,240)	16	1

Corporate Class	4,275,706	(354)	2,990,408	64

CAVU Securities Class	13,891,649	1	-	-

Net increase (decrease) in net assets resulting from share transactions	462,996,809	(617,455,455)	110,643,658	100,466,309

Net increase (decrease) in net assets	462,977,097	(617,858,332)	110,645,475	100,461,807

Net assets:
Beginning of year	1,745,030,403	2,362,888,735	323,482,153	223,020,346

End of year	$2,208,007,500	$1,745,030,403	$434,127,628	$323,482,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2023 and 2022

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	2023	2022	2023	2022

Operations:
Net investment income	$1,636,379,490	$96,074,616	$3,545,474,831	$325,968,052

Net realized gain (loss)	3,331,458	(3,886,562)	1,842,825	(28,543,577)

Net increase in net assets resulting from operations	1,639,710,948	92,188,054	3,547,317,656	297,424,475

Distributions to shareholders from distributable earnings:
Institutional Class	(1,425,848,124)	(85,408,911)	(2,937,396,325)	(295,190,284)

Private Investment Class	(27,974,050)	(1,268,453)	(31,871,187)	(2,186,097)

Personal Investment Class	(18,833,514)	(1,167,413)	(1,724,597)	(110,536)

Cash Management Class	(10,262,717)	(1,843,731)	(28,870,727)	(3,324,668)

Reserve Class	(26,643,468)	(2,122,002)	(18,675,529)	(1,225,131)

Resource Class	(2,858,404)	(267,315)	(7,821,438)	(863,585)

Corporate Class	(66,239,040)	(1,170,294)	(54,893,700)	(2,699,107)

CAVU Securities Class	(57,720,173)	(2,826,497)	(464,221,328)	(20,368,644)

Total distributions from distributable earnings	(1,636,379,490)	(96,074,616)	(3,545,474,831)	(325,968,052)

Share transactions-net:
Institutional Class	7,411,651,408	4,330,861,644	4,490,547,363	11,726,491,208

Private Investment Class	705,232,421	78,001,581	394,333,067	72,215,877

Personal Investment Class	266,760,119	315,801,181	47,387,887	29,989,058

Cash Management Class	(216,057,236)	(57,379,422)	(506,942,746)	394,921,370

Reserve Class	(371,297,287)	119,769,440	(156,621,571)	190,502,067

Resource Class	13,734,527	24,190,011	30,913,371	17,158,805

Corporate Class	1,088,925,297	207,510,470	(247,224,939)	(539,261,258)

CAVU Securities Class	708,337,686	10,231,626	7,909,884,014	3,411,670,557

Net increase in net assets resulting from share transactions	9,607,286,935	5,028,986,531	11,962,276,446	15,303,687,684

Net increase in net assets	9,610,618,393	5,025,099,969	11,964,119,271	15,275,144,107

Net assets:
Beginning of year	24,873,931,094	19,848,831,125	69,052,986,966	53,777,842,859

End of year	$34,484,549,487	$24,873,931,094	$81,017,106,237	$69,052,986,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2023 and 2022

	Invesco Treasury Obligations Portfolio

	2023	2022

Operations:
Net investment income	$59,282,259	$4,933,278

Net realized gain (loss)	(315,693)	(129,607)

Net increase in net assets resulting from operations	58,966,566	4,803,671

Distributions to shareholders from distributable earnings:
Institutional Class	(55,729,583)	(4,768,439)

Private Investment Class	(733,670)	(48,742)

Personal Investment Class	(287,819)	(29,749)

Cash Management Class	(151,109)	(319)

Reserve Class	(1,944,055)	(71,516)

Resource Class	(236,076)	(360)

Corporate Class	(199,947)	(14,153)

Total distributions from distributable earnings	(59,282,259)	(4,933,278)

Share transactions-net:
Institutional Class	381,291,981	38,941,402

Private Investment Class	9,497,580	(78,490)

Personal Investment Class	(12,709,449)	8,907,420

Cash Management Class	10,285,327	(174,408)

Reserve Class	31,852,196	(32,341,061)

Resource Class	6,145,804	198

Corporate Class	(563,244)	(1,691,615)

Net increase in net assets resulting from share transactions	425,800,195	13,563,446

Net increase in net assets	425,484,502	13,433,839

Net assets:
Beginning of year	1,175,082,030	1,161,648,191

End of year	$1,600,566,532	$1,175,082,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Private Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/23	$1.0002	$0.0414	$(0.0004)	$0.0410	$(0.0411)	$ -	$ -	$(0.0411)	$1.0001	4.18%	$ 1,059	0.48%	0.52%	4.14%
Year ended 08/31/22	1.0004	0.0037	(0.0002)	0.0035	(0.0037)	-	-	(0.0037)	1.0002	0.35	1,073	0.29	0.52	0.37
Year ended 08/31/21	1.0006	0.0001	(0.0002)	(0.0001)	(0.0001)	-	-	(0.0001)	1.0004	(0.01)	2,892	0.21	0.52	0.01
Year ended 08/31/20	1.0004	0.0098	(0.0006)	0.0092	(0.0090)	-	-	(0.0090)	1.0006	0.92	3,542	0.46	0.52	0.98
Year ended 08/31/19	1.0004	0.0207	(0.0000)	0.0207	(0.0207)	-	-	(0.0207)	1.0004	2.09	4,718	0.48	0.52	2.07
Invesco STIC Prime Portfolio
Year ended 08/31/23	1.0000	0.0394	0.0007	0.0401	(0.0400)	-	(0.0003)	(0.0400)	1.0001	4.09	666	0.48	0.57	3.94
Year ended 08/31/22	1.0000	0.0037	0.0000	0.0037	(0.0034)	-	-	(0.0037)	1.0000	0.37	457	0.27	0.58	0.50
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	605	0.13	0.60	0.01
Year ended 08/31/20	1.0001	0.0093	(0.0012)	0.0081	(0.0082)	-	-	(0.0082)	1.0000	0.82	1,276	0.41	0.56	0.93
Year ended 08/31/19	1.0001	0.0196	0.0001	0.0197	(0.0197)	-	-	(0.0197)	1.0001	1.99	1,348	0.48	0.55	1.96
Invesco Treasury Portfolio
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.06	1,087,038	0.48	0.52	4.08
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.34	381,789	0.26	0.51	0.34
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	(0.00)	-	(0.00)	1.00	0.01	303,848	0.10	0.51	0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	0.70	422,828	0.39	0.51	0.65
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.90	506,027	0.48	0.51	1.88
Invesco Government & Agency Portfolio
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.07	972,195	0.46	0.46	4.09
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.37	577,941	0.25	0.46	0.40
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	(0.00)	-	(0.00)	1.00	0.02	505,970	0.08	0.46	0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.72	582,082	0.38	0.45	0.62
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.92	532,585	0.46	0.46	1.90
Invesco Treasury Obligations Portfolio
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	-	-	(0.04)	1.00	3.99	24,057	0.43	0.45	3.97
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.33	14,565	0.25	0.46	0.34
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	14,645	0.10	0.46	0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.74	14,424	0.36	0.45	0.66
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	1.92	9,483	0.43	0.46	1.90

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Notes to Financial Statements

August 31, 2023

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

 The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.

 Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio and Invesco Treasury Obligations Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

 Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

 Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

 Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

 Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the “Rule”), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

 “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

 Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio may impose a fee upon the sale of shares. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.

 In July 2023, the U.S. Securities and Exchange Commission adopted amendments to the Rule. These amendments, among other changes, (i) remove redemption gates and remove the tie between weekly liquid asset minimum thresholds and liquidity fees, effective October 2, 2023; (ii) increase required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024; and (iii) require institutional money market funds to impose a mandatory liquidity fee when daily net redemptions exceed certain levels unless the amount of the fee determined by a Fund is less than

0.01% of the value of the shares redeemed, effective October 2, 2024.

 The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

 Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

 Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

 Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

 Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

29	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

 The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

 Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

 The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

 The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

 Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

 The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of

30	Short-Term Investments Trust

short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

 The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

 Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

 There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

 U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

 For the year ended August 31, 2023, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

 The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	-

 The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

 In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

31	Short-Term Investments Trust

 For the year ended August 31, 2023, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$ 696,537

Invesco STIC Prime Portfolio	334,345

Invesco Treasury Portfolio	13,877,429

Invesco Government & Agency Portfolio	84,156

Invesco Treasury Obligations Portfolio	332,997

 The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

 The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

 Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

 The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

 Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 As of August 31, 2023, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff

32	Short-Term Investments Trust

positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended August 31, 2023, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$-	$15,017,260	$-

Invesco STIC Prime Portfolio	20,029,285	31,005,688	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

 Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

 The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2023 and 2022:

	2023	2022
	Ordinary Income*	Ordinary Income*	Return of Capital

Invesco Liquid Assets Portfolio	$81,070,394	$9,991,934	$-

Invesco STIC Prime Portfolio	15,631,347	1,661,497	165,488

Invesco Treasury Portfolio	1,636,379,490	96,074,616	-

Invesco Government & Agency Portfolio	3,545,474,831	325,968,052	-

Invesco Treasury Obligations Portfolio	59,282,259	4,933,278	-

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets

Invesco Liquid Assets Portfolio	$ -	$(2,007,217)	$(266,475)	$(6,204)	$2,210,287,396	$2,208,007,500

Invesco STIC Prime Portfolio	-	(538,186)	(3,696)	-	434,669,510	434,127,628

Invesco Treasury Portfolio	121,708	(1,297,469)	(544,314)	(42,802)	34,486,312,364	34,484,549,487

Invesco Government & Agency Portfolio	1,223,802	(662,057)	-	(26,701,919)	81,043,246,411	81,017,106,237

Invesco Treasury Obligations Portfolio	52,291	(64,835)	(34,159)	(447,033)	1,601,060,268	1,600,566,532

 The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

 The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

33	Short-Term Investments Trust

 The Funds have a capital loss carryforward as of August 31, 2023, as follows:

	Short-Term	Long-Term
	Not Subject to	Not Subject to
Fund	Expiration	Expiration	Total*

Invesco Liquid Assets Portfolio	$ 6,204	$ -	$ 6,204

Invesco Treasury Portfolio	42,802	-	42,802

Invesco Government & Agency Portfolio	26,701,919	-	26,701,919

Invesco Treasury Obligations Portfolio	414,704	32,329	447,033

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2023
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Invesco Liquid Assets Portfolio	$ 2,214,874,134	$143,261	$(409,736)	$(266,475)

Invesco STIC Prime Portfolio	436,120,021	2,210	(5,906)	(3,696)

Invesco Treasury Portfolio	34,204,222,315	-	(544,314)	(544,314)

Invesco Treasury Obligations Portfolio	1,768,623,164	-	(34,159)	(34,159)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Government & Agency Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2023, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest

Invesco Liquid Assets Portfolio	$193,515	$ -	$(193,515)

Invesco STIC Prime Portfolio	41,958	(153)	(41,805)

Invesco Treasury Portfolio	-	-	-

Invesco Government & Agency Portfolio	-	-	-

Invesco Treasury Obligations Portfolio	-	-	-

NOTE 10–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	14,689,381,103	$14,692,392,767	16,021,220,223	$16,021,997,196

Private Investment Class	461	461	173	173

Cash Management Class	3,194	3,195	1	1

Reserve Class	74	74	7,065	7,068

Corporate Class	6,918,117	6,920,000	-	-

CAVU Securities Class	20,940,809	20,942,903	1	1

34	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	8,488,080	$8,489,799	331,500	$331,481

Private Investment Class	39,164	39,172	3,597	3,597

Personal Investment Class	10	10	-	-

Cash Management Class	68,982	68,996	5,971	5,971

Reserve Class	5,067	5,068	174	174

Resource Class	9,857	9,859	599	599

Corporate Class	130,854	130,878	70	70

CAVU Securities Class	20,195	20,197	-	-

Reacquired:
Institutional Class	(14,253,037,054)	(14,255,996,115)	(16,635,655,012)	(16,636,609,365)

Private Investment Class	(53,258)	(53,270)	(1,822,166)	(1,822,177)

Cash Management Class	(82,976)	(83,000)	(1,207,094)	(1,207,189)

Reserve Class	(44,488)	(44,497)	(47,789)	(47,792)

Resource Class	(3,064)	(3,065)	(114,803)	(114,839)

Corporate Class	(2,774,617)	(2,775,172)	(425)	(424)

CAVU Securities Class	(7,070,744)	(7,071,451)	-	-

Net increase (decrease) in share activity	462,939,766	$462,996,809	(617,277,915)	$(617,455,455)

(a)	54% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

35	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	1,869,976,252	$1,870,028,473	1,898,258,845	$1,898,293,281

Private Investment Class	611,125	611,137	66,475	66,475

Personal Investment Class	200,000	200,000	45	45

Cash Management Class	202,044	202,044	47,921	47,925

Reserve Class	169,984	170,001	1	1

Resource Class	1	1	-	-

Corporate Class	3,184,015	3,184,088	-	-

Issued as reinvestment of dividends:

Institutional Class	9,572,929	9,573,297	718,725	718,729

Private Investment Class	13,902	13,903	961	961

Personal Investment Class	3,243	3,243	131	131

Cash Management Class	10,701	10,702	351	351

Reserve Class	2,271	2,271	62	62

Resource Class	16	16	1	1

Corporate Class	40,528	40,531	64	64

Reacquired:

Institutional Class	(1,772,368,596)	(1,772,399,544)	(1,798,225,673)	(1,798,252,661)

Private Investment Class	(416,660)	(416,674)	(215,296)	(215,297)

Personal Investment Class	(200,000)	(200,000)	(1,624)	(1,624)

Cash Management Class	(144,115)	(144,118)	(175,291)	(175,297)

Reserve Class	(1,502)	(1,501)	(16,836)	(16,838)

Resource Class	(1)	(1)	-	-

Corporate Class	(234,201)	(234,211)	-	-

Net increase in share activity	110,621,936	$110,643,658	100,458,862	$100,466,309

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

36	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	274,406,114,953	$274,406,114,953	132,066,034,066	$132,066,034,066

Private Investment Class	1,927,265,025	1,927,265,025	1,001,410,898	1,001,410,898

Personal Investment Class	2,652,216,519	2,652,216,519	2,236,178,971	2,236,178,971

Cash Management Class	891,962,433	891,962,433	1,488,319,714	1,488,319,714

Reserve Class	4,059,561,441	4,059,561,441	3,559,612,942	3,559,612,942

Resource Class	289,292,340	289,292,340	215,964,855	215,964,855

Corporate Class	13,246,649,542	13,246,649,542	4,502,000,934	4,502,000,934

CAVU Securities Class	22,252,025,618	22,252,025,618	12,888,063,731	12,888,063,731

Issued as reinvestment of dividends:

Institutional Class	429,132,893	429,132,893	10,223,078	10,223,078

Private Investment Class	15,063,443	15,063,443	184,233	184,233

Personal Investment Class	11,951,452	11,951,452	398,914	398,914

Cash Management Class	9,757,614	9,757,614	1,071,516	1,071,516

Reserve Class	23,854,384	23,854,384	971,014	971,014

Resource Class	2,503,679	2,503,679	130,138	130,138

Corporate Class	27,110,572	27,110,572	261,029	261,029

CAVU Securities Class	28,156,470	28,156,470	1,880	1,880

Reacquired:

Institutional Class	(267,423,596,438)	(267,423,596,438)	(127,745,395,500)	(127,745,395,500)

Private Investment Class	(1,237,096,047)	(1,237,096,047)	(923,593,550)	(923,593,550)

Personal Investment Class	(2,397,407,852)	(2,397,407,852)	(1,920,776,704)	(1,920,776,704)

Cash Management Class	(1,117,777,283)	(1,117,777,283)	(1,546,770,652)	(1,546,770,652)

Reserve Class	(4,454,713,112)	(4,454,713,112)	(3,440,814,516)	(3,440,814,516)

Resource Class	(278,061,492)	(278,061,492)	(191,904,982)	(191,904,982)

Corporate Class	(12,184,834,817)	(12,184,834,817)	(4,294,751,493)	(4,294,751,493)

CAVU Securities Class	(21,571,844,402)	(21,571,844,402)	(12,877,833,985)	(12,877,833,985)

Net increase in share activity	9,607,286,935	$9,607,286,935	5,028,986,531	$5,028,986,531

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

37	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	676,317,844,983	$676,317,844,983	454,339,645,288	$454,339,645,288

Private Investment Class	2,772,830,810	2,772,830,810	1,778,974,054	1,778,974,054

Personal Investment Class	291,186,446	291,186,446	97,861,174	97,861,174

Cash Management Class	687,171,805	687,171,805	1,341,733,532	1,341,733,532

Reserve Class	1,637,403,110	1,637,403,110	2,373,222,673	2,373,222,673

Resource Class	1,746,682,416	1,746,682,416	1,481,464,937	1,481,464,937

Corporate Class	15,706,196,046	15,706,196,046	10,354,778,887	10,354,778,887

CAVU Securities Class	138,982,525,837	138,982,525,837	77,360,488,467	77,360,488,467

Issued as reinvestment of dividends:

Institutional Class	1,169,954,288	1,169,954,288	49,592,996	49,592,996

Private Investment Class	19,707,465	19,707,465	747,946	747,946

Personal Investment Class	1,370,472	1,370,472	55,691	55,691

Cash Management Class	5,398,766	5,398,766	463,867	463,867

Reserve Class	16,666,940	16,666,940	542,028	542,028

Resource Class	6,163,097	6,163,097	486,110	486,110

Corporate Class	30,430,600	30,430,600	1,161,309	1,161,309

CAVU Securities Class	269,901,724	269,901,724	7,176,754	7,176,754

Reacquired:

Institutional Class	(672,997,251,908)	(672,997,251,908)	(442,662,747,076)	(442,662,747,076)

Private Investment Class	(2,398,205,208)	(2,398,205,208)	(1,707,506,123)	(1,707,506,123)

Personal Investment Class	(245,169,031)	(245,169,031)	(67,927,807)	(67,927,807)

Cash Management Class	(1,199,513,317)	(1,199,513,317)	(947,276,029)	(947,276,029)

Reserve Class	(1,810,691,621)	(1,810,691,621)	(2,183,262,634)	(2,183,262,634)

Resource Class	(1,721,932,142)	(1,721,932,142)	(1,464,792,242)	(1,464,792,242)

Corporate Class	(15,983,851,585)	(15,983,851,585)	(10,895,201,454)	(10,895,201,454)

CAVU Securities Class	(131,342,543,547)	(131,342,543,547)	(73,955,994,664)	(73,955,994,664)

Net increase in share activity	11,962,276,446	$11,962,276,446	15,303,687,684	$15,303,687,684

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

38	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	5,169,670,586	$5,169,670,586	2,034,763,395	$2,034,763,395

Private Investment Class	17,710,953	17,710,953	4,862,034	4,862,034

Personal Investment Class	8,901,266	8,901,266	25,412,787	25,412,787

Cash Management Class	11,800,855	11,800,855	-	-

Reserve Class	203,740,500	203,740,500	237,156,939	237,156,939

Resource Class	87,877,408	87,877,408	891,607	891,607

Corporate Class	20,654,915	20,654,915	-	-

Issued as reinvestment of dividends:

Institutional Class	28,171,168	28,171,168	1,208,158	1,208,158

Private Investment Class	621,107	621,107	25,960	25,960

Personal Investment Class	271,902	271,902	13,163	13,163

Cash Management Class	108,074	108,074	185	185

Reserve Class	1,364,201	1,364,201	26,868	26,868

Resource Class	208,032	208,032	-	-

Corporate Class	184,948	184,948	8,385	8,385

Reacquired:

Institutional Class	(4,816,549,773)	(4,816,549,773)	(1,997,030,151)	(1,997,030,151)

Private Investment Class	(8,834,480)	(8,834,480)	(4,966,484)	(4,966,484)

Personal Investment Class	(21,882,617)	(21,882,617)	(16,518,530)	(16,518,530)

Cash Management Class	(1,623,602)	(1,623,602)	(174,593)	(174,593)

Reserve Class	(173,252,505)	(173,252,505)	(269,524,868)	(269,524,868)

Resource Class	(81,939,636)	(81,939,636)	(891,409)	(891,409)

Corporate Class	(21,403,107)	(21,403,107)	(1,700,000)	(1,700,000)

Net increase in share activity	425,800,195	$425,800,195	13,563,446	$13,563,446

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 38% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

39	Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2023, the related statements of operations for the year ended August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights of the Private Investment Class for each of the five years in the period ended August 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2023 and each of the financial highlights of the Private Investment Class for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas
October 23, 2023

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

40	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Private Investment Class	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(03/01/23)	(08/31/23)[1]	Period[2]	(08/31/23)	Period[2]	Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,024.10	$2.45	$1,022.79	$2.45	0.48%
Invesco STIC Prime Portfolio	1,000.00	1,023.80	2.45	1,022.79	2.45	0.48
Invesco Treasury Portfolio	1,000.00	1,023.60	2.45	1,022.79	2.45	0.48
Invesco Government & Agency Portfolio	1,000.00	1,023.70	2.35	1,022.89	2.35	0.46
Invesco Treasury Obligations Portfolio	1,000.00	1,023.10	2.19	1,023.04	2.19	0.43

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2023 through August 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

41	Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Treasury Portfolio)

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc.

(Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the

42	Short-Term Investments Trust

nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

 The Board reviewed the services that may be provided to each Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which each Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to

43	Short-Term Investments Trust

address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other

44	Short-Term Investments Trust

client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding the Fund’s actual management fees and the levels of the Fund’s breakpoints in light of current asset levels. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s

Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and

45	Short-Term Investments Trust

sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Treasury Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The

Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of each Fund.

46	Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

 The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

 The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2023:

Federal and State Income Tax

	Business Interest Income*	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S Treasury Obligations*

Invesco Liquid Assets Portfolio	99.88%	0.00%	0.00%	0.00%	0.00%

Invesco STIC Prime Portfolio	99.67%	0.00%	0.00%	0.00%	0.00%

Invesco Treasury Portfolio	99.85%	0.00%	0.00%	0.00%	29.94%

Invesco Government & Agency Portfolio	99.71%	0.00%	0.00%	0.00%	29.47%

Invesco Treasury Obligations Portfolio	99.99%	0.00%	0.00%	0.00%	100.00%

* The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified Short-Term Gains	Qualified Interest Income**

Invesco Liquid Assets Portfolio	$ -	0.00%

Invesco STIC Prime Portfolio	153	0.00%

Invesco Treasury Portfolio	-	99.85%

Invesco Government & Agency Portfolio	-	99.71%

Invesco Treasury Obligations Portfolio	-	99.99%

** The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

47	Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Chairman Emeritus, Invesco Ltd.; Trustee and Vice Chair, The Invesco Funds; and Member of Executive Board, SMU Cox School of Business

Formerly: Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Vice Chair, Investment Company Institute; Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			170	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee (2019) and Chair (August 2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	170	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	170	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); and Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	170	Insperity, Inc. (formerly known as Administaff) (human resources provider); Board Member of the regional board, First Financial Bank Texas; and Boad Member, First Financial Bankshares, Inc. Texas (FFIN)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management - Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			170	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; and Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	170	Blue Hills Bank; Member and Chairman, Bentley University, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	1998	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute	170	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			170	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); and Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); and Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury	170	None
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	170	None
Daniel S. Vandivort – 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management.	170	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America

T-3	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust; and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Melanie Ringold – 1975 Senior Vice President, Chief Legal Officer and Secretary	2023

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary, Invesco Investment Advisers LLC, Invesco Capital Markets, Inc.; Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Senior Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI SteelPath, Inc.; Secretary and Senior Vice President, Oppenheimer Acquisition Corp.; Secretary, SteelPath Funds Remediation LLC; and Secretary and Senior Vice President, Trinity Investment Management Corporation

Formerly: Assistant Secretary, Invesco Distributors, Inc.; Invesco Advisers, Inc. Invesco Investment Services, Inc., Invesco Capital Markets, Inc., Invesco Capital Management LLC and Invesco Investment Advisers LLC; and Assistant Secretary and Investment Vice President, Invesco Funds

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Chief Executive Officer, President and Executive Director, Invesco Ltd.; Senior Vice President, Invesco Group Services, Inc.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds and Trustee, Invesco Foundation, Inc.

Formerly: Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; and Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; and Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Tony Wong - 1973 Senior Vice President	2023

Senior Managing Director, Invesco Ltd.; Director, Chairman, Chief Executive Officer and President, Invesco Advisers, Inc.; Director and Chairman, Invesco Private Capital, Inc., INVESCO Private Capital Investments, Inc. and INVESCO Realty, Inc.; Director, Invesco Senior Secured Management, Inc.; President, Invesco Managed Accounts, LLC and SNW Asset Management Corporation; and Senior Vice President, The Invesco Funds

Formerly: Assistant Vice President, The Invesco Funds; and Vice President, Invesco Advisers, Inc.

			N/A	N/A
Stephanie C. Butcher - 1971 Senior Vice President	2023	Senior Managing Director, Invesco Ltd.; Senior Vice President, The Invesco Funds; Director and Chief Executive Officer, Invesco Asset Management Limited	N/A	N/A
Adrien Deberghes- 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom - 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Todd F. Kuehl - 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. - 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds

Formerly: Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds;

Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; and Associate, Gaston Snow & Ely Bartlett

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1331 Spring Street NW, Suite 2500	11 Greenway Plaza	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Sidley Austin LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2005 Market Street, Suite 2600	787 Seventh Avenue	11 Greenway Plaza	2 Hanson Place
Philadelphia, PA 19103-7018	New York, NY 10019	Houston, TX 77046-1173	Brooklyn, NY 11217-1431

T-6	Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-5

Annual Report to Shareholders	August 31, 2023

Reserve Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio Invesco STIC Prime Portfolio Invesco Treasury Portfolio Invesco Government & Agency Portfolio Invesco Treasury Obligations Portfolio

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2023, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

2

Fund Data

Reserve Class data as of 8/31/23

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	12 - 48 days	37 days	54 days	$135.7 thousand
Invesco STIC Prime[1]	1 - 9 days	6 days	8 days	241.0 thousand
Invesco Treasury[2]	3 - 34 days	9 days	101 days	616.2 million
Invesco Government & Agency[2]	5 - 38 days	17 days	83 days	442.2 million
Invesco Treasury Obligations[2]	29 - 54 days	32 days	73 days	74.0 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

 Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

3	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/23
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
1 - 7	48.0%	80.0%	67.5%	63.6%	14.7%
8 - 30	7.9	9.1	6.9	4.3	36.8
31 - 60	11.1	10.9	2.9	7.1	28.0
61 - 90	9.7	0.0	1.6	1.0	4.3
91 - 180	18.5	0.0	3.4	5.3	6.7
181+	4.8	0.0	17.7	18.7	9.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

4	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-43.21%(a)
Asset Management & Custody Banks-0.45%
BofA Securities, Inc. (SOFR + 0.50%)(b)	5.90%	10/16/2023	$10,000	$10,004,191

Asset-Backed Securities - Consumer Receivables-1.57%

Old Line Funding LLC (SOFR + 0.45%) (CEP - Royal Bank of Canada)(b)(c)	5.94%	09/22/2023	25,000	25,002,830
Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)	5.71%	01/04/2024	10,000	9,802,145
				34,804,975

Asset-Backed Securities - Fully Supported Bank-1.81%
Anglesea Funding LLC (1 mo. OBFR + 0.22%) (Multi - CEP’s)(b)(c)(d)	5.66%	11/14/2023	40,000	40,001,962

Consumer Finance-1.80%
Toyota Finance Australia Ltd. (Australia)(d)	5.59%	10/19/2023	40,000	39,708,559

Diversified Banks-29.68%

Banco Santander S.A. (SOFR + 0.39%) (Spain)(b)(c)(d)	5.66%	09/01/2023	20,000	20,000,240

Banco Santander S.A. (Spain)(c)(d)	5.69%	11/16/2023	10,000	9,882,832

Barclays Bank PLC(c)(d)	5.57%	10/06/2023	40,000	39,784,120

Barclays Bank PLC (SOFR + 0.42%)(b)(c)(d)	5.76%	01/05/2024	10,000	10,004,638

Canadian Imperial Bank of Commerce(c)(d)	5.88%	06/17/2024	25,000	23,843,700

Citigroup Global Markets, Inc.(c)	5.71%	12/18/2023	40,000	39,324,927

DBS Bank Ltd. (Singapore)(c)(d)	5.71%	02/13/2024	50,000	48,715,344

Dexia Credit Local S.A. (France)(c)(d)	5.78%	02/12/2024	50,000	48,728,125

Dexia Credit Local S.A. (France)(c)(d)	5.78%	02/16/2024	10,000	9,739,271

Dexia Credit Local S.A. (France)(c)(d)	5.77%	03/04/2024	10,000	9,712,423

DNB Bank ASA (Norway)(c)(d)	5.15%	02/01/2024	25,000	24,412,768

DZ BANK AG Deutsche Zentral-Genossenschaftsbank (Germany)(c)(d)	5.42%	09/05/2023	30,000	29,977,837

HSBC Bank PLC (SOFR + 0.42%) (United Kingdom)(b)(c)(d)	5.76%	01/26/2024	50,000	50,012,610

ING (US) Funding LLC (SOFR + 0.46%)(b)(c)(d)	5.76%	09/29/2023	25,000	25,006,519

ING (US) Funding LLC(c)(d)	5.50%	11/03/2023	25,000	24,758,756

National Australia Bank Ltd. (Australia)(c)(d)	5.10%	11/02/2023	40,000	39,622,630

Nordea Bank Abp (SOFR + 0.34%) (Finland)(b)(c)(d)	5.64%	10/31/2023	5,000	5,001,369

Nordea Bank Abp (Finland)(c)(d)	5.73%	02/09/2024	25,000	24,381,700

Svenska Handelsbanken AB (Sweden)(c)(d)	5.54%	05/22/2024	50,000	47,917,174

Toronto-Dominion Bank (The) (Canada)(c)(d)	5.25%	01/26/2024	25,000	24,955,230

Toronto-Dominion Bank (The) (SOFR + 0.62%) (Canada)(b)(c)(d)	6.03%	04/26/2024	25,000	25,018,578

United Overseas Bank Ltd. (Singapore)(c)(d)	5.55%	11/03/2023	50,000	49,513,422
Westpac Banking Corp. (SOFR + 0.44%)(b)(c)(d)	5.84%	10/23/2023	25,000	25,010,462
				655,324,675

Diversified Capital Markets-3.83%

Glencove Funding LLC (CEP - Standard Chartered Bank)(c)(d)	5.61%	11/17/2023	40,000	39,527,060

UBS AG (SOFR + 0.35%)(b)(c)(d)	5.83%	11/15/2023	20,000	20,000,083
UBS AG (SOFR + 0.41%)(b)(c)(d)	5.87%	02/16/2024	25,000	24,999,743
				84,526,886

Specialized Finance-4.07%

Caisse des Depots et Consignations (France)(c)(d)	5.37%	10/06/2023	40,000	39,786,120

Great Bear Funding LLC (1 mo. OBFR + 0.40%) (CEP - Bank of Nova Scotia)(b)(d)	5.85%	02/13/2024	30,000	30,010,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance-(continued)
Great Bear Funding LLC (1 mo. OBFR + 0.40%) (CEP - Bank of Nova Scotia)(b)(d)	5.85%	02/13/2024	$20,000	$20,013,410
				89,810,285
Total Commercial Paper (Cost $954,485,987)				954,181,533

Certificates of Deposit-36.32%

BNP Paribas S.A. (France)(d)	5.31%	09/01/2023	21,000	21,000,000

Canadian Imperial Bank of Commerce (SOFR + 0.55%) (Canada)(b)(d)	6.05%	09/28/2023	25,000	25,006,805

Citibank N.A.	5.71%	01/02/2024	10,000	10,000,834

Cooperatieve Rabobank U.A. (Cayman Islands)(d)	5.30%	09/01/2023	51,000	51,000,000

DNB Bank ASA(d)	5.30%	09/01/2023	81,000	81,000,000

DZ BANK AG Deutsche Zentral-Genossenschaftsbank (Germany)(d)	5.30%	09/01/2023	76,000	76,000,000

Mizuho Bank Ltd.(d)	5.32%	09/01/2023	101,000	101,000,000

MUFG Bank Ltd.(d)	5.57%	10/20/2023	10,000	10,002,211

MUFG Bank Ltd.(d)	5.57%	10/27/2023	40,000	40,009,233

Nordea Bank Abp(d)	5.30%	09/01/2023	73,000	73,000,000

Oversea-Chinese Banking Corp. Ltd.(d)	5.57%	11/17/2023	25,000	24,998,518

Oversea-Chinese Banking Corp. Ltd. (SOFR + 0.40%) (Singapore)(b)(d)	5.83%	01/19/2024	32,000	32,006,742

Skandinaviska Enskilda Banken AB(d)	5.31%	09/01/2023	101,000	101,000,000

Svenska Handelsbanken AB(d)	5.30%	09/01/2023	56,000	56,000,000

Swedbank AB (SOFR + 0.42%) (Sweden)(b)(d)	5.91%	09/25/2023	50,000	50,010,614
Woori Bank(d)	5.38%	09/25/2023	50,000	50,000,498
Total Certificates of Deposit (Cost $801,997,476)				802,035,455

Variable Rate Demand Notes-4.09%(e)
Credit Enhanced-4.09%

Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	5.38%	04/01/2035	11,850	11,850,000

Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	5.30%	08/01/2045	67,040	67,040,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	5.92%	04/01/2047	9,000	8,999,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.40%	05/01/2037	2,300	2,300,000
Total Variable Rate Demand Notes (Cost $90,189,999)				90,189,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-83.62% (Cost $1,846,673,462)				1,846,406,987
			Repurchase Amount
Repurchase Agreements-16.68%(g)
BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $132,354,947; 0.00% - 12.07%; 06/01/2025 - 05/20/2072)(h)	5.45%	09/06/2023	20,021,194	20,000,000
BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $425,447,903 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $442,140,684; 0.00% - 11.94%; 02/15/2024 - 12/15/2072)(h)	5.42%	09/06/2023	50,052,694	50,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/31/2023, aggregate maturing value of $115,122,092 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $126,435,162; 0.00% - 12.26%; 09/15/2024 - 10/16/2056)(h)	5.46%	09/07/2023	45,047,775	45,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 08/31/2023, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $199,521,030; 1.25% - 9.56%; 06/20/2024 - 04/15/2081)(h)	5.40%	09/07/2023	$38,039,900	$38,000,000
BofA Securities, Inc., joint term agreement dated 08/31/2023, aggregate maturing value of $250,037,500 (collateralized by corporate obligations valued at $275,001,854; 2.25% - 10.38%; 03/01/2025 - 12/15/2036)(h)	5.40%	09/01/2023	20,003,000	20,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 02/17/2023 (collateralized by agency and non-agency asset-backed securities, corporate obligations, and non-agency mortgage-backed securities valued at $212,935,617; 1.13% - 9.38%; 09/27/2023 - 04/20/2062)(i)	5.40%	09/01/2023	15,069,758	15,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $420,000,102; 0.00%)	5.39%	09/01/2023	35,005,240	35,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/11/2023 (collateralized by corporate obligations and a non-agency asset-backed security valued at $192,499,943; 0.00% - 15.00%; 01/02/2024 - 06/30/2062)(i)	5.61%	09/01/2023	65,314,383	65,000,000
RBC Capital Markets LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $150,160,417 (collateralized by commercial paper, corporate obligations and non-agency asset-backed securities valued at $162,126,258; 0.00% - 13.25%; 09/15/2023 - 03/07/2082)(h)	5.50%	09/06/2023	15,016,042	15,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $62,597,474; 0.00% - 10.50%; 10/12/2023 - 03/25/2065)(i)	5.49%	09/01/2023	25,003,813	25,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,500 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,054; 0.63% - 6.00%; 05/15/2030 - 06/20/2053)	5.31%	09/01/2023	40,206,602	40,200,672

Total Repurchase Agreements (Cost $368,200,672)				368,200,672

TOTAL INVESTMENTS IN SECURITIES(j)(k) - 100.30% (Cost $2,214,874,134)				2,214,607,659

OTHER ASSETS LESS LIABILITIES-(0.30)%				(6,600,159)

NET ASSETS-100.00%				$2,208,007,500

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Liquid Assets Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $875,294,617, which represented 39.64% of the Fund’s Net Assets.

(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 13.3%; Japan: 8.6%; Singapore: 7.0%; Cananda: 6.7%; Netherland: 6.4%; other countries less than 5% each: 33.2%.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit-37.62%

BNP Paribas S.A. (France)(a)	5.31%	09/01/2023	$4,000	$4,000,000

Cooperatieve Rabobank U.A. (Cayman Islands)(a)	5.30%	09/01/2023	19,000	19,000,000

Credit Industriel et Commercial (SOFR + 0.13%)(a)(b)	5.65%	09/08/2023	15,000	15,000,113

DNB Bank ASA(a)	5.30%	09/01/2023	19,000	19,000,000

DZ BANK AG Deutsche Zentral-Genossenschaftsbank (Germany)(a)	5.30%	09/01/2023	19,000	19,000,000

Mizuho Bank Ltd.(a)	5.32%	09/01/2023	19,000	19,000,000

Natixis S.A.(a)	5.50%	10/05/2023	8,000	7,998,816

Nordea Bank Abp(a)	5.30%	09/01/2023	12,000	12,000,000

Nordea Bank Abp (SOFR + 0.42%) (Finland)(a)(b)	5.64%	09/20/2023	2,300	2,300,408

Skandinaviska Enskilda Banken AB(a)	5.31%	09/01/2023	19,000	19,000,000

Svenska Handelsbanken AB(a)	5.30%	09/01/2023	19,000	19,000,000
Swedbank AB (SOFR + 0.41%) (Sweden)(a)(b)	5.57%	10/19/2023	8,000	8,002,978
Total Certificates of Deposit (Cost $163,300,407)				163,302,315

Commercial Paper-15.61%(c)
Asset-Backed Securities - Fully Supported-1.61%
Atlantic Asset Securitization LLC (SOFR + 0.15%) (CEP - Credit Agricole Corporate & Investment Bank S.A.)(a)(b)(d)	5.68%	09/11/2023	7,000	7,000,104

Asset-Backed Securities - Fully Supported Bank-4.12%

Anglesea Funding LLC (Multi - CEP’s)(a)(d)	5.50%	10/17/2023	5,000	4,964,796

Halkin Finance LLC (Multi - CEP’s)(a)(d)	5.40%	09/05/2023	5,000	4,996,303
Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(a)(d)	5.48%	10/16/2023	8,000	7,944,851
				17,905,950

Asset-Backed Securities - Multi-Purpose-1.83%
CAFCO LLC (CEP - Citibank, N.A.)(d)	5.44%	10/23/2023	8,000	7,936,423

Diversified Banks-3.96%

Lloyds Bank PLC (SOFR + 0.30%) (United Kingdom)(a)(b)	5.34%	09/05/2023	7,000	7,000,161

National Bank of Canada (Canada)(a)(d)	5.43%	10/11/2023	2,400	2,385,330

Nordea Bank Abp (SOFR + 0.34%) (Finland)(a)(b)(d)	5.51%	10/25/2023	5,000	5,001,478
Sumitomo Mitsui Trust Bank Ltd. (Singapore)(a)(d)	5.40%	09/05/2023	2,810	2,807,927
				17,194,896

Diversified Capital Markets-2.48%

Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(a)(d)	5.46%	09/14/2023	8,000	7,983,362
Pacific Life Short Term Funding LLC(d)	5.47%	10/20/2023	2,800	2,779,085
				10,762,447

Regional Banks-1.61%
Mitsubishi UFJ Trust & Banking Corp.(a)(d)	5.43%	09/15/2023	7,000	6,984,483
Total Commercial Paper (Cost $67,789,907)				67,784,303

Variable Rate Demand Notes-2.30%(e)
Credit Enhanced-2.30%

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(d)(f)	5.92%	04/01/2047	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued)
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.40%	05/01/2037	$5,000	$5,000,000
Total Variable Rate Demand Notes (Cost $10,000,000)				10,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-55.53% (Cost $241,090,314)				241,086,618
			Repurchase Amount
Repurchase Agreements-44.93%(g)

Bank of Nova Scotia, joint agreement dated 08/31/2023, aggregate maturing value of $2,350,345,972 (collateralized by agency mortgage-backed securities valued at $2,397,000,469; 2.00% - 6.50%; 09/01/2027 - 08/20/2053)	5.30%	09/01/2023	20,002,944	20,000,000

BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $132,354,947; 0.00% - 12.07%; 06/01/2025 - 05/20/2072)(h)	5.45%	09/06/2023	8,008,478	8,000,000

BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $425,447,903 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $442,140,684; 0.00% - 11.94%; 02/15/2024 - 12/15/2072)(h)	5.42%	09/06/2023	5,005,269	5,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/31/2023, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $199,521,030; 1.25% - 9.56%; 06/20/2024 - 04/15/2081)(h)	5.40%	09/07/2023	15,015,750	15,000,000

BofA Securities, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $1,750,257,639 (collateralized by agency mortgage-backed securities valued at $1,785,000,000; 1.50% - 9.00%; 09/01/2023 - 02/01/2057)	5.30%	09/01/2023	20,002,944	20,000,000

BofA Securities, Inc., joint term agreement dated 08/31/2023, aggregate maturing value of $250,037,500 (collateralized by corporate obligations valued at $275,001,854; 2.25% - 10.38%; 03/01/2025 - 12/15/2036)(h)	5.40%	09/01/2023	5,000,750	5,000,000

Citigroup Global Markets, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $400,059,000 (collateralized by U.S. Treasury obligations valued at $408,000,092; 0.00% - 0.88%; 01/31/2024 - 08/15/2052)	5.31%	09/01/2023	20,002,950	20,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $420,000,102; 0.00%)	5.39%	09/01/2023	15,002,246	15,000,000

J.P. Morgan Securities LLC, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,001; 0.75% - 7.50%; 09/15/2025 - 08/01/2053)	5.30%	09/01/2023	20,002,944	20,000,000

RBC Capital Markets LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $150,160,417 (collateralized by commercial paper, corporate obligations and non-agency asset-backed securities valued at $162,126,258; 0.00% - 13.25%; 09/15/2023 - 03/07/2082)(h)	5.50%	09/06/2023	10,010,694	10,000,000

Societe Generale, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,222 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 2.50% - 5.00%; 03/01/2042 - 11/01/2052)	5.30%	09/01/2023	20,002,944	20,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $62,597,474; 0.00% - 10.50%; 10/12/2023 - 03/25/2065)(i)	5.49%	09/01/2023	5,000,763	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,500 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,054; 0.63% - 6.00%; 05/15/2030 - 06/20/2053)	5.31%	09/01/2023	$32,034,431	$32,029,707

Total Repurchase Agreements (Cost $195,029,707)				195,029,707

TOTAL INVESTMENTS IN SECURITIES(j)(k) - 100.46% (Cost $436,120,021)				436,116,325

OTHER ASSETS LESS LIABILITIES-(0.46)%				(1,988,697)

NET ASSETS-100.00%				$434,127,628

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden 10.6%; France 9.0%; Japan 6.6%; Netherlands 5.5%; other countries less than 5% each: 19.0%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $65,784,142, which represented 15.15% of the Fund’s Net Assets.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-31.57%
U.S. Treasury Bills-13.95%(a)

U.S. Treasury Bills	5.24%	09/05/2023	$1,000,000	$999,422,222

U.S. Treasury Bills	5.22%-5.23%	09/21/2023	1,100,000	1,096,842,042

U.S. Treasury Bills	5.24%	10/17/2023	1,000,000	993,419,445

U.S. Treasury Bills	5.37%	11/24/2023	545,000	538,260,169

U.S. Treasury Bills	5.41%	12/12/2023	450,000	443,236,125
U.S. Treasury Bills	5.41%	12/26/2023	750,000	737,155,416

				4,808,335,419

U.S. Treasury Floating Rate Notes-17.62%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.55%	10/31/2024	1,839,000	1,837,123,880

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.61%	01/31/2025	2,063,000	2,064,038,880

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.58%	04/30/2025	1,675,000	1,675,717,313
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.54%	07/31/2025	500,000	499,614,911

				6,076,494,984
Total U.S. Treasury Securities (Cost $10,884,830,403)				10,884,830,403

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-31.57% (Cost $10,884,830,403)				10,884,830,403

			Repurchase Amount
Repurchase Agreements-67.62%(c)

ABN AMRO Bank N.V., joint agreement dated 08/31/2023, aggregate maturing value of $450,066,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.50% - 4.13%; 08/15/2025 - 05/15/2042)	5.30%	09/01/2023	250,036,806	250,000,000

Citigroup Global Markets, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,090; 3.75% - 4.38%; 08/31/2028 - 08/31/2030)	5.31%	09/01/2023	500,073,750	500,000,000

Citigroup Global Markets, Inc., joint term agreement dated 08/29/2023, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,048; 0.00% - 7.50%; 09/05/2023 - 08/15/2053)(d)	5.32%	09/05/2023	3,003,103,333	3,000,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2023, aggregate maturing value of $100,014,444 (collateralized by U.S. Treasury obligations valued at $102,000,080; 4.00%; 06/30/2028)	5.20%	09/01/2023	25,003,611	25,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2023, aggregate maturing value of $36,505,373,611 (collateralized by U.S. Treasury obligations valued at $36,505,373,762; 0.25% - 4.00%; 03/31/2024 - 02/15/2030)	5.30%	09/01/2023	8,501,251,389	8,500,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2023, aggregate maturing value of $8,001,177,778 (collateralized by U.S. Treasury obligations valued at $8,160,000,163; 0.00% - 4.00%; 09/14/2023 - 07/15/2032)	5.30%	09/01/2023	3,359,494,519	3,359,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/31/2023, maturing value of $750,110,417 (collateralized by U.S. Treasury obligations valued at $765,000,039; 2.00% - 3.00%; 02/15/2049 - 02/15/2050)	5.30%	09/01/2023	750,110,417	750,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Goldman Sachs & Co., agreement dated 08/31/2023, maturing value of $250,036,806 (collateralized by a U.S. Treasury obligation valued at $255,000,037; 2.38%; 02/29/2024)	5.30%	09/01/2023	$250,036,806	$250,000,000

ING Financial Markets, LLC, agreement dated 08/31/2023, maturing value of $200,029,444 (collateralized by U.S. Treasury obligations valued at $204,000,052; 0.00% - 4.75%; 12/15/2023 - 02/15/2053)	5.30%	09/01/2023	200,029,444	200,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,153,727 (collateralized by U.S. Treasury obligations valued at $1,020,690,818; 0.63% - 4.13%; 10/15/2024 - 11/15/2052)	5.30%	09/01/2023	500,076,472	500,002,860

ING Financial Markets, LLC, joint term agreement dated 07/26/2023, aggregate maturing value of $1,008,423,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,043; 0.00% - 7.63%; 10/03/2023 - 08/15/2052)	5.32%	09/21/2023	267,232,183	265,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $504,211,667 (collateralized by U.S. Treasury obligations valued at $510,000,121; 0.00% - 4.25%; 09/14/2023 - 08/15/2053)	5.32%	09/22/2023	252,105,833	250,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $806,620,444 (collateralized by U.S. Treasury obligations valued at $816,000,018; 0.00% - 7.63%; 09/26/2023 - 02/15/2053)	5.32%	09/21/2023	771,330,800	765,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/30/2023, aggregate maturing value of $350,368,087 (collateralized by U.S. Treasury obligations valued at $358,836,327; 0.00%; 05/15/2040 - 08/15/2046)(d)	5.32%	09/06/2023	100,105,134	100,001,688

Mitsubishi UFJ Trust & Banking Corp., agreement dated 08/31/2023, maturing value of $250,036,806 (collateralized by U.S. Treasury obligations valued at $255,000,015; 1.88% - 5.00%; 05/15/2037 - 08/15/2051)	5.30%	09/01/2023	250,036,806	250,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 07/26/2023, aggregate maturing value of $252,068,889 (collateralized by U.S. Treasury obligations valued at $255,000,056; 0.13% - 4.00%; 05/15/2024 - 08/15/2032)(d)	5.32%	09/21/2023	126,034,444	125,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $1,943,488,353 (collateralized by U.S. Treasury obligations valued at $1,985,832,101; 0.50% - 3.88%; 03/31/2025 - 11/15/2040)(d)	5.32%	09/06/2023	500,604,813	500,087,500

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 08/30/2023, maturing value of $100,103,250 (collateralized by a U.S. Treasury obligation valued at $102,030,179; 0.75%; 08/31/2026)(d)	5.31%	09/06/2023	100,103,250	100,000,000

Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2023, maturing value of $758,343,714 (collateralized by U.S. Treasury obligations valued at $776,136,774; 0.00% - 1.75%; 05/15/2037 - 11/15/2046)	5.31%	09/01/2023	758,343,714	758,231,875

Societe Generale, joint term agreement dated 08/30/2023, aggregate maturing value of $1,501,548,750 (collateralized by U.S. Treasury obligations valued at $1,530,000,031; 0.25% - 4.50%; 08/15/2024 - 05/15/2032)(d)	5.31%	09/06/2023	740,764,050	740,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $2,900,426,944 (collateralized by U.S. Treasury obligations valued at $2,958,000,059; 0.63% - 6.13%; 10/31/2024 - 05/15/2049)	5.30%	09/01/2023	1,112,285,214	1,112,121,485

Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,012,602,253 (collateralized by U.S. Treasury obligations valued at $1,068,100,137; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/01/2023	507,213,644	507,137,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,027,540,443 (collateralized by U.S. Treasury obligations valued at $1,078,271,700; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/05/2023	$512,571,266	$512,264,476
Total Repurchase Agreements (Cost $23,318,847,598)				23,318,847,598

TOTAL INVESTMENTS IN SECURITIES-99.19% (Cost $34,203,678,001)				34,203,678,001

OTHER ASSETS LESS LIABILITIES-0.81%				280,871,486

NET ASSETS-100.00%				$34,484,549,487

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-27.58%
U.S. Treasury Bills-12.45%(a)

U.S. Treasury Bills	5.42%	10/03/2023	$2,330,000	$2,318,971,335

U.S. Treasury Bills	4.12%	10/05/2023	50,000	49,813,236

U.S. Treasury Bills	5.29%	10/10/2023	525,000	522,042,500

U.S. Treasury Bills	5.32%	10/12/2023	970,000	964,200,208

U.S. Treasury Bills	5.24%	10/17/2023	100,000	99,341,945

U.S. Treasury Bills	5.31%	10/24/2023	1,825,000	1,810,974,875

U.S. Treasury Bills	5.34%	11/07/2023	700,000	693,160,415

U.S. Treasury Bills	5.14%	11/16/2023	105,000	103,890,500

U.S. Treasury Bills	5.39%	12/07/2023	485,000	478,139,270

U.S. Treasury Bills	5.29%	12/14/2023	50,000	49,255,389

U.S. Treasury Bills	5.43%	12/26/2023	1,970,000	1,936,152,457
U.S. Treasury Bills	5.19%	06/13/2024	1,105,000	1,061,721,447
				10,087,663,577

U.S. Treasury Floating Rate Notes-14.38%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	10/31/2023	679	679,406

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	5.34%	04/30/2024	1,648,000	1,647,205,837

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	07/31/2024	2,568,400	2,567,472,985

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.55%	10/31/2024	3,834,800	3,831,632,970

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.61%	01/31/2025	1,847,000	1,847,583,378
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.58%	04/30/2025	1,750,000	1,749,985,311
				11,644,559,887

U.S. Treasury Notes-0.75%

U.S. Treasury Notes	2.00%	04/30/2024	370,000	363,374,265
U.S. Treasury Notes	2.50%	04/30/2024	250,000	246,330,000
				609,704,265
Total U.S. Treasury Securities (Cost $22,341,927,729)				22,341,927,729

U.S. Government Sponsored Agency Securities-4.59%
Federal Farm Credit Bank (FFCB)-3.02%

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	09/20/2023	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	12/15/2023	24,500	24,499,644

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	01/04/2024	229,000	229,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	5.36%	01/10/2024	75,500	75,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	01/25/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	02/05/2024	100,000	100,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	02/20/2024	80,000	80,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	02/23/2024	162,000	162,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	03/08/2024	95,000	95,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	03/15/2024	431,000	431,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	03/18/2024	$445,000	$445,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	04/04/2024	195,000	195,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	04/25/2024	345,000	345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	05/09/2024	160,000	160,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	05/24/2024	62,000	62,000,000
				2,443,999,644

Federal Home Loan Bank (FHLB)-1.38%(a)

Federal Home Loan Bank	5.01%	01/12/2024	213,000	209,230,669
Federal Home Loan Bank	5.02%	02/09/2024	926,000	906,204,692
				1,115,435,361

U.S. International Development Finance Corp. (DFC)-0.19%

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/11/2023	9,273	9,272,728

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.50%	09/13/2023	6,357	6,357,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.54%	09/13/2023	15,300	15,300,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/13/2023	10,444	10,444,447

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/13/2023	47,727	47,727,274

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	06/15/2025	9,600	9,600,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/15/2025	2,368	2,368,421

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.48%	09/15/2026	5,417	5,416,667

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/15/2026	3,250	3,250,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	02/15/2028	10,000	10,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	10/15/2030	6,444	6,444,444
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/13/2023	30,375	30,375,000
				156,555,981
Total U.S. Government Sponsored Agency Securities (Cost $3,715,990,986)				3,715,990,986
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-32.17% (Cost $26,057,918,715)				26,057,918,715

			Repurchase Amount
Repurchase Agreements-65.67%(c)

ABN AMRO Bank N.V., joint agreement dated 08/31/2023, aggregate maturing value of $450,066,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.50% - 4.13%; 08/15/2025 - 05/15/2042)	5.30%	09/01/2023	200,029,444	200,000,000

Bank of Nova Scotia, joint agreement dated 08/31/2023, aggregate maturing value of $2,350,345,972 (collateralized by agency mortgage-backed securities valued at $2,397,000,469; 2.00% - 6.50%; 09/01/2027 - 08/20/2053)	5.30%	09/01/2023	1,225,180,347	1,225,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BofA Securities, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $1,750,257,639 (collateralized by agency mortgage-backed securities valued at $1,785,000,000; 1.50% - 9.00%; 09/01/2023 - 02/01/2057)	5.30%	09/01/2023	$904,808,814	$904,675,626

CIBC World Markets Corp., joint term agreement dated 07/27/2023, aggregate maturing value of $1,714,068,444 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $1,734,000,020; 0.00% - 7.00%; 03/01/2027 - 08/20/2069)(d)	5.32%	09/21/2023	1,507,371,956	1,495,000,000

Citigroup Global Markets, Inc., agreement dated 08/31/2023, maturing value of $300,044,250 (collateralized by U.S. Treasury obligations valued at $306,000,082; 0.50% - 3.88%; 03/31/2025 - 06/30/2028)	5.31%	09/01/2023	300,044,250	300,000,000

Citigroup Global Markets, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,090; 3.75% - 4.38%; 08/31/2028 - 08/31/2030)	5.31%	09/01/2023	1,500,221,250	1,500,000,000

Citigroup Global Markets, Inc., joint term agreement dated 08/29/2023, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,048; 0.00% - 7.50%; 09/05/2023 - 08/15/2053)(d)	5.32%	09/05/2023	4,504,655,000	4,500,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2023, aggregate maturing value of $100,014,444 (collateralized by U.S. Treasury obligations valued at $102,000,080; 4.00%; 06/30/2028)	5.20%	09/01/2023	75,010,833	75,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2023, aggregate maturing value of $36,505,373,611 (collateralized by U.S. Treasury obligations valued at $36,505,373,762; 0.25% - 4.00%; 03/31/2024 - 02/15/2030)	5.30%	09/01/2023	21,003,091,667	21,000,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2023, maturing value of $745,109,888 (collateralized by U.S. government sponsored agency obligations a U.S. Treasury obligation valued at $759,900,049; 1.04% - 5.65%; 12/15/2023 - 06/26/2028)	5.31%	09/01/2023	745,109,888	745,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2023, aggregate maturing value of $8,001,177,778 (collateralized by U.S. Treasury obligations valued at $8,160,000,163; 0.00% - 4.00%; 09/14/2023 - 07/15/2032)	5.30%	09/01/2023	3,900,574,167	3,900,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/31/2023, maturing value of $750,110,417 (collateralized by U.S. Treasury obligations valued at $765,000,064; 1.38% - 3.00%; 02/15/2049 - 08/15/2052)	5.30%	09/01/2023	750,110,417	750,000,000

Goldman Sachs & Co., agreement dated 08/31/2023, maturing value of $250,036,806 (collateralized by U.S. Treasury obligations valued at $255,000,001; 0.00% - 6.25%; 02/29/2024 - 02/15/2043)	5.30%	09/01/2023	250,036,806	250,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,153,727 (collateralized by U.S. Treasury obligations valued at $1,020,690,818; 0.63% - 4.13%; 10/15/2024 - 11/15/2052)	5.30%	09/01/2023	500,077,256	500,003,644

ING Financial Markets, LLC, joint term agreement dated 07/26/2023, aggregate maturing value of $1,008,423,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,043; 0.00% - 7.63%; 10/03/2023 - 08/15/2052)	5.32%	09/21/2023	504,211,667	500,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $1,008,275,556 (collateralized by agency mortgage-backed securities valued at $1,020,000,001; 1.50% - 7.50%; 03/01/2028 - 09/01/2057)	5.32%	09/21/2023	932,654,889	925,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $504,211,667 (collateralized by U.S. Treasury obligations valued at $510,000,121; 0.00% - 4.25%; 09/14/2023 - 08/15/2053)	5.32%	09/22/2023	252,105,833	250,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $705,792,889 (collateralized by U.S. Treasury obligations valued at $714,000,031; 0.00% - 4.63%; 09/07/2023 - 08/15/2052)	5.32%	09/21/2023	640,254,978	635,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $806,620,444 (collateralized by agency mortgage-backed securities valued at $816,000,001; 1.50% - 8.00%; 09/01/2029 - 05/01/2058)	5.32%	09/21/2023	236,944,756	235,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

ING Financial Markets, LLC, term agreement dated 07/27/2023, maturing value of $201,655,111 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 8.00%; 03/17/2031 - 08/01/2053)	5.32%	09/21/2023	$201,655,111	$200,000,000

ING Financial Markets, LLC, term agreement dated 07/27/2023, maturing value of $504,211,667 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 8.00%; 09/01/2029 - 02/01/2057)	5.32%	09/22/2023	504,211,667	500,000,000

ING Financial Markets, LLC, term agreement dated 07/28/2023, maturing value of $201,628,611 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.50%; 07/01/2033 - 05/01/2058)	5.33%	09/21/2023	201,628,611	200,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/02/2023 (collateralized by agency mortgage-backed securities valued at $918,000,005; 1.25% - 6.39%; 03/25/2025 - 09/16/2063)(e)	5.31%	09/01/2023	788,593,992	785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/30/2023, aggregate maturing value of $350,368,087 (collateralized by U.S. Treasury obligations valued at $358,836,327; 0.00%; 05/15/2040 - 08/15/2046)(d)	5.32%	09/06/2023	170,176,456	170,000,600

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 07/26/2023, aggregate maturing value of $252,068,889 (collateralized by U.S. Treasury obligations valued at $255,000,056; 0.13% - 4.00%; 05/15/2024 - 08/15/2032)(d)	5.32%	09/21/2023	126,034,444	125,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $1,943,488,353 (collateralized by U.S. Treasury obligations valued at $1,985,832,101; 0.50% - 3.88%; 03/31/2025 - 11/15/2040)(d)	5.32%	09/06/2023	1,333,357,859	1,331,980,000

Prudential Insurance Co. of America, agreement dated 08/31/2023, maturing value of $140,319,444 (collateralized by U.S. Treasury obligations valued at $143,901,190; 0.00%; 05/15/2037 - 08/15/2042)	5.31%	09/01/2023	140,319,444	140,298,750

RBC Dominion Securities Inc., joint agreement dated 08/31/2023, aggregate maturing value of $3,250,478,472 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $3,315,000,043; 0.00% - 6.24%; 09/19/2023 - 08/15/2053)	5.30%	09/01/2023	2,015,296,653	2,015,000,000

RBC Dominion Securities Inc., joint term agreement dated 07/27/2023, aggregate maturing value of $2,016,551,111 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,001; 0.00% - 6.50%; 09/30/2024 - 09/01/2053)(d)	5.32%	09/21/2023	352,896,444	350,000,000

Royal Bank of Canada, term agreement dated 07/27/2023, maturing value of $1,008,275,556 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,063; 0.00% - 6.50%; 03/31/2025 - 09/01/2053)(d)	5.32%	09/21/2023	1,008,275,556	1,000,000,000

Societe Generale, joint term agreement dated 08/30/2023, aggregate maturing value of $1,501,548,750 (collateralized by U.S. Treasury obligations valued at $1,530,000,031; 0.25% - 4.50%; 08/15/2024 - 05/15/2032)(d)	5.31%	09/06/2023	475,490,438	475,000,000

Standard Chartered Bank, agreement dated 08/31/2023, maturing value of $2,750,404,861 (collateralized by U.S. Treasury obligations valued at $2,805,413,051; 0.00% - 5.50%; 09/12/2023 - 05/15/2053)	5.30%	09/01/2023	2,750,404,861	2,750,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $2,900,426,944 (collateralized by U.S. Treasury obligations valued at $2,958,000,059; 0.63% - 6.13%; 10/31/2024 - 05/15/2049)	5.30%	09/01/2023	765,451,880	765,339,205

TD Securities (USA) LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $500,516,250 (collateralized by agency mortgage-backed securities valued at $510,000,000; 2.00% - 6.00%; 06/01/2048 - 09/01/2053)(d)	5.31%	09/06/2023	275,283,938	275,000,000

Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,012,602,253 (collateralized by U.S. Treasury obligations valued at $1,068,100,137; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/01/2023	505,388,609	505,312,952

Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,027,540,443 (collateralized by U.S. Treasury obligations valued at $1,078,271,700; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/05/2023	514,969,177	514,660,953

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $1,801,862,000 (collateralized by agency mortgage-backed securities valued at $1,836,000,000; 1.50% - 7.00%; 03/01/2025 - 09/01/2053)(d)	5.32%	09/06/2023	$1,216,256,850	$1,215,000,000

Total Repurchase Agreements (Cost $53,207,271,730)				53,207,271,730

TOTAL INVESTMENTS IN SECURITIES(f) -97.84% (Cost $79,265,190,445)				79,265,190,445

OTHER ASSETS LESS LIABILITIES-2.16%				1,751,915,792

NET ASSETS-100.00%				$81,017,106,237

Investment Abbreviations:

SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-110.50%
U.S. Treasury Bills-98.18%(a)
U.S. Treasury Bills	5.24%-5.28%	09/05/2023	$167,000	$166,903,191
U.S. Treasury Bills	5.25%-5.29%	09/07/2023	94,550	94,467,205
U.S. Treasury Bills	5.27%-5.30%	09/12/2023	169,600	169,328,080
U.S. Treasury Bills	5.22%	09/14/2023	50,100	50,006,810
U.S. Treasury Bills	5.30%-5.31%	09/19/2023	170,000	169,551,605
U.S. Treasury Bills	5.20%-5.29%	09/21/2023	59,000	58,829,410
U.S. Treasury Bills	5.31%-5.33%	09/26/2023	160,000	159,412,777
U.S. Treasury Bills	5.32%	09/28/2023	45,000	44,821,631
U.S. Treasury Bills	5.31%-5.32%	10/03/2023	196,000	195,163,248
U.S. Treasury Bills	5.31%	10/05/2023	65,000	64,675,919
U.S. Treasury Bills	5.29%-5.32%	10/10/2023	79,000	78,550,460
U.S. Treasury Bills	5.32%	10/12/2023	25,000	24,849,445
U.S. Treasury Bills	5.24%-5.32%	10/17/2023	60,000	59,596,861
U.S. Treasury Bills	5.31%-5.33%	10/24/2023	72,000	71,440,497
U.S. Treasury Bills	5.29%	10/31/2023	21,000	20,827,193
U.S. Treasury Bills	5.12%-5.34%	11/09/2023	18,100	17,918,799
U.S. Treasury Bills	5.36%	11/21/2023	8,000	7,905,140
U.S. Treasury Bills	5.29%	12/14/2023	5,000	4,925,539
U.S. Treasury Bills	5.40%	12/19/2023	46,000	45,261,131
U.S. Treasury Bills	5.43%	12/26/2023	9,000	8,845,357
U.S. Treasury Bills	5.37%	01/04/2024	20,000	19,636,201
U.S. Treasury Bills	5.39%	01/18/2024	4,200	4,114,862
U.S. Treasury Bills	5.39%	02/01/2024	10,500	10,265,674
U.S. Treasury Bills	4.61%-4.72%	03/21/2024	6,300	6,139,876
U.S. Treasury Bills	4.71%-4.79%	04/18/2024	14,500	14,078,914
U.S. Treasury Bills	5.19%	06/13/2024	1,000	960,834

U.S. Treasury Bills	5.38%	07/11/2024	3,000	2,866,177

				1,571,342,836

U.S. Treasury Floating Rate Notes-11.52%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	10/31/2023	30,000	30,000,085
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	5.40%	01/31/2024	11,000	10,999,159
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	5.34%	04/30/2024	13,000	12,989,073
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	07/31/2024	11,000	10,994,635
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.55%	10/31/2024	49,000	48,970,420
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.61%	01/31/2025	30,500	30,506,906
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.58%	04/30/2025	16,000	15,998,640

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.54%	07/31/2025	24,000	23,991,575

				184,450,493

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-0.80%
U.S. Treasury Notes	0.88%	01/31/2024	$13,000	$12,795,676

TOTAL INVESTMENTS IN SECURITIES-110.50% (Cost $ 1,768,589,005)				1,768,589,005

OTHER ASSETS LESS LIABILITIES-(10.50)%				(168,022,473)

NET ASSETS-100.00%				$1,600,566,532

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2023

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,846,406,987	$241,086,618	$10,884,830,403	$26,057,918,715	$1,768,589,005

Repurchase agreements, at value and cost	368,200,672	195,029,707	23,318,847,598	53,207,271,730	-

Cash	10,091	1,576	911,226,033	2,507,869,327	74,363

Receivable for:
Fund shares sold	-	145,000	6,859,898	6,841,344	-

Interest	3,565,839	518,558	41,759,002	128,097,082	906,979

Fund expenses absorbed	47,605	16,290	-	-	59,847

Investment for trustee deferred compensation and retirement plans	2,774,946	744,586	1,669,454	760,411	81,685

Other assets	-	125,057	290,729	4,475,843	59,547

Total assets	2,221,006,140	437,667,392	35,165,483,117	81,913,234,452	1,769,771,426

Liabilities:
Payable for:
Investments purchased	-	-	512,264,476	514,660,953	162,243,540

Fund shares reacquired	-	736,198	7,001,043	4,919,167	-

Due to broker	-	-	1,940,625	2,446,875	-

Dividends	9,681,128	1,932,762	153,028,620	360,002,422	6,531,629

Accrued fees to affiliates	360,875	74,570	4,636,011	13,063,153	284,069

Accrued trustees’ and officers’ fees and benefits	4,162	2,709	38,862	82,609	3,790

Accrued operating expenses	11,448	9,066	164,154	34,560	50,213

Trustee deferred compensation and retirement plans	2,941,027	784,459	1,859,839	918,476	91,653

Total liabilities	12,998,640	3,539,764	680,933,630	896,128,215	169,204,894

Net assets applicable to shares outstanding	$2,208,007,500	$434,127,628	$34,484,549,487	$81,017,106,237	$1,600,566,532

Net assets consist of:
Shares of beneficial interest	$2,210,287,396	$434,669,510	$34,486,312,364	$81,043,246,411	$1,601,060,268

Distributable earnings (loss)	(2,279,896)	(541,882)	(1,762,877)	(26,140,174)	(493,736)

	$2,208,007,500	$434,127,628	$34,484,549,487	$81,017,106,237	$1,600,566,532

Net Assets:
Institutional Class	$2,186,548,484	$429,676,422	$28,835,239,242	$65,659,515,148	$1,483,131,716

Private Investment Class	$1,059,282	$665,717	$1,087,038,300	$972,195,095	$24,057,273

Personal Investment Class	$10,257	$94,652	$847,631,486	$86,709,117	$10,641

Cash Management Class	$1,709,324	$437,676	$178,755,972	$635,720,144	$10,362,415

Reserve Class	$135,650	$241,036	$616,192,376	$442,229,121	$73,984,387

Resource Class	$254,730	$401	$91,129,787	$165,917,647	$6,242,401

Corporate Class	$4,297,720	$3,011,724	$1,562,965,512	$295,514,451	$2,777,699

CAVU Securities Class	$13,992,053	$-	$1,265,596,812	$12,759,305,514	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Statement of Assets and Liabilities–(continued)

August 31, 2023

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,186,236,160	429,646,592	28,834,347,613	65,680,608,634	1,483,537,715

Private Investment Class	1,059,136	665,670	1,087,059,359	972,507,398	24,063,859

Personal Investment Class	10,256	94,645	847,649,009	86,736,971	10,644

Cash Management Class	1,709,089	437,645	178,753,912	635,924,359	10,363,915

Reserve Class	135,631	241,015	616,185,732	442,371,181	74,004,640

Resource Class	254,695	402	91,131,826	165,970,946	6,244,109

Corporate Class	4,297,128	3,011,512	1,562,964,412	295,609,381	2,778,459

CAVU Securities Class	13,990,223	-	1,265,610,253	12,763,404,252	-

Net asset value, offering and redemption price per share for each class	$1.0001	$1.0001	$1.00	$1.00	$1.00

Cost of Investments	$2,214,874,134	$436,120,021	$34,203,678,001	$79,265,190,445	$1,768,589,005

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2023

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Investment income:
Interest	$84,375,023	$16,299,464	$1,716,958,017	$3,683,596,458	$62,443,364

Expenses:
Advisory fees	2,742,194	553,292	56,529,728	80,926,610	1,795,574

Administrative services fees	799,670	162,811	16,836,024	36,311,534	627,152

Custodian fees	24,974	17,565	2,786,313	1,266,379	77,030

Distribution fees:
Private Investment Class	3,155	1,426	1,976,685	2,317,397	45,612

Personal Investment Class	55	529	2,683,175	240,832	48,056

Cash Management Class	1,364	360	204,576	567,559	2,526

Reserve Class	1,354	677	7,178,648	4,828,360	493,203

Resource Class	500	-	109,185	297,568	8,262

Corporate Class	926	326	441,138	369,665	1,534

Transfer agent fees	164,532	33,198	3,391,784	7,283,395	127,852

Trustees’ and officers’ fees and benefits	30,472	18,724	288,487	629,718	26,577

Registration and filing fees	107,075	105,126	1,323,580	2,371,637	113,293

Reports to shareholders	484	5,244	4,143	-	2,766

Professional services fees	58,124	70,864	398,792	455,162	54,018

Other	66,287	32,320	303,698	339,967	70,647

Total expenses	4,001,166	1,002,462	94,455,956	138,205,783	3,494,102

Less: Fees waived and expenses reimbursed	(696,537)	(334,345)	(13,877,429)	(84,156)	(332,997)

Net expenses	3,304,629	668,117	80,578,527	138,121,627	3,161,105

Net investment income	81,070,394	15,631,347	1,636,379,490	3,545,474,831	59,282,259

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	2,847	153	3,331,458	1,842,825	(315,693)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(22,559)	1,664	-	-	-

Net realized and unrealized gain (loss)	(19,712)	1,817	3,331,458	1,842,825	(315,693)

Net increase in net assets resulting from operations	$81,050,682	$15,633,164	$1,639,710,948	$3,547,317,656	$58,966,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2023 and 2022

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	2023	2022	2023	2022

Operations:
Net investment income	$81,070,394	$9,991,934	$15,631,347	$1,826,985

Net realized gain	2,847	3,959	153	624

Change in net unrealized appreciation (depreciation)	(22,559)	(406,836)	1,664	(5,126)

Net increase in net assets resulting from operations	81,050,682	9,589,057	15,633,164	1,822,483

Distributions to shareholders from distributable earnings:
Institutional Class	(80,699,792)	(9,973,378)	(15,532,523)	(1,657,807)

Private Investment Class	(43,207)	(6,754)	(19,712)	(1,550)

Personal Investment Class	(398)	(32)	(3,623)	(240)

Cash Management Class	(73,755)	(9,759)	(19,230)	(1,672)

Reserve Class	(5,393)	(378)	(2,735)	(130)

Resource Class	(10,560)	(1,017)	(18)	(3)

Corporate Class	(150,333)	(112)	(53,506)	(95)

CAVU Securities Class	(86,956)	(504)	-	-

Total distributions from distributable earnings	(81,070,394)	(9,991,934)	(15,631,347)	(1,661,497)

Return of capital:
Institutional Class	-	-	-	(165,120)

Private Investment Class	-	-	-	(154)

Personal Investment Class	-	-	-	(24)

Cash Management Class	-	-	-	(167)

Reserve Class	-	-	-	(13)

Resource Class	-	-	-	(1)

Corporate Class	-	-	-	(9)

Total return of capital	-	-	-	(165,488)

Total distributions	(81,070,394)	(9,991,934)	(15,631,347)	(1,826,985)

Share transactions-net:
Institutional Class	444,886,451	(614,280,688)	107,202,226	100,759,349

Private Investment Class	(13,637)	(1,818,407)	208,366	(147,861)

Personal Investment Class	10	-	3,243	(1,448)

Cash Management Class	(10,809)	(1,201,217)	68,628	(127,021)

Reserve Class	(39,355)	(40,550)	170,771	(16,775)

Resource Class	6,794	(114,240)	16	1

Corporate Class	4,275,706	(354)	2,990,408	64

CAVU Securities Class	13,891,649	1	-	-

Net increase (decrease) in net assets resulting from share transactions	462,996,809	(617,455,455)	110,643,658	100,466,309

Net increase (decrease) in net assets	462,977,097	(617,858,332)	110,645,475	100,461,807

Net assets:
Beginning of year	1,745,030,403	2,362,888,735	323,482,153	223,020,346

End of year	$2,208,007,500	$1,745,030,403	$434,127,628	$323,482,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2023 and 2022

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	2023	2022	2023	2022

Operations:
Net investment income	$1,636,379,490	$96,074,616	$3,545,474,831	$325,968,052

Net realized gain (loss)	3,331,458	(3,886,562)	1,842,825	(28,543,577)

Net increase in net assets resulting from operations	1,639,710,948	92,188,054	3,547,317,656	297,424,475

Distributions to shareholders from distributable earnings:
Institutional Class	(1,425,848,124)	(85,408,911)	(2,937,396,325)	(295,190,284)

Private Investment Class	(27,974,050)	(1,268,453)	(31,871,187)	(2,186,097)

Personal Investment Class	(18,833,514)	(1,167,413)	(1,724,597)	(110,536)

Cash Management Class	(10,262,717)	(1,843,731)	(28,870,727)	(3,324,668)

Reserve Class	(26,643,468)	(2,122,002)	(18,675,529)	(1,225,131)

Resource Class	(2,858,404)	(267,315)	(7,821,438)	(863,585)

Corporate Class	(66,239,040)	(1,170,294)	(54,893,700)	(2,699,107)

CAVU Securities Class	(57,720,173)	(2,826,497)	(464,221,328)	(20,368,644)

Total distributions from distributable earnings	(1,636,379,490)	(96,074,616)	(3,545,474,831)	(325,968,052)

Share transactions-net:
Institutional Class	7,411,651,408	4,330,861,644	4,490,547,363	11,726,491,208

Private Investment Class	705,232,421	78,001,581	394,333,067	72,215,877

Personal Investment Class	266,760,119	315,801,181	47,387,887	29,989,058

Cash Management Class	(216,057,236)	(57,379,422)	(506,942,746)	394,921,370

Reserve Class	(371,297,287)	119,769,440	(156,621,571)	190,502,067

Resource Class	13,734,527	24,190,011	30,913,371	17,158,805

Corporate Class	1,088,925,297	207,510,470	(247,224,939)	(539,261,258)

CAVU Securities Class	708,337,686	10,231,626	7,909,884,014	3,411,670,557

Net increase in net assets resulting from share transactions	9,607,286,935	5,028,986,531	11,962,276,446	15,303,687,684

Net increase in net assets	9,610,618,393	5,025,099,969	11,964,119,271	15,275,144,107

Net assets:
Beginning of year	24,873,931,094	19,848,831,125	69,052,986,966	53,777,842,859

End of year	$34,484,549,487	$24,873,931,094	$81,017,106,237	$69,052,986,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2023 and 2022

	Invesco Treasury Obligations Portfolio

	2023	2022

Operations:
Net investment income	$59,282,259	$4,933,278

Net realized gain (loss)	(315,693)	(129,607)

Net increase in net assets resulting from operations	58,966,566	4,803,671

Distributions to shareholders from distributable earnings:
Institutional Class	(55,729,583)	(4,768,439)

Private Investment Class	(733,670)	(48,742)

Personal Investment Class	(287,819)	(29,749)

Cash Management Class	(151,109)	(319)

Reserve Class	(1,944,055)	(71,516)

Resource Class	(236,076)	(360)

Corporate Class	(199,947)	(14,153)

Total distributions from distributable earnings	(59,282,259)	(4,933,278)

Share transactions-net:
Institutional Class	381,291,981	38,941,402

Private Investment Class	9,497,580	(78,490)

Personal Investment Class	(12,709,449)	8,907,420

Cash Management Class	10,285,327	(174,408)

Reserve Class	31,852,196	(32,341,061)

Resource Class	6,145,804	198

Corporate Class	(563,244)	(1,691,615)

Net increase in net assets resulting from share transactions	425,800,195	13,563,446

Net increase in net assets	425,484,502	13,433,839

Net assets:
Beginning of year	1,175,082,030	1,161,648,191

End of year	$1,600,566,532	$1,175,082,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Reserve Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/23	$1.0002	$0.0357	$(0.0004)	$0.0353	$(0.0354)	$ -	$ -	$(0.0354)	$1.0001	3.59%	$ 136	1.05%	1.09%	3.57%
Year ended 08/31/22	1.0004	0.0019	(0.0001)	0.0018	(0.0020)	-	-	(0.0020)	1.0002	0.18	175	0.46	1.09	0.20
Year ended 08/31/21	1.0006	0.0001	(0.0002)	(0.0001)	(0.0001)	-	-	(0.0001)	1.0004	(0.01)	216	0.21	1.09	0.01
Year ended 08/31/20	1.0004	0.0059	(0.0006)	0.0053	(0.0051)	-	-	(0.0051)	1.0006	0.53	278	0.85	1.09	0.59
Year ended 08/31/19	1.0004	0.0150	0.0000	0.0150	(0.0150)	-	-	(0.0150)	1.0004	1.51	303	1.05	1.09	1.50
Invesco STIC Prime Portfolio
Year ended 08/31/23	1.0000	0.0337	0.0008	0.0345	(0.0344)	-	-	(0.0344)	1.0001	3.51	241	1.05	1.14	3.37
Year ended 08/31/22	1.0000	0.0020	0.0000	0.0020	(0.0018)	-	(0.0002)	(0.0020)	1.0000	0.20	70	0.42	1.15	0.34
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	87	0.13	1.17	0.01
Year ended 08/31/20	1.0001	0.0045	(0.0001)	0.0044	(0.0045)	-	-	(0.0045)	1.0000	0.45	105	0.90	1.13	0.44
Year ended 08/31/19	1.0001	0.0139	0.0001	0.0140	(0.0140)	-	-	(0.0140)	1.0001	1.41	273	1.05	1.12	1.39
Invesco Treasury Portfolio
Year ended 08/31/23	1.00	0.03	0.00	0.03	(0.03)	-	-	(0.03)	1.00	3.47	616,192	1.05	1.09	3.51
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.19	987,384	0.39	1.08	0.21
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	867,767	0.10	1.08	0.01
Year ended 08/31/20	1.00	0.00	0.00	0.00	(0.00)	(0.00)	-	(0.00)	1.00	0.39	581,684	0.60	1.08	0.44
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.32	289,625	1.05	1.08	1.31
Invesco Government & Agency Portfolio
Year ended 08/31/23	1.00	0.03	0.00	0.03	(0.03)	-	-	(0.03)	1.00	3.48	442,229	1.03	1.03	3.52
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.21	598,751	0.42	1.03	0.23
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	408,500	0.08	1.03	0.02
Year ended 08/31/20	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	-	(0.00)	1.00	0.40	401,438	0.63	1.02	0.37
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.34	297,787	1.03	1.03	1.33
Invesco Treasury Obligations Portfolio
Year ended 08/31/23	1.00	0.03	(0.00)	0.03	(0.03)	-	-	(0.03)	1.00	3.35	73,984	1.05	1.07	3.35
Year ended 08/31/22	1.00	0.00	(0.00)	(0.00)	(0.00)	-	-	(0.00)	1.00	0.16	42,147	0.35	1.08	0.24
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	74,495	0.10	1.08	0.01
Year ended 08/31/20	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.38	54,585	0.75	1.07	0.27
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	-	(0.01)	1.00	1.29	54,711	1.05	1.08	1.28

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Notes to Financial Statements

August 31, 2023

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

 The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.

 Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio and Invesco Treasury Obligations Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

 Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

 Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

 Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

 Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the “Rule”), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

 “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

 Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio may impose a fee upon the sale of shares. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.

 In July 2023, the U.S. Securities and Exchange Commission adopted amendments to the Rule. These amendments, among other changes, (i) remove redemption gates and remove the tie between weekly liquid asset minimum thresholds and liquidity fees, effective October 2, 2023; (ii) increase required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024; and (iii) require institutional money market funds to impose a mandatory liquidity fee when daily net redemptions exceed certain levels unless the amount of the fee determined by a Fund is less than 0.01% of the value of the shares redeemed, effective October 2, 2024.

 The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

 Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

 Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

 Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

29	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

 The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

 Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

 The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

 The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

 Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

 The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of

30	Short-Term Investments Trust

short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

 The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

 Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

 U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

 For the year ended August 31, 2023, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with

 Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

 The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	-

 The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

 In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

31	Short-Term Investments Trust

 For the year ended August 31, 2023, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$696,537

Invesco STIC Prime Portfolio	334,345

Invesco Treasury Portfolio	13,877,429

Invesco Government & Agency Portfolio	84,156

Invesco Treasury Obligations Portfolio	332,997

 The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

 The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

 Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

 The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

 Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 As of August 31, 2023, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff

32	Short-Term Investments Trust

positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended August 31, 2023, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$ -	$15,017,260	$-
Invesco STIC Prime Portfolio	20,029,285	31,005,688	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2023 and 2022:

	2023	2022
	Ordinary Income*	Ordinary Income*	Return of Capital

Invesco Liquid Assets Portfolio	$81,070,394	$9,991,934	$ -

Invesco STIC Prime Portfolio	15,631,347	1,661,497	165,488

Invesco Treasury Portfolio	1,636,379,490	96,074,616	-

Invesco Government & Agency Portfolio	3,545,474,831	325,968,052	-

Invesco Treasury Obligations Portfolio	59,282,259	4,933,278	-

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets

Invesco Liquid Assets Portfolio	$-	$(2,007,217)	$(266,475)	$(6,204)	$2,210,287,396	$2,208,007,500

Invesco STIC Prime Portfolio	-	(538,186)	(3,696)	-	434,669,510	434,127,628

Invesco Treasury Portfolio	121,708	(1,297,469)	(544,314)	(42,802)	34,486,312,364	34,484,549,487

Invesco Government & Agency Portfolio	1,223,802	(662,057)	-	(26,701,919)	81,043,246,411	81,017,106,237

Invesco Treasury Obligations Portfolio	52,291	(64,835)	(34,159)	(447,033)	1,601,060,268	1,600,566,532

 The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

 The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

33	Short-Term Investments Trust

 The Funds have a capital loss carryforward as of August 31, 2023, as follows:

	Short-Term	Long-Term
Fund	Not Subject to	Not Subject to	Total*
	Expiration	Expiration

Invesco Liquid Assets Portfolio	$6,204	$-	$6,204

Invesco Treasury Portfolio	42,802	-	42,802

Invesco Government & Agency Portfolio	26,701,919	-	26,701,919

Invesco Treasury Obligations Portfolio	414,704	32,329	447,033

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2023
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)

Invesco Liquid Assets Portfolio	$2,214,874,134	$143,261	$(409,736)	$(266,475)

Invesco STIC Prime Portfolio	436,120,021	2,210	(5,906)	(3,696)

Invesco Treasury Portfolio	34,204,222,315	-	(544,314)	(544,314)

Invesco Treasury Obligations Portfolio	1,768,623,164	-	(34,159)	(34,159)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Government & Agency Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2023, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Liquid Assets Portfolio	$193,515	$-	$(193,515)
Invesco STIC Prime Portfolio	41,958	(153)	(41,805)
Invesco Treasury Portfolio	-	-	-
Invesco Government & Agency Portfolio	-	-	-
Invesco Treasury Obligations Portfolio	-	-	-

NOTE 10–Share Information

Invesco Liquid Assets Portfolio

		Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	14,689,381,103	$14,692,392,767	16,021,220,223	$16,021,997,196

Private Investment Class	461	461	173	173

Cash Management Class	3,194	3,195	1	1

Reserve Class	74	74	7,065	7,068

Corporate Class	6,918,117	6,920,000	-	-

CAVU Securities Class	20,940,809	20,942,903	1	1

34	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

		Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	8,488,080	$8,489,799	331,500	$331,481

Private Investment Class	39,164	39,172	3,597	3,597

Personal Investment Class	10	10	-	-

Cash Management Class	68,982	68,996	5,971	5,971

Reserve Class	5,067	5,068	174	174

Resource Class	9,857	9,859	599	599

Corporate Class	130,854	130,878	70	70

CAVU Securities Class	20,195	20,197	-	-

Reacquired:
Institutional Class	(14,253,037,054)	(14,255,996,115)	(16,635,655,012)	(16,636,609,365)

Private Investment Class	(53,258)	(53,270)	(1,822,166)	(1,822,177)

Cash Management Class	(82,976)	(83,000)	(1,207,094)	(1,207,189)

Reserve Class	(44,488)	(44,497)	(47,789)	(47,792)

Resource Class	(3,064)	(3,065)	(114,803)	(114,839)

Corporate Class	(2,774,617)	(2,775,172)	(425)	(424)

CAVU Securities Class	(7,070,744)	(7,071,451)	-	-

Net increase (decrease) in share activity	462,939,766	$462,996,809	(617,277,915)	$(617,455,455)

(a)	54% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

35	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco STIC Prime Portfolio

		Summary of Share Activity

	Years ended August 31,
	2023(a)			2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,869,976,252	$1,870,028,473	1,898,258,845	$1,898,293,281

Private Investment Class	611,125	611,137	66,475	66,475

Personal Investment Class	200,000	200,000	45	45

Cash Management Class	202,044	202,044	47,921	47,925

Reserve Class	169,984	170,001	1	1

Resource Class	1	1	-	-

Corporate Class	3,184,015	3,184,088	-	-

Issued as reinvestment of dividends:
Institutional Class	9,572,929	9,573,297	718,725	718,729

Private Investment Class	13,902	13,903	961	961

Personal Investment Class	3,243	3,243	131	131

Cash Management Class	10,701	10,702	351	351

Reserve Class	2,271	2,271	62	62

Resource Class	16	16	1	1

Corporate Class	40,528	40,531	64	64

Reacquired:
Institutional Class	(1,772,368,596)	(1,772,399,544)	(1,798,225,673)	(1,798,252,661)

Private Investment Class	(416,660)	(416,674)	(215,296)	(215,297)

Personal Investment Class	(200,000)	(200,000)	(1,624)	(1,624)

Cash Management Class	(144,115)	(144,118)	(175,291)	(175,297)

Reserve Class	(1,502)	(1,501)	(16,836)	(16,838)

Resource Class	(1)	(1)	-	-

Corporate Class	(234,201)	(234,211)	-	-

Net increase in share activity	110,621,936	$110,643,658	100,458,862	$100,466,309

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

36	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Portfolio

		Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	274,406,114,953	$274,406,114,953	132,066,034,066	$132,066,034,066

Private Investment Class	1,927,265,025	1,927,265,025	1,001,410,898	1,001,410,898

Personal Investment Class	2,652,216,519	2,652,216,519	2,236,178,971	2,236,178,971

Cash Management Class	891,962,433	891,962,433	1,488,319,714	1,488,319,714

Reserve Class	4,059,561,441	4,059,561,441	3,559,612,942	3,559,612,942

Resource Class	289,292,340	289,292,340	215,964,855	215,964,855

Corporate Class	13,246,649,542	13,246,649,542	4,502,000,934	4,502,000,934

CAVU Securities Class	22,252,025,618	22,252,025,618	12,888,063,731	12,888,063,731

Issued as reinvestment of dividends:
Institutional Class	429,132,893	429,132,893	10,223,078	10,223,078

Private Investment Class	15,063,443	15,063,443	184,233	184,233

Personal Investment Class	11,951,452	11,951,452	398,914	398,914

Cash Management Class	9,757,614	9,757,614	1,071,516	1,071,516

Reserve Class	23,854,384	23,854,384	971,014	971,014

Resource Class	2,503,679	2,503,679	130,138	130,138

Corporate Class	27,110,572	27,110,572	261,029	261,029

CAVU Securities Class	28,156,470	28,156,470	1,880	1,880

Reacquired:
Institutional Class	(267,423,596,438)	(267,423,596,438)	(127,745,395,500)	(127,745,395,500)

Private Investment Class	(1,237,096,047)	(1,237,096,047)	(923,593,550)	(923,593,550)

Personal Investment Class	(2,397,407,852)	(2,397,407,852)	(1,920,776,704)	(1,920,776,704)

Cash Management Class	(1,117,777,283)	(1,117,777,283)	(1,546,770,652)	(1,546,770,652)

Reserve Class	(4,454,713,112)	(4,454,713,112)	(3,440,814,516)	(3,440,814,516)

Resource Class	(278,061,492)	(278,061,492)	(191,904,982)	(191,904,982)

Corporate Class	(12,184,834,817)	(12,184,834,817)	(4,294,751,493)	(4,294,751,493)

CAVU Securities Class	(21,571,844,402)	(21,571,844,402)	(12,877,833,985)	(12,877,833,985)

Net increase in share activity	9,607,286,935	$9,607,286,935	5,028,986,531	$5,028,986,531

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

37	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Government & Agency Portfolio

		Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	676,317,844,983	$676,317,844,983	454,339,645,288	$454,339,645,288

Private Investment Class	2,772,830,810	2,772,830,810	1,778,974,054	1,778,974,054

Personal Investment Class	291,186,446	291,186,446	97,861,174	97,861,174

Cash Management Class	687,171,805	687,171,805	1,341,733,532	1,341,733,532

Reserve Class	1,637,403,110	1,637,403,110	2,373,222,673	2,373,222,673

Resource Class	1,746,682,416	1,746,682,416	1,481,464,937	1,481,464,937

Corporate Class	15,706,196,046	15,706,196,046	10,354,778,887	10,354,778,887

CAVU Securities Class	138,982,525,837	138,982,525,837	77,360,488,467	77,360,488,467

Issued as reinvestment of dividends:
Institutional Class	1,169,954,288	1,169,954,288	49,592,996	49,592,996

Private Investment Class	19,707,465	19,707,465	747,946	747,946

Personal Investment Class	1,370,472	1,370,472	55,691	55,691

Cash Management Class	5,398,766	5,398,766	463,867	463,867

Reserve Class	16,666,940	16,666,940	542,028	542,028

Resource Class	6,163,097	6,163,097	486,110	486,110

Corporate Class	30,430,600	30,430,600	1,161,309	1,161,309

CAVU Securities Class	269,901,724	269,901,724	7,176,754	7,176,754

Reacquired:
Institutional Class	(672,997,251,908)	(672,997,251,908)	(442,662,747,076)	(442,662,747,076)

Private Investment Class	(2,398,205,208)	(2,398,205,208)	(1,707,506,123)	(1,707,506,123)

Personal Investment Class	(245,169,031)	(245,169,031)	(67,927,807)	(67,927,807)

Cash Management Class	(1,199,513,317)	(1,199,513,317)	(947,276,029)	(947,276,029)

Reserve Class	(1,810,691,621)	(1,810,691,621)	(2,183,262,634)	(2,183,262,634)

Resource Class	(1,721,932,142)	(1,721,932,142)	(1,464,792,242)	(1,464,792,242)

Corporate Class	(15,983,851,585)	(15,983,851,585)	(10,895,201,454)	(10,895,201,454)

CAVU Securities Class	(131,342,543,547)	(131,342,543,547)	(73,955,994,664)	(73,955,994,664)

Net increase in share activity	11,962,276,446	$11,962,276,446	15,303,687,684	$15,303,687,684

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

38	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Obligations Portfolio

		Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	5,169,670,586	$5,169,670,586	2,034,763,395	$2,034,763,395

Private Investment Class	17,710,953	17,710,953	4,862,034	4,862,034

Personal Investment Class	8,901,266	8,901,266	25,412,787	25,412,787

Cash Management Class	11,800,855	11,800,855	-	-

Reserve Class	203,740,500	203,740,500	237,156,939	237,156,939

Resource Class	87,877,408	87,877,408	891,607	891,607

Corporate Class	20,654,915	20,654,915	-	-

Issued as reinvestment of dividends:
Institutional Class	28,171,168	28,171,168	1,208,158	1,208,158

Private Investment Class	621,107	621,107	25,960	25,960

Personal Investment Class	271,902	271,902	13,163	13,163

Cash Management Class	108,074	108,074	185	185

Reserve Class	1,364,201	1,364,201	26,868	26,868

Resource Class	208,032	208,032	-	-

Corporate Class	184,948	184,948	8,385	8,385

Reacquired:
Institutional Class	(4,816,549,773)	(4,816,549,773)	(1,997,030,151)	(1,997,030,151)

Private Investment Class	(8,834,480)	(8,834,480)	(4,966,484)	(4,966,484)

Personal Investment Class	(21,882,617)	(21,882,617)	(16,518,530)	(16,518,530)

Cash Management Class	(1,623,602)	(1,623,602)	(174,593)	(174,593)

Reserve Class	(173,252,505)	(173,252,505)	(269,524,868)	(269,524,868)

Resource Class	(81,939,636)	(81,939,636)	(891,409)	(891,409)

Corporate Class	(21,403,107)	(21,403,107)	(1,700,000)	(1,700,000)

Net increase in share activity	425,800,195	$425,800,195	13,563,446	$13,563,446

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 38% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

39	Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2023, the related statements of operations for the year ended August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights of the Reserve Class for each of the five years in the period ended August 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2023 and each of the financial highlights of the Reserve Class for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas
October 23, 2023

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

40	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
Reserve Class	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,021.20	$5.35	$1,019.91	$5.35	1.05%
Invesco STIC Prime Portfolio	1,000.00	1,020.90	5.35	1,019.91	5.35	1.05
Invesco Treasury Portfolio	1,000.00	1,020.70	5.35	1,019.91	5.35	1.05
Invesco Government & Agency Portfolio	1,000.00	1,020.80	5.25	1,020.01	5.24	1.03
Invesco Treasury Obligations Portfolio	1,000.00	1,020.00	5.35	1,019.91	5.35	1.05

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2023 through August 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

41	Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Treasury Portfolio)

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the

42	Short-Term Investments Trust

nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

 The Board reviewed the services that may be provided to each Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which each Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to

43	Short-Term Investments Trust

address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other

44	Short-Term Investments Trust

client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding the Fund’s actual management fees and the levels of the Fund’s breakpoints in light of current asset levels. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s

Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and

45	Short-Term Investments Trust

sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Treasury Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The

Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of each Fund.

46	Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

 The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

 The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2023:

Federal and State Income Tax

	Business Interest Income*	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S Treasury Obligations*

Invesco Liquid Assets Portfolio	99.88%	0.00%	0.00%	0.00%	0.00%

Invesco STIC Prime Portfolio	99.67%	0.00%	0.00%	0.00%	0.00%

Invesco Treasury Portfolio	99.85%	0.00%	0.00%	0.00%	29.94%

Invesco Government & Agency Portfolio	99.71%	0.00%	0.00%	0.00%	29.47%

Invesco Treasury Obligations Portfolio	99.99%	0.00%	0.00%	0.00%	100.00%

* The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified Short-Term Gains	Qualified Interest Income**

Invesco Liquid Assets Portfolio	$ -	0.00%

Invesco STIC Prime Portfolio	153	0.00%

Invesco Treasury Portfolio	-	99.85%

Invesco Government & Agency Portfolio	-	99.71%

Invesco Treasury Obligations Portfolio	-	99.99%

** The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

47	Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Chairman Emeritus, Invesco Ltd.; Trustee and Vice Chair, The Invesco Funds; and Member of Executive Board, SMU Cox School of Business

Formerly: Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Vice Chair, Investment Company Institute; Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			170	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee (2019) and Chair (August 2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	170	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	170	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); and Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	170	Insperity, Inc. (formerly known as Administaff) (human resources provider); Board Member of the regional board, First Financial Bank Texas; and Boad Member, First Financial Bankshares, Inc. Texas (FFIN)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management – Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			170	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; and Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	170	Blue Hills Bank; Member and Chairman, Bentley University, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	1998	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute	170	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			170	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); and Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); and Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury	170	None
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	170	None
Daniel S. Vandivort –1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management.	170	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America

T-3	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust; and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Melanie Ringold – 1975 Senior Vice President, Chief Legal Officer and Secretary	2023

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary, Invesco Investment Advisers LLC, Invesco Capital Markets, Inc.; Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Senior Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI SteelPath, Inc.; Secretary and Senior Vice President, Oppenheimer Acquisition Corp.; Secretary, SteelPath Funds Remediation LLC; and Secretary and Senior Vice President, Trinity Investment Management Corporation

Formerly: Assistant Secretary, Invesco Distributors, Inc.; Invesco Advisers, Inc. Invesco Investment Services, Inc., Invesco Capital Markets, Inc., Invesco Capital Management LLC and Invesco Investment Advisers LLC; and Assistant Secretary and Investment Vice President, Invesco Funds

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Chief Executive Officer, President and Executive Director, Invesco Ltd.; Senior Vice President, Invesco Group Services, Inc.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds and Trustee, Invesco Foundation, Inc.

Formerly: Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; and Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	Short-Term Investments Trust

Trustees and Officers–(continued)

Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; and Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Tony Wong – 1973 Senior Vice President	2023

Senior Managing Director, Invesco Ltd.; Director, Chairman, Chief Executive Officer and President, Invesco Advisers, Inc.; Director and Chairman, Invesco Private Capital, Inc., INVESCO Private Capital Investments, Inc. and INVESCO Realty, Inc.; Director, Invesco Senior Secured Management, Inc.; President, Invesco Managed Accounts, LLC and SNW Asset Management Corporation; and Senior Vice President, The Invesco Funds

Formerly: Assistant Vice President, The Invesco Funds; and Vice President, Invesco Advisers, Inc.

			N/A	N/A
Stephanie C. Butcher – 1971 Senior Vice President	2023	Senior Managing Director, Invesco Ltd.; Senior Vice President, The Invesco Funds; Director and Chief Executive Officer, Invesco Asset Management Limited	N/A	N/A
Adrien Deberghes – 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5	Short-Term Investments Trust

Trustees and Officers–(continued)

Officers–(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

		N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds

Formerly: Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds;

Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; and Associate, Gaston Snow & Ely Bartlett

		N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1331 Spring Street NW, Suite 2500	11 Greenway Plaza	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Sidley Austin LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2005 Market Street, Suite 2600	787 Seventh Avenue	11 Greenway Plaza	2 Hanson Place
Philadelphia, PA 19103-7018	New York, NY 10019	Houston, TX 77046-1173	Brooklyn, NY 11217-1431

T-6	Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-7

Annual Report to Shareholders	August 31, 2023

Resource Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2023, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

2

Fund Data

Resource Class data as of 8/31/23

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	12 - 48 days	37 days	54 days	$254.7 thousand
Invesco STIC Prime[1]	1 - 9 days	6 days	8 days	0.4 thousand
Invesco Treasury[2]	3 - 34 days	9 days	101 days	91.1 million
Invesco Government & Agency[2]	5 - 38 days	17 days	83 days	165.9 million
Invesco Treasury Obligations[2]	29 - 54 days	32 days	73 days	6.2 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

 Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

3	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/23
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio
1 - 7	48.0%	80.0%	67.5%	63.6%	14.7%
8 - 30	7.9	9.1	6.9	4.3	36.8
31 - 60	11.1	10.9	2.9	7.1	28.0
61 - 90	9.7	0.0	1.6	1.0	4.3
91 - 180	18.5	0.0	3.4	5.3	6.7
181+	4.8	0.0	17.7	18.7	9.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

4	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-43.21%(a)
Asset Management & Custody Banks-0.45%
BofA Securities, Inc. (SOFR + 0.50%)(b)	5.90%	10/16/2023	$10,000	$10,004,191

Asset-Backed Securities - Consumer Receivables-1.57%
Old Line Funding LLC (SOFR + 0.45%) (CEP - Royal Bank of Canada)(b)(c)	5.94%	09/22/2023	25,000	25,002,830

Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)	5.71%	01/04/2024	10,000	9,802,145

				34,804,975

Asset-Backed Securities - Fully Supported Bank-1.81%
Anglesea Funding LLC (1 mo. OBFR + 0.22%) (Multi - CEP’s)(b)(c)(d)	5.66%	11/14/2023	40,000	40,001,962

Consumer Finance-1.80%
Toyota Finance Australia Ltd. (Australia)(d)	5.59%	10/19/2023	40,000	39,708,559

Diversified Banks-29.68%
Banco Santander S.A. (SOFR + 0.39%) (Spain)(b)(c)(d)	5.66%	09/01/2023	20,000	20,000,240

Banco Santander S.A. (Spain)(c)(d)	5.69%	11/16/2023	10,000	9,882,832

Barclays Bank PLC(c)(d)	5.57%	10/06/2023	40,000	39,784,120

Barclays Bank PLC (SOFR + 0.42%)(b)(c)(d)	5.76%	01/05/2024	10,000	10,004,638

Canadian Imperial Bank of Commerce(c)(d)	5.88%	06/17/2024	25,000	23,843,700

Citigroup Global Markets, Inc.(c)	5.71%	12/18/2023	40,000	39,324,927

DBS Bank Ltd. (Singapore)(c)(d)	5.71%	02/13/2024	50,000	48,715,344

Dexia Credit Local S.A. (France)(c)(d)	5.78%	02/12/2024	50,000	48,728,125

Dexia Credit Local S.A. (France)(c)(d)	5.78%	02/16/2024	10,000	9,739,271

Dexia Credit Local S.A. (France)(c)(d)	5.77%	03/04/2024	10,000	9,712,423

DNB Bank ASA (Norway)(c)(d)	5.15%	02/01/2024	25,000	24,412,768

DZ BANK AG Deutsche Zentral-Genossenschaftsbank (Germany)(c)(d)	5.42%	09/05/2023	30,000	29,977,837

HSBC Bank PLC (SOFR + 0.42%) (United Kingdom)(b)(c)(d)	5.76%	01/26/2024	50,000	50,012,610

ING (US) Funding LLC (SOFR + 0.46%)(b)(c)(d)	5.76%	09/29/2023	25,000	25,006,519

ING (US) Funding LLC(c)(d)	5.50%	11/03/2023	25,000	24,758,756

National Australia Bank Ltd. (Australia)(c)(d)	5.10%	11/02/2023	40,000	39,622,630

Nordea Bank Abp (SOFR + 0.34%) (Finland)(b)(c)(d)	5.64%	10/31/2023	5,000	5,001,369

Nordea Bank Abp (Finland)(c)(d)	5.73%	02/09/2024	25,000	24,381,700

Svenska Handelsbanken AB (Sweden)(c)(d)	5.54%	05/22/2024	50,000	47,917,174

Toronto-Dominion Bank (The) (Canada)(c)(d)	5.25%	01/26/2024	25,000	24,955,230

Toronto-Dominion Bank (The) (SOFR + 0.62%) (Canada)(b)(c)(d)	6.03%	04/26/2024	25,000	25,018,578

United Overseas Bank Ltd. (Singapore)(c)(d)	5.55%	11/03/2023	50,000	49,513,422

Westpac Banking Corp. (SOFR + 0.44%)(b)(c)(d)	5.84%	10/23/2023	25,000	25,010,462

				655,324,675

Diversified Capital Markets-3.83%
Glencove Funding LLC (CEP - Standard Chartered Bank)(c)(d)	5.61%	11/17/2023	40,000	39,527,060

UBS AG (SOFR + 0.35%)(b)(c)(d)	5.83%	11/15/2023	20,000	20,000,083

UBS AG (SOFR + 0.41%)(b)(c)(d)	5.87%	02/16/2024	25,000	24,999,743

				84,526,886

Specialized Finance-4.07%
Caisse des Depots et Consignations (France)(c)(d)	5.37%	10/06/2023	40,000	39,786,120

Great Bear Funding LLC (1 mo. OBFR + 0.40%) (CEP - Bank of Nova Scotia)(b)(d)	5.85%	02/13/2024	30,000	30,010,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Specialized Finance-(continued)
Great Bear Funding LLC (1 mo. OBFR + 0.40%) (CEP - Bank of Nova Scotia)(b)(d)	5.85%	02/13/2024	$20,000	$20,013,410

				89,810,285

Total Commercial Paper (Cost $954,485,987)				954,181,533

Certificates of Deposit-36.32%
BNP Paribas S.A. (France)(d)	5.31%	09/01/2023	21,000	21,000,000

Canadian Imperial Bank of Commerce (SOFR + 0.55%) (Canada)(b)(d)	6.05%	09/28/2023	25,000	25,006,805

Citibank N.A.	5.71%	01/02/2024	10,000	10,000,834

Cooperatieve Rabobank U.A. (Cayman Islands)(d)	5.30%	09/01/2023	51,000	51,000,000

DNB Bank ASA(d)	5.30%	09/01/2023	81,000	81,000,000

DZ BANK AG Deutsche Zentral-Genossenschaftsbank (Germany)(d)	5.30%	09/01/2023	76,000	76,000,000

Mizuho Bank Ltd.(d)	5.32%	09/01/2023	101,000	101,000,000

MUFG Bank Ltd.(d)	5.57%	10/20/2023	10,000	10,002,211

MUFG Bank Ltd.(d)	5.57%	10/27/2023	40,000	40,009,233

Nordea Bank Abp(d)	5.30%	09/01/2023	73,000	73,000,000

Oversea-Chinese Banking Corp. Ltd.(d)	5.57%	11/17/2023	25,000	24,998,518

Oversea-Chinese Banking Corp. Ltd. (SOFR + 0.40%) (Singapore)(b)(d)	5.83%	01/19/2024	32,000	32,006,742

Skandinaviska Enskilda Banken AB(d)	5.31%	09/01/2023	101,000	101,000,000

Svenska Handelsbanken AB(d)	5.30%	09/01/2023	56,000	56,000,000

Swedbank AB (SOFR + 0.42%) (Sweden)(b)(d)	5.91%	09/25/2023	50,000	50,010,614

Woori Bank(d)	5.38%	09/25/2023	50,000	50,000,498

Total Certificates of Deposit (Cost $801,997,476)				802,035,455

Variable Rate Demand Notes-4.09%(e)
Credit Enhanced-4.09%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	5.38%	04/01/2035	11,850	11,850,000

Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	5.30%	08/01/2045	67,040	67,040,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	5.92%	04/01/2047	9,000	8,999,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.40%	05/01/2037	2,300	2,300,000

Total Variable Rate Demand Notes (Cost $90,189,999)				90,189,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-83.62% (Cost $1,846,673,462)				1,846,406,987

			Repurchase Amount

Repurchase Agreements-16.68%(g)
BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities,agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $132,354,947; 0.00% - 12.07%; 06/01/2025 - 05/20/2072)(h)	5.45%	09/06/2023	20,021,194	20,000,000

BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $425,447,903 (collateralized by agency and non-agency asset-backed securities,agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $442,140,684; 0.00% - 11.94%; 02/15/2024 - 12/15/2072)(h)	5.42%	09/06/2023	50,052,694	50,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/31/2023, aggregate maturing value of $115,122,092 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $126,435,162; 0.00% - 12.26%; 09/15/2024 - 10/16/2056)(h)	5.46%	09/07/2023	45,047,775	45,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BNP Paribas Securities Corp., joint term agreement dated 08/31/2023, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $199,521,030; 1.25% - 9.56%; 06/20/2024 - 04/15/2081)(h)	5.40%	09/07/2023	$38,039,900	$38,000,000

BofA Securities, Inc., joint term agreement dated 08/31/2023, aggregate maturing value of $250,037,500 (collateralized by corporate obligations valued at $275,001,854; 2.25% - 10.38%; 03/01/2025 - 12/15/2036)(h)	5.40%	09/01/2023	20,003,000	20,000,000

Credit Agricole Corporate & Investment Bank, joint open agreement dated 02/17/2023 (collateralized by agency and non-agency asset-backed securities, corporate obligations,and non-agency mortgage-backed securities valued at $212,935,617; 1.13% - 9.38%; 09/27/2023 - 04/20/2062)(i)	5.40%	09/01/2023	15,069,758	15,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $420,000,102; 0.00%)	5.39%	09/01/2023	35,005,240	35,000,000

J.P. Morgan Securities LLC, joint open agreement dated 07/11/2023 (collateralized by corporate obligations and a non-agency asset-backed security valued at $192,499,943; 0.00% - 15.00%; 01/02/2024 - 06/30/2062)(i)	5.61%	09/01/2023	65,314,383	65,000,000

RBC Capital Markets LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $150,160,417 (collateralized by commercial paper, corporate obligations and non-agency asset-backed securities valued at $162,126,258; 0.00% - 13.25%; 09/15/2023 - 03/07/2082)(h)	5.50%	09/06/2023	15,016,042	15,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $62,597,474; 0.00% - 10.50%; 10/12/2023 - 03/25/2065)(i)	5.49%	09/01/2023	25,003,813	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,500 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,054; 0.63% - 6.00%; 05/15/2030 - 06/20/2053)	5.31%	09/01/2023	40,206,602	40,200,672

Total Repurchase Agreements (Cost $368,200,672)				368,200,672

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.30% (Cost $2,214,874,134)				2,214,607,659

OTHER ASSETS LESS LIABILITIES-(0.30)%				(6,600,159)

NET ASSETS-100.00%				$2,208,007,500

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Liquid Assets Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $875,294,617, which represented 39.64% of the Fund’s Net Assets.

(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 13.3%; Japan: 8.6%; Singapore: 7.0%; Cananda: 6.7%; Netherland: 6.4%; other countries less than 5% each: 33.2%.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-37.62%

BNP Paribas S.A. (France)(a)	5.31%	09/01/2023	$4,000	$4,000,000

Cooperatieve Rabobank U.A. (Cayman Islands)(a)	5.30%	09/01/2023	19,000	19,000,000

Credit Industriel et Commercial (SOFR + 0.13%)(a)(b)	5.65%	09/08/2023	15,000	15,000,113

DNB Bank ASA(a)	5.30%	09/01/2023	19,000	19,000,000

DZ BANK AG Deutsche Zentral-Genossenschaftsbank (Germany)(a)	5.30%	09/01/2023	19,000	19,000,000

Mizuho Bank Ltd.(a)	5.32%	09/01/2023	19,000	19,000,000

Natixis S.A.(a)	5.50%	10/05/2023	8,000	7,998,816

Nordea Bank Abp(a)	5.30%	09/01/2023	12,000	12,000,000

Nordea Bank Abp (SOFR + 0.42%) (Finland)(a)(b)	5.64%	09/20/2023	2,300	2,300,408

Skandinaviska Enskilda Banken AB(a)	5.31%	09/01/2023	19,000	19,000,000

Svenska Handelsbanken AB(a)	5.30%	09/01/2023	19,000	19,000,000
Swedbank AB (SOFR + 0.41%) (Sweden)(a)(b)	5.57%	10/19/2023	8,000	8,002,978

Total Certificates of Deposit (Cost $163,300,407)				163,302,315

Commercial Paper-15.61%(c)
Asset-Backed Securities - Fully Supported-1.61%
Atlantic Asset Securitization LLC (SOFR + 0.15%) (CEP - Credit Agricole Corporate & Investment Bank S.A.)(a)(b)(d)	5.68%	09/11/2023	7,000	7,000,104

Asset-Backed Securities - Fully Supported Bank-4.12%

Anglesea Funding LLC (Multi - CEP’s)(a)(d)	5.50%	10/17/2023	5,000	4,964,796

Halkin Finance LLC (Multi - CEP’s)(a)(d)	5.40%	09/05/2023	5,000	4,996,303
Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(a)(d)	5.48%	10/16/2023	8,000	7,944,851

				17,905,950

Asset-Backed Securities - Multi-Purpose-1.83%
CAFCO LLC (CEP - Citibank, N.A.)(d)	5.44%	10/23/2023	8,000	7,936,423

Diversified Banks-3.96%

Lloyds Bank PLC (SOFR + 0.30%) (United Kingdom)(a)(b)	5.34%	09/05/2023	7,000	7,000,161

National Bank of Canada (Canada)(a)(d)	5.43%	10/11/2023	2,400	2,385,330

Nordea Bank Abp (SOFR + 0.34%) (Finland)(a)(b)(d)	5.51%	10/25/2023	5,000	5,001,478
Sumitomo Mitsui Trust Bank Ltd. (Singapore)(a)(d)	5.40%	09/05/2023	2,810	2,807,927

				17,194,896

Diversified Capital Markets-2.48%

Britannia Funding Co. LLC (CEP - Barclays Bank PLC)(a)(d)	5.46%	09/14/2023	8,000	7,983,362
Pacific Life Short Term Funding LLC(d)	5.47%	10/20/2023	2,800	2,779,085

				10,762,447

Regional Banks-1.61%
Mitsubishi UFJ Trust & Banking Corp.(a)(d)	5.43%	09/15/2023	7,000	6,984,483

Total Commercial Paper (Cost $67,789,907)				67,784,303

Variable Rate Demand Notes-2.30%(e)
Credit Enhanced-2.30%

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(d)(f)	5.92%	04/01/2047	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.40%	05/01/2037	$5,000	$5,000,000

Total Variable Rate Demand Notes (Cost $10,000,000)				10,000,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-55.53% (Cost $241,090,314)				241,086,618

			Repurchase Amount
Repurchase Agreements-44.93%(g)

Bank of Nova Scotia, joint agreement dated 08/31/2023, aggregate maturing value of $2,350,345,972 (collateralized by agency mortgage-backed securities valued at $2,397,000,469; 2.00% - 6.50%; 09/01/2027 - 08/20/2053)	5.30%	09/01/2023	20,002,944	20,000,000

BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $132,354,947; 0.00% - 12.07%; 06/01/2025 - 05/20/2072)(h)	5.45%	09/06/2023	8,008,478	8,000,000

BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $425,447,903 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $442,140,684; 0.00% - 11.94%; 02/15/2024 - 12/15/2072)(h)	5.42%	09/06/2023	5,005,269	5,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/31/2023, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $199,521,030; 1.25% - 9.56%; 06/20/2024 - 04/15/2081)(h)	5.40%	09/07/2023	15,015,750	15,000,000

BofA Securities, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $1,750,257,639 (collateralized by agency mortgage-backed securities valued at $1,785,000,000; 1.50% - 9.00%; 09/01/2023 - 02/01/2057)	5.30%	09/01/2023	20,002,944	20,000,000

BofA Securities, Inc., joint term agreement dated 08/31/2023, aggregate maturing value of $250,037,500 (collateralized by corporate obligations valued at $275,001,854; 2.25% - 10.38%; 03/01/2025 - 12/15/2036)(h)	5.40%	09/01/2023	5,000,750	5,000,000

Citigroup Global Markets, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $400,059,000 (collateralized by U.S. Treasury obligations valued at $408,000,092; 0.00% - 0.88%; 01/31/2024 - 08/15/2052)	5.31%	09/01/2023	20,002,950	20,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $420,000,102; 0.00%)	5.39%	09/01/2023	15,002,246	15,000,000

J.P. Morgan Securities LLC, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,222 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,001; 0.75% - 7.50%; 09/15/2025 - 08/01/2053)	5.30%	09/01/2023	20,002,944	20,000,000

RBC Capital Markets LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $150,160,417 (collateralized by commercial paper, corporate obligations and non-agency asset-backed securities valued at $162,126,258; 0.00% - 13.25%; 09/15/2023 - 03/07/2082)(h)	5.50%	09/06/2023	10,010,694	10,000,000

Societe Generale, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,222 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 2.50% - 5.00%; 03/01/2042 - 11/01/2052)	5.30%	09/01/2023	20,002,944	20,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $62,597,474; 0.00% - 10.50%; 10/12/2023 - 03/25/2065)(i)	5.49%	09/01/2023	5,000,763	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,500 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,054; 0.63% - 6.00%; 05/15/2030 - 06/20/2053)	5.31%	09/01/2023	$32,034,431	$32,029,707
Total Repurchase Agreements (Cost $195,029,707)				195,029,707

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.46% (Cost $436,120,021)				436,116,325

OTHER ASSETS LESS LIABILITIES-(0.46)%				(1,988,697)

NET ASSETS-100.00%				$434,127,628

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden 10.6%; France 9.0%; Japan 6.6%; Netherlands 5.5%; other countries less than 5% each: 19.0%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $65,784,142, which represented 15.15% of the Fund’s Net Assets.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-31.57%
U.S. Treasury Bills-13.95%(a)

U.S. Treasury Bills	5.24%	09/05/2023	$1,000,000	$999,422,222

U.S. Treasury Bills	5.22%-5.23%	09/21/2023	1,100,000	1,096,842,042

U.S. Treasury Bills	5.24%	10/17/2023	1,000,000	993,419,445

U.S. Treasury Bills	5.37%	11/24/2023	545,000	538,260,169

U.S. Treasury Bills	5.41%	12/12/2023	450,000	443,236,125
U.S. Treasury Bills	5.41%	12/26/2023	750,000	737,155,416

				4,808,335,419

U.S. Treasury Floating Rate Notes-17.62%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.55%	10/31/2024	1,839,000	1,837,123,880

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.61%	01/31/2025	2,063,000	2,064,038,880

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.58%	04/30/2025	1,675,000	1,675,717,313
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.54%	07/31/2025	500,000	499,614,911

				6,076,494,984

Total U.S. Treasury Securities (Cost $10,884,830,403)				10,884,830,403

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-31.57% (Cost $10,884,830,403)				10,884,830,403

			Repurchase Amount
Repurchase Agreements-67.62%(c)

ABN AMRO Bank N.V., joint agreement dated 08/31/2023, aggregate maturing value of $450,066,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.50% - 4.13%; 08/15/2025 - 05/15/2042)	5.30%	09/01/2023	250,036,806	250,000,000

Citigroup Global Markets, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,090; 3.75% - 4.38%; 08/31/2028 - 08/31/2030)	5.31%	09/01/2023	500,073,750	500,000,000

Citigroup Global Markets, Inc., joint term agreement dated 08/29/2023,aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,048; 0.00% - 7.50%; 09/05/2023 - 08/15/2053)(d)	5.32%	09/05/2023	3,003,103,333	3,000,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2023, aggregate maturing value of $100,014,444 (collateralized by U.S. Treasury obligations valued at $102,000,080; 4.00%; 06/30/2028)	5.20%	09/01/2023	25,003,611	25,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2023,aggregate maturing value of $36,505,373,611 (collateralized by U.S. Treasury obligations valued at $36,505,373,762; 0.25% - 4.00%; 03/31/2024 - 02/15/2030)	5.30%	09/01/2023	8,501,251,389	8,500,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2023, aggregate maturing value of $8,001,177,778 (collateralized by U.S. Treasury obligations valued at $8,160,000,163; 0.00% - 4.00%; 09/14/2023 - 07/15/2032)	5.30%	09/01/2023	3,359,494,519	3,359,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/31/2023,maturing value of $750,110,417 (collateralized by U.S. Treasury obligations valued at $765,000,039; 2.00% - 3.00%; 02/15/2049 - 02/15/2050)	5.30%	09/01/2023	750,110,417	750,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Goldman Sachs & Co., agreement dated 08/31/2023, maturing value of $250,036,806 (collateralized by a U.S. Treasury obligation valued at $255,000,037; 2.38%; 02/29/2024)	5.30%	09/01/2023	$250,036,806	$250,000,000

ING Financial Markets, LLC, agreement dated 08/31/2023, maturing value of $200,029,444 (collateralized by U.S. Treasury obligations valued at $204,000,052; 0.00% - 4.75%; 12/15/2023 - 02/15/2053)	5.30%	09/01/2023	200,029,444	200,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,153,727 (collateralized by U.S. Treasury obligations valued at $1,020,690,818; 0.63% - 4.13%; 10/15/2024 - 11/15/2052)	5.30%	09/01/2023	500,076,472	500,002,860

ING Financial Markets, LLC, joint term agreement dated 07/26/2023, aggregate maturing value of $1,008,423,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,043; 0.00% - 7.63%; 10/03/2023 - 08/15/2052)	5.32%	09/21/2023	267,232,183	265,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $504,211,667 (collateralized by U.S. Treasury obligations valued at $510,000,121; 0.00% - 4.25%; 09/14/2023 - 08/15/2053)	5.32%	09/22/2023	252,105,833	250,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $806,620,444 (collateralized by U.S. Treasury obligations valued at $816,000,018; 0.00% - 7.63%; 09/26/2023 - 02/15/2053)	5.32%	09/21/2023	771,330,800	765,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/30/2023,aggregate maturing value of $350,368,087 (collateralized by U.S. Treasury obligations valued at $358,836,327; 0.00%; 05/15/2040 - 08/15/2046)(d)	5.32%	09/06/2023	100,105,134	100,001,688

Mitsubishi UFJ Trust & Banking Corp., agreement dated 08/31/2023, maturing value of $250,036,806 (collateralized by U.S. Treasury obligations valued at $255,000,015; 1.88% - 5.00%; 05/15/2037 - 08/15/2051)	5.30%	09/01/2023	250,036,806	250,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 07/26/2023,aggregate maturing value of $252,068,889 (collateralized by U.S. Treasury obligations valued at $255,000,056; 0.13% - 4.00%; 05/15/2024 - 08/15/2032)(d)	5.32%	09/21/2023	126,034,444	125,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/30/2023,aggregate maturing value of $1,943,488,353 (collateralized by U.S. Treasury obligations valued at $1,985,832,101; 0.50% - 3.88%; 03/31/2025 - 11/15/2040)(d)	5.32%	09/06/2023	500,604,813	500,087,500

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 08/30/2023,maturing value of $100,103,250 (collateralized by a U.S. Treasury obligation valued at $102,030,179; 0.75%; 08/31/2026)(d)	5.31%	09/06/2023	100,103,250	100,000,000

Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2023, maturing value of $758,343,714 (collateralized by U.S. Treasury obligations valued at $776,136,774; 0.00% - 1.75%; 05/15/2037 - 11/15/2046)	5.31%	09/01/2023	758,343,714	758,231,875

Societe Generale, joint term agreement dated 08/30/2023, aggregate maturing value of $1,501,548,750 (collateralized by U.S. Treasury obligations valued at $1,530,000,031; 0.25% - 4.50%; 08/15/2024 - 05/15/2032)(d)	5.31%	09/06/2023	740,764,050	740,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $2,900,426,944 (collateralized by U.S. Treasury obligations valued at $2,958,000,059; 0.63% - 6.13%; 10/31/2024 - 05/15/2049)	5.30%	09/01/2023	1,112,285,214	1,112,121,485

Teacher Retirement System of Texas, joint agreement dated 08/31/2023,aggregate maturing value of $1,012,602,253 (collateralized by U.S. Treasury obligations valued at $1,068,100,137; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/01/2023	507,213,644	507,137,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Teacher Retirement System of Texas, joint agreement dated 08/31/2023,aggregate maturing value of $1,027,540,443 (collateralized by U.S. Treasury obligations valued at $1,078,271,700; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/05/2023	$512,571,266	$512,264,476

Total Repurchase Agreements (Cost $23,318,847,598)				23,318,847,598

TOTAL INVESTMENTS IN SECURITIES-99.19% (Cost $34,203,678,001)				34,203,678,001

OTHER ASSETS LESS LIABILITIES-0.81%				280,871,486

NET ASSETS-100.00%				$34,484,549,487

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-27.58%
U.S. Treasury Bills-12.45%(a)
U.S. Treasury Bills	5.42%	10/03/2023	$2,330,000	$2,318,971,335

U.S. Treasury Bills	4.12%	10/05/2023	50,000	49,813,236

U.S. Treasury Bills	5.29%	10/10/2023	525,000	522,042,500

U.S. Treasury Bills	5.32%	10/12/2023	970,000	964,200,208

U.S. Treasury Bills	5.24%	10/17/2023	100,000	99,341,945

U.S. Treasury Bills	5.31%	10/24/2023	1,825,000	1,810,974,875

U.S. Treasury Bills	5.34%	11/07/2023	700,000	693,160,415

U.S. Treasury Bills	5.14%	11/16/2023	105,000	103,890,500

U.S. Treasury Bills	5.39%	12/07/2023	485,000	478,139,270

U.S. Treasury Bills	5.29%	12/14/2023	50,000	49,255,389

U.S. Treasury Bills	5.43%	12/26/2023	1,970,000	1,936,152,457

U.S. Treasury Bills	5.19%	06/13/2024	1,105,000	1,061,721,447

				10,087,663,577

U.S. Treasury Floating Rate Notes-14.38%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	10/31/2023	679	679,406

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	5.34%	04/30/2024	1,648,000	1,647,205,837

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	07/31/2024	2,568,400	2,567,472,985

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.55%	10/31/2024	3,834,800	3,831,632,970

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.61%	01/31/2025	1,847,000	1,847,583,378

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.58%	04/30/2025	1,750,000	1,749,985,311

				11,644,559,887

U.S. Treasury Notes-0.75%
U.S. Treasury Notes	2.00%	04/30/2024	370,000	363,374,265

U.S. Treasury Notes	2.50%	04/30/2024	250,000	246,330,000

				609,704,265

Total U.S. Treasury Securities (Cost $22,341,927,729)				22,341,927,729

U.S. Government Sponsored Agency Securities-4.59%
Federal Farm Credit Bank (FFCB)-3.02%
Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	09/20/2023	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	12/15/2023	24,500	24,499,644

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	01/04/2024	229,000	229,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	5.36%	01/10/2024	75,500	75,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	01/25/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	02/05/2024	100,000	100,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	02/20/2024	80,000	80,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	02/23/2024	162,000	162,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	03/08/2024	95,000	95,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	03/15/2024	431,000	431,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	03/18/2024	$445,000	$445,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	04/04/2024	195,000	195,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	04/25/2024	345,000	345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	05/09/2024	160,000	160,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	05/24/2024	62,000	62,000,000

				2,443,999,644

Federal Home Loan Bank (FHLB)-1.38%(a)
Federal Home Loan Bank	5.01%	01/12/2024	213,000	209,230,669

Federal Home Loan Bank	5.02%	02/09/2024	926,000	906,204,692

				1,115,435,361

U.S. International Development Finance Corp. (DFC)-0.19%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/11/2023	9,273	9,272,728

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.50%	09/13/2023	6,357	6,357,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.54%	09/13/2023	15,300	15,300,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/13/2023	10,444	10,444,447

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/13/2023	47,727	47,727,274

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	06/15/2025	9,600	9,600,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/15/2025	2,368	2,368,421

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.48%	09/15/2026	5,417	5,416,667

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/15/2026	3,250	3,250,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	02/15/2028	10,000	10,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	10/15/2030	6,444	6,444,444

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/13/2023	30,375	30,375,000

				156,555,981

Total U.S. Government Sponsored Agency Securities (Cost $3,715,990,986)				3,715,990,986

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-32.17% (Cost $26,057,918,715)				26,057,918,715

			Repurchase Amount
Repurchase Agreements-65.67%(c)

ABN AMRO Bank N.V., joint agreement dated 08/31/2023, aggregate maturing value of $450,066,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.50% - 4.13%; 08/15/2025 - 05/15/2042)	5.30%	09/01/2023	200,029,444	200,000,000

Bank of Nova Scotia, joint agreement dated 08/31/2023, aggregate maturing value of $2,350,345,972 (collateralized by agency mortgage-backed securities valued at $2,397,000,469; 2.00% - 6.50%; 09/01/2027 - 08/20/2053)	5.30%	09/01/2023	1,225,180,347	1,225,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BofA Securities, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $1,750,257,639 (collateralized by agency mortgage-backed securities valued at $1,785,000,000; 1.50% - 9.00%; 09/01/2023 - 02/01/2057)	5.30%	09/01/2023	$904,808,814	$904,675,626

CIBC World Markets Corp., joint term agreement dated 07/27/2023, aggregate maturing value of $1,714,068,444 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $1,734,000,020; 0.00% - 7.00%; 03/01/2027 - 08/20/2069)(d)	5.32%	09/21/2023	1,507,371,956	1,495,000,000

Citigroup Global Markets, Inc., agreement dated 08/31/2023, maturing value of $300,044,250 (collateralized by U.S. Treasury obligations valued at $306,000,082; 0.50% - 3.88%; 03/31/2025 - 06/30/2028)	5.31%	09/01/2023	300,044,250	300,000,000

Citigroup Global Markets, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,090; 3.75% - 4.38%; 08/31/2028 - 08/31/2030)	5.31%	09/01/2023	1,500,221,250	1,500,000,000

Citigroup Global Markets, Inc., joint term agreement dated 08/29/2023, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,048; 0.00% - 7.50%; 09/05/2023 - 08/15/2053)(d)	5.32%	09/05/2023	4,504,655,000	4,500,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2023,aggregate maturing value of $100,014,444 (collateralized by U.S. Treasury obligations valued at $102,000,080; 4.00%; 06/30/2028)	5.20%	09/01/2023	75,010,833	75,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2023, aggregate maturing value of $36,505,373,611 (collateralized by U.S. Treasury obligations valued at $36,505,373,762; 0.25% - 4.00%; 03/31/2024 - 02/15/2030)	5.30%	09/01/2023	21,003,091,667	21,000,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2023, maturing value of $745,109,888 (collateralized by U.S. government sponsored agency obligations a U.S. Treasury obligation valued at $759,900,049; 1.04% - 5.65%; 12/15/2023 - 06/26/2028)	5.31%	09/01/2023	745,109,888	745,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2023, aggregate maturing value of $8,001,177,778 (collateralized by U.S. Treasury obligations valued at $8,160,000,163; 0.00% - 4.00%; 09/14/2023 - 07/15/2032)	5.30%	09/01/2023	3,900,574,167	3,900,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/31/2023,maturing value of $750,110,4 17 (collateralized by U.S. Treasury obligations valuedat $765,000,064; 1.38% - 3.00%; 02/15/2049 - 08/15/2052)	5.30%	09/01/2023	750,110,417	750,000,000

Goldman Sachs & Co., agreement dated 08/31/2023, maturing value of $250,036,806 (collateralized by U.S. Treasury obligations valued at $255,000,001; 0.00% - 6.25%; 02/29/2024 - 02/15/2043)	5.30%	09/01/2023	250,036,806	250,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,153,727 (collateralized by U.S. Treasury obligations valued at $1,020,690,818; 0.63% - 4.13%; 10/15/2024 - 11/15/2052)	5.30%	09/01/2023	500,077,256	500,003,644

ING Financial Markets, LLC, joint term agreement dated 07/26/2023, aggregate maturing value of $1,008,423,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,043; 0.00% - 7.63%; 10/03/2023 - 08/15/2052)	5.32%	09/21/2023	504,211,667	500,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $1,008,275,556 (collateralized by agency mortgage-backed securities valued at $1,020,000,001; 1.50% - 7.50%; 03/01/2028 - 09/01/2057)	5.32%	09/21/2023	932,654,889	925,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $504,211,667 (collateralized by U.S. Treasury obligations valued at $510,000,121; 0.00% - 4.25%; 09/14/2023 - 08/15/2053)	5.32%	09/22/2023	252,105,833	250,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $705,792,889 (collateralized by U.S. Treasury obligations valued at $714,000,031; 0.00% - 4.63%; 09/07/2023 - 08/15/2052)	5.32%	09/21/2023	640,254,978	635,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $806,620,444 (collateralized by agency mortgage-backed securities valued at $816,000,001; 1.50% - 8.00%; 09/01/2029 - 05/01/2058)	5.32%	09/21/2023	236,944,756	235,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

ING Financial Markets, LLC, term agreement dated 07/27/2023, maturing value of $201,655,111 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 8.00%; 03/17/2031 - 08/01/2053)	5.32%	09/21/2023	$201,655,111	$200,000,000

ING Financial Markets, LLC, term agreement dated 07/27/2023, maturing value of $504,211,667 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 8.00%; 09/01/2029 - 02/01/2057)	5.32%	09/22/2023	504,211,667	500,000,000

ING Financial Markets, LLC, term agreement dated 07/28/2023, maturing value of $201,628,611 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.50%; 07/01/2033 - 05/01/2058)	5.33%	09/21/2023	201,628,611	200,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/02/2023 (collateralized by agency mortgage-backed securities valued at $918,000,005; 1.25% - 6.39%; 03/25/2025 - 09/16/2063)(e)	5.31%	09/01/2023	788,593,992	785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/30/2023, aggregate maturing value of $350,368,087 (collateralized by U.S. Treasury obligations valued at $358,836,327; 0.00%; 05/15/2040 - 08/15/2046)(d)	5.32%	09/06/2023	170,176,456	170,000,600

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 07/26/2023,aggregate maturing value of $252,068,889 (collateralized by U.S. Treasury obligations valued at $255,000,056; 0.13% - 4.00%; 05/15/2024 - 08/15/2032)(d)	5.32%	09/21/2023	126,034,444	125,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/30/2023,aggregate maturing value of $1,943,488,353 (collateralized by U.S. Treasury obligations valued at $1,985,832,101; 0.50% - 3.88%; 03/31/2025 - 11/15/2040)(d)	5.32%	09/06/2023	1,333,357,859	1,331,980,000

Prudential Insurance Co. of America, agreement dated 08/31/2023, maturing value of $140,319,444 (collateralized by U.S. Treasury obligations valued at $143,901,190; 0.00%; 05/15/2037 - 08/15/2042)	5.31%	09/01/2023	140,319,444	140,298,750

RBC Dominion Securities Inc., joint agreement dated 08/31/2023, aggregate maturing value of $3,250,478,472 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $3,315,000,043; 0.00% - 6.24%; 09/19/2023 - 08/15/2053)	5.30%	09/01/2023	2,015,296,653	2,015,000,000

RBC Dominion Securities Inc., joint term agreement dated 07/27/2023, aggregate maturing value of $2,016,551,111 (collateralized by agency mortgage-backeds ecurities and U.S. Treasury obligations valued at $2,040,000,001; 0.00% - 6.50%; 09/30/2024 - 09/01/2053)(d)	5.32%	09/21/2023	352,896,444	350,000,000

Royal Bank of Canada, term agreement dated 07/27/2023, maturing value of $1,008,275,556 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,063; 0.00% - 6.50%; 03/31/2025 - 09/01/2053)(d)	5.32%	09/21/2023	1,008,275,556	1,000,000,000

Societe Generale, joint term agreement dated 08/30/2023, aggregate maturing value of $1,501,548,750 (collateralized by U.S. Treasury obligations valued at $1,530,000,031; 0.25% - 4.50%; 08/15/2024 - 05/15/2032)(d)	5.31%	09/06/2023	475,490,438	475,000,000

Standard Chartered Bank, agreement dated 08/31/2023, maturing value of $2,750,404,861 (collateralized by U.S. Treasury obligations valued at $2,805,413,051; 0.00% - 5.50%; 09/12/2023 - 05/15/2053)	5.30%	09/01/2023	2,750,404,861	2,750,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $2,900,426,944 (collateralized by U.S. Treasury obligations valued at $2,958,000,059; 0.63% - 6.13%; 10/31/2024 - 05/15/2049)	5.30%	09/01/2023	765,451,880	765,339,205

TD Securities (USA) LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $500,516,250 (collateralized by agency mortgage-backed securities valued at $510,000,000; 2.00% - 6.00%; 06/01/2048 - 09/01/2053)(d)	5.31%	09/06/2023	275,283,938	275,000,000

Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,012,602,253 (collateralized by U.S. Treasury obligations valued at $1,068,100,137; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/01/2023	505,388,609	505,312,952

Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,027,540,443 (collateralized by U.S. Treasury obligations valued at $1,078,271,700; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/05/2023	514,969,177	514,660,953

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Wells Fargo Securities, LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $1,801,862,000 (collateralized by agency mortgage-backed securities valued at $1,836,000,000; 1.50% - 7.00%; 03/01/2025 - 09/01/2053)(d)	5.32%	09/06/2023	$1,216,256,850	$1,215,000,000

Total Repurchase Agreements (Cost $53,207,271,730)				53,207,271,730

TOTAL INVESTMENTS IN SECURITIES(f) -97.84% (Cost $79,265,190,445)				79,265,190,445

OTHER ASSETS LESS LIABILITIES-2.16%				1,751,915,792

NET ASSETS-100.00%				$81,017,106,237

Investment Abbreviations:

SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-110.50%
U.S. Treasury Bills-98.18%(a)
U.S. Treasury Bills	5.24%-5.28%	09/05/2023	$167,000	$166,903,191

U.S. Treasury Bills	5.25%-5.29%	09/07/2023	94,550	94,467,205

U.S. Treasury Bills	5.27%-5.30%	09/12/2023	169,600	169,328,080

U.S. Treasury Bills	5.22%	09/14/2023	50,100	50,006,810

U.S. Treasury Bills	5.30%-5.31%	09/19/2023	170,000	169,551,605

U.S. Treasury Bills	5.20%-5.29%	09/21/2023	59,000	58,829,410

U.S. Treasury Bills	5.31%-5.33%	09/26/2023	160,000	159,412,777

U.S. Treasury Bills	5.32%	09/28/2023	45,000	44,821,631

U.S. Treasury Bills	5.31%-5.32%	10/03/2023	196,000	195,163,248

U.S. Treasury Bills	5.31%	10/05/2023	65,000	64,675,919

U.S. Treasury Bills	5.29%-5.32%	10/10/2023	79,000	78,550,460

U.S. Treasury Bills	5.32%	10/12/2023	25,000	24,849,445

U.S. Treasury Bills	5.24%-5.32%	10/17/2023	60,000	59,596,861

U.S. Treasury Bills	5.31%-5.33%	10/24/2023	72,000	71,440,497

U.S. Treasury Bills	5.29%	10/31/2023	21,000	20,827,193

U.S. Treasury Bills	5.12%-5.34%	11/09/2023	18,100	17,918,799

U.S. Treasury Bills	5.36%	11/21/2023	8,000	7,905,140

U.S. Treasury Bills	5.29%	12/14/2023	5,000	4,925,539

U.S. Treasury Bills	5.40%	12/19/2023	46,000	45,261,131

U.S. Treasury Bills	5.43%	12/26/2023	9,000	8,845,357

U.S. Treasury Bills	5.37%	01/04/2024	20,000	19,636,201

U.S. Treasury Bills	5.39%	01/18/2024	4,200	4,114,862

U.S. Treasury Bills	5.39%	02/01/2024	10,500	10,265,674

U.S. Treasury Bills	4.61%-4.72%	03/21/2024	6,300	6,139,876

U.S. Treasury Bills	4.71%-4.79%	04/18/2024	14,500	14,078,914

U.S. Treasury Bills	5.19%	06/13/2024	1,000	960,834

U.S. Treasury Bills	5.38%	07/11/2024	3,000	2,866,177

				1,571,342,836

U.S. Treasury Floating Rate Notes-11.52%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	10/31/2023	30,000	30,000,085

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	5.40%	01/31/2024	11,000	10,999,159

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	5.34%	04/30/2024	13,000	12,989,073

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	07/31/2024	11,000	10,994,635

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.55%	10/31/2024	49,000	48,970,420

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.61%	01/31/2025	30,500	30,506,906

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.58%	04/30/2025	16,000	15,998,640

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.54%	07/31/2025	24,000	23,991,575

				184,450,493

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Notes-0.80%
U.S. Treasury Notes	0.88%	01/31/2024	$13,000	$12,795,676

TOTAL INVESTMENTS IN SECURITIES-110.50% (Cost $ 1,768,589,005)				1,768,589,005

OTHER ASSETS LESS LIABILITIES-(10.50)%				(168,022,473)

NET ASSETS-100.00%				$1,600,566,532

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2023

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,846,406,987	$241,086,618	$10,884,830,403	$26,057,918,715	$1,768,589,005

Repurchase agreements, at value and cost	368,200,672	195,029,707	23,318,847,598	53,207,271,730	-

Cash	10,091	1,576	911,226,033	2,507,869,327	74,363

Receivable for:
Fund shares sold	-	145,000	6,859,898	6,841,344	-

Interest	3,565,839	518,558	41,759,002	128,097,082	906,979

Fund expenses absorbed	47,605	16,290	-	-	59,847

Investment for trustee deferred compensation and retirement plans	2,774,946	744,586	1,669,454	760,411	81,685

Other assets	-	125,057	290,729	4,475,843	59,547

Total assets	2,221,006,140	437,667,392	35,165,483,117	81,913,234,452	1,769,771,426

Liabilities:

Payable for:
Investments purchased	-	-	512,264,476	514,660,953	162,243,540

Fund shares reacquired	-	736,198	7,001,043	4,919,167	-

Due to broker	-	-	1,940,625	2,446,875	-

Dividends	9,681,128	1,932,762	153,028,620	360,002,422	6,531,629

Accrued fees to affiliates	360,875	74,570	4,636,011	13,063,153	284,069

Accrued trustees’ and officers’ fees and benefits	4,162	2,709	38,862	82,609	3,790

Accrued operating expenses	11,448	9,066	164,154	34,560	50,213

Trustee deferred compensation and retirement plans	2,941,027	784,459	1,859,839	918,476	91,653

Total liabilities	12,998,640	3,539,764	680,933,630	896,128,215	169,204,894

Net assets applicable to shares outstanding	$2,208,007,500	$434,127,628	$34,484,549,487	$81,017,106,237	$1,600,566,532

Net assets consist of:

Shares of beneficial interest	$2,210,287,396	$434,669,510	$34,486,312,364	$81,043,246,411	$1,601,060,268

Distributable earnings (loss)	(2,279,896)	(541,882)	(1,762,877)	(26,140,174)	(493,736)

	$2,208,007,500	$434,127,628	$34,484,549,487	$81,017,106,237	$1,600,566,532

Net Assets:

Institutional Class	$2,186,548,484	$429,676,422	$28,835,239,242	$65,659,515,148	$1,483,131,716

Private Investment Class	$1,059,282	$665,717	$1,087,038,300	$972,195,095	$24,057,273

Personal Investment Class	$10,257	$94,652	$847,631,486	$86,709,117	$10,641

Cash Management Class	$1,709,324	$437,676	$178,755,972	$635,720,144	$10,362,415

Reserve Class	$135,650	$241,036	$616,192,376	$442,229,121	$73,984,387

Resource Class	$254,730	$401	$91,129,787	$165,917,647	$6,242,401

Corporate Class	$4,297,720	$3,011,724	$1,562,965,512	$295,514,451	$2,777,699

CAVU Securities Class	$13,992,053	$-	$1,265,596,812	$12,759,305,514	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Statement of Assets and Liabilities–(continued)

August 31, 2023

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Shares outstanding, no par value,unlimited number of shares authorized:
Institutional Class	2,186,236,160	429,646,592	28,834,347,613	65,680,608,634	1,483,537,715

Private Investment Class	1,059,136	665,670	1,087,059,359	972,507,398	24,063,859

Personal Investment Class	10,256	94,645	847,649,009	86,736,971	10,644

Cash Management Class	1,709,089	437,645	178,753,912	635,924,359	10,363,915

Reserve Class	135,631	241,015	616,185,732	442,371,181	74,004,640

Resource Class	254,695	402	91,131,826	165,970,946	6,244,109

Corporate Class	4,297,128	3,011,512	1,562,964,412	295,609,381	2,778,459

CAVU Securities Class	13,990,223	-	1,265,610,253	12,763,404,252	-

Net asset value, offering and redemption price per share for each class	$1.0001	$1.0001	$1.00	$1.00	$1.00

Cost of Investments	$2,214,874,134	$436,120,021	$34,203,678,001	$79,265,190,445	$1,768,589,005

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2023

					Invesco Treasury
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio

Investment income:
Interest	$84,375,023	$16,299,464	$1,716,958,017	$3,683,596,458	$62,443,364

Expenses:
Advisory fees	2,742,194	553,292	56,529,728	80,926,610	1,795,574

Administrative services fees	799,670	162,811	16,836,024	36,311,534	627,152

Custodian fees	24,974	17,565	2,786,313	1,266,379	77,030

Distribution fees:
Private Investment Class	3,155	1,426	1,976,685	2,317,397	45,612

Personal Investment Class	55	529	2,683,175	240,832	48,056

Cash Management Class	1,364	360	204,576	567,559	2,526

Reserve Class	1,354	677	7,178,648	4,828,360	493,203

Resource Class	500	-	109,185	297,568	8,262

Corporate Class	926	326	441,138	369,665	1,534

Transfer agent fees	164,532	33,198	3,391,784	7,283,395	127,852

Trustees’ and officers’ fees and benefits	30,472	18,724	288,487	629,718	26,577

Registration and filing fees	107,075	105,126	1,323,580	2,371,637	113,293

Reports to shareholders	484	5,244	4,143	-	2,766

Professional services fees	58,124	70,864	398,792	455,162	54,018

Other	66,287	32,320	303,698	339,967	70,647

Total expenses	4,001,166	1,002,462	94,455,956	138,205,783	3,494,102

Less: Fees waived and expenses reimbursed	(696,537)	(334,345)	(13,877,429)	(84,156)	(332,997)

Net expenses	3,304,629	668,117	80,578,527	138,121,627	3,161,105

Net investment income	81,070,394	15,631,347	1,636,379,490	3,545,474,831	59,282,259

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	2,847	153	3,331,458	1,842,825	(315,693)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(22,559)	1,664	-	-	-

Net realized and unrealized gain (loss)	(19,712)	1,817	3,331,458	1,842,825	(315,693)

Net increase in net assets resulting from operations	$81,050,682	$15,633,164	$1,639,710,948	$3,547,317,656	$58,966,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2023 and 2022

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	2023	2022	2023	2022

Operations:
Net investment income	$81,070,394	$9,991,934	$15,631,347	$1,826,985

Net realized gain	2,847	3,959	153	624

Change in net unrealized appreciation (depreciation)	(22,559)	(406,836)	1,664	(5,126)

Net increase in net assets resulting from operations	81,050,682	9,589,057	15,633,164	1,822,483

Distributions to shareholders from distributable earnings:
Institutional Class	(80,699,792)	(9,973,378)	(15,532,523)	(1,657,807)

Private Investment Class	(43,207)	(6,754)	(19,712)	(1,550)

Personal Investment Class	(398)	(32)	(3,623)	(240)

Cash Management Class	(73,755)	(9,759)	(19,230)	(1,672)

Reserve Class	(5,393)	(378)	(2,735)	(130)

Resource Class	(10,560)	(1,017)	(18)	(3)

Corporate Class	(150,333)	(112)	(53,506)	(95)

CAVU Securities Class	(86,956)	(504)	-	-

Total distributions from distributable earnings	(81,070,394)	(9,991,934)	(15,631,347)	(1,661,497)

Return of capital:
Institutional Class	-	-	-	(165,120)

Private Investment Class	-	-	-	(154)

Personal Investment Class	-	-	-	(24)

Cash Management Class	-	-	-	(167)

Reserve Class	-	-	-	(13)

Resource Class	-	-	-	(1)

Corporate Class	-	-	-	(9)

Total return of capital	-	-	-	(165,488)

Total distributions	(81,070,394)	(9,991,934)	(15,631,347)	(1,826,985)

Share transactions-net:
Institutional Class	444,886,451	(614,280,688)	107,202,226	100,759,349

Private Investment Class	(13,637)	(1,818,407)	208,366	(147,861)

Personal Investment Class	10	-	3,243	(1,448)

Cash Management Class	(10,809)	(1,201,217)	68,628	(127,021)

Reserve Class	(39,355)	(40,550)	170,771	(16,775)

Resource Class	6,794	(114,240)	16	1

Corporate Class	4,275,706	(354)	2,990,408	64

CAVU Securities Class	13,891,649	1	-	-

Net increase (decrease) in net assets resulting from share transactions	462,996,809	(617,455,455)	110,643,658	100,466,309

Net increase (decrease) in net assets	462,977,097	(617,858,332)	110,645,475	100,461,807

Net assets:
Beginning of year	1,745,030,403	2,362,888,735	323,482,153	223,020,346

End of year	$2,208,007,500	$1,745,030,403	$434,127,628	$323,482,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2023 and 2022

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	2023	2022	2023	2022

Operations:
Net investment income	$1,636,379,490	$96,074,616	$3,545,474,831	$325,968,052

Net realized gain (loss)	3,331,458	(3,886,562)	1,842,825	(28,543,577)

Net increase in net assets resulting from operations	1,639,710,948	92,188,054	3,547,317,656	297,424,475

Distributions to shareholders from distributable earnings:
Institutional Class	(1,425,848,124)	(85,408,911)	(2,937,396,325)	(295,190,284)

Private Investment Class	(27,974,050)	(1,268,453)	(31,871,187)	(2,186,097)

Personal Investment Class	(18,833,514)	(1,167,413)	(1,724,597)	(110,536)

Cash Management Class	(10,262,717)	(1,843,731)	(28,870,727)	(3,324,668)

Reserve Class	(26,643,468)	(2,122,002)	(18,675,529)	(1,225,131)

Resource Class	(2,858,404)	(267,315)	(7,821,438)	(863,585)

Corporate Class	(66,239,040)	(1,170,294)	(54,893,700)	(2,699,107)

CAVU Securities Class	(57,720,173)	(2,826,497)	(464,221,328)	(20,368,644)

Total distributions from distributable earnings	(1,636,379,490)	(96,074,616)	(3,545,474,831)	(325,968,052)

Share transactions-net:
Institutional Class	7,411,651,408	4,330,861,644	4,490,547,363	11,726,491,208

Private Investment Class	705,232,421	78,001,581	394,333,067	72,215,877

Personal Investment Class	266,760,119	315,801,181	47,387,887	29,989,058

Cash Management Class	(216,057,236)	(57,379,422)	(506,942,746)	394,921,370

Reserve Class	(371,297,287)	119,769,440	(156,621,571)	190,502,067

Resource Class	13,734,527	24,190,011	30,913,371	17,158,805

Corporate Class	1,088,925,297	207,510,470	(247,224,939)	(539,261,258)

CAVU Securities Class	708,337,686	10,231,626	7,909,884,014	3,411,670,557

Net increase in net assets resulting from share transactions	9,607,286,935	5,028,986,531	11,962,276,446	15,303,687,684

Net increase in net assets	9,610,618,393	5,025,099,969	11,964,119,271	15,275,144,107

Net assets:
Beginning of year	24,873,931,094	19,848,831,125	69,052,986,966	53,777,842,859

End of year	$34,484,549,487	$24,873,931,094	$81,017,106,237	$69,052,986,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2023 and 2022

	Invesco Treasury Obligations Portfolio

	2023	2022

Operations:
Net investment income	$59,282,259	$4,933,278

Net realized gain (loss)	(315,693)	(129,607)

Net increase in net assets resulting from operations	58,966,566	4,803,671

Distributions to shareholders from distributable earnings:
Institutional Class	(55,729,583)	(4,768,439)

Private Investment Class	(733,670)	(48,742)

Personal Investment Class	(287,819)	(29,749)

Cash Management Class	(151,109)	(319)

Reserve Class	(1,944,055)	(71,516)

Resource Class	(236,076)	(360)

Corporate Class	(199,947)	(14,153)

Total distributions from distributable earnings	(59,282,259)	(4,933,278)

Share transactions-net:
Institutional Class	381,291,981	38,941,402

Private Investment Class	9,497,580	(78,490)

Personal Investment Class	(12,709,449)	8,907,420

Cash Management Class	10,285,327	(174,408)

Reserve Class	31,852,196	(32,341,061)

Resource Class	6,145,804	198

Corporate Class	(563,244)	(1,691,615)

Net increase in net assets resulting from share transactions	425,800,195	13,563,446

Net increase in net assets	425,484,502	13,433,839

Net assets:
Beginning of year	1,175,082,030	1,161,648,191

End of year	$1,600,566,532	$1,175,082,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Resource Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/23	$1.0002	$0.0424	$(0.0004)	$0.0420	$(0.0421)	$-	$-	$(0.0421)	$1.0001	4.28%	$255	0.38%	0.42%	4.24%
Year ended 08/31/22	1.0004	0.0039	(0.0000)	0.0039	(0.0041)	-	-	(0.0041)	1.0002	0.39	248	0.26	0.42	0.40
Year ended 08/31/21	1.0006	0.0001	(0.0002)	(0.0001)	(0.0001)	-	-	(0.0001)	1.0004	(0.01)	362	0.21	0.42	0.01
Year ended 08/31/20	1.0004	0.0106	(0.0006)	0.0100	(0.0098)	-	-	(0.0098)	1.0006	1.01	366	0.37	0.42	1.07
Year ended 08/31/19	1.0004	0.0217	0.0000	0.0217	(0.0217)	-	-	(0.0217)	1.0004	2.19	363	0.38	0.42	2.17
Invesco STIC Prime Portfolio
Year ended 08/31/23	1.0000	0.0442	(0.0011)	0.0431	(0.0430)	-	-	(0.0430)	1.0001	4.40	0	0.34	0.43	4.08
Year ended 08/31/22	1.0000	0.0047	0.0000	0.0047	(0.0043)	-	(0.0004)	(0.0047)	1.0000	0.47	0	0.15	0.44	0.61
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	-	(0.0001)	1.0000	0.01	0	0.13	0.46	0.01
Year ended 08/31/20	1.0001	0.0104	(0.0013)	0.0091	(0.0092)	-	-	(0.0092)	1.0000	0.93	123	0.31	0.42	1.03
Year ended 08/31/19	1.0001	0.0210	0.0001	0.0211	(0.0211)	-	-	(0.0211)	1.0001	2.13	123	0.34	0.41	2.10
Invesco Treasury Portfolio
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.21	91,130	0.34	0.38	4.22
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.39	77,390	0.20	0.37	0.40
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	53,210	0.10	0.37	0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.79	635,713	0.31	0.37	0.73
Year ended 08/31/19	1.00	0.02	(0.00)	0.02	(0.02)	-	-	(0.02)	1.00	2.04	632,598	0.34	0.37	2.02
Invesco Government & Agency Portfolio
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.22	165,918	0.32	0.32	4.23
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.43	135,003	0.20	0.32	0.45
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.02	117,902	0.08	0.32	0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	-	(0.01)	1.00	0.81	143,148	0.29	0.31	0.71
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.06	180,617	0.32	0.32	2.04
Invesco Treasury Obligations Portfolio
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	-	-	(0.04)	1.00	4.08	6,242	0.34	0.36	4.06
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	-	-	(0.00)	1.00	0.36	98	0.21	0.37	0.37
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	-	(0.00)	1.00	0.01	98	0.10	0.37	0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	-	(0.01)	1.00	0.80	150	0.33	0.36	0.69
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	-	(0.02)	1.00	2.01	134	0.34	0.37	1.99

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Notes to Financial Statements

August 31, 2023

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

 The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.

 Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio and Invesco Treasury Obligations Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

 Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

 Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

 Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

 Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the “Rule”), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

 “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

 Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio may impose a fee upon the sale of shares. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee requirements at this time, as permitted by the Rule.

 In July 2023, the U.S. Securities and Exchange Commission adopted amendments to the Rule. These amendments, among other changes, (i) remove redemption gates and remove the tie between weekly liquid asset minimum thresholds and liquidity fees, effective October 2, 2023; (ii) increase required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024; and (iii) require institutional money market funds to impose a mandatory liquidity fee when daily net redemptions exceed certain levels unless the amount of the fee determined by a Fund is less than 0.01% of the value of the shares redeemed, effective October 2, 2024.

 The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

 Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

 Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

 Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

 Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

29	Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

 The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

 Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

 The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

 The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

 Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

 The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of

30	Short-Term Investments Trust

short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

 The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

 Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

 There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

 U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

 For the year ended August 31, 2023, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

 The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	–

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	–

 The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

 In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

31	Short-Term Investments Trust

 For the year ended August 31, 2023, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$696,537

Invesco STIC Prime Portfolio	334,345

Invesco Treasury Portfolio	13,877,429

Invesco Government & Agency Portfolio	84,156

Invesco Treasury Obligations Portfolio	332,997

 The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

 The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

 Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

 The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

 Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 As of August 31, 2023, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff

32	Short-Term Investments Trust

positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended August 31, 2023, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$ -	$ 15,017,260	$-

Invesco STIC Prime Portfolio	20,029,285	31,005,688	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2023 and 2022:

	2023	2022
	Ordinary Income*	Ordinary Income*	Return of Capital

Invesco Liquid Assets Portfolio	$81,070,394	$9,991,934	$-

Invesco STIC Prime Portfolio	15,631,347	1,661,497	165,488

Invesco Treasury Portfolio	1,636,379,490	96,074,616	-

Invesco Government & Agency Portfolio	3,545,474,831	325,968,052	-

Invesco Treasury Obligations Portfolio	59,282,259	4,933,278	-

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets

Invesco Liquid Assets Portfolio	$-	$(2,007,217)	$(266,475)	$(6,204)	$2,210,287,396	$2,208,007,500

Invesco STIC Prime Portfolio	-	(538,186)	(3,696)	-	434,669,510	434,127,628

Invesco Treasury Portfolio	21,708	(1,297,469)	(544,314)	(42,802)	34,486,312,364	34,484,549,487

Invesco Government & Agency Portfolio	1,223,802	(662,057)	-	(26,701,919)	81,043,246,411	81,017,106,237

Invesco Treasury Obligations Portfolio	52,291	(64,835)	(34,159)	(447,033)	1,601,060,268	1,600,566,532

 The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

 The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

33	Short-Term Investments Trust

The Funds have a capital loss carryforward as of August 31, 2023, as follows:

	Short-Term	Long-Term
	Not Subject to	Not Subject to
Fund	Expiration	Expiration	Total*

Invesco Liquid Assets Portfolio	$6,204	$-	$6,204

Invesco Treasury Portfolio	42,802	-	42,802

Invesco Government & Agency Portfolio	26,701,919	-	26,701,919

Invesco Treasury Obligations Portfolio	414,704	32,329	447,033

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2023
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Invesco Liquid Assets Portfolio	$2,214,874,134	$143,261	$(409,736)	$(266,475)

Invesco STIC Prime Portfolio	436,120,021	2,210	(5,906)	(3,696)

Invesco Treasury Portfolio	34,204,222,315	-	(544,314)	(544,314)

Invesco Treasury Obligations Portfolio	1,768,623,164	-	(34,159)	(34,159)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Government & Agency Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2023, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest

Invesco Liquid Assets Portfolio	$193,515	$ -	$(193,515)

Invesco STIC Prime Portfolio	41,958	(153)	(41,805)

Invesco Treasury Portfolio	-	-	-

Invesco Government & Agency Portfolio	-	-	-

Invesco Treasury Obligations Portfolio	-	-	-

NOTE 10–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	14,689,381,103	$14,692,392,767	16,021,220,223	$16,021,997,196

Private Investment Class	461	461	173	173

Cash Management Class	3,194	3,195	1	1

Reserve Class	74	74	7,065	7,068

Corporate Class	6,918,117	6,920,000	-	-

CAVU Securities Class	20,940,809	20,942,903	1	1

34	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	8,488,080	$8,489,799	331,500	$331,481

Private Investment Class	39,164	39,172	3,597	3,597

Personal Investment Class	10	10	-	-

Cash Management Class	68,982	68,996	5,971	5,971

Reserve Class	5,067	5,068	174	174

Resource Class	9,857	9,859	599	599

Corporate Class	130,854	130,878	70	70

CAVU Securities Class	20,195	20,197	-	-

Reacquired:
Institutional Class	(14,253,037,054)	(14,255,996,115)	(16,635,655,012)	(16,636,609,365)

Private Investment Class	(53,258)	(53,270)	(1,822,166)	(1,822,177)

Cash Management Class	(82,976)	(83,000)	(1,207,094)	(1,207,189)

Reserve Class	(44,488)	(44,497)	(47,789)	(47,792)

Resource Class	(3,064)	(3,065)	(114,803)	(114,839)

Corporate Class	(2,774,617)	(2,775,172)	(425)	(424)

CAVU Securities Class	(7,070,744)	(7,071,451)	-	-

Net increase (decrease) in share activity	462,939,766	$462,996,809	(617,277,915)	$(617,455,455)

(a)	54% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

35	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	1,869,976,252	$1,870,028,473	1,898,258,845	$1,898,293,281

Private Investment Class	611,125	611,137	66,475	66,475

Personal Investment Class	200,000	200,000	45	45

Cash Management Class	202,044	202,044	47,921	47,925

Reserve Class	169,984	170,001	1	1

Resource Class	1	1	-	-

Corporate Class	3,184,015	3,184,088	-	-

Issued as reinvestment of dividends:

Institutional Class	9,572,929	9,573,297	718,725	718,729

Private Investment Class	13,902	13,903	961	961

Personal Investment Class	3,243	3,243	131	131

Cash Management Class	10,701	10,702	351	351

Reserve Class	2,271	2,271	62	62

Resource Class	16	16	1	1

Corporate Class	40,528	40,531	64	64

Reacquired:

Institutional Class	(1,772,368,596)	(1,772,399,544)	(1,798,225,673)	(1,798,252,661)

Private Investment Class	(416,660)	(416,674)	(215,296)	(215,297)

Personal Investment Class	(200,000)	(200,000)	(1,624)	(1,624)

Cash Management Class	(144,115)	(144,118)	(175,291)	(175,297)

Reserve Class	(1,502)	(1,501)	(16,836)	(16,838)

Resource Class	(1)	(1)	-	-

Corporate Class	(234,201)	(234,211)	-	-

Net increase in share activity	110,621,936	$110,643,658	100,458,862	$100,466,309

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

36	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	274,406,114,953	$274,406,114,953	132,066,034,066	$132,066,034,066

Private Investment Class	1,927,265,025	1,927,265,025	1,001,410,898	1,001,410,898

Personal Investment Class	2,652,216,519	2,652,216,519	2,236,178,971	2,236,178,971

Cash Management Class	891,962,433	891,962,433	1,488,319,714	1,488,319,714

Reserve Class	4,059,561,441	4,059,561,441	3,559,612,942	3,559,612,942

Resource Class	289,292,340	289,292,340	215,964,855	215,964,855

Corporate Class	13,246,649,542	13,246,649,542	4,502,000,934	4,502,000,934

CAVU Securities Class	22,252,025,618	22,252,025,618	12,888,063,731	12,888,063,731

Issued as reinvestment of dividends:

Institutional Class	429,132,893	429,132,893	10,223,078	10,223,078

Private Investment Class	15,063,443	15,063,443	184,233	184,233

Personal Investment Class	11,951,452	11,951,452	398,914	398,914

Cash Management Class	9,757,614	9,757,614	1,071,516	1,071,516

Reserve Class	23,854,384	23,854,384	971,014	971,014

Resource Class	2,503,679	2,503,679	130,138	130,138

Corporate Class	27,110,572	27,110,572	261,029	261,029

CAVU Securities Class	28,156,470	28,156,470	1,880	1,880

Reacquired:

Institutional Class	(267,423,596,438)	(267,423,596,438)	(127,745,395,500)	(127,745,395,500)

Private Investment Class	(1,237,096,047)	(1,237,096,047)	(923,593,550)	(923,593,550)

Personal Investment Class	(2,397,407,852)	(2,397,407,852)	(1,920,776,704)	(1,920,776,704)

Cash Management Class	(1,117,777,283)	(1,117,777,283)	(1,546,770,652)	(1,546,770,652)

Reserve Class	(4,454,713,112)	(4,454,713,112)	(3,440,814,516)	(3,440,814,516)

Resource Class	(278,061,492)	(278,061,492)	(191,904,982)	(191,904,982)

Corporate Class	(12,184,834,817)	(12,184,834,817)	(4,294,751,493)	(4,294,751,493)

CAVU Securities Class	(21,571,844,402)	(21,571,844,402)	(12,877,833,985)	(12,877,833,985)

Net increase in share activity	9,607,286,935	$9,607,286,935	5,028,986,531	$5,028,986,531

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

37	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	676,317,844,983	$676,317,844,983	454,339,645,288	$454,339,645,288

Private Investment Class	2,772,830,810	2,772,830,810	1,778,974,054	1,778,974,054

Personal Investment Class	291,186,446	291,186,446	97,861,174	97,861,174

Cash Management Class	687,171,805	687,171,805	1,341,733,532	1,341,733,532

Reserve Class	1,637,403,110	1,637,403,110	2,373,222,673	2,373,222,673

Resource Class	1,746,682,416	1,746,682,416	1,481,464,937	1,481,464,937

Corporate Class	15,706,196,046	15,706,196,046	10,354,778,887	10,354,778,887

CAVU Securities Class	138,982,525,837	138,982,525,837	77,360,488,467	77,360,488,467

Issued as reinvestment of dividends:

Institutional Class	1,169,954,288	1,169,954,288	49,592,996	49,592,996

Private Investment Class	19,707,465	19,707,465	747,946	747,946

Personal Investment Class	1,370,472	1,370,472	55,691	55,691

Cash Management Class	5,398,766	5,398,766	463,867	463,867

Reserve Class	16,666,940	16,666,940	542,028	542,028

Resource Class	6,163,097	6,163,097	486,110	486,110

Corporate Class	30,430,600	30,430,600	1,161,309	1,161,309

CAVU Securities Class	269,901,724	269,901,724	7,176,754	7,176,754

Reacquired:

Institutional Class	(672,997,251,908)	(672,997,251,908)	(442,662,747,076)	(442,662,747,076)

Private Investment Class	(2,398,205,208)	(2,398,205,208)	(1,707,506,123)	(1,707,506,123)

Personal Investment Class	(245,169,031)	(245,169,031)	(67,927,807)	(67,927,807)

Cash Management Class	(1,199,513,317)	(1,199,513,317)	(947,276,029)	(947,276,029)

Reserve Class	(1,810,691,621)	(1,810,691,621)	(2,183,262,634)	(2,183,262,634)

Resource Class	(1,721,932,142)	(1,721,932,142)	(1,464,792,242)	(1,464,792,242)

Corporate Class	(15,983,851,585)	(15,983,851,585)	(10,895,201,454)	(10,895,201,454)

CAVU Securities Class	(131,342,543,547)	(131,342,543,547)	(73,955,994,664)	(73,955,994,664)

Net increase in share activity	11,962,276,446	$11,962,276,446	15,303,687,684	$15,303,687,684

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

38	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	5,169,670,586	$5,169,670,586	2,034,763,395	$2,034,763,395

Private Investment Class	17,710,953	17,710,953	4,862,034	4,862,034

Personal Investment Class	8,901,266	8,901,266	25,412,787	25,412,787

Cash Management Class	11,800,855	11,800,855	-	-

Reserve Class	203,740,500	203,740,500	237,156,939	237,156,939

Resource Class	87,877,408	87,877,408	891,607	891,607

Corporate Class	20,654,915	20,654,915	-	-

Issued as reinvestment of dividends:

Institutional Class	28,171,168	28,171,168	1,208,158	1,208,158

Private Investment Class	621,107	621,107	25,960	25,960

Personal Investment Class	271,902	271,902	13,163	13,163

Cash Management Class	108,074	108,074	185	185

Reserve Class	1,364,201	1,364,201	26,868	26,868

Resource Class	208,032	208,032	-	-

Corporate Class	184,948	184,948	8,385	8,385

Reacquired:

Institutional Class	(4,816,549,773)	(4,816,549,773)	(1,997,030,151)	(1,997,030,151)

Private Investment Class	(8,834,480)	(8,834,480)	(4,966,484)	(4,966,484)

Personal Investment Class	(21,882,617)	(21,882,617)	(16,518,530)	(16,518,530)

Cash Management Class	(1,623,602)	(1,623,602)	(174,593)	(174,593)

Reserve Class	(173,252,505)	(173,252,505)	(269,524,868)	(269,524,868)

Resource Class	(81,939,636)	(81,939,636)	(891,409)	(891,409)

Corporate Class	(21,403,107)	(21,403,107)	(1,700,000)	(1,700,000)

Net increase in share activity	425,800,195	$425,800,195	13,563,446	$13,563,446

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 38% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

39	Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio (constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2023, the related statements of operations for the year ended August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights of the Resource Class for each of the five years in the period ended August 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2023 and each of the financial highlights of the Resource Class for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas
October 23, 2023

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

40	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Resource Class	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(03/01/23)	(08/31/23)[1]	Period[2]	(08/31/23)	Period[2]	Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,024.60	$1.94	$1,023.29	$1.94	0.38%
Invesco STIC Prime Portfolio	1,000.00	1,025.30	1.74	1,023.49	1.73	0.34
Invesco Treasury Portfolio	1,000.00	1,024.30	1.73	1,023.49	1.73	0.34
Invesco Government & Agency Portfolio	1,000.00	1,024.40	1.63	1,023.59	1.63	0.32
Invesco Treasury Obligations Portfolio	1,000.00	1,023.60	1.73	1,023.49	1.73	0.34

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2023 through August 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

41	Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Treasury Portfolio)

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the

42	Short-Term Investments Trust

nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

 The Board reviewed the services that may be provided to each Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which each Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to

43	Short-Term Investments Trust

address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other

44	Short-Term Investments Trust

client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding the Fund’s actual management fees and the levels of the Fund’s breakpoints in light of current asset levels. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s

Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and

45	Short-Term Investments Trust

sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Treasury Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The

Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of each Fund.

46	Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

 The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

 The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2023:

Federal and State Income Tax

	Business Interest Income*	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S Treasury Obligations*

Invesco Liquid Assets Portfolio	99.88%	0.00%	0.00%	0.00%	0.00%

Invesco STIC Prime Portfolio	99.67%	0.00%	0.00%	0.00%	0.00%

Invesco Treasury Portfolio	99.85%	0.00%	0.00%	0.00%	29.94%

Invesco Government & Agency Portfolio	99.71%	0.00%	0.00%	0.00%	29.47%

Invesco Treasury Obligations Portfolio	99.99%	0.00%	0.00%	0.00%	100.00%

*  The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified Short-Term Gains	Qualified Interest Income**

Invesco Liquid Assets Portfolio	$ -	0.00%

Invesco STIC Prime Portfolio	153	0.00%

Invesco Treasury Portfolio	-	99.85%

Invesco Government & Agency Portfolio	-	99.71%

Invesco Treasury Obligations Portfolio	-	99.99%

**  The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

47	Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Chairman Emeritus, Invesco Ltd.; Trustee and Vice Chair, The Invesco Funds; and Member of Executive Board, SMU Cox School of Business

Formerly: Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Vice Chair, Investment Company Institute; Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			170	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee (2019) and Chair (August 2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	170	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	170	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); and Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	170	Insperity, Inc. (formerly known as Administaff) (human resources provider); Board Member of the regional board, First Financial Bank Texas; and Boad Member, First Financial Bankshares, Inc. Texas (FFIN)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management - Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			170	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; and Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	170	Blue Hills Bank; Member and Chairman, Bentley University, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	1998	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute	170	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			170	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non- profit legal advocacy); and Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); and Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury	170	None
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	170	None
Daniel S. Vandivort – 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management.	170	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America

T-3	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust; and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Melanie Ringold – 1975 Senior Vice President, Chief Legal Officer and Secretary	2023

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary, Invesco Investment Advisers LLC, Invesco Capital Markets, Inc.; Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Senior Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI SteelPath, Inc.; Secretary and Senior Vice President, Oppenheimer Acquisition Corp.; Secretary, SteelPath Funds Remediation LLC; and Secretary and Senior Vice President, Trinity Investment Management Corporation

Formerly: Assistant Secretary, Invesco Distributors, Inc.; Invesco Advisers, Inc. Invesco Investment Services, Inc., Invesco Capital Markets, Inc., Invesco Capital Management LLC and Invesco Investment Advisers LLC; and Assistant Secretary and Investment Vice President, Invesco Funds

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Chief Executive Officer, President and Executive Director, Invesco Ltd.; Senior Vice President, Invesco Group Services, Inc.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds and Trustee, Invesco Foundation, Inc.

Formerly: Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; and Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; and Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Tony Wong – 1973 Senior Vice President	2023

Senior Managing Director, Invesco Ltd.; Director, Chairman, Chief Executive Officer and President, Invesco Advisers, Inc.; Director and Chairman, Invesco Private Capital, Inc., INVESCO Private Capital Investments, Inc. and INVESCO Realty, Inc.; Director, Invesco Senior Secured Management, Inc.; President, Invesco Managed Accounts, LLC and SNW Asset Management Corporation; and Senior Vice President, The Invesco Funds

Formerly: Assistant Vice President, The Invesco Funds; and Vice President, Invesco Advisers, Inc.

			N/A	N/A
Stephanie C. Butcher – 1971 Senior Vice President	2023	Senior Managing Director, Invesco Ltd.; Senior Vice President, The Invesco Funds; Director and Chief Executive Officer, Invesco Asset Management Limited	N/A	N/A
Adrien Deberghes – 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds

Formerly: Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds;

Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; and Associate, Gaston Snow & Ely Bartlett

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1331 Spring Street NW, Suite 2500	11 Greenway Plaza	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Sidley Austin LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2005 Market Street, Suite 2600	787 Seventh Avenue	11 Greenway Plaza	2 Hanson Place
Philadelphia, PA 19103-7018	New York, NY 10019	Houston, TX 77046-1173	Brooklyn, NY 11217-1431

T-6	Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-4

Annual Report to Shareholders	August 31, 2023

CAVU Securities Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing. Only clients of CAVU Securities, LLC (CAVU) are eligible to purchase the Funds’ CAVU Securities Class. CAVU is a veteran and minority owned firm that measures the success of the firm not only based on financial performance, but also by the positive contributions it makes in giving back to the community, our country and those who have served our country. The CAVU Securities Class may not be purchased directly by individuals. In order to be a shareholder of the CAVU Securities Class, an individual generally needs to have a brokerage account with CAVU or its affiliates or another intermediary authorized by CAVU to offer the Fund’s CAVU Securities Class.

Unless otherwise stated, information presented in this report is as of August 31, 2023, and is based on total net assets. Unless otherwise stated, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

2

Fund Data

CAVU Securities Class data as of 8/31/23

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	12 - 48 days	37 days	54 days	$14.0 million
Invesco Treasury[2]	3 - 34 days	9 days	101 days	1.3 billion
Invesco Government & Agency[2]	5 - 38 days	17 days	83 days	12.8 billion

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

 Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

3	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/23
	Invesco Liquid Assets Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio
1 - 7	48.0%	67.5%	63.6%
8 - 30	7.9	6.9	4.3
31 - 60	11.1	2.9	7.1
61 - 90	9.7	1.6	1.0
91 - 180	18.5	3.4	5.3
181+	4.8	17.7	18.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

4	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-43.21%(a)
Asset Management & Custody Banks-0.45%
BofA Securities, Inc. (SOFR + 0.50%)(b)	5.90%	10/16/2023	$10,000	$10,004,191

Asset-Backed Securities - Consumer Receivables-1.57%
Old Line Funding LLC (SOFR + 0.45%) (CEP - Royal Bank of Canada)(b)(c)	5.94%	09/22/2023	25,000	25,002,830

Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(c)	5.71%	01/04/2024	10,000	9,802,145

				34,804,975

Asset-Backed Securities - Fully Supported Bank-1.81%
Anglesea Funding LLC (1 mo. OBFR + 0.22%) (Multi - CEP’s)(b)(c)(d)	5.66%	11/14/2023	40,000	40,001,962

Consumer Finance-1.80%
Toyota Finance Australia Ltd. (Australia)(d)	5.59%	10/19/2023	40,000	39,708,559

Diversified Banks-29.68%
Banco Santander S.A. (SOFR + 0.39%) (Spain)(b)(c)(d)	5.66%	09/01/2023	20,000	20,000,240

Banco Santander S.A. (Spain)(c)(d)	5.69%	11/16/2023	10,000	9,882,832

Barclays Bank PLC(c)(d)	5.57%	10/06/2023	40,000	39,784,120

Barclays Bank PLC (SOFR + 0.42%)(b)(c)(d)	5.76%	01/05/2024	10,000	10,004,638

Canadian Imperial Bank of Commerce(c)(d)	5.88%	06/17/2024	25,000	23,843,700

Citigroup Global Markets, Inc.(c)	5.71%	12/18/2023	40,000	39,324,927

DBS Bank Ltd. (Singapore)(c)(d)	5.71%	02/13/2024	50,000	48,715,344

Dexia Credit Local S.A. (France)(c)(d)	5.78%	02/12/2024	50,000	48,728,125

Dexia Credit Local S.A. (France)(c)(d)	5.78%	02/16/2024	10,000	9,739,271

Dexia Credit Local S.A. (France)(c)(d)	5.77%	03/04/2024	10,000	9,712,423

DNB Bank ASA (Norway)(c)(d)	5.15%	02/01/2024	25,000	24,412,768

DZ BANK AG Deutsche Zentral-Genossenschaftsbank (Germany)(c)(d)	5.42%	09/05/2023	30,000	29,977,837

HSBC Bank PLC (SOFR + 0.42%) (United Kingdom)(b)(c)(d)	5.76%	01/26/2024	50,000	50,012,610

ING (US) Funding LLC (SOFR + 0.46%)(b)(c)(d)	5.76%	09/29/2023	25,000	25,006,519

ING (US) Funding LLC(c)(d)	5.50%	11/03/2023	25,000	24,758,756

National Australia Bank Ltd. (Australia)(c)(d)	5.10%	11/02/2023	40,000	39,622,630

Nordea Bank Abp (SOFR + 0.34%) (Finland)(b)(c)(d)	5.64%	10/31/2023	5,000	5,001,369

Nordea Bank Abp (Finland)(c)(d)	5.73%	02/09/2024	25,000	24,381,700

Svenska Handelsbanken AB (Sweden)(c)(d)	5.54%	05/22/2024	50,000	47,917,174

Toronto-Dominion Bank (The) (Canada)(c)(d)	5.25%	01/26/2024	25,000	24,955,230

Toronto-Dominion Bank (The) (SOFR + 0.62%) (Canada)(b)(c)(d)	6.03%	04/26/2024	25,000	25,018,578

United Overseas Bank Ltd. (Singapore)(c)(d)	5.55%	11/03/2023	50,000	49,513,422

Westpac Banking Corp. (SOFR + 0.44%)(b)(c)(d)	5.84%	10/23/2023	25,000	25,010,462

				655,324,675

Diversified Capital Markets-3.83%
Glencove Funding LLC (CEP - Standard Chartered Bank)(c)(d)	5.61%	11/17/2023	40,000	39,527,060

UBS AG (SOFR + 0.35%)(b)(c)(d)	5.83%	11/15/2023	20,000	20,000,083

UBS AG (SOFR + 0.41%)(b)(c)(d)	5.87%	02/16/2024	25,000	24,999,743

				84,526,886

Specialized Finance-4.07%
Caisse des Depots et Consignations (France)(c)(d)	5.37%	10/06/2023	40,000	39,786,120

Great Bear Funding LLC (1 mo. OBFR + 0.40%) (CEP - Bank of Nova Scotia)(b)(d)	5.85%	02/13/2024	30,000	30,010,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Specialized Finance-(continued)
Great Bear Funding LLC (1 mo. OBFR + 0.40%) (CEP - Bank of Nova Scotia)(b)(d)	5.85%	02/13/2024	$20,000	$20,013,410

				89,810,285

Total Commercial Paper (Cost $954,485,987)				954,181,533

Certificates of Deposit-36.32%
BNP Paribas S.A. (France)(d)	5.31%	09/01/2023	21,000	21,000,000

Canadian Imperial Bank of Commerce (SOFR + 0.55%) (Canada)(b)(d)	6.05%	09/28/2023	25,000	25,006,805

Citibank N.A.	5.71%	01/02/2024	10,000	10,000,834

Cooperatieve Rabobank U.A. (Cayman Islands)(d)	5.30%	09/01/2023	51,000	51,000,000

DNB Bank ASA(d)	5.30%	09/01/2023	81,000	81,000,000

DZ BANK AG Deutsche Zentral-Genossenschaftsbank (Germany)(d)	5.30%	09/01/2023	76,000	76,000,000

Mizuho Bank Ltd.(d)	5.32%	09/01/2023	101,000	101,000,000

MUFG Bank Ltd.(d)	5.57%	10/20/2023	10,000	10,002,211

MUFG Bank Ltd.(d)	5.57%	10/27/2023	40,000	40,009,233

Nordea Bank Abp(d)	5.30%	09/01/2023	73,000	73,000,000

Oversea-Chinese Banking Corp. Ltd.(d)	5.57%	11/17/2023	25,000	24,998,518

Oversea-Chinese Banking Corp. Ltd. (SOFR + 0.40%) (Singapore)(b)(d)	5.83%	01/19/2024	32,000	32,006,742

Skandinaviska Enskilda Banken AB(d)	5.31%	09/01/2023	101,000	101,000,000

Svenska Handelsbanken AB(d)	5.30%	09/01/2023	56,000	56,000,000

Swedbank AB (SOFR + 0.42%) (Sweden)(b)(d)	5.91%	09/25/2023	50,000	50,010,614

Woori Bank(d)	5.38%	09/25/2023	50,000	50,000,498

Total Certificates of Deposit (Cost $801,997,476)				802,035,455

Variable Rate Demand Notes-4.09%(e)
Credit Enhanced-4.09%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(c)(f)	5.38%	04/01/2035	11,850	11,850,000

Board of Regents of the University of Texas System; Subseries 2016 G-1, VRD RB	5.30%	08/01/2045	67,040	67,040,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	5.92%	04/01/2047	9,000	8,999,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	5.40%	05/01/2037	2,300	2,300,000

Total Variable Rate Demand Notes (Cost $90,189,999)				90,189,999

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-83.62% (Cost $1,846,673,462)				1,846,406,987

			Repurchase Amount
Repurchase Agreements-16.68%(g)
BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $125,132,465 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $132,354,947; 0.00% - 12.07%; 06/01/2025 - 05/20/2072)(h)	5.45%	09/06/2023	20,021,194	20,000,000

BMO Capital Markets Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $425,447,903 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities, corporate obligations, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $442,140,684; 0.00% - 11.94%; 02/15/2024 - 12/15/2072)(h)	5.42%	09/06/2023	50,052,694	50,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/31/2023, aggregate maturing value of $115,122,092 (collateralized by corporate obligations, non-agency asset-backed securities and a non-agency mortgage-backed security valued at $126,435,162; 0.00% - 12.26%; 09/15/2024 - 10/16/2056)(h)	5.46%	09/07/2023	45,047,775	45,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BNP Paribas Securities Corp., joint term agreement dated 08/31/2023, aggregate maturing value of $190,199,500 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $199,521,030; 1.25% -9.56%; 06/20/2024 - 04/15/2081)(h)	5.40%	09/07/2023	$38,039,900	$38,000,000

BofA Securities, Inc., joint term agreement dated 08/31/2023, aggregate maturing value of $250,037,500 (collateralized by corporate obligations valued at $275,001,854; 2.25% - 10.38%; 03/01/2025 - 12/15/2036)(h)	5.40%	09/01/2023	20,003,000	20,000,000

Credit Agricole Corporate & Investment Bank, joint open agreement dated 02/17/2023 (collateralized by agency and non-agency asset-backed securities, corporate obligations, and non-agency mortgage-backed securities valued at $212,935,617; 1.13% - 9.38%; 09/27/2023 - 04/20/2062)(i)	5.40%	09/01/2023	15,069,758	15,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $400,059,889 (collateralized by equity securities valued at $420,000,102; 0.00%)	5.39%	09/01/2023	35,005,240	35,000,000

J.P. Morgan Securities LLC, joint open agreement dated 07/11/2023 (collateralized by corporate obligations and a non-agency asset-backed security valued at $192,499,943; 0.00% - 15.00%; 01/02/2024 - 06/30/2062)(i)	5.61%	09/01/2023	65,314,383	65,000,000

RBC Capital Markets LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $150,160,417 (collateralized by commercial paper, corporate obligations and non-agency asset-backed securities valued at $162,126,258; 0.00% - 13.25%; 09/15/2023 - 03/07/2082)(h)	5.50%	09/06/2023	15,016,042	15,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities, non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $62,597,474; 0.00% - 10.50%; 10/12/2023 - 03/25/2065)(i)	5.49%	09/01/2023	25,003,813	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $1,000,147,500 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,054; 0.63% - 6.00%; 05/15/2030 -06/20/2053)	5.31%	09/01/2023	40,206,602	40,200,672

Total Repurchase Agreements (Cost $368,200,672)				368,200,672

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.30% (Cost $2,214,874,134)				2,214,607,659

OTHER ASSETS LESS LIABILITIES-(0.30)%				(6,600,159)

NET ASSETS-100.00%				$2,208,007,500

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Liquid Assets Portfolio–(continued)

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $875,294,617, which represented 39.64% of the Fund’s Net Assets.

(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 13.3%; Japan: 8.6%; Singapore: 7.0%; Cananda: 6.7%; Netherland: 6.4%; other countries less than 5% each: 33.2%.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-31.57%
U.S. Treasury Bills-13.95%(a)
U.S. Treasury Bills	5.24%	09/05/2023	$1,000,000	$999,422,222

U.S. Treasury Bills	5.22%-5.23%	09/21/2023	1,100,000	1,096,842,042

U.S. Treasury Bills	5.24%	10/17/2023	1,000,000	993,419,445

U.S. Treasury Bills	5.37%	11/24/2023	545,000	538,260,169

U.S. Treasury Bills	5.41%	12/12/2023	450,000	443,236,125

U.S. Treasury Bills	5.41%	12/26/2023	750,000	737,155,416

				4,808,335,419

U.S. Treasury Floating Rate Notes-17.62%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.55%	10/31/2024	1,839,000	1,837,123,880

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.61%	01/31/2025	2,063,000	2,064,038,880

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.58%	04/30/2025	1,675,000	1,675,717,313

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	5.54%	07/31/2025	500,000	499,614,911

				6,076,494,984

Total U.S. Treasury Securities (Cost $10,884,830,403)				10,884,830,403

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-31.57% (Cost $10,884,830,403)				10,884,830,403

			Repurchase Amount
Repurchase Agreements-67.62%(c)
ABN AMRO Bank N.V., joint agreement dated 08/31/2023, aggregate maturing value of $450,066,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.50% - 4.13%; 08/15/2025 - 05/15/2042)	5.30%	09/01/2023	250,036,806	250,000,000

Citigroup Global Markets, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,090; 3.75% - 4.38%; 08/31/2028 -08/31/2030)	5.31%	09/01/2023	500,073,750	500,000,000

Citigroup Global Markets, Inc., joint term agreement dated 08/29/2023, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,048; 0.00% - 7.50%; 09/05/2023 -08/15/2053)(d)	5.32%	09/05/2023	3,003,103,333	3,000,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2023, aggregate maturing value of $100,014,444 (collateralized by U.S. Treasury obligations valued at $102,000,080; 4.00%; 06/30/2028)	5.20%	09/01/2023	25,003,611	25,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2023, aggregate maturing value of $36,505,373,611 (collateralized by U.S. Treasury obligations valued at $36,505,373,762; 0.25% - 4.00%; 03/31/2024 - 02/15/2030)	5.30%	09/01/2023	8,501,251,389	8,500,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2023, aggregate maturing value of $8,001,177,778 (collateralized by U.S. Treasury obligations valued at $8,160,000,163; 0.00% - 4.00%; 09/14/2023 - 07/15/2032)	5.30%	09/01/2023	3,359,494,519	3,359,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/31/2023, maturing value of $750,110,417 (collateralized by U.S. Treasury obligations valued at $765,000,039; 2.00% - 3.00%; 02/15/2049 - 02/15/2050)	5.30%	09/01/2023	750,110,417	750,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Goldman Sachs & Co., agreement dated 08/31/2023, maturing value of $250,036,806 (collateralized by a U.S. Treasury obligation valued at $255,000,037; 2.38%; 02/29/2024)	5.30%	09/01/2023	$250,036,806	$250,000,000

ING Financial Markets, LLC, agreement dated 08/31/2023, maturing value of $200,029,444 (collateralized by U.S. Treasury obligations valued at $204,000,052; 0.00% - 4.75%; 12/15/2023 - 02/15/2053)	5.30%	09/01/2023	200,029,444	200,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,153,727 (collateralized by U.S. Treasury obligations valued at $1,020,690,818; 0.63% - 4.13%; 10/15/2024 -11/15/2052)	5.30%	09/01/2023	500,076,472	500,002,860

ING Financial Markets, LLC, joint term agreement dated 07/26/2023, aggregate maturing value of $1,008,423,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,043; 0.00% - 7.63%; 10/03/2023 -08/15/2052)	5.32%	09/21/2023	267,232,183	265,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $504,211,667 (collateralized by U.S. Treasury obligations valued at $510,000,121; 0.00% - 4.25%; 09/14/2023 - 08/15/2053)	5.32%	09/22/2023	252,105,833	250,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $806,620,444 (collateralized by U.S. Treasury obligations valued at $816,000,018; 0.00% - 7.63%; 09/26/2023 - 02/15/2053)	5.32%	09/21/2023	771,330,800	765,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/30/2023, aggregate maturing value of $350,368,087 (collateralized by U.S. Treasury obligations valued at $358,836,327; 0.00%; 05/15/2040 - 08/15/2046)(d)	5.32%	09/06/2023	100,105,134	100,001,688

Mitsubishi UFJ Trust & Banking Corp., agreement dated 08/31/2023, maturing value of $250,036,806 (collateralized by U.S. Treasury obligations valued at $255,000,015; 1.88% - 5.00%; 05/15/2037 - 08/15/2051)	5.30%	09/01/2023	250,036,806	250,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 07/26/2023, aggregate maturing value of $252,068,889 (collateralized by U.S. Treasury obligations valued at $255,000,056; 0.13% - 4.00%; 05/15/2024 -08/15/2032)(d)	5.32%	09/21/2023	126,034,444	125,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $1,943,488,353 (collateralized by U.S. Treasury obligations valued at $1,985,832,101; 0.50% - 3.88%; 03/31/2025 - 11/15/2040)(d)	5.32%	09/06/2023	500,604,813	500,087,500

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 08/30/2023, maturing value of $100,103,250 (collateralized by a U.S. Treasury obligation valued at $102,030,179; 0.75%; 08/31/2026)(d)	5.31%	09/06/2023	100,103,250	100,000,000

Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2023, maturing value of $758,343,714 (collateralized by U.S. Treasury obligations valued at $776,136,774; 0.00% - 1.75%; 05/15/2037 - 11/15/2046)	5.31%	09/01/2023	758,343,714	758,231,875

Societe Generale, joint term agreement dated 08/30/2023, aggregate maturing value of $1,501,548,750 (collateralized by U.S. Treasury obligations valued at $1,530,000,031; 0.25% - 4.50%; 08/15/2024 - 05/15/2032)(d)	5.31%	09/06/2023	740,764,050	740,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $2,900,426,944 (collateralized by U.S. Treasury obligations valued at $2,958,000,059; 0.63% - 6.13%; 10/31/2024 -05/15/2049)	5.30%	09/01/2023	1,112,285,214	1,112,121,485

Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,012,602,253 (collateralized by U.S. Treasury obligations valued at $1,068,100,137; 1.25% - 2.50%; 05/15/2041 -05/15/2050)	5.39%	09/01/2023	507,213,644	507,137,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,027,540,443 (collateralized by U.S. Treasury obligations valued at $1,078,271,700; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/05/2023	$512,571,266	$512,264,476

Total Repurchase Agreements (Cost $23,318,847,598)				23,318,847,598

TOTAL INVESTMENTS IN SECURITIES-99.19% (Cost $34,203,678,001)				34,203,678,001

OTHER ASSETS LESS LIABILITIES-0.81%				280,871,486

NET ASSETS-100.00%				$34,484,549,487

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments

August 31, 2023

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-27.58%

U.S. Treasury Bills-12.45%(a)
U.S. Treasury Bills	5.42%	10/03/2023	$2,330,000	$2,318,971,335

U.S. Treasury Bills	4.12%	10/05/2023	50,000	49,813,236

U.S. Treasury Bills	5.29%	10/10/2023	525,000	522,042,500

U.S. Treasury Bills	5.32%	10/12/2023	970,000	964,200,208

U.S. Treasury Bills	5.24%	10/17/2023	100,000	99,341,945

U.S. Treasury Bills	5.31%	10/24/2023	1,825,000	1,810,974,875

U.S. Treasury Bills	5.34%	11/07/2023	700,000	693,160,415

U.S. Treasury Bills	5.14%	11/16/2023	105,000	103,890,500

U.S. Treasury Bills	5.39%	12/07/2023	485,000	478,139,270

U.S. Treasury Bills	5.29%	12/14/2023	50,000	49,255,389

U.S. Treasury Bills	5.43%	12/26/2023	1,970,000	1,936,152,457

U.S. Treasury Bills	5.19%	06/13/2024	1,105,000	1,061,721,447

				10,087,663,577

U.S. Treasury Floating Rate Notes-14.38%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	10/31/2023	679	679,406

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.08%)(b)	5.34%	04/30/2024	1,648,000	1,647,205,837

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	5.45%	07/31/2024	2,568,400	2,567,472,985

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	5.55%	10/31/2024	3,834,800	3,831,632,970

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(b)	5.61%	01/31/2025	1,847,000	1,847,583,378

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	5.58%	04/30/2025	1,750,000	1,749,985,311

				11,644,559,887

U.S. Treasury Notes-0.75%
U.S. Treasury Notes	2.00%	04/30/2024	370,000	363,374,265

U.S. Treasury Notes	2.50%	04/30/2024	250,000	246,330,000

				609,704,265

Total U.S. Treasury Securities (Cost $22,341,927,729)				22,341,927,729

U.S. Government Sponsored Agency Securities-4.59%
Federal Farm Credit Bank (FFCB)-3.02%
Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	09/20/2023	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	12/15/2023	24,500	24,499,644

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	01/04/2024	229,000	229,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	5.36%	01/10/2024	75,500	75,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	01/25/2024	15,000	15,000,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	02/05/2024	100,000	100,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	02/20/2024	80,000	80,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	02/23/2024	162,000	162,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	03/08/2024	95,000	95,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	03/15/2024	431,000	431,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.04%)(b)	5.34%	03/18/2024	$445,000	$445,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	04/04/2024	195,000	195,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	04/25/2024	345,000	345,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	05/09/2024	160,000	160,000,000

Federal Farm Credit Bank (SOFR + 0.05%)(b)	5.35%	05/24/2024	62,000	62,000,000

				2,443,999,644

Federal Home Loan Bank (FHLB)-1.38%(a)
Federal Home Loan Bank	5.01%	01/12/2024	213,000	209,230,669

Federal Home Loan Bank	5.02%	02/09/2024	926,000	906,204,692

				1,115,435,361

U.S. International Development Finance Corp. (DFC)-0.19%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/11/2023	9,273	9,272,728

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.50%	09/13/2023	6,357	6,357,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.54%	09/13/2023	15,300	15,300,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/13/2023	10,444	10,444,447

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/13/2023	47,727	47,727,274

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	06/15/2025	9,600	9,600,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/15/2025	2,368	2,368,421

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.48%	09/15/2026	5,417	5,416,667

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/15/2026	3,250	3,250,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	02/15/2028	10,000	10,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	10/15/2030	6,444	6,444,444

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	5.55%	09/13/2023	30,375	30,375,000

				156,555,981

Total U.S. Government Sponsored Agency Securities (Cost $3,715,990,986)				3,715,990,986

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-32.17% (Cost $26,057,918,715)				26,057,918,715

			Repurchase Amount
Repurchase Agreements-65.67%(c)
ABN AMRO Bank N.V., joint agreement dated 08/31/2023, aggregate maturing value of $450,066,250 (collateralized by U.S. Treasury obligations valued at $459,000,055; 0.50% - 4.13%; 08/15/2025 - 05/15/2042)	5.30%	09/01/2023	200,029,444	200,000,000

Bank of Nova Scotia, joint agreement dated 08/31/2023, aggregate maturing value of $2,350,345,972 (collateralized by agency mortgage-backed securities valued at $2,397,000,469; 2.00% - 6.50%; 09/01/2027 - 08/20/2053)	5.30%	09/01/2023	1,225,180,347	1,225,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

BofA Securities, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $1,750,257,639 (collateralized by agency mortgage-backed securities valued at $1,785,000,000; 1.50% - 9.00%; 09/01/2023 - 02/01/2057)	5.30%	09/01/2023	$904,808,814	$904,675,626

CIBC World Markets Corp., joint term agreement dated 07/27/2023, aggregate maturing value of $1,714,068,444 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $1,734,000,020; 0.00% - 7.00%; 03/01/2027 - 08/20/2069)(d)	5.32%	09/21/2023	1,507,371,956	1,495,000,000

Citigroup Global Markets, Inc., agreement dated 08/31/2023, maturing value of $300,044,250 (collateralized by U.S. Treasury obligations valued at $306,000,082; 0.50% - 3.88%; 03/31/2025 - 06/30/2028)	5.31%	09/01/2023	300,044,250	300,000,000

Citigroup Global Markets, Inc., joint agreement dated 08/31/2023, aggregate maturing value of $2,000,295,000 (collateralized by U.S. Treasury obligations valued at $2,040,000,090; 3.75% - 4.38%; 08/31/2028 - 08/31/2030)	5.31%	09/01/2023	1,500,221,250	1,500,000,000

Citigroup Global Markets, Inc., joint term agreement dated 08/29/2023, aggregate maturing value of $9,009,310,000 (collateralized by U.S. Treasury obligations valued at $9,180,000,048; 0.00% - 7.50%; 09/05/2023 - 08/15/2053)(d)	5.32%	09/05/2023	4,504,655,000	4,500,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2023, aggregate maturing value of $100,014,444 (collateralized by U.S. Treasury obligations valued at $102,000,080; 4.00%; 06/30/2028)	5.20%	09/01/2023	75,010,833	75,000,000

Federal Reserve Bank of New York, joint agreement dated 08/31/2023, aggregate maturing value of $36,505,373,611 (collateralized by U.S. Treasury obligations valued at $36,505,373,762; 0.25% - 4.00%; 03/31/2024 - 02/15/2030)	5.30%	09/01/2023	21,003,091,667	21,000,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2023, maturing value of $745,109,888 (collateralized by U.S. government sponsored agency obligations a U.S. Treasury obligation valued at $759,900,049; 1.04% - 5.65%; 12/15/2023 - 06/26/2028)	5.31%	09/01/2023	745,109,888	745,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 08/31/2023, aggregate maturing value of $8,001,177,778 (collateralized by U.S. Treasury obligations valued at $8,160,000,163; 0.00% - 4.00%; 09/14/2023 - 07/15/2032)	5.30%	09/01/2023	3,900,574,167	3,900,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/31/2023, maturing value of $750,110,417 (collateralized by U.S. Treasury obligations valued at $765,000,064; 1.38% -3.00%; 02/15/2049 - 08/15/2052)	5.30%	09/01/2023	750,110,417	750,000,000

Goldman Sachs & Co., agreement dated 08/31/2023, maturing value of $250,036,806 (collateralized by U.S. Treasury obligations valued at $255,000,001; 0.00% - 6.25%; 02/29/2024 - 02/15/2043)	5.30%	09/01/2023	250,036,806	250,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2023, aggregate maturing value of $1,000,153,727 (collateralized by U.S. Treasury obligations valued at $1,020,690,818; 0.63% - 4.13%; 10/15/2024 - 11/15/2052)	5.30%	09/01/2023	500,077,256	500,003,644

ING Financial Markets, LLC, joint term agreement dated 07/26/2023, aggregate maturing value of $1,008,423,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,043; 0.00% - 7.63%; 10/03/2023 - 08/15/2052)	5.32%	09/21/2023	504,211,667	500,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $1,008,275,556 (collateralized by agency mortgage-backed securities valued at $1,020,000,001; 1.50% - 7.50%; 03/01/2028 - 09/01/2057)	5.32%	09/21/2023	932,654,889	925,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $504,211,667 (collateralized by U.S. Treasury obligations valued at $510,000,121; 0.00% - 4.25%; 09/14/2023 - 08/15/2053)	5.32%	09/22/2023	252,105,833	250,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $705,792,889 (collateralized by U.S. Treasury obligations valued at $714,000,031; 0.00% - 4.63%; 09/07/2023 - 08/15/2052)	5.32%	09/21/2023	640,254,978	635,000,000

ING Financial Markets, LLC, joint term agreement dated 07/27/2023, aggregate maturing value of $806,620,444 (collateralized by agency mortgage-backed securities valued at $816,000,001; 1.50% - 8.00%; 09/01/2029 - 05/01/2058)	5.32%	09/21/2023	236,944,756	235,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

ING Financial Markets, LLC, term agreement dated 07/27/2023, maturing value of $201,655,111 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 8.00%; 03/17/2031 - 08/01/2053)	5.32%	09/21/2023	$201,655,111	$200,000,000

ING Financial Markets, LLC, term agreement dated 07/27/2023, maturing value of $504,211,667 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 8.00%; 09/01/2029 - 02/01/2057)	5.32%	09/22/2023	504,211,667	500,000,000

ING Financial Markets, LLC, term agreement dated 07/28/2023, maturing value of $201,628,611 (collateralized by agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.50%; 07/01/2033 - 05/01/2058)	5.33%	09/21/2023	201,628,611	200,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/02/2023 (collateralized by agency mortgage-backed securities valued at $918,000,005; 1.25% - 6.39%; 03/25/2025 - 09/16/2063)(e)	5.31%	09/01/2023	788,593,992	785,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/30/2023, aggregate maturing value of $350,368,087 (collateralized by U.S. Treasury obligations valued at $358,836,327; 0.00%; 05/15/2040 - 08/15/2046)(d)	5.32%	09/06/2023	170,176,456	170,000,600

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 07/26/2023, aggregate maturing value of $252,068,889 (collateralized by U.S. Treasury obligations valued at $255,000,056; 0.13% - 4.00%; 05/15/2024 - 08/15/2032)(d)	5.32%	09/21/2023	126,034,444	125,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/30/2023, aggregate maturing value of $1,943,488,353 (collateralized by U.S. Treasury obligations valued at $1,985,832,101; 0.50% - 3.88%; 03/31/2025 - 11/15/2040)(d)	5.32%	09/06/2023	1,333,357,859	1,331,980,000

Prudential Insurance Co. of America, agreement dated 08/31/2023, maturing value of $140,319,444 (collateralized by U.S. Treasury obligations valued at $143,901,190; 0.00%; 05/15/2037 - 08/15/2042)	5.31%	09/01/2023	140,319,444	140,298,750

RBC Dominion Securities Inc., joint agreement dated 08/31/2023, aggregate maturing value of $3,250,478,472 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $3,315,000,043; 0.00% - 6.24%; 09/19/2023 - 08/15/2053)	5.30%	09/01/2023	2,015,296,653	2,015,000,000

RBC Dominion Securities Inc., joint term agreement dated 07/27/2023, aggregate maturing value of $2,016,551,111 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,001; 0.00% - 6.50%; 09/30/2024 - 09/01/2053)(d)	5.32%	09/21/2023	352,896,444	350,000,000

Royal Bank of Canada, term agreement dated 07/27/2023, maturing value of $1,008,275,556 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,063; 0.00% - 6.50%; 03/31/2025 - 09/01/2053)(d)	5.32%	09/21/2023	1,008,275,556	1,000,000,000

Societe Generale, joint term agreement dated 08/30/2023, aggregate maturing value of $1,501,548,750 (collateralized by U.S. Treasury obligations valued at $1,530,000,031; 0.25% - 4.50%; 08/15/2024 - 05/15/2032)(d)	5.31%	09/06/2023	475,490,438	475,000,000

Standard Chartered Bank, agreement dated 08/31/2023, maturing value of $2,750,404,861 (collateralized by U.S. Treasury obligations valued at $2,805,413,051; 0.00% - 5.50%; 09/12/2023 - 05/15/2053)	5.30%	09/01/2023	2,750,404,861	2,750,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2023, aggregate maturing value of $2,900,426,944 (collateralized by U.S. Treasury obligations valued at $2,958,000,059; 0.63% - 6.13%; 10/31/2024 - 05/15/2049)	5.30%	09/01/2023	765,451,880	765,339,205

TD Securities (USA) LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $500,516,250 (collateralized by agency mortgage-backed securities valued at $510,000,000; 2.00% - 6.00%; 06/01/2048 - 09/01/2053)(d)	5.31%	09/06/2023	275,283,938	275,000,000

Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,012,602,253 (collateralized by U.S. Treasury obligations valued at $1,068,100,137; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/01/2023	505,388,609	505,312,952

Teacher Retirement System of Texas, joint agreement dated 08/31/2023, aggregate maturing value of $1,027,540,443 (collateralized by U.S. Treasury obligations valued at $1,078,271,700; 1.25% - 2.50%; 05/15/2041 - 05/15/2050)	5.39%	09/05/2023	514,969,177	514,660,953

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments–(continued)

August 31, 2023

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Wells Fargo Securities, LLC, joint term agreement dated 08/30/2023, aggregate maturing value of $1,801,862,000 (collateralized by agency mortgage-backed securities valued at $1,836,000,000; 1.50% - 7.00%; 03/01/2025 - 09/01/2053)(d)	5.32%	09/06/2023	$1,216,256,850	$1,215,000,000

Total Repurchase Agreements (Cost $53,207,271,730)				53,207,271,730

TOTAL INVESTMENTS IN SECURITIES(f)-97.84% (Cost $79,265,190,445)				79,265,190,445

OTHER ASSETS LESS LIABILITIES-2.16%				1,751,915,792

NET ASSETS-100.00%				$81,017,106,237

Investment Abbreviations:

SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2023

	Invesco Liquid	Invesco Treasury	Invesco Government
	Assets Portfolio	Portfolio	& Agency Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,846,406,987	$10,884,830,403	$26,057,918,715

Repurchase agreements, at value and cost	368,200,672	23,318,847,598	53,207,271,730

Cash	10,091	911,226,033	2,507,869,327

Receivable for:
Fund shares sold	-	6,859,898	6,841,344

Interest	3,565,839	41,759,002	128,097,082

Fund expenses absorbed	47,605	-	-

Investment for trustee deferred compensation and retirement plans	2,774,946	1,669,454	760,411

Other assets	-	290,729	4,475,843

Total assets	2,221,006,140	35,165,483,117	81,913,234,452

Liabilities:
Payable for:
Investments purchased	-	512,264,476	514,660,953

Fund shares reacquired	-	7,001,043	4,919,167

Due to broker	-	1,940,625	2,446,875

Dividends	9,681,128	153,028,620	360,002,422

Accrued fees to affiliates	360,875	4,636,011	13,063,153

Accrued trustees’ and officers’ fees and benefits	4,162	38,862	82,609

Accrued operating expenses	11,448	164,154	34,560

Trustee deferred compensation and retirement plans	2,941,027	1,859,839	918,476

Total liabilities	12,998,640	680,933,630	896,128,215

Net assets applicable to shares outstanding	$2,208,007,500	$34,484,549,487	$81,017,106,237

Net assets consist of:
Shares of beneficial interest	$2,210,287,396	$34,486,312,364	$81,043,246,411

Distributable earnings (loss)	(2,279,896)	(1,762,877)	(26,140,174)

	$2,208,007,500	$34,484,549,487	$81,017,106,237

Net Assets:
Institutional Class	$2,186,548,484	$28,835,239,242	$65,659,515,148

Private Investment Class	$1,059,282	$1,087,038,300	$972,195,095

Personal Investment Class	$10,257	$847,631,486	$86,709,117

Cash Management Class	$1,709,324	$178,755,972	$635,720,144

Reserve Class	$135,650	$616,192,376	$442,229,121

Resource Class	$254,730	$91,129,787	$165,917,647

Corporate Class	$4,297,720	$1,562,965,512	$295,514,451

CAVU Securities Class	$13,992,053	$1,265,596,812	$12,759,305,514

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Statement of Assets and Liabilities–(continued)

August 31, 2023

	Invesco Liquid	Invesco Treasury	Invesco Government
	Assets Portfolio	Portfolio	& Agency Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	2,186,236,160	28,834,347,613	65,680,608,634

Private Investment Class	1,059,136	1,087,059,359	972,507,398

Personal Investment Class	10,256	847,649,009	86,736,971

Cash Management Class	1,709,089	178,753,912	635,924,359

Reserve Class	135,631	616,185,732	442,371,181

Resource Class	254,695	91,131,826	165,970,946

Corporate Class	4,297,128	1,562,964,412	295,609,381

CAVU Securities Class	13,990,223	1,265,610,253	12,763,404,252

Net asset value, offering and redemption price per share for each class	$1.0001	$1.00	$1.00

Cost of Investments	$2,214,874,134	$34,203,678,001	$79,265,190,445

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2023

	Invesco Liquid	Invesco Treasury	Invesco Government
	Assets Portfolio	Portfolio	& Agency Portfolio

Investment income:
Interest	$84,375,023	$1,716,958,017	$3,683,596,458

Expenses:
Advisory fees	2,742,194	56,529,728	80,926,610

Administrative services fees	799,670	16,836,024	36,311,534

Custodian fees	24,974	2,786,313	1,266,379

Distribution fees:
Private Investment Class	3,155	1,976,685	2,317,397

Personal Investment Class	55	2,683,175	240,832

Cash Management Class	1,364	204,576	567,559

Reserve Class	1,354	7,178,648	4,828,360

Resource Class	500	109,185	297,568

Corporate Class	926	441,138	369,665

Transfer agent fees	164,532	3,391,784	7,283,395

Trustees’ and officers’ fees and benefits	30,472	288,487	629,718

Registration and filing fees	107,075	1,323,580	2,371,637

Reports to shareholders	484	4,143	-

Professional services fees	58,124	398,792	455,162

Other	66,287	303,698	339,967

Total expenses	4,001,166	94,455,956	138,205,783

Less: Fees waived and expenses reimbursed	(696,537)	(13,877,429)	(84,156)

Net expenses	3,304,629	80,578,527	138,121,627

Net investment income	81,070,394	1,636,379,490	3,545,474,831

Realized and unrealized gain (loss) from:
Net realized gain from unaffiliated investment securities	2,847	3,331,458	1,842,825

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(22,559)	-	-

Net realized and unrealized gain (loss)	(19,712)	3,331,458	1,842,825

Net increase in net assets resulting from operations	$81,050,682	$1,639,710,948	$3,547,317,656

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2023 and 2022

	Invesco Liquid Assets Portfolio		Invesco Treasury Portfolio
	2023	2022	2023	2022

Operations:
Net investment income	$81,070,394	$9,991,934	$1,636,379,490	$96,074,616

Net realized gain (loss)	2,847	3,959	3,331,458	(3,886,562)

Change in net unrealized appreciation (depreciation)	(22,559)	(406,836)	-	-

Net increase in net assets resulting from operations	81,050,682	9,589,057	1,639,710,948	92,188,054

Distributions to shareholders from distributable earnings:
Institutional Class	(80,699,792)	(9,973,378)	(1,425,848,124)	(85,408,911)

Private Investment Class	(43,207)	(6,754)	(27,974,050)	(1,268,453)

Personal Investment Class	(398)	(32)	(18,833,514)	(1,167,413)

Cash Management Class	(73,755)	(9,759)	(10,262,717)	(1,843,731)

Reserve Class	(5,393)	(378)	(26,643,468)	(2,122,002)

Resource Class	(10,560)	(1,017)	(2,858,404)	(267,315)

Corporate Class	(150,333)	(112)	(66,239,040)	(1,170,294)

CAVU Securities Class	(86,956)	(504)	(57,720,173)	(2,826,497)

Total distributions from distributable earnings	(81,070,394)	(9,991,934)	(1,636,379,490)	(96,074,616)

Share transactions-net:
Institutional Class	444,886,451	(614,280,688)	7,411,651,408	4,330,861,644

Private Investment Class	(13,637)	(1,818,407)	705,232,421	78,001,581

Personal Investment Class	10	-	266,760,119	315,801,181

Cash Management Class	(10,809)	(1,201,217)	(216,057,236)	(57,379,422)

Reserve Class	(39,355)	(40,550)	(371,297,287)	119,769,440

Resource Class	6,794	(114,240)	13,734,527	24,190,011

Corporate Class	4,275,706	(354)	1,088,925,297	207,510,470

CAVU Securities Class	13,891,649	1	708,337,686	10,231,626

Net increase (decrease) in net assets resulting from share transactions	462,996,809	(617,455,455)	9,607,286,935	5,028,986,531

Net increase (decrease) in net assets	462,977,097	(617,858,332)	9,610,618,393	5,025,099,969

Net assets:
Beginning of year	1,745,030,403	2,362,888,735	24,873,931,094	19,848,831,125

End of year	$2,208,007,500	$1,745,030,403	$34,484,549,487	$24,873,931,094

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2023 and 2022

	Invesco Government & Agency Portfolio

	2023	2022

Operations:
Net investment income	$3,545,474,831	$325,968,052

Net realized gain (loss)	1,842,825	(28,543,577)

Net increase in net assets resulting from operations	3,547,317,656	297,424,475

Distributions to shareholders from distributable earnings:
Institutional Class	(2,937,396,325)	(295,190,284)

Private Investment Class	(31,871,187)	(2,186,097)

Personal Investment Class	(1,724,597)	(110,536)

Cash Management Class	(28,870,727)	(3,324,668)

Reserve Class	(18,675,529)	(1,225,131)

Resource Class	(7,821,438)	(863,585)

Corporate Class	(54,893,700)	(2,699,107)

CAVU Securities Class	(464,221,328)	(20,368,644)

Total distributions from distributable earnings	(3,545,474,831)	(325,968,052)

Share transactions-net:
Institutional Class	4,490,547,363	11,726,491,208

Private Investment Class	394,333,067	72,215,877

Personal Investment Class	47,387,887	29,989,058

Cash Management Class	(506,942,746)	394,921,370

Reserve Class	(156,621,571)	190,502,067

Resource Class	30,913,371	17,158,805

Corporate Class	(247,224,939)	(539,261,258)

CAVU Securities Class	7,909,884,014	3,411,670,557

Net increase in net assets resulting from share transactions	11,962,276,446	15,303,687,684

Net increase in net assets	11,964,119,271	15,275,144,107

Net assets:
Beginning of year	69,052,986,966	53,777,842,859

End of year	$81,017,106,237	$69,052,986,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

CAVU Securities Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/23	$1.0002	$0.0444	$(0.0003)	$0.0441	$(0.0442)	$1.0001	4.49%	$13,992	0.18%		0.22%		4.44%
Year ended 08/31/22	1.0004	0.0048	(0.0000)	0.0048	(0.0050)	1.0002	0.49	100	0.18		0.22		0.48
Period ended 08/31/21(c)	1.0004	0.0002	(0.0000)	0.0002	(0.0002)	1.0004	0.02	100	0.17	(d)	0.22	(d)	0.05	(d)
Invesco Treasury Portfolio
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.38	1,265,597	0.18		0.22		4.38
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.46	557,217	0.13		0.21		0.47
Period ended 08/31/21(c)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	547,091	0.04	(d)	0.21	(d)	0.07	(d)
Invesco Government & Agency Portfolio
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.39	12,759,306	0.16		0.16		4.39
Year ended 08/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.51	4,851,562	0.11		0.16		0.54
Period ended 08/31/21(c)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,441,853	0.04	(d)	0.16	(d)	0.06	(d)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Commencement date of December 18, 2020.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Notes to Financial Statements

August 31, 2023

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

 The investment objective of each Fund is to provide current income consistent with preservation of capital and liquidity.

 Each Fund currently offers eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class.

 Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

 Invesco Liquid Assets Portfolio, an institutional money market fund, prices and transacts in its shares at a floating net asset value (“NAV”) reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio to round its NAV to four decimal places (e.g., $1.0000).

 Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

 Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the “Rule”), seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

 “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

 Invesco Liquid Assets Portfolio may impose a fee upon the sale of shares. The Board of Trustees has elected not to subject Invesco Treasury Portfolio and Invesco Government & Agency Portfolio to liquidity fee requirements at this time, as permitted by the Rule.

 In July 2023, the U.S. Securities and Exchange Commission adopted amendments to the Rule. These amendments, among other changes, (i) remove redemption gates and remove the tie between weekly liquid asset minimum thresholds and liquidity fees, effective October 2, 2023; (ii) increase required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024; and (iii) require institutional money market funds to impose a mandatory liquidity fee when daily net redemptions exceed certain levels unless the amount of the fee determined by a Fund is less than 0.01% of the value of the shares redeemed, effective October 2, 2024.

 The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s securities normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

 Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

 Invesco Treasury Portfolio and Invesco Government & Agency Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

 Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

 Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

 The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

 Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains

23	Short-Term Investments Trust

(losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
 The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

 The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

 Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

 The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

 The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

 Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

 There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

24	Short-Term Investments Trust

 U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

 For the year ended August 31, 2023, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

 The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash				CAVU
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate	Securities
	Class	Class	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

 The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

 In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

 For the year ended August 31, 2023, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense
Limitation

Invesco Liquid Assets Portfolio	$696,537

Invesco Treasury Portfolio	13,877,429

Invesco Government & Agency Portfolio	84,156

 The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

 The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2023, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

 Certain officers and trustees of the Trust are officers and directors of the Adviser and IIS.

25	Short-Term Investments Trust

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 As of August 31, 2023, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended August 31, 2023, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$-	$15,017,260	$-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2023 and 2022:

	2023	2022
	Ordinary	Ordinary
	Income*	Income*

Invesco Liquid Assets Portfolio	$ 81,070,394	$ 9,991,934

Invesco Treasury Portfolio	1,636,379,490	96,074,616

Invesco Government & Agency Portfolio	3,545,474,831	325,968,052

*	Includes short-term capital gain distributions, if any.

26	Short-Term Investments Trust

Tax Components of Net Assets at Period-End:

			Net
			Unrealized
	Undistributed	Temporary	Appreciation		Shares of
	Ordinary	Book/Tax	(Depreciation)-	Capital Loss	Beneficial	Total
	Income	Differences	Investments	Carryforwards	Interest	Net Assets

Invesco Liquid Assets Portfolio	$ -	$(2,007,217)	$(266,475)	$ (6,204)	$ 2,210,287,396	$ 2,208,007,500

Invesco Treasury Portfolio	121,708	(1,297,469)	(544,314)	(42,802)	34,486,312,364	34,484,549,487

Invesco Government & Agency Portfolio	1,223,802	(662,057)	-	(26,701,919)	81,043,246,411	81,017,106,237

 The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

 The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

 The Funds have a capital loss carryforward as of August 31, 2023, as follows:

	Short-Term
	Not Subject to
Fund	Expiration	Total*

Invesco Liquid Assets Portfolio	$6,204	$6,204

Invesco Treasury Portfolio	42,802	42,802

Invesco Government & Agency Portfolio	26,701,919	26,701,919

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2023
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)

Invesco Liquid Assets Portfolio	$ 2,214,874,134	$143,261	$(409,736)	$(266,475)

Invesco Treasury Portfolio	34,204,222,315	-	(544,314)	(544,314)

* For Invesco Liquid Assets Portfolio and Invesco Government & Agency Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2023, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income	Realized Gain	Beneficial Interest

Invesco Liquid Assets Portfolio	$193,515	$-	$(193,515)

Invesco Treasury Portfolio	-	-	-

Invesco Government & Agency Portfolio	-	-	-

27	Short-Term Investments Trust

NOTE 10–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	14,689,381,103	$14,692,392,767	16,021,220,223	$16,021,997,196

Private Investment Class	461	461	173	173

Cash Management Class	3,194	3,195	1	1

Reserve Class	74	74	7,065	7,068

Corporate Class	6,918,117	6,920,000	-	-

CAVU Securities Class	20,940,809	20,942,903	1	1

Issued as reinvestment of dividends:
Institutional Class	8,488,080	8,489,799	331,500	331,481

Private Investment Class	39,164	39,172	3,597	3,597

Personal Investment Class	10	10	-	-

Cash Management Class	68,982	68,996	5,971	5,971

Reserve Class	5,067	5,068	174	174

Resource Class	9,857	9,859	599	599

Corporate Class	130,854	130,878	70	70

CAVU Securities Class	20,195	20,197	-	-

Reacquired:
Institutional Class	(14,253,037,054)	(14,255,996,115)	(16,635,655,012)	(16,636,609,365)

Private Investment Class	(53,258)	(53,270)	(1,822,166)	(1,822,177)

Cash Management Class	(82,976)	(83,000)	(1,207,094)	(1,207,189)

Reserve Class	(44,488)	(44,497)	(47,789)	(47,792)

Resource Class	(3,064)	(3,065)	(114,803)	(114,839)

Corporate Class	(2,774,617)	(2,775,172)	(425)	(424)

CAVU Securities Class	(7,070,744)	(7,071,451)	-	-

Net increase (decrease) in share activity	462,939,766	$462,996,809	(617,277,915)	$(617,455,455)

(a)	54% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

28	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	274,406,114,953	$274,406,114,953	132,066,034,066	$132,066,034,066

Private Investment Class	1,927,265,025	1,927,265,025	1,001,410,898	1,001,410,898

Personal Investment Class	2,652,216,519	2,652,216,519	2,236,178,971	2,236,178,971

Cash Management Class	891,962,433	891,962,433	1,488,319,714	1,488,319,714

Reserve Class	4,059,561,441	4,059,561,441	3,559,612,942	3,559,612,942

Resource Class	289,292,340	289,292,340	215,964,855	215,964,855

Corporate Class	13,246,649,542	13,246,649,542	4,502,000,934	4,502,000,934

CAVU Securities Class	22,252,025,618	22,252,025,618	12,888,063,731	12,888,063,731

Issued as reinvestment of dividends:
Institutional Class	429,132,893	429,132,893	10,223,078	10,223,078

Private Investment Class	15,063,443	15,063,443	184,233	184,233

Personal Investment Class	11,951,452	11,951,452	398,914	398,914

Cash Management Class	9,757,614	9,757,614	1,071,516	1,071,516

Reserve Class	23,854,384	23,854,384	971,014	971,014

Resource Class	2,503,679	2,503,679	130,138	130,138

Corporate Class	27,110,572	27,110,572	261,029	261,029

CAVU Securities Class	28,156,470	28,156,470	1,880	1,880

Reacquired:
Institutional Class	(267,423,596,438)	(267,423,596,438)	(127,745,395,500)	(127,745,395,500)

Private Investment Class	(1,237,096,047)	(1,237,096,047)	(923,593,550)	(923,593,550)

Personal Investment Class	(2,397,407,852)	(2,397,407,852)	(1,920,776,704)	(1,920,776,704)

Cash Management Class	(1,117,777,283)	(1,117,777,283)	(1,546,770,652)	(1,546,770,652)

Reserve Class	(4,454,713,112)	(4,454,713,112)	(3,440,814,516)	(3,440,814,516)

Resource Class	(278,061,492)	(278,061,492)	(191,904,982)	(191,904,982)

Corporate Class	(12,184,834,817)	(12,184,834,817)	(4,294,751,493)	(4,294,751,493)

CAVU Securities Class	(21,571,844,402)	(21,571,844,402)	(12,877,833,985)	(12,877,833,985)

Net increase in share activity	9,607,286,935	$9,607,286,935	5,028,986,531	$5,028,986,531

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of theshares owned of record by these entities are also owned beneficially.

29	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2023(a)		2022
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	676,317,844,983	$676,317,844,983	454,339,645,288	$454,339,645,288

Private Investment Class	2,772,830,810	2,772,830,810	1,778,974,054	1,778,974,054

Personal Investment Class	291,186,446	291,186,446	97,861,174	97,861,174

Cash Management Class	687,171,805	687,171,805	1,341,733,532	1,341,733,532

Reserve Class	1,637,403,110	1,637,403,110	2,373,222,673	2,373,222,673

Resource Class	1,746,682,416	1,746,682,416	1,481,464,937	1,481,464,937

Corporate Class	15,706,196,046	15,706,196,046	10,354,778,887	10,354,778,887

CAVU Securities Class	138,982,525,837	138,982,525,837	77,360,488,467	77,360,488,467

Issued as reinvestment of dividends:
Institutional Class	1,169,954,288	1,169,954,288	49,592,996	49,592,996

Private Investment Class	19,707,465	19,707,465	747,946	747,946

Personal Investment Class	1,370,472	1,370,472	55,691	55,691

Cash Management Class	5,398,766	5,398,766	463,867	463,867

Reserve Class	16,666,940	16,666,940	542,028	542,028

Resource Class	6,163,097	6,163,097	486,110	486,110

Corporate Class	30,430,600	30,430,600	1,161,309	1,161,309

CAVU Securities Class	269,901,724	269,901,724	7,176,754	7,176,754

Reacquired:
Institutional Class	(672,997,251,908)	(672,997,251,908)	(442,662,747,076)	(442,662,747,076)

Private Investment Class	(2,398,205,208)	(2,398,205,208)	(1,707,506,123)	(1,707,506,123)

Personal Investment Class	(245,169,031)	(245,169,031)	(67,927,807)	(67,927,807)

Cash Management Class	(1,199,513,317)	(1,199,513,317)	(947,276,029)	(947,276,029)

Reserve Class	(1,810,691,621)	(1,810,691,621)	(2,183,262,634)	(2,183,262,634)

Resource Class	(1,721,932,142)	(1,721,932,142)	(1,464,792,242)	(1,464,792,242)

Corporate Class	(15,983,851,585)	(15,983,851,585)	(10,895,201,454)	(10,895,201,454)

CAVU Securities Class	(131,342,543,547)	(131,342,543,547)	(73,955,994,664)	(73,955,994,664)

Net increase in share activity	11,962,276,446	$11,962,276,446	15,303,687,684	$15,303,687,684

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

30	Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Shareholders of Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio (three of the funds constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2023, the related statements of operations for the year ended August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights of the CAVU Securities Class for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2023 and each of the financial highlights of the CAVU Securities Class for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financialstatements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas

October 23, 2023

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

31	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the CAVU Securities Class, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
CAVU Securities Class	(03/01/23)	(08/31/23)[1]	Period[2]	(08/31/23)	Period[2]	Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,025.70	$0.92	$1,024.30	$0.92	0.18%
Invesco Treasury Portfolio	1,000.00	1,025.20	0.92	1,024.30	0.92	0.18
Invesco Government & Agency Portfolio	1,000.00	1,025.20	0.82	1,024.40	0.82	0.16

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2023 through August 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

32	Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Treasury Portfolio)

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc.

(Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the

33	Short-Term Investments Trust

nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

 The Board reviewed the services that may be provided to each Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which each Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category (Index). The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to

34	Short-Term Investments Trust

address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other

35	Short-Term Investments Trust

client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding the Fund’s actual management fees and the levels of the Fund’s breakpoints in light of current asset levels. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s

Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to updated comparative fee data to address the timing implications of money market fund voluntary yield waivers in light of the changing interest rate environment. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and

36	Short-Term Investments Trust

sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2022.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Government & Agency Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Treasury Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund and the Invesco Funds, and the extent to which such economies of scale are shared with each Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The

Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of each Fund.

37	Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

 The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

 The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2023:

Federal and State Income Tax
	Business Interest	Qualified Business	Qualified Dividend	Corporate Dividends Received	U.S Treasury
	Income*	Income*	Income*	Deduction*	Obligations*
Invesco Liquid Assets Portfolio	99.88%	0.00%	0.00%	0.00%	0.00%
Invesco Treasury Portfolio	99.85%	0.00%	0.00%	0.00%	29.94%
Invesco Government & Agency Portfolio	99.71%	0.00%	0.00%	0.00%	29.47%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**

Invesco Liquid Assets Portfolio	$-	0.00%

Invesco Treasury Portfolio	-	99.85%

Invesco Government & Agency Portfolio	-	99.71%

** The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

38	Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Chairman Emeritus, Invesco Ltd.; Trustee and Vice Chair, The Invesco Funds; and Member of Executive Board, SMU Cox School of Business

Formerly: Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Vice Chair, Investment Company Institute; Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			170	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee (2019) and Chair (August 2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	170

Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit)

Formerly: President and Director Director of Grahamtastic Connection (non-profit)

Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	170

Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); and Independent

Directors Council (professional organization)

Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	170	Insperity, Inc. (formerly known as Administaff) (human resources provider); Board Member of the regional board, First Financial Bank Texas; and Boad Member, First Financial Bankshares, Inc. Texas (FFIN)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			170

Formerly:

Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; and Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee

Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	170	Blue Hills Bank; Member and Chairman, Bentley University, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	1998	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute	170	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees - (continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			170	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non- profit legal advocacy); and Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); and Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury	170	None
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	170	None
Daniel S. Vandivort –1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management.	170	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America

T-3	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust; and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Melanie Ringold – 1975 Senior Vice President, Chief Legal Officer and Secretary	2023

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary, Invesco Investment Advisers LLC, Invesco Capital Markets, Inc.; Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Senior Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI SteelPath, Inc.; Secretary and Senior Vice President, Oppenheimer Acquisition Corp.; Secretary, SteelPath Funds Remediation LLC; and Secretary and Senior Vice President, Trinity Investment Management Corporation

Formerly: Assistant Secretary, Invesco Distributors, Inc.; Invesco Advisers, Inc. Invesco Investment Services, Inc., Invesco Capital Markets, Inc., Invesco Capital Management LLC and Invesco Investment Advisers LLC; and Assistant Secretary and Investment Vice President, Invesco Funds

			N/A	N/A
Andrew R. Schlossberg –1974 Senior Vice President	2019

Chief Executive Officer, President and Executive Director, Invesco Ltd.; Senior Vice President, Invesco Group Services, Inc.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds and Trustee, Invesco Foundation, Inc.

Formerly: Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; and Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	Short-Term Investments Trust

Trustees and Officers–(continued)

Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; and Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Tony Wong – 1973 Senior Vice President	2023

Senior Managing Director, Invesco Ltd.; Director, Chairman, Chief Executive Officer and President, Invesco Advisers, Inc.; Director and Chairman, Invesco Private Capital, Inc., INVESCO Private Capital Investments, Inc. and INVESCO Realty, Inc.; Director, Invesco Senior Secured Management, Inc.; President, Invesco Managed Accounts, LLC and SNW Asset Management Corporation; and Senior Vice President, The Invesco Funds

Formerly: Assistant Vice President, The Invesco Funds; and Vice President, Invesco Advisers, Inc.

			N/A	N/A
Stephanie C. Butcher – 1971 Senior Vice President	2023	Senior Managing Director, Invesco Ltd.; Senior Vice President, The Invesco Funds; Director and Chief Executive Officer, Invesco Asset Management Limited	N/A	N/A
Adrien Deberghes –1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5	Short-Term Investments Trust

Trustees and Officers–(continued)

Officers–(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

		N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds

Formerly: Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds;

Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; and Associate, Gaston Snow & Ely Bartlett

		N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1331 Spring Street NW, Suite 2500 Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Sidley Austin LLP 787 Seventh Avenue New York, NY 10019	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-6	Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-8

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial experts are Cynthia Hostetler, Anthony J. LaCava, Jr., and Robert C. Troccoli. Cynthia Hostetler, Anthony J. LaCava, Jr., and Robert C. Troccoli are “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PricewaterhouseCoopers LLC (“PwC”), the Reigstrant’s independent registered public accounting firm, billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed for Services Rendered to the Registrant for fiscal year end 2023	Fees Billed for Services Rendered to the Registrant for fiscal year end 2022
Audit Fees	$105,180	$121,950
Audit-Related Fees	$0	$0
Tax Fees(1)	$82,822	$96,671
All Other Fees	$0	$0

Total Fees	$188,002	$218,621

(1)

Tax Fees for the fiscal years ended August 31, 2023 and August 31, 2022 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for fiscal year end 2023 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for fiscal year end 2022 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$957,000	$760,000
Tax Fees	$0	$0
All Other Fees	$0	$0

Total Fees	$957,000	$760,000

(1)	Audit-Related Fees for the fiscal years ended 2023 and 2022 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval. These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

I.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

II.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

III.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

[1]	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

a.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

b.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

IV.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds. Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Fund

V.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VI.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings. Such delegation does not preclude the Chair or Vice Chair from declining, on a case by case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

VIII.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

•	Management functions;

•	Human resources;

•	Broker-dealer, investment adviser, or investment banking services ;

•	Legal services;

•	Expert services unrelated to the audit;

•	Any service or product provided for a contingent fee or a commission;

•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;

•	Tax services for persons in financial reporting oversight roles at the Fund; and

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client;

•	Financial information systems design and implementation;

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

•	Actuarial services; and

•	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimus exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $6,721,000 for the fiscal year ended August 31, 2023 and $5,748,000 for the fiscal year ended August 31, 2022. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $7,760,822 for the fiscal year ended August 31, 2023 and $6,604,671 for the fiscal year ended August 31, 2022.

PwC provided audit services to the Investment Company complex of approximately $33 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

(i) Not Applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 17, 2023, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 17, 2023, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(a)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Code of Ethics.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short Term Investments Trust

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 3, 2023

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 3, 2023

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 3, 2023